UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

John Hancock

Balanced Fund

Semiannual report 4/30/17

A message to shareholders

Dear shareholder,

U.S. stocks and the credit segments of the bond market rallied sharply over the past six months, with several indexes reaching all-time highs before pulling back in the first half of April. In some ways, this recent pause wasn't surprising: Much of the fuel for the rally had been investor optimism over the Trump administration's ability to implement pro-growth policies that would boost economic expansion. Instead, the new administration has struggled with a series of controversies, and investors seem to be waiting for policy to catch up with expectations before bidding asset prices up further.

Regardless of what happens in Washington, asset prices in the United States enjoy the support of solid economic growth, low inflation, and rising levels of employment. Potential headwinds include high valuations—particularly when compared with foreign stocks—and any sustained increase in political uncertainty. Just as John Hancock Investments regularly monitors the risks taken by the portfolio teams managing our funds, it is prudent to periodically check in with your financial advisor to ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Balanced Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
41	Financial statements
45	Financial highlights
55	Notes to financial statements
63	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks current income, long-term growth of capital and income, and preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/17 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Blended Index is composed of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

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PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Stock market posted gains

Solid economic growth coupled with healthy employment reports boosted the performance of equities for the period.

Fixed-income segments posted mixed results

While U.S. Treasuries lost ground amid higher interest rates, high-yield bonds fared well as investors remained comfortable assuming credit risk.

The fund outperformed its blended benchmarks

The fund outpaced a 60%/40% blend of the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

PORTFOLIO COMPOSITION AS OF 4/30/17 (%)

A note about risks

The value of a company's equity securities is subject to change in the company's financial condition and overall market and economic conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. Mortgage- and asset-backed securities may be sensitive to changes in interest rates, and may be subject to early repayment and the market's perception of issuer creditworthiness. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Please see the fund's prospectus for additional risks.

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Discussion of fund performance

An interview with Portfolio Manager Roger C. Hamilton, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Roger C. Hamilton
Portfolio Manager
John Hancock Asset Management

What economic and market conditions took place during the six months ended April 30, 2017?

The stock market euphoria that initially greeted Donald Trump's election to the U.S. presidency last November subsided in the first four months of 2017, as the challenges associated with implementing some of the new administration's policies became evident. Still, for the full period, stocks enjoyed strong results, as the U.S. economy continued its solid growth, buttressed by healthy employment reports.

In March, the positive economic data led the U.S. Federal Reserve to follow up on its December rate hike with another 0.25 percentage point increase to its benchmark short-term interest rate. Against this backdrop, yields generally rose on U.S. Treasury debt, while high-yield and investment-grade corporate bonds, which made up a sizable portion of the portfolio throughout the period, enjoyed good results as income-seeking investors generally remained comfortable with credit risk.

How did the fund perform relative to its benchmarks?

In a strong environment for equities, the fund underperformed the 13.32% gain in the S&P 500 Index, but outpaced the Bloomberg Barclays U.S. Aggregate Bond Index, which had a loss of 0.67% for the same timeframe. The fund outperformed the 7.57% return of a 60%/40% blend, respectively, of these indexes.

On the equity side of the portfolio, the fund was hurt the most by disappointing security selection in the healthcare and industrials sectors and, to a lesser extent, energy. That negative impact was mostly offset by favorable stock picking in information technology, consumer discretionary, and financials.

The fund's fixed-income portfolio was especially helped by exposure to high-yield bonds, whose prices rose as credit spreads narrowed, meaning that investors gradually accepted lower yields in exchange for assuming credit risk. Good bond selection among investment-grade corporate bonds also added value, as did a significant underweight in lagging U.S. Treasuries.

Which stocks were among the fund's biggest individual detractors?

In energy, an overweight in oilfield services company Schlumberger, Ltd. detracted. While capital investment among U.S. energy producers has increased, the pace of investment has lagged in

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       4

international markets, to which Schlumberger has significant exposure. As of period end, however, we continued to see Schlumberger as a well-run company with good growth potential. Also in energy, Range Resources Corp. detracted from results. Weak natural gas prices resulting from warmer-than-expected temperatures hurt this gas producer's stock performance.

CVS Health Corp., which operates both a chain of retail drugstores and a pharmacy benefit management division, hampered relative performance. CVS encountered significant business challenges this period; the company's drugstores lagged amid declines in same-store sales and increased competition. We reduced the fund's investment in CVS.

Which stocks contributed on a relative basis?

Applied Materials, Inc. provided a big boost. Shares of this provider of equipment and services to semiconductor manufacturers were helped by several broad trends. First, Applied Materials has been a big beneficiary of China's push to increase its presence in semiconductor manufacturing. Second, demand has been strong for the next generation of flash memory, which customers use Applied Materials' equipment to produce. Third, the company is well positioned in the market for OLED displays, which are becoming more widely used. At period end, we remained confident about the prospects for this stock, but did trim the fund's stake to manage risk after a strong period of gains.

SECTOR COMPOSITION AS OF 4/30/17 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       5

Another contributor was SVB Financial Group, a provider of banking and other financial services. Shares of SVB, like those of most financial institutions, benefited from favorable market tailwinds this period. In addition to seeing positive effects from higher interest rates, healthier venture capital and initial public offering markets were also helpful, as both tend to be key drivers of profitability for this Silicon Valley-based banking company.

Financial services giant JPMorgan Chase & Co. also added value. JPMorgan Chase is one of the world's largest banks and a well-managed company that has dramatically improved its financial strength since the market collapse of 2007-2009.

What factors were behind the fund's modest equity overweighting throughout the period?

The fund finished the period with about a 64% equity stake, above our target allocation of 60% and slightly above its level of six months ago. This overweighting reflected our expectation for better total return opportunities for stocks relative to fixed income. This view stemmed from what we believed was lower risk of a global economic downturn, continued solid U.S. corporate earnings, and continued historically low interest rates. Although we wouldn't necessarily expect stock valuations to expand across the board from current levels, given the long rally in equity markets, we do have confidence in the prospects for the individual names we have selected for the fund.

What were some significant purchases and sales on the equity side?

Some of the fund's new equity investments were in economically sensitive stocks that we found attractively valued. In the materials sector, we added a new position in Canadian metals and mining company Teck Resources, Ltd. We also invested the fund in energy producer ARC Resources, Ltd. and, in the industrials sector, engineering and construction company Fluor Corp.

Our largest individual equity addition was coffee retailer Starbucks Corp. Starbucks has been optimizing its U.S. stores, investing heavily in mobile ordering, expanding into China and other international markets, and introducing new food offerings. Coupled with the company's dominant brand, we saw multiple opportunities for the stock to outperform and took advantage of a lowered valuation to establish a large position in the name.

TOP FIVE EQUITY HOLDINGS AS OF 4/30/17 (%)

Alphabet, Inc., Class A	2.5
Apple, Inc.	2.5
Amazon.com, Inc.	2.2
JPMorgan Chase & Co.	2.2
Pfizer, Inc.	1.7
TOTAL	11.1
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       6

TOP 5 BOND ISSUERS AS OF 4/30/17 (%)

Federal National Mortgage Association	5.0
U.S. Treasury	4.3
Federal Home Loan Mortgage Corp.	1.3
JPMorgan Chase & Co.	0.5
Bank of America	0.4
TOTAL	11.5
As a percentage of net assets.
Cash and cash equivalents are not included.

On the sale side, we eliminated the fund's position in Express Scripts Holding Company, a pharmacy benefit manager that we saw as vulnerable to political pressure on drug pricing, and that's also facing concerns about a legal dispute with its largest customer. Other notable sales this period were of several financial stocks, including Ares Capital Corp., The PNC Financial Services Group, Inc., and Santander Consumer USA Holdings, Inc.

How were you managing the fund's fixed-income assets as of period end?

On the fixed-income side of the fund, we modestly reduced exposure to corporate bonds toward period end; however, the fund remained overweight in the credit-related sectors of the bond market. Because we expect interest income to be a significant component of total return for bonds in the coming months, we remain focused on corporate bonds for their higher yields.

MANAGED BY

Roger C. Hamilton On the fund since 2003 Investing since 1979
Jeffrey N. Given, CFA On the fund since 2006 Investing since 1993
Michael J. Scanlon, Jr., CFA On the fund since 2015 Investing since 2000
Lisa A. Welch On the fund since 2016 Investing since 1986

The views expressed in this report are exclusively those of Roger C. Hamilton, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 4-30-17	as of 4-30-17
Class A	5.88	7.35	6.01	2.55	42.53	79.18	1.41	1.40
Class B	5.63	7.40	5.95	2.58	42.86	78.27	0.79	0.78
Class C	9.68	7.70	5.81	6.63	44.91	75.95	0.79	0.78
Class I2	11.80	8.81	6.95	8.10	52.50	95.72	1.80	1.79
Class R1[2,3]	11.07	8.09	6.20	7.77	47.58	82.51	1.14	1.13
Class R2[2,3]	11.36	8.47	6.56	7.89	50.18	88.80	1.40	1.39
Class R3[2,3]	11.21	8.20	6.31	7.84	48.33	84.35	1.24	1.23
Class R4[2,3]	11.62	8.63	6.68	8.09	51.29	90.85	1.63	1.53
Class R5[2,3]	11.86	8.85	6.94	8.15	52.78	95.64	1.83	1.82
Class R6[2,3]	11.91	8.92	7.04	8.15	53.30	97.39	1.88	1.87
Index 1†	17.92	13.68	7.15	13.32	89.81	99.55	—	—
Index 2†	0.83	2.27	4.30	-0.67	11.87	52.32	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Gross (%)	1.14	1.84	1.84	0.83	1.49	1.24	1.39	1.09	0.79	0.74
Net (%)	1.14	1.84	1.84	0.83	1.49	1.24	1.39	0.99	0.79	0.74

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P 500 Index; Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Balanced Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B4	4-30-07	17,827	17,827	19,955	15,232
Class C4	4-30-07	17,595	17,595	19,955	15,232
Class I2	4-30-07	19,572	19,572	19,955	15,232
Class R1[2,3]	4-30-07	18,251	18,251	19,955	15,232
Class R2[2,3]	4-30-07	18,880	18,880	19,955	15,232
Class R3[2,3]	4-30-07	18,435	18,435	19,955	15,232
Class R4[2,3]	4-30-07	19,085	19,085	19,955	15,232
Class R5[2,3]	4-30-07	19,564	19,564	19,955	15,232
Class R6[2,3]	4-30-07	19,739	19,739	19,955	15,232

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectus.
3	Class R1, Class R3, Class R4, and Class R5 shares were first offered on 9-8-08; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered 9-1-11. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4, Class R5, Class R2, and Class R6 shares, as applicable.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2016	Ending value on 4-30-2017	Expenses paid during period ended 4-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,079.30	$5.57	1.08%
	Hypothetical example for comparison purposes	1,000.00	1,019.40	5.41	1.08%
Class B	Actual expenses/actual returns	1,000.00	1,075.80	9.16	1.78%
	Hypothetical example for comparison purposes	1,000.00	1,016.00	8.90	1.78%
Class C	Actual expenses/actual returns	1,000.00	1,076.30	9.16	1.78%
	Hypothetical example for comparison purposes	1,000.00	1,016.00	8.90	1.78%
Class I	Actual expenses/actual returns	1,000.00	1,081.00	4.02	0.78%
	Hypothetical example for comparison purposes	1,000.00	1,020.90	3.91	0.78%
Class R1	Actual expenses/actual returns	1,000.00	1,077.70	7.32	1.42%
	Hypothetical example for comparison purposes	1,000.00	1,017.80	7.10	1.42%
Class R2	Actual expenses/actual returns	1,000.00	1,078.90	5.98	1.16%
	Hypothetical example for comparison purposes	1,000.00	1,019.00	5.81	1.16%
Class R3	Actual expenses/actual returns	1,000.00	1,078.40	6.80	1.32%
	Hypothetical example for comparison purposes	1,000.00	1,018.20	6.61	1.32%
Class R4	Actual expenses/actual returns	1,000.00	1,080.90	4.75	0.92%
	Hypothetical example for comparison purposes	1,000.00	1,020.20	4.61	0.92%
Class R5	Actual expenses/actual returns	1,000.00	1,081.50	3.72	0.72%
	Hypothetical example for comparison purposes	1,000.00	1,021.20	3.61	0.72%
Class R6	Actual expenses/actual returns	1,000.00	1,081.50	3.51	0.68%
	Hypothetical example for comparison purposes	1,000.00	1,021.40	3.41	0.68%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       11

Fund's investments

As of 4-30-17 (unaudited)
	Shares	Value
Common stocks 64.2%		$1,211,380,085
(Cost $858,378,940)
Consumer discretionary 9.3%		175,617,261
Auto components 0.9%
Delphi Automotive PLC	210,605	16,932,620
Automobiles 0.3%
Ford Motor Company	540,969	6,204,914
Hotels, restaurants and leisure 1.9%
Norwegian Cruise Line Holdings, Ltd. (I)	224,329	12,098,063
Starbucks Corp.	403,825	24,253,730
Household durables 0.6%
Lennar Corp., A Shares	221,675	11,194,588
Internet and direct marketing retail 2.2%
Amazon.com, Inc. (I)	44,797	41,436,777
Media 2.0%
Comcast Corp., Class A	306,814	12,024,041
Lions Gate Entertainment Corp., Class A	240,709	6,299,355
Lions Gate Entertainment Corp., Class B (I)	240,709	5,740,910
Twenty-First Century Fox, Inc., Class B	461,720	13,786,959
Specialty retail 1.4%
Lowe's Companies, Inc.	302,136	25,645,304
Consumer staples 5.8%		109,710,174
Beverages 0.7%
PepsiCo, Inc.	116,273	13,171,405
Food and staples retailing 1.9%
CVS Health Corp.	244,886	20,188,402
Wal-Mart Stores, Inc.	215,006	16,164,151
Food products 0.6%
Mondelez International, Inc., Class A	257,065	11,575,637
Household products 0.7%
The Procter & Gamble Company	139,976	12,224,104
Tobacco 1.9%
Altria Group, Inc.	287,715	20,652,183
Philip Morris International, Inc.	141,955	15,734,292
Energy 5.1%		95,635,230
Energy equipment and services 1.0%
Schlumberger, Ltd.	260,178	18,886,321
Oil, gas and consumable fuels 4.1%
ARC Resources, Ltd.	468,686	6,152,781
ConocoPhillips	378,704	18,143,709

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       12

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Devon Energy Corp.	229,256	$9,053,319
Exxon Mobil Corp.	112,422	9,179,256
Kinder Morgan, Inc.	537,721	11,093,184
Range Resources Corp.	263,036	6,967,824
Suncor Energy, Inc.	515,269	16,158,836
Financials 9.8%		184,812,210
Banks 4.4%
Citigroup, Inc.	321,590	19,012,401
JPMorgan Chase & Co.	472,802	41,133,774
SVB Financial Group (I)	72,387	12,735,769
U.S. Bancorp	197,942	10,150,466
Capital markets 1.7%
BlackRock, Inc.	28,110	10,810,263
The Charles Schwab Corp.	284,735	11,061,955
The Goldman Sachs Group, Inc.	47,825	10,703,235
Consumer finance 1.3%
Discover Financial Services	393,908	24,654,702
Diversified financial services 1.2%
Berkshire Hathaway, Inc., Class B (I)	133,522	22,059,170
Insurance 0.7%
MetLife, Inc.	245,978	12,744,120
Mortgage real estate investment trusts 0.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	444,633	9,746,355
Health care 7.4%		138,872,339
Biotechnology 1.9%
Amgen, Inc.	80,504	13,147,913
Biogen, Inc. (I)	37,023	10,041,008
Gilead Sciences, Inc.	181,099	12,414,336
Health care equipment and supplies 2.0%
Danaher Corp.	223,908	18,658,254
Medtronic PLC	147,085	12,221,293
Stryker Corp.	49,912	6,806,499
Health care providers and services 0.3%
Cardinal Health, Inc.	84,077	6,103,149
Pharmaceuticals 3.2%
Eli Lilly & Company	108,226	8,881,026
Johnson & Johnson	98,019	12,102,406
Novartis AG, ADR	74,938	5,772,474
Pfizer, Inc.	964,740	32,723,981

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       13

	Shares	Value
Industrials 6.5%		$122,687,216
Aerospace and defense 1.8%
The Boeing Company	60,117	11,111,425
United Technologies Corp.	189,710	22,573,593
Air freight and logistics 0.4%
United Parcel Service, Inc., Class B	75,069	8,066,915
Building products 0.9%
Johnson Controls International PLC	394,319	16,391,841
Construction and engineering 0.7%
Fluor Corp.	253,743	13,022,091
Industrial conglomerates 1.4%
General Electric Company	494,920	14,347,731
Honeywell International, Inc.	92,058	12,072,486
Machinery 0.8%
Fortive Corp.	77,341	4,892,592
Stanley Black & Decker, Inc.	72,185	9,827,988
Professional services 0.5%
Nielsen Holdings PLC	252,384	10,380,554
Information technology 13.6%		256,823,351
Communications equipment 1.0%
Cisco Systems, Inc.	571,044	19,455,469
Electronic equipment, instruments and components 0.8%
TE Connectivity, Ltd.	195,017	15,088,465
Internet software and services 4.4%
Alphabet, Inc., Class A (I)	50,747	46,916,616
Alphabet, Inc., Class C (I)	14,715	13,331,201
Facebook, Inc., Class A (I)	145,035	21,791,509
IT services 0.6%
PayPal Holdings, Inc. (I)	256,680	12,248,770
Semiconductors and semiconductor equipment 1.2%
Applied Materials, Inc.	474,577	19,272,572
QUALCOMM, Inc.	66,757	3,587,521
Software 2.3%
Microsoft Corp.	386,663	26,470,949
Oracle Corp.	204,526	9,195,489
salesforce.com, Inc. (I)	82,107	7,071,055
Technology hardware, storage and peripherals 3.3%
Apple, Inc.	324,848	46,664,415
Seagate Technology PLC	373,352	15,729,320
Materials 1.2%		22,013,168
Chemicals 0.8%
Eastman Chemical Company	194,613	15,520,387

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       14

Shares	Value
Materials (continued)
Metals and mining 0.4%
Teck Resources, Ltd., Class B	312,958	$6,492,781
Real estate 2.1%	39,694,675
Equity real estate investment trusts 2.1%
American Tower Corp.	88,003	11,083,098
Digital Realty Trust, Inc.	84,061	9,653,565
Park Hotels & Resorts, Inc.	354,492	9,099,810
Weyerhaeuser Company	291,060	9,858,202
Telecommunication services 1.9%	36,209,929
Diversified telecommunication services 1.9%
CenturyLink, Inc. (L)	469,263	12,045,981
Verizon Communications, Inc.	526,333	24,163,948
Utilities 1.5%	29,304,532
Electric utilities 1.5%
PPL Corp.	768,946	29,304,532
Preferred securities 0.2%	$4,107,530
(Cost $4,065,733)
Financials 0.1%	1,796,628
Banks 0.1%
GMAC Capital Trust I, 6.824% (P)	26,792	682,124
Regions Financial Corp., 6.375%	19,025	493,318
Wells Fargo & Company, Series L, 7.500%	150	190,500
Capital markets 0.0%
The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)	15,975	430,686
Utilities 0.1%	2,310,902
Electric utilities 0.0%
Exelon Corp., 6.500%	6,300	311,157
Multi-utilities 0.1%
Dominion Resources, Inc., 6.750% (L)	28,875	1,461,653
DTE Energy Company, 6.500%	9,985	538,092
Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 10.4%	$196,615,994
(Cost $193,045,462)
U.S. Government 4.3%	80,413,319
U.S. Treasury
Bond	2.750	11-15-42	17,890,000	17,263,850
Bond	2.875	11-15-46	31,594,000	31,047,266
Note	1.500	04-15-20	5,600,000	5,608,529
Note	2.250	02-15-27	17,261,000	17,209,752

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       15

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Treasury Inflation Protected Security	0.375	07-15-25	6,024,117	$6,068,069
Treasury Inflation Protected Security	0.375	01-15-27	3,211,627	3,215,853
U.S. Government Agency 6.1%				116,202,675
Federal Home Loan Mortgage Corp.
15 Year Pass Thru	2.500	09-01-27	617,331	629,051
30 Year Pass Thru	3.000	03-01-43	1,034,038	1,042,681
30 Year Pass Thru	3.000	10-01-46	15,069,756	15,103,898
30 Year Pass Thru	4.500	03-01-41	2,535,992	2,758,585
30 Year Pass Thru	5.500	11-01-39	1,628,470	1,851,557
Federal National Mortgage Association
15 Year Pass Thru	3.000	07-01-27	678,077	700,379
15 Year Pass Thru	3.500	02-01-26	117,353	122,730
15 Year Pass Thru	3.500	03-01-26	430,899	450,643
30 Year Pass Thru	3.000	09-01-42	2,372,782	2,387,334
30 Year Pass Thru	3.000	02-01-43	641,439	644,972
30 Year Pass Thru	3.000	03-01-43	247,362	249,150
30 Year Pass Thru	3.000	05-01-43	374,195	376,899
30 Year Pass Thru	3.500	06-01-42	5,592,475	5,805,470
30 Year Pass Thru	3.500	06-01-43	10,516,581	10,920,401
30 Year Pass Thru	3.500	12-01-44	13,947,913	14,455,158
30 Year Pass Thru	3.500	04-01-45	2,681,129	2,769,837
30 Year Pass Thru	4.000	01-01-41	2,587,326	2,741,555
30 Year Pass Thru	4.000	09-01-41	1,738,005	1,841,606
30 Year Pass Thru	4.000	10-01-41	10,129,962	10,733,803
30 Year Pass Thru	4.000	01-01-42	3,215,190	3,406,846
30 Year Pass Thru	4.000	04-01-46	5,782,229	6,139,553
30 Year Pass Thru	4.500	11-01-39	3,472,245	3,757,213
30 Year Pass Thru	4.500	09-01-40	1,772,253	1,916,871
30 Year Pass Thru	4.500	05-01-41	1,140,523	1,233,591
30 Year Pass Thru	4.500	07-01-41	3,432,921	3,713,589
30 Year Pass Thru	4.500	01-01-43	1,416,191	1,531,090
30 Year Pass Thru	5.000	03-01-41	1,959,521	2,162,668
30 Year Pass Thru	5.000	04-01-41	2,327,321	2,564,599
30 Year Pass Thru	5.500	11-01-39	740,535	831,077
30 Year Pass Thru	6.500	01-01-39	265,349	305,687
30 Year Pass Thru	7.000	06-01-32	1,062	1,246
30 Year Pass Thru	7.500	04-01-31	2,916	3,468
30 Year Pass Thru	8.000	01-01-31	2,563	3,070
30 Yr Pass Thru	4.000	01-01-47	12,235,971	13,045,649
Government National Mortgage Association 30 Year Pass Thru	9.000	04-15-21	680	749

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       16

	Rate (%)	Maturity date	Par value^	Value
Foreign government obligations 0.2%				$2,764,404
(Cost $2,505,315)
Argentina 0.2%				2,764,404
City of Buenos Aires Bond (S)	7.500	06-01-27	400,000	428,480
Provincia de Buenos Aires Bond (S)	7.875	06-15-27	750,000	782,948
Republic of Argentina
Bond	6.875	01-26-27	340,000	359,210
Bond	7.500	04-22-26	725,000	794,238
Bond	8.280	12-31-33	357,520	399,528
Corporate bonds 16.0%				$301,881,251
(Cost $296,174,001)
Consumer discretionary 2.0%				37,272,305
Auto components 0.1%
Lear Corp.	5.250	01-15-25	560,000	593,956
Nemak SAB de CV (S)	5.500	02-28-23	744,000	768,180
ZF North America Capital, Inc. (S)	4.750	04-29-25	540,000	561,638
Automobiles 0.6%
American Honda Finance Corp.	1.700	02-22-19	1,070,000	1,070,549
American Honda Finance Corp.	2.000	02-14-20	1,450,000	1,457,637
BMW US Capital LLC (S)	2.150	04-06-20	900,000	903,497
Ford Motor Company	4.750	01-15-43	550,000	517,897
Ford Motor Credit Company LLC	2.375	03-12-19	610,000	612,067
Ford Motor Credit Company LLC	2.551	10-05-18	630,000	634,304
Ford Motor Credit Company LLC	5.875	08-02-21	1,730,000	1,924,943
General Motors Company	4.875	10-02-23	1,130,000	1,205,374
General Motors Company	6.250	10-02-43	910,000	994,020
General Motors Financial Company, Inc.	4.000	01-15-25	1,175,000	1,183,053
General Motors Financial Company, Inc.	4.300	07-13-25	800,000	814,383
Diversified consumer services 0.1%
Laureate Education, Inc. (S)	8.250	05-01-25	595,000	611,363
Service Corp. International	5.375	05-15-24	558,000	589,388
Hotels, restaurants and leisure 0.2%
CCM Merger, Inc. (S)	6.000	03-15-22	445,000	459,463
Chester Downs & Marina LLC (S)	9.250	02-01-20	625,000	639,844
Eldorado Resorts, Inc.	7.000	08-01-23	265,000	286,200
GLP Capital LP	5.375	04-15-26	560,000	590,800
Hilton Grand Vacations Borrower LLC (S)	6.125	12-01-24	340,000	362,100
International Game Technology PLC (S)	6.500	02-15-25	570,000	624,150
Jacobs Entertainment, Inc. (S)	7.875	02-01-24	145,000	151,525
Mohegan Tribal Gaming Authority (S)	7.875	10-15-24	675,000	691,031
Household durables 0.0%
Newell Brands, Inc.	2.150	10-15-18	396,000	398,210

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       17

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail 0.2%
Expedia, Inc.	5.000	02-15-26	1,415,000	$1,519,027
QVC, Inc.	4.375	03-15-23	900,000	905,918
QVC, Inc.	5.125	07-02-22	580,000	608,000
QVC, Inc.	5.450	08-15-34	630,000	582,705
Leisure products 0.0%
Vista Outdoor, Inc.	5.875	10-01-23	550,000	547,250
Media 0.7%
Altice Financing SA (S)	6.500	01-15-22	225,000	235,969
Altice Financing SA (S)	6.625	02-15-23	325,000	344,094
Cengage Learning, Inc. (S)	9.500	06-15-24	560,000	505,400
Charter Communications Operating LLC	6.484	10-23-45	1,390,000	1,627,201
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	621,000	643,511
Lions Gate Entertainment Corp. (S)	5.875	11-01-24	318,000	329,925
MDC Partners, Inc. (S)	6.500	05-01-24	585,000	570,375
Midcontinent Communications (S)	6.875	08-15-23	545,000	584,513
Myriad International Holdings BV (S)	5.500	07-21-25	915,000	969,214
Omnicom Group, Inc.	3.600	04-15-26	715,000	720,463
Sinclair Television Group, Inc. (S)	5.625	08-01-24	640,000	665,504
Sirius XM Radio, Inc. (S)	5.250	08-15-22	600,000	616,500
Sirius XM Radio, Inc. (S)	5.375	04-15-25	580,000	595,225
Sirius XM Radio, Inc. (S)	5.375	07-15-26	760,000	778,050
Time Warner Cable LLC	8.250	04-01-19	730,000	810,751
Time Warner, Inc.	3.800	02-15-27	830,000	826,323
Viacom, Inc.	4.375	03-15-43	1,165,000	1,036,305
WMG Acquisition Corp. (S)	4.875	11-01-24	360,000	364,500
WMG Acquisition Corp. (S)	6.750	04-15-22	775,000	817,710
Specialty retail 0.1%
L Brands, Inc.	6.625	04-01-21	800,000	880,000
L Brands, Inc.	6.875	11-01-35	550,000	542,300
Consumer staples 0.8%				14,384,558
Beverages 0.2%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46	2,170,000	2,370,245
Molson Coors Brewing Company	1.450	07-15-19	620,000	612,352
Molson Coors Brewing Company	3.000	07-15-26	755,000	722,688
Food and staples retailing 0.2%
CVS Health Corp.	2.875	06-01-26	545,000	525,487
CVS Health Corp.	5.125	07-20-45	950,000	1,061,521
SUPERVALU, Inc.	7.750	11-15-22	410,000	419,994
Walgreens Boots Alliance, Inc.	1.750	05-30-18	720,000	722,743
Whole Foods Market, Inc.	5.200	12-03-25	1,140,000	1,194,476
Food products 0.3%
Bunge, Ltd. Finance Corp.	8.500	06-15-19	500,000	563,739

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       18

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Kraft Heinz Foods Company	2.000	07-02-18	1,000,000	$1,002,571
Kraft Heinz Foods Company (S)	4.875	02-15-25	525,000	562,147
Kraft Heinz Foods Company	5.200	07-15-45	870,000	918,647
Mondelez International Holdings Netherlands BV (S)	1.625	10-28-19	850,000	837,629
Post Holdings, Inc. (S)	5.750	03-01-27	395,000	409,319
Post Holdings, Inc. (S)	7.750	03-15-24	520,000	577,850
Household products 0.0%
Kronos Acquisition Holdings, Inc. (S)	9.000	08-15-23	545,000	553,175
Personal products 0.1%
Revlon Consumer Products Corp.	5.750	02-15-21	575,000	572,125
Revlon Consumer Products Corp.	6.250	08-01-24	460,000	447,350
Tobacco 0.0%
Vector Group, Ltd. (S)	6.125	02-01-25	300,000	310,500
Energy 1.8%				33,643,070
Energy equipment and services 0.0%
Antero Midstream Partners LP (S)	5.375	09-15-24	610,000	623,725
Oil, gas and consumable fuels 1.8%
Boardwalk Pipelines LP	4.450	07-15-27	297,000	303,835
Cenovus Energy, Inc.	4.450	09-15-42	745,000	643,173
Cheniere Corpus Christi Holdings LLC (S)	5.875	03-31-25	365,000	389,181
Cimarex Energy Company	4.375	06-01-24	540,000	567,016
Colorado Interstate Gas Company LLC (S)	4.150	08-15-26	487,000	482,052
Columbia Pipeline Group, Inc.	4.500	06-01-25	1,025,000	1,085,200
Continental Resources, Inc.	5.000	09-15-22	1,343,000	1,354,751
DCP Midstream Operating LP	2.700	04-01-19	600,000	598,500
DCP Midstream Operating LP (S)	9.750	03-15-19	535,000	605,888
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850	05-21-43	585,000	558,675
Enbridge Energy Partners LP	4.375	10-15-20	555,000	585,331
Enbridge Energy Partners LP (8.050% to 10-1-17, then 3 month LIBOR + 3.797%)	8.050	10-01-77	615,000	607,313
Enbridge, Inc.	4.250	12-01-26	655,000	683,005
Energy Transfer Partners LP	4.200	04-15-27	359,000	362,953
Energy Transfer Partners LP	5.150	03-15-45	665,000	638,067
Energy Transfer Partners LP	9.700	03-15-19	483,000	547,838
EnLink Midstream Partners LP	4.850	07-15-26	700,000	735,571
Enterprise Products Operating LLC (P)	4.742	08-01-66	690,000	690,000
Gulfport Energy Corp. (S)	6.000	10-15-24	170,000	167,450
KCA Deutag UK Finance PLC (S)	9.875	04-01-22	105,000	107,888
Kerr-McGee Corp.	6.950	07-01-24	530,000	630,844

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       19

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Kinder Morgan Energy Partners LP	7.750	03-15-32	525,000	$667,799
Kinder Morgan, Inc.	4.300	06-01-25	475,000	494,764
Kinder Morgan, Inc.	5.550	06-01-45	1,075,000	1,138,462
Lukoil International Finance BV (S)	3.416	04-24-18	700,000	706,965
Newfield Exploration Company	5.625	07-01-24	190,000	200,807
Newfield Exploration Company	5.750	01-30-22	240,000	255,000
Occidental Petroleum Corp.	3.400	04-15-26	720,000	728,540
ONEOK Partners LP	5.000	09-15-23	375,000	405,571
Petrobras Global Finance BV	5.625	05-20-43	970,000	811,163
Petrobras Global Finance BV	7.375	01-17-27	570,000	611,610
Petroleos Mexicanos	4.875	01-24-22	710,000	733,785
Petroleos Mexicanos (S)	5.375	03-13-22	260,000	273,325
Regency Energy Partners LP	5.000	10-01-22	150,000	159,965
Regency Energy Partners LP	5.500	04-15-23	1,060,000	1,103,555
Regency Energy Partners LP	5.875	03-01-22	230,000	253,312
Resolute Energy Corp.	8.500	05-01-20	330,000	336,600
Sabine Pass Liquefaction LLC (S)	4.200	03-15-28	786,000	787,121
Sabine Pass Liquefaction LLC (S)	5.000	03-15-27	405,000	427,431
Sabine Pass Liquefaction LLC	5.750	05-15-24	385,000	425,567
Shell International Finance BV	4.375	05-11-45	1,550,000	1,591,064
Summit Midstream Holdings LLC	5.750	04-15-25	575,000	582,188
Sunoco Logistics Partners Operations LP	3.900	07-15-26	960,000	951,645
Sunoco Logistics Partners Operations LP	4.400	04-01-21	775,000	819,211
Tallgrass Energy Partners LP (S)	5.500	09-15-24	210,000	211,050
Teekay Offshore Partners LP	6.000	07-30-19	945,000	883,575
Tesoro Logistics LP	5.250	01-15-25	300,000	318,375
Tesoro Logistics LP	6.125	10-15-21	825,000	861,094
Tesoro Logistics LP	6.375	05-01-24	560,000	611,800
The Williams Companies, Inc.	4.550	06-24-24	355,000	363,431
The Williams Companies, Inc.	5.750	06-24-44	277,000	286,695
Williams Partners LP	4.875	05-15-23	600,000	618,000
Williams Partners LP	4.875	03-15-24	1,365,000	1,416,188
YPF SA (S)	8.500	07-28-25	565,000	639,156
Financials 5.1%				95,679,562
Banks 2.8%
ABN AMRO Bank NV (S)	2.100	01-18-19	465,000	465,423
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (Q)(S)	6.750	06-15-26	330,000	365,985
Bank of America Corp.	3.950	04-21-25	870,000	873,070
Bank of America Corp.	4.200	08-26-24	365,000	376,233
Bank of America Corp.	4.250	10-22-26	660,000	672,631
Bank of America Corp.	4.450	03-03-26	1,160,000	1,199,999

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       20

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp.	6.875	04-25-18	1,150,000	$1,206,695
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (Q)	6.300	03-10-26	1,440,000	1,585,800
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000	01-30-18	795,000	824,813
BankUnited, Inc.	4.875	11-17-25	550,000	564,999
Barclays Bank PLC (S)	10.179	06-12-21	665,000	837,693
Barclays PLC	4.375	01-12-26	670,000	687,902
BPCE SA (S)	4.500	03-15-25	730,000	733,143
BPCE SA (S)	5.700	10-22-23	900,000	974,174
Branch Banking & Trust Company	2.100	01-15-20	1,695,000	1,702,743
Citigroup, Inc.	2.350	08-02-21	1,035,000	1,022,424
Citigroup, Inc.	4.600	03-09-26	935,000	969,931
Citigroup, Inc. (5.875% to 3-27-20, then 3 month LIBOR + 4.059%) (Q)	5.875	03-27-20	580,000	604,766
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (Q)	6.250	08-15-26	1,080,000	1,175,850
Commerzbank AG (S)	8.125	09-19-23	750,000	886,630
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	784,000	915,320
Credit Agricole SA (7.875% to 1-23-24, then 5 year U.S. Swap Rate + 4.898%) (Q)(S)	7.875	01-23-24	855,000	914,696
Credit Agricole SA (8.125% to 9-19-18, then 5 year U.S. Swap Rate + 6.283%) (S)	8.125	09-19-33	620,000	664,770
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100	06-30-23	635,000	631,825
HBOS PLC (S)	6.750	05-21-18	1,218,000	1,273,689
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)	6.375	09-17-24	255,000	263,925
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (Q)	6.875	06-01-21	475,000	514,425
ING Bank NV (S)	5.800	09-25-23	895,000	1,001,919
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500	04-16-25	210,000	215,513
JPMorgan Chase & Co.	3.200	06-15-26	985,000	965,596
JPMorgan Chase & Co.	4.625	05-10-21	1,255,000	1,358,683
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300	05-01-20	950,000	990,423

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       21

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750	02-01-24	1,065,000	$1,201,320
Lloyds Banking Group PLC	4.650	03-24-26	1,965,000	2,040,383
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500	06-27-24	550,000	592,625
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (Q)	5.125	11-01-26	765,000	773,606
Manufacturers & Traders Trust Company (P)	1.695	12-01-21	810,000	795,825
Popular, Inc.	7.000	07-01-19	560,000	582,400
Royal Bank of Scotland Group PLC	3.875	09-12-23	545,000	545,975
Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (Q)	8.000	08-10-25	450,000	466,875
Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (Q)	8.625	08-15-21	390,000	421,005
Santander Holdings USA, Inc.	2.700	05-24-19	1,325,000	1,330,870
Santander UK Group Holdings PLC (S)	4.750	09-15-25	700,000	706,444
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (Q)(S)	7.375	09-13-21	700,000	740,250
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (Q)(S)	8.000	09-29-25	800,000	861,000
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250	11-29-18	525,000	556,763
Standard Chartered PLC (S)	2.100	08-19-19	1,555,000	1,546,751
Sumitomo Mitsui Banking Corp.	2.450	01-10-19	1,115,000	1,125,216
Sumitomo Mitsui Trust Bank, Ltd. (S)	2.050	03-06-19	1,300,000	1,299,740
Synovus Financial Corp.	7.875	02-15-19	500,000	544,250
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850	06-01-23	615,000	616,230
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	815,000	919,931
US Bank NA	2.000	01-24-20	1,000,000	1,005,970
Wells Fargo & Company	4.650	11-04-44	560,000	565,579
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875	06-15-25	2,075,000	2,251,375

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       22

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980	03-15-18	932,000	$975,105
Westpac Banking Corp.	2.150	03-06-20	1,670,000	1,676,690
Capital markets 0.9%
Ares Capital Corp.	3.875	01-15-20	755,000	771,932
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12-11-23	450,000	499,068
FS Investment Corp.	4.000	07-15-19	505,000	508,064
FS Investment Corp.	4.250	01-15-20	640,000	653,705
Jefferies Group LLC	4.850	01-15-27	983,000	1,020,892
Jefferies Group LLC	8.500	07-15-19	495,000	558,638
Macquarie Bank, Ltd. (S)	4.875	06-10-25	960,000	1,011,971
Morgan Stanley	2.450	02-01-19	560,000	564,850
Morgan Stanley	3.875	01-27-26	935,000	955,887
Morgan Stanley	5.500	01-26-20	1,000,000	1,086,612
Morgan Stanley	7.300	05-13-19	1,660,000	1,830,616
S&P Global, Inc.	4.000	06-15-25	1,070,000	1,122,615
S&P Global, Inc.	4.400	02-15-26	650,000	695,991
Stifel Financial Corp.	4.250	07-18-24	660,000	673,794
The Bear Stearns Companies LLC	7.250	02-01-18	610,000	635,255
The Goldman Sachs Group, Inc.	2.000	04-25-19	585,000	584,616
The Goldman Sachs Group, Inc.	2.300	12-13-19	2,085,000	2,089,577
The Goldman Sachs Group, Inc.	3.750	05-22-25	720,000	733,023
The Goldman Sachs Group, Inc.	4.750	10-21-45	535,000	572,588
Consumer finance 0.5%
Ally Financial, Inc.	3.250	11-05-18	595,000	600,950
Ally Financial, Inc.	5.125	09-30-24	1,365,000	1,394,006
Capital One Financial Corp.	2.450	04-24-19	620,000	623,713
Capital One Financial Corp.	3.750	07-28-26	1,195,000	1,151,041
Capital One Financial Corp.	4.200	10-29-25	955,000	961,658
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550	06-01-20	590,000	613,600
Capital One NA	2.350	08-17-18	570,000	573,089
Credit Acceptance Corp.	6.125	02-15-21	590,000	587,050
Credito Real SAB de CV (S)	7.250	07-20-23	450,000	469,688
Discover Bank	2.600	11-13-18	825,000	832,107
Discover Financial Services	3.950	11-06-24	1,315,000	1,332,768
Enova International, Inc.	9.750	06-01-21	765,000	780,300
Diversified financial services 0.2%
ASP AMC Merger Sub, Inc. (S)	8.000	05-15-25	230,000	228,275

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       23

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125	11-30-21	286,039	$293,905
Flagstar Bancorp, Inc.	6.125	07-15-21	525,000	562,100
Ladder Capital Finance Holdings LLLP (S)	5.250	03-15-22	220,000	225,775
Leucadia National Corp.	5.500	10-18-23	945,000	1,017,963
NewStar Financial, Inc.	7.250	05-01-20	570,000	587,813
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	984,000	1,015,980
Insurance 0.5%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	785,000	840,931
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379	12-14-36	400,000	439,500
CNO Financial Group, Inc.	5.250	05-30-25	945,000	975,713
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR +3.576%) (S)	7.800	03-07-87	1,011,000	1,170,233
MetLife, Inc.	6.400	12-15-66	660,000	742,500
MetLife, Inc. (S)	9.250	04-08-38	500,000	719,375
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100	10-16-44	705,000	749,063
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200	03-15-44	560,000	582,400
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	518,000	572,288
Teachers Insurance & Annuity Association of America (S)	6.850	12-16-39	925,000	1,261,744
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125	06-15-68	1,265,000	1,337,345
Thrifts and mortgage finance 0.2%
MGIC Investment Corp.	5.750	08-15-23	202,000	216,645
Nationstar Mortgage LLC	6.500	07-01-21	645,000	654,675
Nationstar Mortgage LLC	7.875	10-01-20	595,000	618,800
Nationstar Mortgage LLC	9.625	05-01-19	545,000	560,669
Quicken Loans, Inc. (S)	5.750	05-01-25	865,000	873,650
Radian Group, Inc.	5.250	06-15-20	370,000	386,650
Radian Group, Inc.	7.000	03-15-21	610,000	680,150
Stearns Holdings LLC (S)	9.375	08-15-20	289,000	291,890

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       24

	Rate (%)	Maturity date	Par value^	Value
Health care 0.8%				$15,961,155
Biotechnology 0.2%
AbbVie, Inc.	3.600	05-14-25	885,000	892,507
Amgen, Inc.	4.400	05-01-45	407,000	401,950
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19	1,025,000	1,019,304
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	1,190,000	1,152,125
Health care equipment and supplies 0.1%
Medtronic, Inc.	4.625	03-15-45	875,000	952,137
Team Health Holdings, Inc. (S)	6.375	02-01-25	130,000	126,913
Zimmer Biomet Holdings, Inc.	3.550	04-01-25	775,000	772,034
Health care providers and services 0.4%
Community Health Systems, Inc.	5.125	08-01-21	600,000	594,750
Covenant Surgical Partners, Inc. (S)	8.750	08-01-19	275,000	266,750
DaVita, Inc.	5.000	05-01-25	650,000	654,875
Fresenius US Finance II, Inc. (S)	4.500	01-15-23	560,000	576,800
HCA, Inc.	5.250	04-15-25	745,000	800,644
HCA, Inc.	5.250	06-15-26	710,000	757,038
HCA, Inc.	7.500	02-15-22	645,000	742,008
LifePoint Health, Inc. (S)	5.375	05-01-24	630,000	636,300
MEDNAX, Inc. (S)	5.250	12-01-23	565,000	577,713
Select Medical Corp.	6.375	06-01-21	805,000	823,113
Universal Health Services, Inc. (S)	4.750	08-01-22	500,000	514,080
Universal Health Services, Inc. (S)	5.000	06-01-26	233,000	239,990
Life sciences tools and services 0.0%
Quintiles IMS, Inc. (S)	4.875	05-15-23	565,000	580,538
Pharmaceuticals 0.1%
Actavis Funding SCS	3.800	03-15-25	635,000	646,263
Mylan NV	2.500	06-07-19	500,000	502,450
Mylan NV	3.950	06-15-26	1,750,000	1,730,873
Industrials 1.9%				35,261,966
Aerospace and defense 0.2%
Arconic, Inc.	5.125	10-01-24	805,000	843,238
Huntington Ingalls Industries, Inc. (S)	5.000	12-15-21	850,000	881,875
Huntington Ingalls Industries, Inc. (S)	5.000	11-15-25	550,000	580,250
Lockheed Martin Corp.	2.900	03-01-25	751,000	745,266
Lockheed Martin Corp.	4.700	05-15-46	640,000	703,138
Textron, Inc.	7.250	10-01-19	400,000	444,648
Air freight and logistics 0.1%
XPO Logistics, Inc. (S)	6.500	06-15-22	932,000	986,755
Airlines 0.6%
Air Canada 2013-1 Class C Pass Through Trust (S)	6.625	05-15-18	650,000	672,750

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       25

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	07-31-19	568,917	$587,407
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	685,059	731,086
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	625,964	611,880
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	409,163	417,837
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	370,000	376,475
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	495,000	501,806
British Airways 2013-1 Class A Pass Through Trust (S)	4.625	12-20-25	1,078,441	1,152,099
British Airways 2013-1 Class B Pass Through Trust (S)	5.625	12-20-21	259,100	272,794
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	692,445	761,689
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	330,283	371,981
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	01-02-20	220,108	229,902
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	168,933	178,562
Delta Air Lines, Inc.	3.625	03-15-22	1,075,000	1,103,165
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	482,976	536,500
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	1,046,286	1,071,135
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	634,644	650,510
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	575,000	577,875
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	533,002	580,972
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	472,852	530,228
Building products 0.1%
Builders FirstSource, Inc. (S)	10.750	08-15-23	380,000	443,650
Masco Corp.	4.375	04-01-26	555,000	586,968
Masco Corp.	4.450	04-01-25	550,000	584,854
Owens Corning	4.200	12-15-22	720,000	754,694
Commercial services and supplies 0.1%
LSC Communications, Inc. (S)	8.750	10-15-23	450,000	464,625
Prime Security Services Borrower LLC (S)	9.250	05-15-23	550,000	600,875
Tervita Escrow Corp. (S)	7.625	12-01-21	120,000	123,300

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       26

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering 0.1%
AECOM (S)	5.125	03-15-27	920,000	$921,058
Engility Corp. (S)	8.875	09-01-24	91,000	97,143
Tutor Perini Corp. (S)	6.875	05-01-25	200,000	210,000
Electrical equipment 0.0%
EnerSys (S)	5.000	04-30-23	200,000	203,750
Industrial conglomerates 0.1%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000	01-21-21	1,516,000	1,599,001
Machinery 0.0%
SPL Logistics Escrow LLC (S)	8.875	08-01-20	469,000	379,890
Professional services 0.1%
IHS Markit, Ltd. (S)	4.750	02-15-25	240,000	251,100
IHS Markit, Ltd. (S)	5.000	11-01-22	380,000	406,125
Verisk Analytics, Inc.	4.000	06-15-25	1,340,000	1,370,710
Trading companies and distributors 0.5%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (S)	6.500	06-15-45	730,000	766,500
AerCap Ireland Capital DAC	4.625	10-30-20	960,000	1,019,295
Ahern Rentals, Inc. (S)	7.375	05-15-23	700,000	602,000
Air Lease Corp.	3.000	09-15-23	576,000	566,313
Air Lease Corp.	3.375	01-15-19	355,000	362,519
Air Lease Corp.	3.625	04-01-27	625,000	620,239
Air Lease Corp.	3.875	04-01-21	550,000	574,210
Aircastle, Ltd.	5.500	02-15-22	415,000	449,404
Aircastle, Ltd.	6.250	12-01-19	390,000	422,955
Aircastle, Ltd.	7.625	04-15-20	250,000	280,800
Ashtead Capital, Inc. (S)	5.625	10-01-24	275,000	293,876
International Lease Finance Corp.	5.875	04-01-19	510,000	544,291
International Lease Finance Corp. (S)	7.125	09-01-18	555,000	592,463
Park Aerospace Holdings, Ltd. (S)	5.500	02-15-24	230,000	243,225
United Rentals North America, Inc.	5.500	07-15-25	580,000	606,100
United Rentals North America, Inc.	5.750	11-15-24	600,000	632,250
Transportation infrastructure 0.0%
Florida East Coast Holdings Corp. (S)	6.750	05-01-19	570,000	585,960
Information technology 1.0%				19,199,627
Electronic equipment, instruments and components 0.3%
CDW LLC	5.000	09-01-25	107,000	109,675
Ingram Micro, Inc.	5.450	12-15-24	845,000	848,082
Jabil Circuit, Inc.	4.700	09-15-22	1,170,000	1,228,500
Keysight Technologies, Inc.	4.600	04-06-27	580,000	601,862

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       27

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Tech Data Corp.	4.950	02-15-27	1,260,000	$1,297,580
Zebra Technologies Corp.	7.250	10-15-22	525,000	567,656
Internet software and services 0.1%
eBay, Inc.	2.500	03-09-18	545,000	549,035
Match Group, Inc.	6.375	06-01-24	565,000	615,144
VeriSign, Inc.	5.250	04-01-25	565,000	591,131
IT services 0.0%
Gartner, Inc. (S)	5.125	04-01-25	155,000	160,425
Sixsigma Networks Mexico SA de CV (S)	8.250	11-07-21	500,000	500,000
Tempo Acquisition LLC (S)	6.750	06-01-25	110,000	113,025
Semiconductors and semiconductor equipment 0.1%
Micron Technology, Inc. (L)	5.875	02-15-22	680,000	712,300
Micron Technology, Inc.	7.500	09-15-23	545,000	610,400
NXP BV (S)	4.625	06-01-23	1,315,000	1,415,269
Software 0.4%
Activision Blizzard, Inc. (S)	3.400	09-15-26	800,000	784,013
Activision Blizzard, Inc. (S)	6.125	09-15-23	745,000	808,325
CA, Inc.	3.600	08-15-22	815,000	836,452
CA, Inc.	4.700	03-15-27	740,000	777,202
Electronic Arts, Inc.	4.800	03-01-26	1,450,000	1,585,243
Microsoft Corp.	4.450	11-03-45	1,225,000	1,307,893
Open Text Corp. (S)	5.875	06-01-26	575,000	613,813
Symantec Corp. (S)	5.000	04-15-25	211,000	217,888
Technology hardware, storage and peripherals 0.1%
Dell International LLC (S)	6.020	06-15-26	1,790,000	1,971,680
Dell International LLC (S)	7.125	06-15-24	180,000	198,959
NCR Corp.	5.875	12-15-21	170,000	178,075
Materials 0.5%				9,853,859
Chemicals 0.2%
Braskem Finance, Ltd. (S)	7.000	05-07-20	815,000	889,369
NOVA Chemicals Corp. (S)	5.000	05-01-25	820,000	839,475
Platform Specialty Products Corp. (S)	6.500	02-01-22	1,180,000	1,209,500
Rain CII Carbon LLC (S)	8.250	01-15-21	411,000	426,413
The Chemours Company	6.625	05-15-23	954,000	1,020,780
Construction materials 0.1%
Cemex SAB de CV (S)	6.125	05-05-25	580,000	622,752
U.S. Concrete, Inc. (S)	6.375	06-01-24	300,000	313,500
Containers and packaging 0.1%
Ardagh Packaging Finance PLC (S)	4.250	09-15-22	375,000	382,200
Ardagh Packaging Finance PLC (S)	6.000	02-15-25	485,000	501,369
Cascades, Inc. (S)	5.500	07-15-22	496,000	499,720

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       28

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining 0.1%
Anglo American Capital PLC (S)	4.750	04-10-27	200,000	$206,806
Commercial Metals Company	7.350	08-15-18	500,000	530,000
First Quantum Minerals, Ltd. (S)	7.500	04-01-25	350,000	357,000
Novelis Corp. (S)	5.875	09-30-26	155,000	159,263
Vale Overseas, Ltd.	6.250	08-10-26	538,000	587,926
Vedanta Resources PLC (S)	6.375	07-30-22	535,000	542,223
Paper and forest products 0.0%
Boise Cascade Company (S)	5.625	09-01-24	175,000	179,813
Norbord, Inc. (S)	6.250	04-15-23	550,000	585,750
Real estate 0.5%				10,267,701
Equity real estate investment trusts 0.5%
American Tower Corp.	3.400	02-15-19	635,000	648,699
American Tower Corp.	4.700	03-15-22	550,000	592,330
Crown Castle Towers LLC (S)	4.883	08-15-40	720,000	767,827
Crown Castle Towers LLC (S)	6.113	01-15-40	810,000	877,505
Equinix, Inc.	5.375	05-15-27	463,000	483,738
Iron Mountain, Inc.	5.750	08-15-24	745,000	767,350
Iron Mountain, Inc.	6.000	08-15-23	1,015,000	1,078,417
MPT Operating Partnership LP	6.375	02-15-22	540,000	558,225
Omega Healthcare Investors, Inc.	4.500	01-15-25	580,000	582,493
Omega Healthcare Investors, Inc.	4.950	04-01-24	715,000	746,838
Omega Healthcare Investors, Inc.	5.250	01-15-26	540,000	567,705
Ventas Realty LP	3.500	02-01-25	1,070,000	1,058,651
Ventas Realty LP	3.750	05-01-24	290,000	294,613
VEREIT Operating Partnership LP	4.600	02-06-24	900,000	939,375
Welltower, Inc.	3.750	03-15-23	295,000	303,935
Telecommunication services 0.9%				16,880,504
Diversified telecommunication services 0.6%
AT&T, Inc.	4.750	05-15-46	575,000	539,784
AT&T, Inc.	5.450	03-01-47	1,715,000	1,766,704
Cincinnati Bell, Inc. (S)	7.000	07-15-24	525,000	555,713
Columbus Cable Barbados, Ltd. (S)	7.375	03-30-21	325,000	349,781
CSC Holdings LLC (S)	5.500	04-15-27	360,000	372,150
Frontier Communications Corp.	8.875	09-15-20	600,000	633,372
GCI, Inc. (L)	6.875	04-15-25	570,000	612,750
Radiate Holdco LLC (S)	6.625	02-15-25	630,000	628,425
Sprint Spectrum Company LLC (S)	3.360	03-20-23	615,000	620,381
Telecom Italia Capital SA	7.200	07-18-36	765,000	843,413
Verizon Communications, Inc.	4.400	11-01-34	630,000	602,889
Verizon Communications, Inc.	4.672	03-15-55	637,000	583,600
Verizon Communications, Inc.	4.862	08-21-46	2,000,000	1,942,300
Verizon Communications, Inc.	5.012	08-21-54	555,000	538,494

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       29

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Wind Acquisition Finance SA (S)	7.375	04-23-21	410,000	$426,400
Zayo Group LLC (S)	5.750	01-15-27	290,000	307,763
Wireless telecommunication services 0.3%
CC Holdings GS V LLC	3.849	04-15-23	695,000	721,769
Comcel Trust (S)	6.875	02-06-24	285,000	302,037
Digicel Group, Ltd. (S)	8.250	09-30-20	595,000	544,425
Digicel, Ltd. (S)	6.750	03-01-23	640,000	608,800
Millicom International Cellular SA (S)	4.750	05-22-20	665,000	681,113
Millicom International Cellular SA (S)	6.625	10-15-21	450,000	471,375
MTN Mauritius Investments, Ltd. (S)	4.755	11-11-24	630,000	598,343
SBA Tower Trust (S)	3.598	04-15-43	315,000	315,123
Sprint Capital Corp.	6.875	11-15-28	685,000	743,225
T-Mobile USA, Inc.	6.125	01-15-22	540,000	570,375
Utilities 0.7%				13,476,944
Electric utilities 0.5%
Abengoa Transmision Sur SA (S)	6.875	04-30-43	523,898	563,845
Beaver Valley II Funding Corp.	9.000	06-01-17	6,000	6,036
Broadcom Corp. (S)	2.375	01-15-20	1,130,000	1,130,791
Broadcom Corp. (S)	3.875	01-15-27	1,257,000	1,275,805
Electricite de France SA (S)	3.625	10-13-25	550,000	561,709
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250	01-29-23	605,000	605,000
Emera US Finance LP	3.550	06-15-26	420,000	416,756
Empresa Electrica Angamos SA (S)	4.875	05-25-29	540,000	547,869
Great Plains Energy, Inc.	3.900	04-01-27	610,000	617,121
Israel Electric Corp., Ltd. (S)	5.625	06-21-18	345,000	358,082
Israel Electric Corp., Ltd. (S)	7.250	01-15-19	500,000	540,842
NextEra Energy Capital Holdings, Inc.	2.300	04-01-19	565,000	568,918
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	1,235,000	1,238,730
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250	02-01-22	450,000	500,063
Southern Power Company	1.950	12-15-19	1,035,000	1,029,752
Gas utilities 0.0%
AmeriGas Partners LP	5.500	05-20-25	410,000	414,100
Independent power and renewable electricity producers 0.2%
NRG Energy, Inc. (L)	6.250	05-01-24	1,000,000	996,500
NRG Energy, Inc.	6.625	01-15-27	670,000	663,300
NRG Yield Operating LLC	5.375	08-15-24	1,410,000	1,441,725

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       30

	Rate (%)		Maturity date	Par value^	Value
Capital preferred securities 0.1%					$2,093,244
(Cost $2,061,362)
Financials 0.1%					2,093,244
Banks 0.1%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		05-18-17	804,000	683,400
Sovereign Capital Trust VI	7.908		06-13-36	180,000	181,800
Capital markets 0.0%
State Street Corp. (P)	2.131		06-01-77	795,000	698,606
Insurance 0.0%
MetLife Capital Trust IV (7.875% to 12-15-32 then 3 month LIBOR + 3.960%) (S)	7.875		12-15-67	160,000	204,080
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500		05-09-67	325,000	325,358
Convertible bonds 0.0%					$619,369
(Cost $623,466)
Utilities 0.0%					619,369
Independent power and renewable electricity producers 0.0%
NRG Yield, Inc. (S)	3.250		06-01-20	630,000	619,369
Term loans (M) 0.1%					$1,259,760
(Cost $1,426,765)
Financials 0.1%					1,050,000
Investment companies 0.1%
LSF9 Atlantis Holdings LLC (T)		TBD	04-21-23	1,050,000	1,050,000
Utilities 0.0%					209,760
Electric utilities 0.0%
ExGen Texas Power LLC	5.897		09-16-21	389,889	209,760
Collateralized mortgage obligations 3.3%					$62,952,441
(Cost $62,037,434)
Commercial and residential 2.9%					55,536,269
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	1.571		08-25-35	260,633	255,400
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	1.422		06-25-45	449,616	433,205
Series 2005-1, Class AHM (P)	3.428		06-25-45	267,955	264,314
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.110		12-13-29	575,000	573,325
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	3.594		09-15-26	360,000	359,941
Series 2015-200P, Class F (P) (S)	3.716		04-14-33	490,000	466,727
BBCMS Trust
Series 2015, Class C (P) (S)	2.994		02-15-28	350,000	346,322
Series 2015-MSQ, Class D (P) (S)	4.123		09-15-32	600,000	600,054

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       31

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	3.260	03-25-35	291,829	$293,202
Series 2005-5, Class A2 (P)	2.820	08-25-35	405,476	403,023
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	1.691	01-25-35	435,701	422,837
Series 2005-5, Class 1A4 (P)	1.551	07-25-35	441,291	420,418
Series 2005-7, Class 11A1 (P)	1.531	08-25-35	592,750	571,458
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.250	10-25-34	277,825	277,333
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (P) (S)	3.983	07-05-33	670,000	660,755
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	3.494	08-15-29	790,000	792,484
BWAY Mortgage Trust
Series 2013-1515, Class F (P) (S)	4.058	03-10-33	815,000	792,906
Series 2015-1740, Class D (P) (S)	3.787	01-10-35	445,000	439,939
Series 2015-1740, Class XA IO (S)	1.023	01-10-35	12,045,000	500,491
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	4.683	05-15-29	600,000	603,384
Series 2015-JWRZ, Class GL2 (P) (S)	4.683	05-15-29	600,000	603,572
CD Commercial Mortgage Trust (Citigroup/Deutsche Bank) Series 2017-CD3, Class C (P)	4.715	02-10-50	988,000	1,039,469
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA (P) (S)	3.912	12-15-27	724,694	728,558
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.912	04-10-28	400,000	393,608
CGGS Commercial Mortgage Trust Series 2016-RNDA, Class DFX (S)	4.387	02-10-33	1,226,849	1,243,841
Cold Storage Trust Series 2017-ICE3, Class D (P) (S)	3.094	04-15-24	935,000	935,000
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank)
Series 2013-CR8, Class XA IO	0.766	06-10-46	9,990,300	225,651
Series 2015-CR27, Class B (P)	4.510	10-10-48	377,000	396,578
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO	2.229	10-15-45	6,846,785	496,472
Series 2013-300P, Class D (P) (S)	4.540	08-10-30	670,000	694,962
Series 2013-CR11, Class B (P)	5.328	08-10-50	1,165,000	1,277,849
Series 2013-CR13, Class C (P)	4.906	12-10-23	375,000	390,965
Series 2013-CR6, Class XA IO	1.595	03-10-46	6,753,675	233,564
Series 2013-LC13, Class B (P) (S)	5.009	08-10-46	505,000	550,440
Series 2014-FL4, Class D (P) (S)	3.440	07-13-31	910,000	894,151
Series 2014-TWC, Class D (P) (S)	3.240	02-13-32	605,000	607,086
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	3.063	08-13-27	835,000	836,053

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       32

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.844	08-15-45	3,737,137	$267,760
Series 2014-CR15, Class XA IO	1.432	02-10-47	8,527,457	374,835
Series 2014-CR16, Class C (P)	5.065	04-10-47	630,000	647,343
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.979	02-10-34	760,000	762,129
Deutsche Bank Commercial Mortgage Trust Series 2016-C3, Class C (P)	3.636	09-10-49	266,000	254,941
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	1.531	06-25-34	439,478	420,323
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (P) (S)	3.495	12-15-34	860,000	870,590
Series 2015-NRF, Class EFX (P) (S)	3.495	12-15-34	695,000	692,982
GMAC Mortgage Loan Trust Series 2004-AR2, Class 3A (P)	3.633	08-19-34	345,498	332,042
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	4.494	05-15-34	834,000	845,450
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.490	05-10-45	10,229,516	776,396
Series 2014-NEW, Class C (S)	3.790	01-10-31	340,000	337,077
Series 2015-590M, Class C (P) (S)	3.932	10-10-35	320,000	322,498
Series 2016-RENT, Class D (P) (S)	4.202	02-10-29	735,000	752,027
Series 2017-485L, Class C (P) (S)	4.115	02-10-37	535,000	555,205
Series 2017-GS5, Class C (P)	4.299	03-10-50	435,000	456,270
HarborView Mortgage Loan Trust Series 2005-9, Class 2A1C (P)	1.443	06-20-35	575,571	551,408
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	3.144	07-15-29	660,000	650,436
Hilton USA Trust Series 2016-HHV, Class D (P) (S)	4.333	11-05-38	510,000	490,943
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	4.633	08-05-34	355,000	352,602
Impac Secured Assets CMN Owner Trust Series 2004-4, Class M2 (P)	1.801	02-25-35	605,000	583,103
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.936	07-25-35	10,494,247	699,928
Series 2005-AR8, Class AX2 IO	1.954	05-25-35	13,347,443	770,086
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.822	04-15-47	980,000	995,318
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.582	07-05-32	6,529,100	424,013
Series 2014-FL5, Class C (P) (S)	3.094	07-15-31	1,080,000	1,070,258
Series 2014-INN, Class F (P) (S)	4.994	06-15-29	630,000	623,704
Series 2014-PHH, Class C (P) (S)	3.094	08-15-27	910,000	909,998

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       33

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-MAR7, Class C (S)	4.490	06-05-32	770,000	$775,771
Series 2015-SGP, Class B (P) (S)	3.744	07-15-36	500,000	502,809
Series 2016-JP3, Class C (P)	3.623	08-15-49	362,000	345,571
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (P)	2.091	11-25-34	545,000	529,619
MASTR Alternative Loan Trust Series 2005-2, Class 4A3 (P)	1.391	03-25-35	297,633	282,437
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	2.543	10-25-35	375,830	373,904
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.282	02-15-46	370,000	366,137
Series 2014-C18, Class 300D	5.279	08-15-31	310,000	321,616
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (P) (S)	4.438	09-09-32	1,650,000	1,651,800
Series 2015, Class XLF1 C (P) (S)	3.194	08-14-31	770,000	771,506
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	3.353	08-25-34	436,870	431,238
MortgageIT Trust Series 2005-2, Class 1A2 (P)	1.651	05-25-35	287,097	272,399
MSCG Trust Series 2016-SNR, Class D (S)	6.550	11-15-34	950,000	946,429
One Market Plaza Trust Series 2017-1MKT, Class D (S)	4.146	02-10-32	455,000	461,282
Opteum Mortgage Acceptance Corp. Asset Backed Pass Through Certificates
Series 2005-2, Class M2 (P)	1.441	04-25-35	705,000	666,398
Series 2005-3, Class APT (P)	1.281	07-25-35	377,091	369,889
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	2.314	03-25-44	416,472	404,196
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.963	10-10-36	730,000	709,312
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.583	05-10-63	5,867,212	323,486
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	4.079	12-13-29	1,044,000	1,073,425
VNDO Trust Series 2016-350P, Class D (P) (S)	3.903	01-10-35	1,010,000	1,021,847
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	1.281	12-25-45	439,646	412,664
Series 2005-AR2, Class 2A1B (P)	1.361	01-25-45	200,395	185,854
Series 2005-AR2, Class 2A3 (P)	1.341	01-25-45	315,840	296,363
Series 2005-AR8, Class 2AB2 (P)	1.411	07-25-45	496,910	474,365
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.800	03-18-28	1,050,000	1,043,088
Series 2013-BTC, Class E (P) (S)	3.668	04-16-35	600,000	543,986
Series 2015-LC22, Class B (P)	4.541	09-15-58	688,000	740,185
Series 2017-RB1, Class C	4.311	03-15-50	500,000	522,560

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       34

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.241	11-15-45	6,203,233	$463,259
Series 2013-C16, Class B (P)	5.147	09-15-46	290,000	316,895
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (P) (S)	3.483	11-15-29	120,514	120,977
U.S. Government Agency 0.4%				7,416,172
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.841	10-25-27	685,000	701,433
Series 2015-DNA1, Class M3 (P)	4.291	10-25-27	250,000	271,223
Series 2016-DNA3, Class M2 (P)	2.991	12-25-28	330,000	337,905
Series 2016-HQA2, Class M2 (P)	3.241	11-25-28	400,000	413,590
Series K017, Class X1 IO	1.511	12-25-21	5,425,815	280,730
Series K022, Class X1 IO	1.388	07-25-22	11,153,493	603,790
Series K709, Class X1 IO	1.645	03-25-19	2,998,948	69,327
Series K710, Class X1 IO	1.886	05-25-19	7,490,320	212,474
Series K711, Class X1 IO	1.811	07-25-19	8,008,443	229,102
Government National Mortgage Association
Series 2012-114, Class IO	0.822	01-16-53	2,788,922	157,115
Series 2016-142, Class IO	0.997	09-16-58	2,981,252	254,447
Series 2016-162, Class IO	0.996	09-16-58	7,779,482	644,136
Series 2016-174, Class IO	0.904	11-16-56	5,053,681	424,766
Series 2016-87, Class IO	1.007	08-16-58	4,106,777	317,078
Series 2017-20, Class IO	0.750	12-16-58	10,116,323	717,109
Series 2017-22, Class IO	1.047	12-16-57	3,321,511	327,715
Series 2017-3, Class IO	0.907	09-16-58	8,533,108	675,343
Series 2017-46, Class IO	0.619	11-16-57	7,151,195	492,620
Series 2017-61, Class IO	0.765	05-16-59	3,290,000	286,269
Asset backed securities 4.5%				$84,111,637
(Cost $83,539,286)
Asset backed securities 4.5%				84,111,637
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	1.666	05-25-35	311,033	310,666
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	1.441	10-25-35	1,335,000	1,268,075
Ally Auto Receivables Trust
Series 2014-2, Class A4	1.840	01-15-20	885,000	887,425
Series 2015-1, Class A4	1.750	05-15-20	675,000	676,755
American Express Credit Account Master Trust Series 2017-1, Class A	1.930	09-15-22	2,175,000	2,182,162
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	1.461	05-25-35	555,000	537,862
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277	09-05-44	1,790,000	1,763,760

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       35

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Arby's Funding LLC Series 2015-1A, Class A2 (S)	4.969	10-30-45	1,073,650	$1,076,314
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	2.071	01-25-34	230,133	216,080
Series 2004-W6, Class M1 (P)	1.816	05-25-34	118,478	113,766
BA Credit Card Trust Series 2017-A1, Class A1	1.950	08-15-22	2,830,000	2,839,499
Bank of the West Auto Trust Series 2015-1, Class A4 (S)	1.660	09-15-20	750,000	749,733
BMW Vehicle Owner Trust Series 2016-A, Class A4	1.370	12-27-22	675,000	666,995
Cabela's Credit Card Master Note Trust Series 2016-1, Class A1	1.780	06-15-22	2,182,500	2,181,065
California Republic Auto Receivables Trust
Series 2015-2, Class A4	1.750	01-15-21	950,000	950,553
Series 2016-2, Class A4	1.830	12-15-21	500,000	499,206
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3	1.340	04-15-22	1,620,000	1,608,064
Series 2017-A1, Class A1	2.000	01-17-23	2,410,000	2,422,140
CarMax Auto Owner Trust
Series 2015-2, Class A4	1.800	03-15-21	535,000	535,567
Series 2016-1, Class A4	1.880	06-15-21	600,000	600,881
Series 2016-2, Class A4	1.680	09-15-21	680,000	676,065
Chase Issuance Trust
Series 2016-A2, Class A	1.370	06-15-21	1,085,000	1,078,585
Series 2016-A5, Class A5	1.270	07-15-21	3,340,000	3,310,652
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A4 (S)	1.870	02-15-22	525,000	521,112
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1	1.750	11-19-21	2,410,000	2,408,765
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474	03-20-43	1,266,444	1,259,633
CNH Equipment Trust
Series 2015-C, Class A3	1.660	11-16-20	1,355,000	1,356,305
Series 2016-B, Class A3	1.630	08-15-21	370,000	369,294
Countrywide Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.997	02-25-35	436,860	437,820
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	1.411	07-25-35	212,670	210,829
CSMC Trust Series 2006-CF2, Class M1 (P) (S)	1.461	05-25-36	314,164	311,621
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980	02-20-45	1,254,400	1,275,019
Discover Card Execution Note Trust Series 2016-A1, Class A1	1.640	07-15-21	2,365,000	2,365,582

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       36

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216	07-20-45	650,100	$640,419
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (P)	1.966	12-25-34	419,953	403,009
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (S)	3.857	04-30-47	315,000	316,742
Ford Credit Auto Owner Trust
Series 2014-1, Class B (S)	2.410	11-15-25	590,000	593,345
Series 2015-A, Class A4	1.640	06-15-20	375,000	375,325
Series 2015-B, Class A4	1.580	08-15-20	465,000	464,681
Series 2016-B, Class A4	1.520	08-15-21	380,000	377,658
Series 2016-C, Class A4	1.400	02-15-22	955,000	943,617
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 (S)	1.650	05-15-20	490,000	490,390
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	1.261	10-25-35	410,939	401,029
GSAA Trust Series 2005-10, Class M3 (P)	1.541	06-25-35	450,485	441,184
Hertz Vehicle Financing LLC Series 2016-3A, Class A (S)	2.270	07-25-20	740,000	735,476
Hilton Grand Vacations Trust Series 2017-AA, Class A (S)	2.660	12-26-28	792,940	793,723
Home Equity Asset Trust
Series 2005-1, Class M4 (P)	2.011	05-25-35	285,000	278,916
Series 2005-3, Class M4 (P)	1.631	08-25-35	400,000	378,591
Honda Auto Receivables Owner Trust
Series 2015-2, Class A4	1.470	08-23-21	625,000	624,407
Series 2016-2, Class A4	1.620	08-15-22	765,000	763,391
Series 2016-4, Class A4	1.360	01-18-23	930,000	919,526
Series 2017-1, Class A3	1.720	07-21-21	1,500,000	1,500,876
Huntington Auto Trust Series 2016-1, Class A4	1.930	04-15-22	1,930,000	1,934,514
Hyundai Auto Receivables Trust Series 2017-A, Class A3	1.760	08-16-21	1,185,000	1,186,220
John Deere Owner Trust
Series 2014-B, Class A4	1.500	06-15-21	660,000	660,188
Series 2015-A, Class A4	1.650	12-15-21	510,000	510,741
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A (P)	1.511	06-25-35	421,641	407,549
Series 2005-WMC1, Class M1 (P)	1.741	09-25-35	417,233	388,034
MVW Owner Trust
Series 2014-1A, Class A (S)	2.250	09-22-31	124,737	123,906
Series 2015-1A, Class A (S)	2.520	12-20-32	256,541	255,388
Nationstar Home Equity Loan Trust Series 2006-B, Class AV4 (P)	1.271	09-25-36	525,115	509,601
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	1.666	03-25-35	1,075,000	1,013,766

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       37

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2005-2, Class M2 (P)	1.666	06-25-35	1,410,000	$1,384,287
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A4	1.540	10-17-22	500,000	495,972
Series 2017-A, Class A3	1.740	08-16-21	740,000	741,179
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440	01-15-20	982,000	981,632
RAAC Series Trust Series 2006-SP4, Class M1 (P)	1.331	11-25-36	365,000	343,528
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	852,635	855,469
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	1.141	09-25-36	881,633	856,390
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050	06-20-31	220,260	219,103
Sonic Capital LLC Series 2016-1A, Class A2 (S)	4.472	05-20-46	397,667	396,074
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	1.431	11-25-35	360,000	351,745
Specialty Underwriting & Residential Finance Trust Series 2006-BC 1, Class A2D (P)	1.291	12-25-36	935,835	925,513
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	1.711	02-25-35	740,124	727,274
Series 2005-2, Class M2 (P)	1.726	03-25-35	949,020	907,231
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	2.483	02-25-35	353,004	336,440
Structured Asset Securities Corp. Trust Series 2005-AR1, Class M1 (P)	1.421	09-25-35	415,069	406,778
SunTrust Auto Receivables Trust Series 2015-1A, Class A4 (S)	1.780	01-15-21	690,000	690,759
Synchrony Credit Card Master Note Trust Series 2016-1, Class A	2.040	03-15-22	550,000	552,762
Taco Bell Funding LLC Series 2016-1A, Class A2I (S)	3.832	05-25-46	815,900	830,505
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510	02-22-39	321,167	316,808
Towd Point Mortgage Trust
Series 2016-5, Class A1 (P) (S)	2.500	10-25-56	1,181,865	1,178,660
Series 2017-1, Class A1 (P) (S)	2.750	10-25-56	519,411	521,272
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4	1.740	09-15-20	620,000	621,988
Series 2016-B, Class A4	1.520	08-16-21	425,000	423,262
Series 2016-C, Class A4	1.320	11-15-21	600,000	593,863
Series 2017-A, Class A3	1.730	02-16-21	1,150,000	1,152,221
Verizon Owner Trust
Series 2016-1A, Class A (S)	1.420	01-20-21	740,000	736,510

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       38

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-2A, Class A (S)	1.680	05-20-21	1,540,000	$1,537,739
Series 2017-1A, Class A (S)	2.060	09-20-21	1,855,000	1,863,022
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400	07-22-19	625,000	624,993
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371	06-15-45	2,265,500	2,278,871
Westgate Resorts LLC
Series 2014-1A, Class A (S)	2.150	12-20-26	779,434	775,771
Series 2014-1A, Class B (S)	3.250	12-20-26	335,157	332,911
Series 2015-1A, Class A (S)	2.750	05-20-27	300,033	300,945
Series 2015-2A, Class B (S)	4.000	07-20-28	567,088	568,770
Series 2016-1A, Class A (S)	3.500	12-20-28	426,654	428,959
Series 2017-1A, Class A (S)	3.050	12-20-30	600,000	599,250
World Omni Auto Receivables Trust Series 2016-A, Class A3	1.770	09-15-21	1,150,000	1,153,119
		Yield (%)	Shares	Value
Securities lending collateral 0.7%				$13,212,947
(Cost $13,212,714)
John Hancock Collateral Trust (W)		0.9823(Y)	1,320,410	13,212,947
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.9%				$17,159,000
(Cost $17,159,000)
U.S. Government Agency 0.6%				10,488,000
Federal Agricultural Mortgage Corp. Discount Note	0.690	05-01-17	616,000	616,000
Federal Farm Credit Bank Discount Note	0.633	05-01-17	1,808,000	1,808,000
Federal Home Loan Bank Discount Note	0.646	05-01-17	8,064,000	8,064,000
			Par value^	Value
Repurchase agreement 0.3%				6,671,000
Barclays Tri-Party Repurchase Agreement dated 4-28-17 at 0.800% to be repurchased at $6,043,403 on 5-1-17, collateralized by $4,654,700 U.S. Treasury Inflation Indexed Bonds, 1.750% - 2.375% due 1-15-25 to 1-15-28 (valued at $6,164,345, including interest)			6,043,000	6,043,000
Repurchase Agreement with State Street Corp. dated 4-28-17 at 0.220% to be repurchased at $628,012 on 5-1-17, collateralized by $615,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-19 (valued at $645,150, including interest)			628,000	628,000
Total investments (Cost $1,534,229,478)† 100.6%				$1,898,157,662
Other assets and liabilities, net (0.6%)				($11,949,484)
Total net assets 100.0%				$1,886,208,178

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       39

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipts
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 4-30-17.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $1,548,846,460. Net unrealized appreciation aggregated to $349,311,202, of which $377,245,992 related to appreciated investment securities and $27,934,790 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       40

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-17 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,521,016,764) including $12,899,729 of securities loaned	$1,884,944,715
Affiliated investments, at value (Cost $13,212,714)	13,212,947
Total investments, at value (Cost $1,534,229,478)	1,898,157,662
Cash	339
Foreign currency, at value (Cost $23,118)	22,583
Receivable for investments sold	12,564,826
Receivable for fund shares sold	5,881,432
Dividends and interest receivable	6,947,043
Receivable for securities lending income	2,634
Other receivables and prepaid expenses	121,383
Total assets	1,923,697,902
Liabilities
Payable for investments purchased	19,904,454
Payable for fund shares repurchased	3,488,114
Payable upon return of securities loaned	13,215,246
Payable to affiliates
Accounting and legal services fees	92,402
Transfer agent fees	181,141
Distribution and service fees	471,456
Trustees' fees	94
Other liabilities and accrued expenses	136,817
Total liabilities	37,489,724
Net assets	$1,886,208,178
Net assets consist of
Paid-in capital	$1,539,413,229
Undistributed net investment income	1,640,830
Accumulated net realized gain (loss) on investments and foreign currency transactions	(18,773,431)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	363,927,550
Net assets	$1,886,208,178

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       41

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($814,462,937 ÷ 41,610,531 shares)[1]	$19.57
Class B ($44,966,576 ÷ 2,302,209 shares)[1]	$19.53
Class C ($514,946,148 ÷ 26,346,290 shares)[1]	$19.55
Class I ($450,625,528 ÷ 23,037,191 shares)	$19.56
Class R1 ($6,049,395 ÷ 307,892 shares)	$19.65
Class R2 ($8,582,272 ÷ 439,007 shares)	$19.55
Class R3 ($4,735,358 ÷ 241,392 shares)	$19.62
Class R4 ($24,143,049 ÷ 1,228,283 shares)	$19.66
Class R5 ($1,774,167 ÷ 90,378 shares)	$19.63
Class R6 ($15,922,748 ÷ 813,164 shares)	$19.58
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$20.60

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       42

STATEMENT OF OPERATIONS   For the six months ended 4-30-17 (unaudited)

Investment income
Dividends	$13,191,935
Interest	12,093,052
Securities lending	48,552
Less foreign taxes withheld	(72,432)
Total investment income	25,261,107
Expenses
Investment management fees	5,374,341
Distribution and service fees	4,157,637
Accounting and legal services fees	209,877
Transfer agent fees	1,041,916
Trustees' fees	13,677
State registration fees	91,549
Printing and postage	80,637
Professional fees	61,916
Custodian fees	124,064
Other	18,616
Total expenses	11,174,230
Less expense reductions	(82,860)
Net expenses	11,091,370
Net investment income	14,169,737
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	5,544,029
Affiliated investments	(2,532)
5,541,497
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	116,129,092
Affiliated investments	233
116,129,325
Net realized and unrealized gain	121,670,822
Increase in net assets from operations	$135,840,559

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       43

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-17	Year ended 10-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$14,169,737	$25,780,510
Net realized gain (loss)	5,541,497	(14,421,134)
Change in net unrealized appreciation (depreciation)	116,129,325	39,009,265
Increase in net assets resulting from operations	135,840,559	50,368,641
Distributions to shareholders
From net investment income
Class A	(7,322,967)	(14,856,252)
Class B	(246,989)	(614,228)
Class C	(2,690,249)	(5,398,305)
Class I	(3,527,722)	(3,953,623)
Class R1	(38,937)	(74,533)
Class R2	(67,249)	(82,620)
Class R3	(31,896)	(238,439)
Class R4	(245,544)	(426,059)
Class R5	(19,766)	(48,109)
Class R6	(85,475)	(125,656)
From net realized gain
Class A	—	(22,887,568)
Class B	—	(1,833,879)
Class C	—	(14,221,754)
Class I	—	(5,472,308)
Class R1	—	(149,777)
Class R2	—	(55,514)
Class R3	—	(542,556)
Class R4	—	(533,352)
Class R5	—	(63,261)
Class R6	—	(150,697)
Total distributions	(14,276,794)	(71,728,490)
From fund share transactions	53,941,782	106,763,928
Total increase	175,505,547	85,404,079
Net assets
Beginning of period	1,710,702,631	1,625,298,552
End of period	$1,886,208,178	$1,710,702,631
Undistributed net investment income	$1,640,830	$1,747,887

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       44

Financial highlights

Class A Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$18.29		$18.56	$19.34	$18.62	$16.57	$14.90
Net investment income[2]	0.16		0.32	0.36	0.39	0.36	0.25
Net realized and unrealized gain (loss) on investments	1.28		0.25	(0.19)	1.46	2.40	1.65
Total from investment operations	1.44		0.57	0.17	1.85	2.76	1.90
Less distributions
From net investment income	(0.16)		(0.32)	(0.40)	(0.42)	(0.41)	(0.23)
From net realized gain	—		(0.52)	(0.55)	(0.71)	(0.30)	—
Total distributions	(0.16)		(0.84)	(0.95)	(1.13)	(0.71)	(0.23)
Net asset value, end of period	$19.57		$18.29	$18.56	$19.34	$18.62	$16.57
Total return (%)[3,4]	7.93	[5]	3.26	0.98	10.43	17.23	12.84
Ratios and supplemental data
Net assets, end of period (in millions)	$814		$866	$808	$675	$597	$512
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	[6]	1.09	1.09	1.10	1.14	1.18
Expenses including reductions	1.08	[6]	1.09	1.09	1.09	1.14	1.18
Net investment income	1.74	[6]	1.77	1.92	2.07	2.08	1.56
Portfolio turnover (%)	26		47	49	39	53	65

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       45

Class B Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$18.25		$18.52	$19.30	$18.58	$16.54	$14.88
Net investment income[2]	0.10		0.19	0.23	0.26	0.24	0.13
Net realized and unrealized gain (loss) on investments	1.28		0.25	(0.19)	1.46	2.39	1.65
Total from investment operations	1.38		0.44	0.04	1.72	2.63	1.78
Less distributions
From net investment income	(0.10)		(0.19)	(0.27)	(0.29)	(0.29)	(0.12)
From net realized gain	—		(0.52)	(0.55)	(0.71)	(0.30)	—
Total distributions	(0.10)		(0.71)	(0.82)	(1.00)	(0.59)	(0.12)
Net asset value, end of period	$19.53		$18.25	$18.52	$19.30	$18.58	$16.54
Total return (%)[3,4]	7.58	[5]	2.54	0.27	9.68	16.38	12.03
Ratios and supplemental data
Net assets, end of period (in millions)	$45		$49	$67	$80	$82	$76
Ratios (as a percentage of average net assets):
Expenses before reductions	1.79	[6]	1.79	1.79	1.80	1.84	1.88
Expenses including reductions	1.78	[6]	1.79	1.78	1.79	1.84	1.88
Net investment income	1.05	[6]	1.08	1.23	1.38	1.38	0.85
Portfolio turnover (%)	26		47	49	39	53	65

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       46

Class C Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$18.26		$18.53	$19.31	$18.59	$16.55	$14.88
Net investment income[2]	0.10		0.19	0.23	0.26	0.24	0.13
Net realized and unrealized gain (loss) on investments	1.29		0.25	(0.19)	1.46	2.39	1.66
Total from investment operations	1.39		0.44	0.04	1.72	2.63	1.79
Less distributions
From net investment income	(0.10)		(0.19)	(0.27)	(0.29)	(0.29)	(0.12)
From net realized gain	—		(0.52)	(0.55)	(0.71)	(0.30)	—
Total distributions	(0.10)		(0.71)	(0.82)	(1.00)	(0.59)	(0.12)
Net asset value, end of period	$19.55		$18.26	$18.53	$19.31	$18.59	$16.55
Total return (%)[3,4]	7.63	[5]	2.54	0.27	9.67	16.37	12.09
Ratios and supplemental data
Net assets, end of period (in millions)	$515		$507	$501	$422	$344	$292
Ratios (as a percentage of average net assets):
Expenses before reductions	1.79	[6]	1.79	1.79	1.80	1.84	1.88
Expenses including reductions	1.78	[6]	1.79	1.78	1.79	1.84	1.88
Net investment income	1.04	[6]	1.07	1.22	1.37	1.38	0.86
Portfolio turnover (%)	26		47	49	39	53	65

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       47

Class I Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$18.28		$18.55	$19.33	$18.61	$16.57	$14.91
Net investment income[2]	0.19		0.37	0.42	0.45	0.42	0.31
Net realized and unrealized gain (loss) on investments	1.28		0.26	(0.19)	1.47	2.40	1.64
Total from investment operations	1.47		0.63	0.23	1.92	2.82	1.95
Less distributions
From net investment income	(0.19)		(0.38)	(0.46)	(0.49)	(0.48)	(0.29)
From net realized gain	—		(0.52)	(0.55)	(0.71)	(0.30)	—
Total distributions	(0.19)		(0.90)	(1.01)	(1.20)	(0.78)	(0.29)
Net asset value, end of period	$19.56		$18.28	$18.55	$19.33	$18.61	$16.57
Total return (%)[3]	8.10	[4]	3.59	1.31	10.80	17.62	13.24
Ratios and supplemental data
Net assets, end of period (in millions)	$451		$233	$195	$131	$89	$73
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	[5]	0.78	0.78	0.79	0.78	0.79
Expenses including reductions	0.78	[5]	0.78	0.77	0.78	0.78	0.79
Net investment income	2.04	[5]	2.09	2.23	2.38	2.44	1.95
Portfolio turnover (%)	26		47	49	39	53	65

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       48

Class R1 Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$18.36		$18.62	$19.41	$18.68	$16.63	$14.96
Net investment income[2]	0.13		0.26	0.30	0.33	0.31	0.20
Net realized and unrealized gain (loss) on investments	1.29		0.26	(0.20)	1.47	2.40	1.66
Total from investment operations	1.42		0.52	0.10	1.80	2.71	1.86
Less distributions
From net investment income	(0.13)		(0.26)	(0.34)	(0.36)	(0.36)	(0.19)
From net realized gain	—		(0.52)	(0.55)	(0.71)	(0.30)	—
Total distributions	(0.13)		(0.78)	(0.89)	(1.07)	(0.66)	(0.19)
Net asset value, end of period	$19.65		$18.36	$18.62	$19.41	$18.68	$16.63
Total return (%)[3]	7.77	[4]	2.95	0.58	10.10	16.84	12.50
Ratios and supplemental data
Net assets, end of period (in millions)	$6		$6	$5	$4	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.43	[5]	1.44	1.44	1.44	1.45	1.48
Expenses including reductions	1.42	[5]	1.43	1.43	1.43	1.45	1.48
Net investment income	1.40	[5]	1.43	1.59	1.73	1.76	1.25
Portfolio turnover (%)	26		47	49	39	53	65

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       49

Class R2 Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12[2]
Per share operating performance
Net asset value, beginning of period	$18.27		$18.53	$19.33	$18.62	$16.58	$16.10
Net investment income[3]	0.16		0.29	0.34	0.42	0.38	0.18
Net realized and unrealized gain (loss) on investments	1.28		0.27	(0.19)	1.45	2.41	0.48
Total from investment operations	1.44		0.56	0.15	1.87	2.79	0.66
Less distributions
From net investment income	(0.16)		(0.30)	(0.40)	(0.45)	(0.45)	(0.18)
From net realized gain	—		(0.52)	(0.55)	(0.71)	(0.30)	—
Total distributions	(0.16)		(0.82)	(0.95)	(1.16)	(0.75)	(0.18)
Net asset value, end of period	$19.55		$18.27	$18.53	$19.33	$18.62	$16.58
Total return (%)[4]	7.89	[5]	3.23	0.86	10.51	17.39	4.14	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$9		$8	$2	$1	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17	[7]	1.19	1.17	1.02	0.98	0.96	[7]
Expenses including reductions	1.16	[7]	1.19	1.17	1.01	0.98	0.96	[7]
Net investment income	1.66	[7]	1.63	1.84	2.23	2.17	1.68	[7]
Portfolio turnover (%)	26		47	49	39	53	65	[8]

1	Six months ended 4-30-17. Unaudited.
2	The inception date for Class R2 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 11-1-11 to 10-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       50

Class R3 Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$18.33		$18.59	$19.38	$18.66	$16.61	$14.93
Net investment income[2]	0.14		0.27	0.32	0.35	0.33	0.22
Net realized and unrealized gain (loss) on investments	1.29		0.27	(0.20)	1.46	2.40	1.66
Total from investment operations	1.43		0.54	0.12	1.81	2.73	1.88
Less distributions
From net investment income	(0.14)		(0.28)	(0.36)	(0.38)	(0.38)	(0.20)
From net realized gain	—		(0.52)	(0.55)	(0.71)	(0.30)	—
Total distributions	(0.14)		(0.80)	(0.91)	(1.09)	(0.68)	(0.20)
Net asset value, end of period	$19.62		$18.33	$18.59	$19.38	$18.66	$16.61
Total return (%)[3]	7.84	[4]	3.07	0.69	10.17	16.97	12.69
Ratios and supplemental data
Net assets, end of period (in millions)	$5		$4	$19	$20	$19	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33	[5]	1.32	1.33	1.33	1.35	1.36
Expenses including reductions	1.32	[5]	1.32	1.32	1.33	1.35	1.36
Net investment income	1.50	[5]	1.50	1.68	1.84	1.87	1.37
Portfolio turnover (%)	26		47	49	39	53	65

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       51

Class R4 Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$18.36		$18.63	$19.41	$18.69	$16.63	$14.95
Net investment income[2]	0.18		0.35	0.39	0.41	0.40	0.27
Net realized and unrealized gain (loss) on investments	1.30		0.25	(0.19)	1.48	2.41	1.66
Total from investment operations	1.48		0.60	0.20	1.89	2.81	1.93
Less distributions
From net investment income	(0.18)		(0.35)	(0.43)	(0.46)	(0.45)	(0.25)
From net realized gain	—		(0.52)	(0.55)	(0.71)	(0.30)	—
Total distributions	(0.18)		(0.87)	(0.98)	(1.17)	(0.75)	(0.25)
Net asset value, end of period	$19.66		$18.36	$18.63	$19.41	$18.69	$16.63
Total return (%)[3]	8.09	[4]	3.41	1.15	10.59	17.47	13.01
Ratios and supplemental data
Net assets, end of period (in millions)	$24		$30	$19	$14	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	[5]	1.03	1.04	1.04	1.05	1.06
Expenses including reductions	0.92	[5]	0.92	0.93	0.93	0.95	1.01
Net investment income	1.91	[5]	1.93	2.06	2.20	2.26	1.73
Portfolio turnover (%)	26		47	49	39	53	65

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       52

Class R5 Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$18.34		$18.60	$19.39	$18.67	$16.61	$14.94
Net investment income[2]	0.20		0.38	0.44	0.45	0.44	0.31
Net realized and unrealized gain (loss) on investments	1.29		0.26	(0.21)	1.47	2.40	1.65
Total from investment operations	1.49		0.64	0.23	1.92	2.84	1.96
Less distributions
From net investment income	(0.20)		(0.38)	(0.47)	(0.49)	(0.48)	(0.29)
From net realized gain	—		(0.52)	(0.55)	(0.71)	(0.30)	—
Total distributions	(0.20)		(0.90)	(1.02)	(1.20)	(0.78)	(0.29)
Net asset value, end of period	$19.63		$18.34	$18.60	$19.39	$18.67	$16.61
Total return (%)[3]	8.15	[4]	3.68	1.30	10.82	17.73	13.27
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	$2	$3	$2	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73	[5]	0.73	0.73	0.73	0.74	0.76
Expenses including reductions	0.72	[5]	0.72	0.72	0.72	0.74	0.76
Net investment income	2.10	[5]	2.14	2.29	2.41	2.51	1.96
Portfolio turnover (%)	26		47	49	39	53	65

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       53

Class R6 Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$18.30		$18.56	$19.35	$18.63	$16.58	$14.91
Net investment income[2]	0.20		0.39	0.44	0.47	0.44	0.32
Net realized and unrealized gain (loss) on investments	1.28		0.27	(0.20)	1.47	2.40	1.65
Total from investment operations	1.48		0.66	0.24	1.94	2.84	1.97
Less distributions
From net investment income	(0.20)		(0.40)	(0.48)	(0.51)	(0.49)	(0.30)
From net realized gain	—		(0.52)	(0.55)	(0.71)	(0.30)	—
Total distributions	(0.20)		(0.92)	(1.03)	(1.22)	(0.79)	(0.30)
Net asset value, end of period	$19.58		$18.30	$18.56	$19.35	$18.63	$16.58
Total return (%)[3]	8.15	[4]	3.76	1.38	10.91	17.76	13.35
Ratios and supplemental data
Net assets, end of period (in millions)	$16		$7	$5	$1	— [5]	— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69	[6]	0.69	0.69	0.69	0.70	0.71
Expenses including reductions	0.68	[6]	0.66	0.67	0.66	0.70	0.71
Net investment income	2.07	[6]	2.19	2.34	2.50	2.50	2.02
Portfolio turnover (%)	26		47	49	39	53	65

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       54

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Balanced Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek current income, long-term growth of capital and income, and preservation of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       55

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017, by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks	$1,211,380,085	$1,211,380,085	—	—
Preferred securities	4,107,530	4,107,530	—	—
U.S. Government and Agency obligations	196,615,994	—	$196,615,994	—
Foreign government obligations	2,764,404	—	2,764,404	—
Corporate bonds	301,881,251	—	301,881,251	—
Capital preferred securities	2,093,244	—	2,093,244	—
Convertible bonds	619,369	—	619,369	—
Term loans	1,259,760	—	1,259,760	—
Collateralized mortgage obligations	62,952,441	—	62,952,441	—
Asset backed securities	84,111,637	—	84,111,637	—
Securities lending collateral	13,212,947	13,212,947	—	—
Short-term investments	17,159,000	—	17,159,000	—
Total investments in securities	$1,898,157,662	$1,228,700,562	$669,457,100	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       56

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commision (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30 2017, the fund loaned securities valued at $12,899,729 and received $13,215,246 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       57

months ended April 30, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2017, were $3,210.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of October 31, 2016, the fund has a short-term capital loss carryforward of $7,378,600 and a long-term capital loss carryforward of $2,189,786 available to offset future net realized capital gains. These carryforwards do not expire.

As of October 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, partnerships, and amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $2 billion of the fund's average daily net assets and (b) 0.550% of the fund's average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       58

assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2017, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

For the six months ended April 30, 2017, the expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$32,413	Class R3	$162
Class B	1,813	Class R4	1,043
Class C	19,600	Class R5	71
Class I	12,943	Class R6	675
Class R1	218	Total	$69,250
Class R2	312

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended April 30, 2017 were equivalent to a net annual effective rate of 0.59% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class B	1.00%	—	Class R3	0.50%	0.15%
Class C	1.00%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $13,610 for Class R4 shares for the six months ended April 30, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,338,370 for the six months ended April 30, 2017. Of this amount, $222,132 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,089,283 was paid as sales commissions to broker-dealers and $26,955 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       59

are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2017, CDSCs received by the Distributor amounted to $4,768, $15,059 and $27,070 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,268,150	$516,285
Class B	236,189	28,841
Class C	2,550,748	311,384
Class I	—	181,043
Class R1	21,217	444
Class R2	19,649	638
Class R3	13,585	331
Class R4	47,633	2,117
Class R5	466	144
Class R6	—	689
Total	$4,157,637	$1,041,916

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$8,180,872	1	1.020%	$232

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       60

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2017 and for the year ended October 31, 2016 were as follows:

		Six months ended 4-30-17		Year ended 10-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,283,050	$100,586,544	12,752,223	$228,096,064
Distributions reinvested	373,853	7,096,181	2,068,192	36,688,419
Repurchased	(11,414,992)	(217,925,925)	(11,013,123)	(197,943,501)
Net increase (decrease)	(5,758,089)	($110,243,200)	3,807,292	$66,840,982
Class B shares
Sold	73,572	$1,399,771	153,162	$2,744,281
Distributions reinvested	11,836	224,434	123,581	2,187,944
Repurchased	(478,697)	(9,097,957)	(1,207,136)	(21,556,643)
Net decrease	(393,289)	($7,473,752)	(930,393)	($16,624,418)
Class C shares
Sold	2,171,603	$41,308,155	4,838,131	$86,633,934
Distributions reinvested	123,663	2,347,434	956,175	16,943,532
Repurchased	(3,682,650)	(70,031,127)	(5,112,267)	(91,624,544)
Net increase (decrease)	(1,387,384)	($26,375,538)	682,039	$11,952,922
Class I shares
Sold	12,901,021	$246,219,400	6,709,171	$121,910,722
Distributions reinvested	158,977	3,028,270	432,787	7,675,489
Repurchased	(2,779,144)	(53,012,012)	(4,926,937)	(87,743,381)
Net increase	10,280,854	$196,235,658	2,215,021	$41,842,830
Class R1 shares
Sold	45,236	$871,404	181,926	$3,306,213
Distributions reinvested	1,178	22,473	7,539	134,228
Repurchased	(44,441)	(849,457)	(126,879)	(2,260,444)
Net increase	1,973	$44,420	62,586	$1,179,997
Class R2 shares
Sold	48,397	$924,330	408,620	$7,272,762
Distributions reinvested	3,276	62,175	7,016	124,752
Repurchased	(36,893)	(705,753)	(96,350)	(1,737,623)
Net increase	14,780	$280,752	319,286	$5,659,891
Class R3 shares
Sold	77,461	$1,477,679	254,622	$4,573,326
Distributions reinvested	1,673	31,888	44,058	780,995
Repurchased	(42,376)	(802,415)	(1,137,762)	(21,056,671)
Net increase (decrease)	36,758	$707,152	(839,082)	($15,702,350)
Class R4 shares
Sold	227,414	$4,381,657	708,699	$12,938,320
Distributions reinvested	12,908	245,544	53,780	959,411
Repurchased	(631,590)	(12,239,084)	(182,084)	(3,279,362)
Net increase (decrease)	(391,268)	($7,611,883)	580,395	$10,618,369

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       61

		Six months ended 4-30-17		Year ended 10-31-16
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	10,293	$195,969	21,741	$382,119
Distributions reinvested	972	18,486	6,156	109,408
Repurchased	(33,021)	(621,212)	(40,689)	(741,356)
Net decrease	(21,756)	($406,757)	(12,792)	($249,829)
Class R6 shares
Sold	492,207	$9,541,384	215,365	$3,835,978
Distributions reinvested	4,491	85,475	15,560	276,353
Repurchased	(44,531)	(841,929)	(163,200)	(2,866,797)
Net increase	452,167	$8,784,930	67,725	$1,245,534
Total net increase	2,834,746	$53,941,782	5,952,077	$106,763,928

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $334,802,167 and $288,664,696, respectively, for the six months ended April 30, 2017. Purchases and sales of U.S. Treasury obligations aggregated $187,090,278 and $179,086,392, respectively, for the six months ended April 30, 2017.

Note 7 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2017, the fund engaged in sales amounting to $40,310,613.

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       62

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       63

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Balanced Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF368301	36SA 4/17 6/17

John Hancock

Fundamental Large Cap Core Fund

Semiannual report 4/30/17

A message to shareholders

Dear shareholder,

U.S. stocks and the credit segments of the bond market rallied sharply over the past six months, with several indexes reaching all-time highs before pulling back in the first half of April. In some ways, this recent pause wasn't surprising: Much of the fuel for the rally had been investor optimism over the Trump administration's ability to implement pro-growth policies that would boost economic expansion. Instead, the new administration has struggled with a series of controversies, and investors seem to be waiting for policy to catch up with expectations before bidding asset prices up further.

Regardless of what happens in Washington, asset prices in the United States enjoy the support of solid economic growth, low inflation, and rising levels of employment. Potential headwinds include high valuations—particularly when compared with foreign stocks—and any sustained increase in political uncertainty. Just as John Hancock Investments regularly monitors the risks taken by the portfolio teams managing our funds, it is prudent to periodically check in with your financial advisor to ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Fundamental Large Cap Core Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
30	Notes to financial statements
39	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/17 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses and sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

U.S. stocks extended the rally that began more than eight years ago

Stocks continued their rally, buoyed by expectations of pro-growth policies following the November U.S. presidential election and by stabilizing energy prices.

Financials stocks outperformed

Within the fund's benchmark, the S&P 500 Index, financials stocks posted the strongest gain by far, as investors bid up shares in anticipation of looser regulations, higher interest rates, and corporate tax reform.

Positioning in financials drove the fund's outperformance

A sizable overweight and positive security selection in the financials sector gave the biggest boost to the fund's performance.

SECTOR COMPOSITION AS OF 4/30/17 (%)

A note about risks

Large company stocks could fall out of favor, and value stocks may decline in price. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       3

Discussion of fund performance

An interview with Portfolio Manager Emory W. (Sandy) Sanders, Jr., CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Emory W. (Sandy) Sanders, Jr., CFA
Portfolio Manager
John Hancock Asset Management

How would you describe the stock market backdrop during the six months ended April 30, 2017?

The rally that began in March 2009 showed no signs of stopping. U.S. stocks surged following a Republican sweep in Washington last November, with Donald Trump's election spurring expectations of pro-growth policies, including lower corporate tax rates, looser regulations, and increased infrastructure spending. Stabilizing energy prices also helped, as OPEC announced plans last November to curb production. These tailwinds more than outweighed lackluster first-quarter economic growth, the U.S. Federal Reserve's decision to inch its short-term interest-rate target higher in December and March, tensions with North Korea, and challenges passing new healthcare legislation.

Which sectors within the fund's benchmark, the S&P 500 Index, fared best?

The biggest winner by far was the financials sector. Investors bid up shares of banks, insurance companies, and asset managers, which appeared as leading beneficiaries of the new presidential administration's plans. Other standouts included information technology, which was led higher by some sector stalwarts; consumer discretionary stocks, which rose on expectations of better economic growth ahead; and industrial and material stocks, which were lifted by expectations of increased infrastructure spending.

By contrast, the energy sector ended the period with a flat return, held back by a late-period pullback in oil prices due to renewed concern around oversupply. More-defensive, dividend-paying sectors—telecommunication services, real estate, consumer staples, and utilities—also were laggards, as investors rotated away from them and into more economically sensitive stocks following the Trump victory.

How did the fund perform in this environment?

The fund beat its benchmark, largely due to security selection and a sizable overweight in the financials sector. Top individual contributors included big banks Bank of America Corp., JPMorgan Chase & Co., and The Goldman Sachs Group, Inc., each of which saw the prospect of the Trump administration's pro-business policies drive gains well ahead of the index return. All three of these

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       4

"Investors bid up shares of banks, insurance companies, and asset managers, which appeared as leading beneficiaries of the new presidential administration's plans."
positions were large overweights and among the fund's top holdings at period end. To a much lesser extent, stock picks in materials; a lack of exposure to the utilities, real estate, and telecommunication services sectors; and selection in industrials had a positive impact.

Which other stocks aided relative performance?

The fund has been positioned to take advantage of recovery in the U.S. housing market for some time. Two stocks that capitalized on this theme stood out this year: home builder NVR, Inc. in the consumer discretionary sector and building products company Louisiana-Pacific Corp. in the materials sector. NVR benefited from better-than-expected order growth, driven by strength in the company's home territory of the mid-Atlantic. Plus, housing demand continued to exceed supply, due in part to a shortage of construction laborers. Louisiana-Pacific is a leading manufacturer of oriented strand board (OSB), a type of engineered wood similar to plywood. Increased demand for OSB, coupled with tight supply, drove OSB prices higher, boosting Louisiana-Pacific's earnings. Neither NVR nor Louisiana-Pacific was in the benchmark.

Elsewhere, top contributors included heavy equipment rental company United Rentals, Inc. in industrials and consumer technology leader Apple, Inc. United Rentals saw a steep rise in its stock price, as stabilizing energy prices and the prospect of more infrastructure spending led to expectations of increased demand. Apple's stock gained from better-than-expected financial results, including year-over-year revenue growth for the first time in three quarters. The company

TOP 10 HOLDINGS AS OF 4/30/17 (%)

Apple, Inc.	6.9
Amazon.com, Inc.	6.5
Facebook, Inc., Class A	5.3
Alphabet, Inc., Class A	4.1
JPMorgan Chase & Co.	3.8
The Goldman Sachs Group, Inc.	3.5
NVR, Inc.	2.6
Polaris Industries, Inc.	2.5
Anheuser-Busch InBev NV, ADR	2.4
Bank of America Corp.	2.4
TOTAL	40.0
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       5

"We've maintained the fund's economically sensitive bias, with sizable overweights in the financials sector... and the consumer discretionary sector...."
benefited from its solid iPhone franchise, strong growth in its services business, and mounting expectations for the release of a 10th anniversary iPhone later this year. Both positions were sizable overweights, and Apple was the fund's top holding at period end.

Which decisions detracted from relative performance?

From a sector perspective, picks in information technology nicked results, as did a modest cash position and selection in energy. The biggest individual disappointment in the tech sector was QUALCOMM, Inc., which licenses wireless communications technology and makes semiconductor chips used in mobile phones. The company's stock posted a sizable decline, following a series of fines and lawsuits related to its licensing fees. Most notable was a $1 billion lawsuit from its largest customer, Apple, claiming that QUALCOMM charged unfair royalty rates on its patented wireless technology. The dispute escalated near period end when Apple announced plans to withhold payments to its iPhone suppliers, cutting off their ability to pay royalties to QUALCOMM and forcing the latter to lower its profit outlook.

In the consumer discretionary sector, an out-of-index investment in mattress company Tempur Sealy International, Inc. proved costly. The stock declined when management decided to emphasize profits over volume, walking away from a less profitable contract with its biggest customer, retailer Mattress Firm, Inc. (which was not in the fund).

Elsewhere, investments in Netherlands-based energy services company Schlumberger, Ltd. and exploration and production company Occidental Petroleum Corp. slid as energy prices remained at relatively low levels. More specifically, Schlumberger's stock was held back by a longer-than-expected turnaround in the offshore drilling business, while a slow start by Occidental's new CEO

COUNTRY COMPOSITION AS OF 4/30/17 (%)

United States	89.8
United Kingdom	3.1
Belgium	2.4
Ireland	2.2
Switzerland	1.5
France	1.0
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       6

and a weak energy environment caused that company to miss earnings expectations and lower its outlook.

Finally, a non-benchmark investment in Belgium-based global brewer Anheuser-Busch InBev NV hurt, as the integration of recently acquired U.K.-based competitor SABMiller PLC, along with headwinds from currency and emerging-markets exposure, kept Anheuser-Busch's stock in check.

How was the fund positioned at period end?

We've maintained the fund's economically sensitive bias, with sizable overweights in the financials sector, especially companies that stand to benefit from higher interest rates, and in the consumer discretionary sector, where we've focused on companies positioned to gain from both the U.S. housing market recovery and improved consumer spending. Before period end, however, we locked in some profits in financials, reducing the overweight, and added to the fund's stake in information technology. In making these changes, we've kept our long-term focus on financially sound companies with competitive advantages, the ability to generate substantial cash flow over sustained periods, and attractive stock prices compared with our estimate of intrinsic value.

MANAGED BY

Emory W. (Sandy) Sanders, Jr., CFA On the fund since 2011 Investing since 1997
Jonathan White, CFA On the fund since 2015 Investing since 1997

The views expressed in this report are exclusively those of Emory W. (Sandy) Sanders, Jr., CFA, John Hancock Asset Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	15.00	12.38	7.86	9.38	79.25	113.11
Class B	15.14	12.45	7.77	9.72	79.77	111.26
Class C	19.15	12.70	7.60	13.72	81.80	108.10
Class I1	21.38	13.87	8.78	15.33	91.45	131.92
Class R1[1,2]	20.57	13.12	8.01	14.91	85.25	116.01
Class R2[1,2]	20.87	13.47	8.37	15.07	88.07	123.32
Class R3[1,2]	20.71	13.24	8.10	15.00	86.20	117.85
Class R4[1,2]	21.19	13.69	8.47	15.23	89.90	125.43
Class R5[1,2]	21.42	13.91	8.74	15.32	91.80	131.23
Class R6[1,2]	21.48	13.97	8.86	15.36	92.32	133.67
Class NAV[1,2]	21.54	14.03	8.91	15.37	92.76	134.76
Index†	17.92	13.68	7.15	13.32	89.81	99.55

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class NAV*
Gross (%)	1.06	1.81	1.81	0.79	1.45	1.20	1.35	1.05	0.75	0.70	0.68
Net (%)	1.06	1.81	1.81	0.78	1.45	1.20	1.35	0.95	0.75	0.70	0.68

*Expenses have been estimated for the first year of operations of the fund's Class NAV shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental Large Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P 500 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B3	4-30-07	21,126	21,126	19,955
Class C3	4-30-07	20,810	20,810	19,955
Class I1	4-30-07	23,192	23,192	19,955
Class R1[1,2]	4-30-07	21,601	21,601	19,955
Class R2[1,2]	4-30-07	22,332	22,332	19,955
Class R3[1,2]	4-30-07	21,785	21,785	19,955
Class R4[1,2]	4-30-07	22,543	22,543	19,955
Class R5[1,2]	4-30-07	23,123	23,123	19,955
Class R6[1,2]	4-30-07	23,367	23,367	19,955
Class NAV[1,2]	4-30-07	23,476	23,476	19,955

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectuses.
2	Class R1, Class R3, Class R4, and Class R5 shares were first offered on 5-22-09; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11; Class NAV shares were first offered on 2-8-17. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4, Class R5, Class R2, Class R6, and Class NAV shares, as applicable.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2016	Ending value on 4-30-2017	Expenses paid during period ended 4-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,151.30	$5.76	1.08%
	Hypothetical example for comparison purposes	1,000.00	1,019.40	5.41	1.08%
Class B	Actual expenses/actual returns	1,000.00	1,147.20	9.69	1.82%
	Hypothetical example for comparison purposes	1,000.00	1,015.80	9.10	1.82%
Class C	Actual expenses/actual returns	1,000.00	1,147.20	9.69	1.82%
	Hypothetical example for comparison purposes	1,000.00	1,015.80	9.10	1.82%
Class I	Actual expenses/actual returns	1,000.00	1,153.30	4.16	0.78%
	Hypothetical example for comparison purposes	1,000.00	1,020.90	3.91	0.78%
Class R1	Actual expenses/actual returns	1,000.00	1,149.10	7.83	1.47%
	Hypothetical example for comparison purposes	1,000.00	1,017.50	7.35	1.47%
Class R2	Actual expenses/actual returns	1,000.00	1,150.70	6.51	1.22%
	Hypothetical example for comparison purposes	1,000.00	1,018.70	6.11	1.22%
Class R3	Actual expenses/actual returns	1,000.00	1,150.00	7.14	1.34%
	Hypothetical example for comparison purposes	1,000.00	1,018.10	6.71	1.34%
Class R4	Actual expenses/actual returns	1,000.00	1,152.30	5.18	0.97%
	Hypothetical example for comparison purposes	1,000.00	1,020.00	4.86	0.97%
Class R5	Actual expenses/actual returns	1,000.00	1,153.20	4.11	0.77%
	Hypothetical example for comparison purposes	1,000.00	1,021.00	3.86	0.77%
Class R6	Actual expenses/actual returns	1,000.00	1,153.60	3.95	0.74%
	Hypothetical example for comparison purposes	1,000.00	1,021.10	3.71	0.74%
Class NAV [2]	Actual expenses/actual returns	1,000.00	1,047.00	1.52	0.67%
	Hypothetical example for comparison purposes	1,000.00	1,021.50	3.36	0.67%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
2	The inception date for Class NAV shares is 2-8-17. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 81/365 (to reflect the period).
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       11

Fund's investments

As of 4-30-17 (unaudited)
	Shares	Value
Common stocks 96.9%		$4,487,305,237
(Cost $3,414,281,823)
Consumer discretionary 19.4%		900,835,881
Household durables 7.1%
Lennar Corp., A Shares	2,064,120	104,238,060
NVR, Inc. (I)	57,235	120,837,394
Tempur Sealy International, Inc. (I)	2,262,423	106,220,760
Internet and direct marketing retail 6.5%
Amazon.com, Inc. (I)	325,078	300,693,899
Leisure products 2.5%
Polaris Industries, Inc.	1,345,456	114,713,579
Specialty retail 3.3%
CarMax, Inc. (I)	1,617,782	94,640,247
Group 1 Automotive, Inc.	295,595	20,381,275
Lowe's Companies, Inc.	460,776	39,110,667
Consumer staples 8.5%		393,546,678
Beverages 4.5%
Anheuser-Busch InBev NV, ADR	997,524	112,959,618
Diageo PLC, ADR	431,122	50,626,656
PepsiCo, Inc.	393,559	44,582,364
Food and staples retailing 2.0%
CVS Health Corp.	531,892	43,849,176
Wal-Mart Stores, Inc.	639,330	48,064,829
Food products 1.0%
Danone SA	686,720	48,060,731
Household products 1.0%
The Procter & Gamble Company	519,905	45,403,304
Energy 5.5%		255,585,250
Energy equipment and services 1.8%
Schlumberger, Ltd.	1,138,616	82,652,135
Oil, gas and consumable fuels 3.7%
Chevron Corp.	294,368	31,409,066
Exxon Mobil Corp.	635,542	51,892,004
Kinder Morgan, Inc.	2,049,274	42,276,523
Occidental Petroleum Corp.	769,508	47,355,522
Financials 20.4%		945,558,085
Banks 9.1%
Bank of America Corp.	4,796,602	111,952,691
Citigroup, Inc.	1,553,015	91,814,247

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       12

	Shares	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co.	2,030,721	$176,672,727
Wells Fargo & Company	733,159	39,473,281
Capital markets 8.8%
Affiliated Managers Group, Inc.	362,329	59,998,059
AllianceBernstein Holding LP	1,479,994	33,891,863
BlackRock, Inc.	136,996	52,684,552
Morgan Stanley	2,312,899	100,310,430
The Goldman Sachs Group, Inc.	722,102	161,606,428
Consumer finance 1.1%
American Express Company	652,034	51,673,695
Insurance 1.4%
American International Group, Inc.	667,568	40,661,567
Prudential Financial, Inc.	231,884	24,818,545
Health care 9.2%		424,942,363
Biotechnology 2.1%
Amgen, Inc.	604,628	98,747,845
Health care equipment and supplies 2.2%
Medtronic PLC	1,224,807	101,769,207
Health care providers and services 0.6%
Express Scripts Holding Company (I)	460,080	28,221,307
Pharmaceuticals 4.3%
Allergan PLC	214,025	52,192,137
Merck & Company, Inc.	1,188,879	74,102,828
Novartis AG, ADR	907,556	69,909,039
Industrials 11.2%		517,814,049
Aerospace and defense 2.1%
United Technologies Corp.	810,265	96,413,432
Air freight and logistics 1.1%
United Parcel Service, Inc., Class B	487,172	52,351,503
Industrial conglomerates 1.4%
General Electric Company	2,246,396	65,123,020
Machinery 1.1%
Caterpillar, Inc.	519,431	53,117,014
Professional services 2.0%
IHS Markit, Ltd. (I)	2,100,662	91,168,731
Road and rail 2.1%
Union Pacific Corp.	867,295	97,102,348
Trading companies and distributors 1.4%
United Rentals, Inc. (I)	570,290	62,538,001

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       13

			Shares	Value
Information technology 21.7%				$1,003,725,241
Communications equipment 1.5%
Cisco Systems, Inc.			1,977,836	67,384,873
Internet software and services 10.4%
Alphabet, Inc., Class A (I)			203,940	188,546,609
Alphabet, Inc., Class C (I)			53,704	48,653,676
Facebook, Inc., Class A (I)			1,632,891	245,341,873
IT services 1.0%
Visa, Inc., Class A			500,566	45,661,631
Semiconductors and semiconductor equipment 1.2%
QUALCOMM, Inc.			1,060,021	56,965,529
Software 0.7%
Oracle Corp.			745,736	33,528,291
Technology hardware, storage and peripherals 6.9%
Apple, Inc.			2,211,227	317,642,759
Materials 1.0%				45,297,690
Paper and forest products 1.0%
Louisiana-Pacific Corp. (I)			1,759,817	45,297,690
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.0%				$139,094,000
(Cost $139,094,000)
U.S. Government Agency 1.8%				85,024,000
Federal Agricultural Mortgage Corp. Discount Note	0.690	05-01-17	4,998,000	4,998,000
Federal Farm Credit Bank Discount Note	0.633	05-01-17	14,661,000	14,661,000
Federal Home Loan Bank Discount Note	0.646	05-01-17	65,365,000	65,365,000
			Par value^	Value
Repurchase agreement 1.2%				54,070,000
Barclays Tri-Party Repurchase Agreement dated 4-28-17 at 0.800% to be repurchased at $48,987,266 on 5-1-17, collateralized by $7,607,100 U.S. Treasury Inflation Indexed Bonds, 2.380% due 1-15-27 (valued at $10,911,251, including interest) and $37,229,500 U.S. Treasury Inflation Indexed Notes, 0.630% due 1-15-26 (valued at $39,055,804, including interest)			48,984,000	48,984,000
Repurchase Agreement with State Street Corp. dated 4-28-17 at 0.220% to be repurchased at $5,086,093 on 5-1-17, collateralized by $4,950,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-19 (valued at $5,192,674, including interest)			5,086,000	5,086,000
Total investments (Cost $3,553,375,823)† 99.9%				$4,626,399,237
Other assets and liabilities, net 0.1%				$4,926,777
Total net assets 100.0%				$4,631,326,014

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       14

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $3,555,298,911. Net unrealized appreciation aggregated to $1,071,100,326, of which $1,122,670,431 related to appreciated investment securities and $51,570,105 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-17 (unaudited)

Assets
Investments, at value (Cost $3,553,375,823)	$4,626,399,237
Cash	189
Receivable for fund shares sold	9,939,554
Dividends and interest receivable	4,770,213
Other receivables and prepaid expenses	176,185
Total assets	4,641,285,378
Liabilities
Payable for fund shares repurchased	5,296,504
Payable to affiliates
Accounting and legal services fees	215,583
Transfer agent fees	329,223
Distribution and service fees	591,003
Trustees' fees	239
Investment management fees	2,307,629
Other liabilities and accrued expenses	1,219,183
Total liabilities	9,959,364
Net assets	$4,631,326,014
Net assets consist of
Paid-in capital	$3,467,877,029
Undistributed net investment income	8,245,873
Accumulated net realized gain (loss) on investments and foreign currency transactions	82,179,743
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,073,023,369
Net assets	$4,631,326,014

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($1,520,619,124 ÷ 32,179,194 shares)[1]	$47.25
Class B ($35,758,417 ÷ 839,402 shares)[1]	$42.60
Class C ($302,010,054 ÷ 7,090,822 shares)[1]	$42.59
Class I ($1,569,371,582 ÷ 31,904,455 shares)	$49.19
Class R1 ($8,595,098 ÷ 177,128 shares)	$48.52
Class R2 ($2,823,428 ÷ 57,596 shares)	$49.02
Class R3 ($2,854,554 ÷ 58,682 shares)	$48.64
Class R4 ($2,577,518 ÷ 52,646 shares)	$48.96
Class R5 ($2,096,671 ÷ 42,568 shares)	$49.25
Class R6 ($16,935,986 ÷ 343,861 shares)	$49.25
Class NAV ($1,167,683,582 ÷ 23,707,265 shares)	$49.25
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$49.74

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       16

STATEMENT OF OPERATIONS  For the six months ended 4-30-17 (unaudited)

Investment income
Dividends	$36,949,467
Interest	287,001
Less foreign taxes withheld	(618,851)
Total investment income	36,617,617
Expenses
Investment management fees	14,193,111
Distribution and service fees	3,685,798
Accounting and legal services fees	527,352
Transfer agent fees	2,074,431
Trustees' fees	28,514
State registration fees	84,772
Printing and postage	1,095,288
Professional fees	168,695
Custodian fees	280,345
Other	33,960
Total expenses	22,172,266
Less expense reductions	(514,572)
Net expenses	21,657,694
Net investment income	14,959,923
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	84,193,556
84,193,556
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	549,820,807
549,820,807
Net realized and unrealized gain	634,014,363
Increase in net assets from operations	$648,974,286

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-17	Year ended 10-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$14,959,923	$22,791,910
Net realized gain	84,193,556	142,213,544
Change in net unrealized appreciation (depreciation)	549,820,807	(155,646,587)
Increase in net assets resulting from operations	648,974,286	9,358,867
Distributions to shareholders
From net investment income
Class A	(6,690,657)	(4,455,241)
Class I	(11,361,223)	(9,072,382)
Class R1	(5,459)	—
Class R2	(7,970)	(3,293)
Class R3	(4,093)	(374)
Class R4	(13,277)	(9,966)
Class R5	(9,464)	(9,796)
Class R6	(8,358,290)	(55,252)
From net realized gain
Class A	(45,947,937)	(19,320,886)
Class B	(1,307,130)	(812,375)
Class C	(9,625,669)	(4,129,421)
Class I	(49,784,655)	(20,951,916)
Class R1	(207,561)	(86,556)
Class R2	(77,548)	(25,448)
Class R3	(71,945)	(17,853)
Class R4	(74,065)	(32,137)
Class R5	(39,359)	(21,543)
Class R6	(32,295,978)	(109,344)
Total distributions	(165,882,280)	(59,113,783)
From fund share transactions	605,363,821	(281,145,904)
Issued in reorganization	—	52,226,666
Total from fund share transactions	605,363,821	(228,919,238)
Total increase (decrease)	1,088,455,827	(278,674,154)
Net assets
Beginning of period	3,542,870,187	3,821,544,341
End of period	$4,631,326,014	$3,542,870,187
Undistributed net investment income	$8,245,873	$19,736,383

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       18

Financial highlights

Class A Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$42.42		$42.89	$39.44	$34.92	$27.52	$24.14
Net investment income[2]	0.12		0.23	0.16	0.16	0.26	0.19
Net realized and unrealized gain (loss) on investments	6.21		(0.07)	3.42	4.56	7.40	3.20
Total from investment operations	6.33		0.16	3.58	4.72	7.66	3.39
Less distributions
From net investment income	(0.19)		(0.12)	(0.13)	(0.20)	(0.26)	(0.01)
From net realized gain	(1.31)		(0.51)	—	—	—	—
Total distributions	(1.50)		(0.63)	(0.13)	(0.20)	(0.26)	(0.01)
Net asset value, end of period	$47.25		$42.42	$42.89	$39.44	$34.92	$27.52
Total return (%)[3,4]	15.13	[5]	0.37	9.11	13.59	28.07	14.07
Ratios and supplemental data
Net assets, end of period (in millions)	$1,521		$1,519	$1,629	$1,541	$1,044	$943
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	[6]	1.06	1.05	1.06	1.10	1.14
Expenses including reductions	1.08	[6]	1.05	1.04	1.06	1.10	1.14
Net investment income	0.53	[6]	0.57	0.40	0.43	0.83	0.74
Portfolio turnover (%)	26	[7]	20 [8]	22	21 [8]	31	108

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes in-kind transactions.
8	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       19

Class B Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$38.34		$38.99	$36.01	$31.94	$25.20	$22.25
Net investment income (loss)[2]	(0.04)		(0.06)	(0.13)	(0.11)	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	5.61		(0.08)	3.11	4.18	6.79	2.96
Total from investment operations	5.57		(0.14)	2.98	4.07	6.81	2.95
Less distributions
From net investment income	—		—	—	—	(0.07)	—
From net realized gain	(1.31)		(0.51)	—	—	—	—
Total Distributions	(1.31)		(0.51)	—	—	(0.07)	—
Net asset value, end of period	$42.60		$38.34	$38.99	$36.01	$31.94	$25.20
Total return (%)[3,4]	14.72	[5]	(0.37)	8.28	12.74	27.07	13.26
Ratios and supplemental data
Net assets, end of period (in millions)	$36		$41	$65	$79	$74	$69
Ratios (as a percentage of average net assets):
Expenses before reductions	1.83	[6]	1.81	1.80	1.81	1.86	1.89
Expenses including reductions	1.82	[6]	1.80	1.79	1.81	1.85	1.89
Net investment income (loss)	(0.20	) [6]	(0.17)	(0.34)	(0.31)	0.08	(0.04)
Portfolio turnover (%)	26	[7]	20 [8]	22	21 [8]	31	108

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes in-kind transactions.
8	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       20

Class C Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$38.33		$38.98	$36.00	$31.93	$25.19	$22.25
Net investment income (loss)[2]	(0.04)		(0.07)	(0.13)	(0.11)	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	5.61		(0.07)	3.11	4.18	6.79	2.95
Total from investment operations	5.57		(0.14)	2.98	4.07	6.81	2.94
Less distributions
From net investment income	—		—	—	—	(0.07)	—
From net realized gain	(1.31)		(0.51)	—	—	—	—
Total Distributions	(1.31)		(0.51)	—	—	(0.07)	—
Net asset value, end of period	$42.59		$38.33	$38.98	$36.00	$31.93	$25.19
Total return (%)[3,4]	14.72	[5]	(0.37)	8.28	12.75	27.08	13.21
Ratios and supplemental data
Net assets, end of period (in millions)	$302		$290	$314	$300	$267	$235
Ratios (as a percentage of average net assets):
Expenses before reductions	1.83	[6]	1.81	1.80	1.81	1.85	1.89
Expenses including reductions	1.82	[6]	1.80	1.79	1.81	1.85	1.89
Net investment income (loss)	(0.21	) [6]	(0.18)	(0.35)	(0.32)	0.07	(0.03)
Portfolio turnover (%)	26	[7]	20 [8]	22	21 [8]	31	108

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes in-kind transactions.
8	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       21

Class I Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$44.13		$44.58	$40.97	$36.28	$28.58	$25.00
Net investment income[2]	0.19		0.36	0.27	0.26	0.35	0.29
Net realized and unrealized gain (loss) on investments	6.47		(0.08)	3.55	4.75	7.70	3.32
Total from investment operations	6.66		0.28	3.82	5.01	8.05	3.61
Less distributions
From net investment income	(0.29)		(0.22)	(0.21)	(0.32)	(0.35)	(0.03)
From net realized gain	(1.31)		(0.51)	—	—	—	—
Total distributions	(1.60)		(0.73)	(0.21)	(0.32)	(0.35)	(0.03)
Net asset value, end of period	$49.19		$44.13	$44.58	$40.97	$36.28	$28.58
Total return (%)[3]	15.33	[4]	0.63	9.40	13.90	28.45	14.45
Ratios and supplemental data
Net assets, end of period (in millions)	$1,569		$1,665	$1,789	$880	$428	$226
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	[5]	0.79	0.79	0.80	0.80	0.80
Expenses including reductions	0.78	[5]	0.78	0.78	0.79	0.80	0.80
Net investment income	0.81	[5]	0.84	0.65	0.68	1.09	1.08
Portfolio turnover (%)	26	[6]	20 [7]	22	21 [7]	31	108

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	Excludes in-kind transactions.
7	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       22

Class R1 Shares Period ended	4-30-17[1]		10-31-16	10-31-15		10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$43.46		$43.98	$40.47		$35.85	$28.26	$24.85
Net investment income[2]	0.04		0.07	0.01		0.02	0.15	0.10
Net realized and unrealized gain (loss) on investments	6.36		(0.08)	3.50		4.69	7.62	3.31
Total from investment operations	6.40		(0.01)	3.51		4.71	7.77	3.41
Less distributions
From net investment income	(0.03)		—	—	[3]	(0.09)	(0.18)	—	[3]
From net realized gain	(1.31)		(0.51)	—		—	—	—
Total distributions	(1.34)		(0.51)	—	[3]	(0.09)	(0.18)	—	[3]
Net asset value, end of period	$48.52		$43.46	$43.98		$40.47	$35.85	$28.26
Total return (%)[4]	14.91	[5]	(0.03)	8.67		13.18	27.63	13.73
Ratios and supplemental data
Net assets, end of period (in millions)	$9		$7	$7		$7	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47	[6]	1.45	1.44		1.45	1.44	1.45
Expenses including reductions	1.47	[6]	1.44	1.43		1.44	1.43	1.45
Net investment income	0.16	[6]	0.18	0.01		0.06	0.48	0.38
Portfolio turnover (%)	26	[7]	20 [8]	22		21 [8]	31	108

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes in-kind transactions.
8	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       23

Class R2 Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12[2]
Per share operating performance
Net asset value, beginning of period	$43.93		$44.40	$40.84	$36.22	$28.56	$26.69
Net investment income[3]	0.10		0.18	0.11	0.11	0.25	0.11
Net realized and unrealized gain (loss) on investments	6.43		(0.08)	3.53	4.74	7.71	1.76
Total from investment operations	6.53		0.10	3.64	4.85	7.96	1.87
Less distributions
From net investment income	(0.13)		(0.06)	(0.08)	(0.23)	(0.30)	—
From net realized gain	(1.31)		(0.51)	—	—	—	—
Total distributions	(1.44)		(0.57)	(0.08)	(0.23)	(0.30)	—
Net asset value, end of period	$49.02		$43.93	$44.40	$40.84	$36.22	$28.56
Total return (%)[4]	15.07	[5]	0.24	8.95	13.46	28.13	7.01
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$3	$2	$2	$1	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.22	[7]	1.20	1.19	1.19	1.07	0.97
Expenses including reductions	1.22	[7]	1.19	1.18	1.18	1.06	0.97
Net investment income	0.41	[7]	0.43	0.25	0.28	0.76	0.58
Portfolio turnover (%)	26	[8]	20 [9]	22	21 [9]	31	108	[10]

1	Six months ended 4-30-17. Unaudited.
2	The inception date for Class R2 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	Excludes in-kind transactions.
9	Excludes merger activity.
10	The portfolio turnover is shown for the period from 11-1-11 to 10-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       24

Class R3 Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$43.57		$44.05	$40.52	$35.90	$28.30	$24.87
Net investment income[2]	0.06		0.12	0.05	0.06	0.18	0.12
Net realized and unrealized gain (loss) on investments	6.39		(0.08)	3.51	4.69	7.61	3.32
Total from investment operations	6.45		0.04	3.56	4.75	7.79	3.44
Less distributions
From net investment income	(0.07)		(0.01)	(0.03)	(0.13)	(0.19)	(0.01)
From net realized gain	(1.31)		(0.51)	—	—	—	—
Total distributions	(1.38)		(0.52)	(0.03)	(0.13)	(0.19)	(0.01)
Net asset value, end of period	$48.64		$43.57	$44.05	$40.52	$35.90	$28.30
Total return (%)[3]	15.00	[4]	0.09	8.80	13.26	27.70	13.82
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$2	$2	$1	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.35	[5]	1.34	1.32	1.35	1.36	1.37
Expenses including reductions	1.34	[5]	1.33	1.32	1.34	1.36	1.37
Net investment income	0.26	[5]	0.28	0.12	0.16	0.56	0.47
Portfolio turnover (%)	26	[6]	20 [7]	22	21 [7]	31	108

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	Excludes in-kind transactions.
7	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       25

Class R4 Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$43.91		$44.37	$40.80	$36.12	$28.47	$24.94
Net investment income[2]	0.15		0.29	0.22	0.21	0.29	0.21
Net realized and unrealized gain (loss) on investments	6.44		(0.08)	3.52	4.73	7.66	3.34
Total from investment operations	6.59		0.21	3.74	4.94	7.95	3.55
Less distributions
From net investment income	(0.23)		(0.16)	(0.17)	(0.26)	(0.30)	(0.02)
From net realized gain	(1.31)		(0.51)	—	—	—	—
Total distributions	(1.54)		(0.67)	(0.17)	(0.26)	(0.30)	(0.02)
Net asset value, end of period	$48.96		$43.91	$44.37	$40.80	$36.12	$28.47
Total return (%)[3]	15.23	[4]	0.47	9.21	13.76	28.19	14.23
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$2	$3	$3	$2	— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	[6]	1.04	1.04	1.05	1.06	1.07
Expenses including reductions	0.97	[6]	0.93	0.93	0.94	0.95	1.03
Net investment income	0.64	[6]	0.69	0.51	0.54	0.90	0.78
Portfolio turnover (%)	26	[7]	20 [8]	22	21 [8]	31	108

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	Excludes in-kind transactions.
8	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       26

Class R5 Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$44.20		$44.64	$41.03	$36.31	$28.61	$25.01
Net investment income[2]	0.18		0.38	0.30	0.29	0.37	0.29
Net realized and unrealized gain (loss) on investments	6.49		(0.08)	3.54	4.75	7.69	3.34
Total from investment operations	6.67		0.30	3.84	5.04	8.06	3.63
Less distributions
From net investment income	(0.31)		(0.23)	(0.23)	(0.32)	(0.36)	(0.03)
From net realized gain	(1.31)		(0.51)	—	—	—	—
Total distributions	(1.62)		(0.74)	(0.23)	(0.32)	(0.36)	(0.03)
Net asset value, end of period	$49.25		$44.20	$44.64	$41.03	$36.31	$28.61
Total return (%)[3]	15.32	[4]	0.68	9.44	13.96	28.47	14.52
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$1	$2	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	[5]	0.75	0.74	0.75	0.76	0.76
Expenses including reductions	0.77	[5]	0.74	0.73	0.74	0.76	0.76
Net investment income	0.75	[5]	0.90	0.71	0.74	1.14	1.08
Portfolio turnover (%)	26	[6]	20 [7]	22	21 [7]	31	108

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	Excludes in-kind transactions.
7	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       27

Class R6 Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$44.21		$44.64	$41.04	$36.33	$28.61	$25.00
Net investment income[2]	0.13		0.40	0.31	0.32	0.38	0.29
Net realized and unrealized gain (loss) on investments	6.55		(0.07)	3.55	4.74	7.70	3.35
Total from investment operations	6.68		0.33	3.86	5.06	8.08	3.64
Less distributions
From net investment income	(0.33)		(0.25)	(0.26)	(0.35)	(0.36)	(0.03)
From net realized gain	(1.31)		(0.51)	—	—	—	—
Total distributions	(1.64)		(0.76)	(0.26)	(0.35)	(0.36)	(0.03)
Net asset value, end of period	$49.25		$44.21	$44.64	$41.04	$36.33	$28.61
Total return (%)[3]	15.36	[4]	0.76	9.49	14.02	28.56	14.57
Ratios and supplemental data
Net assets, end of period (in millions)	$17		$12	$10	$4	— [5]	— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	[6]	0.70	0.70	0.70	0.72	0.72
Expenses including reductions	0.74	[6]	0.68	0.68	0.68	0.71	0.72
Net investment income	0.56	[6]	0.93	0.74	0.82	1.17	1.10
Portfolio turnover (%)	26	[7]	20 [8]	22	21 [8]	31	108

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	Excludes in-kind transactions.
8	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       28

Class NAV Shares Period ended	4-30-17[1,2]
Per share operating performance
Net asset value, beginning of period	$47.04
Net investment income[3]	0.13
Net realized and unrealized gain on investments	2.08
Total from investment operations	2.21
Net asset value, end of period	$49.25
Total return (%)[4]	4.70	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,168
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67	[6]
Expenses including reductions	0.67	[6]
Net investment income	1.18	[6]
Portfolio turnover (%)	26	[7,8]

1	Six months ended 4-30-17. Unaudited.
2	The inception date for Class NAV shares is 2-8-17.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 11-1-16 to 4-30-16.
8	Excludes in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       29

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Fundamental Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       30

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017, by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$900,835,881	$900,835,881	—	—
Consumer staples	393,546,678	345,485,947	$48,060,731	—
Energy	255,585,250	255,585,250	—	—
Financials	945,558,085	945,558,085	—	—
Health care	424,942,363	424,942,363	—	—
Industrials	517,814,049	517,814,049	—	—
Information technology	1,003,725,241	1,003,725,241	—	—
Materials	45,297,690	45,297,690	—	—
Short-term investments	139,094,000	—	139,094,000	—
Total investments in securities	$4,626,399,237	$4,439,244,506	$187,154,731	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs),

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       31

accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2017, were $6,052.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

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Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: a) 0.625% of the first $3 billion of the fund's aggregate average daily net assets (together with the assets of any other applicable fund identified in the advisory agreement), and b) 0.600% of the fund's average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2017, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive and/or reimburse a portion of the fund's total operating expenses for Class B, Class C, and Class I shares of the fund to the extent they exceed 1.82%, 1.82%, and 0.78%, respectively, of the average annual net assets (on an annualized basis) attributable to each class. These waivers and/or reimbursements exclude taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation, indemnification expenses and other extraordinary expenses, borrowing costs, and prime brokerage fees. The waivers and/or reimbursements will continue in effect until February 28, 2018, unless renewed by mutual agreement of the fund and Advisor based upon determination of that this is appropriate under the circumstances at the time.

Prior to March 1, 2017, the Advisor contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets.

For the six months ended April 30, 2017, the expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$59,706	Class R3	$103
Class B	2,440	Class R4	98
Class C	16,366	Class R5	59
Class I	346,341	Class R6	67,653
Class R1	305	Class NAV	20,119
Class R2	108	Total	$513,298

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2017 were equivalent to a net annual effective rate of 0.59% of the fund's average daily net assets.

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Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under the service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.25%	—	Class R2	0.25%	0.25%
Class B	1.00%	—	Class R3	0.50%	0.15%
Class C	1.00%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $1,274 for Class R4 shares for the six months ended April 30, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $996,594 for the six months ended April 30, 2017. Of this amount, $159,186 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $792,611 was paid as sales commissions to broker-dealers and $44,797 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2017, CDSCs received by the Distributor amounted to $4,838, $7,807 and $13,523 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

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Class level expenses. Class level expenses for the six months ended April 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,937,793	$946,480
Class B	196,885	24,047
Class C	1,501,253	183,254
Class I	—	873,050
Class R1	29,688	624
Class R2	7,000	221
Class R3	8,342	211
Class R4	4,454	200
Class R5	383	121
Class R6	—	46,223
Total	$3,685,798	$2,074,431

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2017 and for the year ended October 31, 2016 were as follows:

		Six months ended 4-30-17		Year ended 10-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,769,225	$80,800,506	4,791,800	$194,758,270
Issued in reorganization (Note 9)	—	—	205,559	7,416,669
Distributions reinvested	1,130,766	50,307,792	538,679	22,780,744
Repurchased	(6,531,262)	(298,356,770)	(7,709,370)	(315,750,367)
Net decrease	(3,631,271)	($167,248,472)	(2,173,332)	($90,794,684)
Class B shares
Sold	19,868	$809,331	37,876	$1,404,021
Distributions reinvested	28,824	1,159,606	18,861	725,769
Repurchased	(271,446)	(11,178,408)	(655,754)	(24,160,449)
Net decrease	(222,754)	($9,209,471)	(599,017)	($22,030,659)
Class C shares
Sold	387,896	$15,994,641	988,676	$36,436,117
Distributions reinvested	188,998	7,601,487	84,172	3,238,094
Repurchased	(1,048,073)	(43,074,593)	(1,553,438)	(57,466,476)
Net decrease	(471,179)	($19,478,465)	(480,590)	($17,792,265)
Class I shares
Sold	10,063,549	$478,657,452	14,438,709	$612,685,943
Issued in reorganization (Note 9)	—	—	1,196,021	44,809,997
Distributions reinvested	357,032	16,519,894	112,899	4,956,256
Repurchased	(16,239,480)	(760,722,699)	(18,159,466)	(764,153,551)
Net decrease	(5,818,899)	($265,545,353)	(2,411,837)	($101,701,355)

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		Six months ended 4-30-17			Year ended 10-31-16
	Shares	Amount		Shares	Amount
Class R1 shares
Sold	35,543	$1,647,930		77,163	$3,198,216
Distributions reinvested	1,918	87,729		765	33,275
Repurchased	(32,827)	(1,519,955)		(72,768)	(3,067,899)
Net increase	4,634	$215,704		5,160	$163,592
Class R2 shares
Sold	7,865	$371,107		25,224	$1,035,550
Distributions reinvested	1,707	78,827		555	24,342
Repurchased	(12,699)	(599,404)		(14,028)	(582,738)
Net increase (decrease)	(3,127)	($149,470)		11,751	$477,154
Class R3 shares
Sold	6,249	$291,405		43,422	$1,801,555
Distributions reinvested	1,641	75,243		419	18,227
Repurchased	(3,570)	(167,532)		(25,714)	(1,082,165)
Net increase	4,320	$199,116		18,127	$737,617
Class R4 shares
Sold	2,361	$111,623		6,740	$283,588
Distributions reinvested	1,895	87,342		962	42,103
Repurchased	(8,446)	(394,495)		(13,644)	(588,914)
Net decrease	(4,190)	($195,530)		(5,942)	($263,223)
Class R5 shares
Sold	16,878	$823,242		13,795	$602,810
Distributions reinvested	1,054	48,823		713	31,339
Repurchased	(5,343)	(248,045)		(21,678)	(939,065)
Net increase (decrease)	12,589	$624,020		(7,170)	($304,916)
Class R6 shares
Sold	26,323,946	$1,186,512,463	[2]	78,391	$3,307,486
Distributions reinvested	877,872	40,654,268		3,746	164,596
Repurchased	(27,132,817)	(1,274,904,136)		(20,607)	(882,581)
Net increase	69,001	($47,737,405)		61,530	$2,589,501
Class NAV shares[1]
Sold	24,597,380	$1,157,227,251		—	—
Repurchased	(890,115)	(43,338,104)		—	—
Net increase	23,707,265	$1,113,889,147		—	—
Total net increase (decrease)	13,646,389	$605,363,821		(5,581,320)	($228,919,238)

1 The inception date for Class NAV shares is 2-8-17.

2 Includes in-kind purchase of approximately $1,135,000,000 by affiliates of the Fund. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.

Affiliates of the fund owned 100% of the Class NAV shares of the fund on April 30, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments and in-kind transactions, amounted to $1,055,948,086 and $1,814,738,181, respectively, for the six months ended April 30, 2017.

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Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2017, funds within the John Hancock group of funds complex held 25.2% of the fund's net assets. The following affiliated funds owned 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	9.0%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	6.7%

Note 8 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the period ended April 30, 2017, the fund engaged in purchases amounting to $70,366,426.

Note 9 — Reorganization

On January 19, 2016, the shareholders of John Hancock Funds II (JHF II) John Hancock Large Cap Core Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the John Hancock Investment Trust (JHIT) Large Cap Equity Fund (the Fund and the Acquiring Fund) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund's shareholders of such Acquiring Fund's shares. The reorganization was intended to consolidate the Acquired Fund with portfolio with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund's identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on February 5, 2016. The following outlines the reorganization:

Acquiring Fund	Acquired Fund	Net asset value of the Acquired Fund	Appreciation of the Acquired Fund investment	Shares redeemed by the Acquired Fund	Shares issued by the Acquiring Fund	Acquiring Fund net assets prior to combination	Acquiring Fund total net assets after combination
JHIT Large Cap Equity Fund*	JHF II Fundamental Large Cap Core Fund	$52,226,666	$1,156,489	3,984,629	1,401,580	$3,310,447,915	$3,362,674,581

*JHIT Large Cap Equity Fund changed its name to JHIT Fundamental Large Cap Core Fund on March 1, 2016.

Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund's Statement of operations at October 31,2016. See Note 5 for capital shares issued in connection with the above referenced reorganization.

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Note 10 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

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More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       39

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

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Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

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John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

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John Hancock Multifactor Technology ETF

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ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

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John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

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representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF368607	50SA 4/17 6/17

John Hancock

Seaport Fund

Semiannual report 4/30/17

A message to shareholders

Dear shareholder,

U.S. stocks and the credit segments of the bond market rallied sharply over the past six months, with several indexes reaching all-time highs before plateauing in the first half of April. In some ways, this recent pause wasn't surprising: Much of the fuel for the rally had been investor optimism over the Trump administration's ability to implement pro-growth policies that would boost economic expansion. Instead, the new administration has struggled with a series of controversies, and investors seem to be waiting for policy to catch up with expectations before bidding asset prices up further.

Regardless of what happens in Washington, asset prices in the United States enjoy the support of solid economic growth, low inflation, and rising levels of employment. Potential headwinds include high valuations—particularly when compared with foreign stocks—and any sustained increase in political uncertainty. Just as John Hancock Investments regularly monitors the risks taken by the portfolio teams managing our funds, it is prudent to periodically check in with your financial advisor to ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Seaport Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
30	Financial statements
35	Financial highlights
40	Notes to financial statements
51	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/17 (%)

Class A shares (without sales charge)
MSCI World Index
Morningstar long/short equity fund category average
6.85
12.44
6.81
7.26
15.30
7.65
4.30
6.27
2.80
3.49
7.20
6 month
(cumulative)
1 year
3 year
Since inception
(12/20/13)

The MSCI World Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Global equities staged a strong rally

Signs of improving economic growth worldwide sparked a double-digit gain for the fund's benchmark, the MSCI World Index.

Robust absolute returns for the fund

All five of the underlying portfolios generated gains, with healthcare and capital cycles advancing the most, followed by technology, diversified equity, and financials, respectively.

The fund underperformed its benchmark

The fund's short positions declined in value, preventing it from fully capitalizing on the rally in equities.

PORTFOLIO COMPOSITION AS OF 4/30/17 (%)

Common stocks	120.0
Health care	36.8
Information technology	28.0
Financials	23.1
Industrials	11.6
Consumer discretionary	8.6
Energy	3.3
Materials	3.1
Real estate	2.1
Utilities	1.3
Consumer staples	1.1
Telecommunication services	1.0
Preferred securities	0.7
Purchased options	0.4
Corporate bonds	0.2
Investments sold short	-56.0
Other assets and liabilities, net	34.7
TOTAL	100.0
As a percentage of net assets.

A note about risks

Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Using derivatives may result in a leveraged portfolio. Leveraging, short positions, and a non-diversified portfolio focused in a few sectors increases the fund's exposure to market volatility, may greatly amplify the risk of potential loss, and can increase costs. Leveraging increases a fund's losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Exchange-traded funds reflect the risks inherent in their underlying securities, including liquidity risk. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused on one sector may fluctuate more widely than investments diversified across sectors. Actively trading securities can increase transaction costs and taxable distributions. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       3

Discussion of fund performance

From the Investment Management Team
Wellington Management Company LLP

Can you review your investment approach?

We use a multifaceted approach with allocations among five long/short strategies: diversified equity (currently at 27% of assets as of period end), healthcare (23%), financials (19%), technology (16%), and capital cycles (15%). We seek to identify the most attractive individual stocks within each of these segments, while offsetting some of the impact of broader market performance through short positions in broad-based exchange-traded funds (ETFs). We believe this strategy, which combines the insight and expertise of multiple investment teams in a single portfolio, enables us to capitalize on various sources of potential return without relying on rising market prices to drive performance.

How did the market environment during the six months ended April 30, 2017 affect the fund's performance?

Global equities performed very well in the semiannual period, as measured by the 12.44% gain of the fund's benchmark, the MSCI World Index. Several factors combined to fuel the rally, with the most prominent being the Republican sweep of the U.S. elections in November. The unexpected outcome prompted investors to factor a stronger outlook for economic growth into stock prices, leading to a substantial rally in the final two months of 2016. While the hopes for a meaningful policy shift moderated somewhat as 2017 progressed, investor sentiment remained buoyed by the positive outlook for global economic growth and expectations for improving corporate earnings.

Financial stocks generated strong returns early in the period due to the prospects for reduced regulation and higher short-term interest rates. Cyclical stocks, which were boosted by the improving outlook for the economy, also gained. The rally in these areas lost steam in the second half of the period, but higher-growth areas, such as technology and healthcare, picked up the baton of market leadership to close with robust total returns.

Together, these factors provided a favorable backdrop for our long portfolio and helped the fund generate a positive absolute return. However, the fund finished behind its benchmark due to the negative effect of its short portfolio. Short positions in the broad market indexes, particularly in the small- and mid-cap space, dampened results at a time of positive market returns. Hedges in the strong-performing financials and healthcare sectors also weighed on results.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       4

"Short positions in the broad market indexes, particularly in the small- and mid-cap space, dampened results at a time of positive market returns."

Relative to the benchmark, underweight exposure to the consumer discretionary, real estate, and industrials sectors, along with weaker selection within consumer staples, detracted from performance. However, strong selection and an overweight in the healthcare sector contributed positively. An overweight in information technology was an additional plus, as was our favorable selection in materials.

Can you give some examples of leading detractors and contributors?

Some of the leading detractors from absolute performance in the long portfolio included Japan-based Ono Pharmaceutical Company, Ltd., Brazilian real estate company BR Malls Participacoes SA, and U.S. payroll software company Paylocity Holding Corp. We continued to hold Ono Pharmaceutical at the close of the period, but we sold BR Malls and Paylocity.

U.S. company Ariad Pharmaceuticals, Inc., which was bought out at a premium, was one of the key contributors in the long portfolio. Positions in Platform Specialty Products Corp. and the Israel-based global software platform provider Wix.Com, Ltd. also added value for the fund.

How was the portfolio positioned at the close of the period?

In the fund's diversified equity strategy, we strive to capitalize on our best ideas anywhere in the global financial markets. Here, our bottom-up process seeks to identify attractively valued growth companies while accounting for macroeconomic risks. Long exposure ticked up and short exposure decreased in this portion of the fund, resulting in an overall increase to net exposure. At the sector

COUNTRY COMPOSITION AS OF 4/30/17 (%)

United States	62.5
United Kingdom	5.1
Ireland	3.4
Japan	3.3
India	3.1
China	2.5
Italy	2.2
Hong Kong	1.7
France	1.6
Israel	1.5
Other countries	13.1
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       5

"...strong selection and an overweight in the healthcare sector contributed positively."
level, our largest net long positions were in the information technology, industrials, and consumer discretionary sectors as of the end of the period.

The fund's healthcare strategy focuses, in part, on innovative companies whose products address as-yet unmet needs. This has historically led us to hold a meaningful weighting in biopharmaceutical stocks, as well as noteworthy exposure in the healthcare services and medical technology areas. The fund's net exposure in healthcare rose, with its long exposure increasing to a greater extent than its short exposure.

The fund's net exposure to the financials strategy increased notably in the period, based on our view that the combination of a reflationary environment and the business-friendly policies of the Trump administration may create a tailwind for the sector. While the prospects for elements of the Trump agenda look less promising at this juncture, we believe the potential for a lower regulatory burden, reduced corporate taxes, and higher interest rates can create a positive backdrop for select, well-positioned financials. The majority of the portfolio comprises U.S. banks, insurance stocks, and consumer finance companies.

In the portion of the fund that invests in information technology, net exposure continued to be driven by software and services companies with predictable businesses and the potential for profit margin expansion. While we are cautiously optimistic that demand will stay robust across the technology sector, we remain focused on buying stocks where earnings estimates aren't reliant on significant economic improvement. The size of the fund's long position increased while its short position declined, resulting in a higher net exposure.

TOP 10 HOLDINGS AS OF 4/30/17 (%) (LONG)

Bristol-Myers Squibb Company	1.9
Bank of America Corp.	1.9
Facebook, Inc., Class A	1.6
The PNC Financial Services Group, Inc.	1.6
TransUnion	1.3
The Priceline Group, Inc.	1.2
Netflix, Inc.	1.2
Viacom, Inc., Class B	1.2
American International Group, Inc.	1.2
Allergan PLC	1.1
TOTAL	14.2
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       6

The fund's capital cycles strategy is managed in a contrarian, countercyclical style with a focus on capital cycles across geographies, sectors, and market capitalizations. We generally invest in market segments that tend to be less affected by capital cycles by virtue of their long-lasting, or enduring, assets. We added this strategy to the fund in early July 2016, and we increased net exposure marginally throughout the period. Key exposures at the end of the period included the financial services, real estate, industrials, and energy sectors, through both equities and corporate bonds.

Can you tell us about a couple of manager changes?

Effective January 1, 2017, Michael T. Carmen, CFA, left the management team. Effective June 30, 2017, Kirk J. Mayer, CFA, will be leaving. The other managers will remain on the fund and there will be no change to the fund's objective.

MANAGED BY

The Seaport Fund is managed by a team of portfolio managers at Wellington Management.

TOP 10 HOLDINGS AS OF 4/30/17 (%) (SHORT)

iShares Russell Mid-Cap Growth ETF	-7.9
iShares Russell 2000 ETF	-6.3
SPDR S&P Biotech ETF	-5.8
Vanguard FTSE Developed Markets ETF	-5.1
iShares Nasdaq Biotechnology ETF	-4.7
SPDR S&P Pharmaceuticals ETF	-2.5
Health Care Select Sector SPDR Fund	-2.3
Consumer Discretionary Select Sector SPDR Fund	-2.1
iShares Russell 2000 Value ETF	-2.0
iShares Russell 2000 Growth ETF	-1.7
TOTAL	-40.4
As a percentage of net assets.

The views expressed in this report are exclusively those of Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2017

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	1.89	1.92	1.50	6.60
Class C2	5.56	2.87	5.56	9.97
Class I3	7.68	3.84	7.06	13.52
Class R6[3]	7.74	4.01	7.13	14.12
Class NAV[3]	7.74	4.01	7.13	14.12
Index†	15.30	7.20	12.44	26.33

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross/Net (%)	4.17	4.87	3.85	3.76	3.74

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Seaport Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	12-20-13	10,997	10,997	12,633
Class I3	12-20-13	11,352	11,352	12,633
Class R6[3]	12-20-13	11,412	11,412	12,633
Class NAV[3]	12-20-13	11,412	11,412	12,633

The MSCI World Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-20-13
2	Class C shares were first offered on 5-16-14. The returns prior to this date are those of Class NAV shares, which have lower expenses than Class C. Had the returns reflected Class C expenses, returns would be lower.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2016	Ending value on 4-30-2017	Expenses paid during period ended 4-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,068.50	$19.95	3.89%
	Hypothetical example for comparison purposes	1,000.00	1,005.50	19.34	3.89%
Class C	Actual expenses/actual returns	1,000.00	1,065.60	23.51	4.59%
	Hypothetical example for comparison purposes	1,000.00	1,002.00	22.78	4.59%
Class I	Actual expenses/actual returns	1,000.00	1,070.60	18.58	3.62%
	Hypothetical example for comparison purposes	1,000.00	1,006.80	18.01	3.62%
Class R6	Actual expenses/actual returns	1,000.00	1,071.30	18.23	3.55%
	Hypothetical example for comparison purposes	1,000.00	1,007.20	17.67	3.55%
Class NAV	Actual expenses/actual returns	1,000.00	1,071.30	17.97	3.50%
	Hypothetical example for comparison purposes	1,000.00	1,007.40	17.42	3.50%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       11

Fund's investments

As of 4-30-17 (unaudited)
	Shares	Value
Common stocks 120.0%		$742,157,945
(Cost $645,712,847)
Consumer discretionary 8.6%		52,967,470
Automobiles 0.7%
Maruti Suzuki India, Ltd.	39,363	3,981,175
Diversified consumer services 0.3%
China New Higher Education Group, Ltd. (I)(S)	2,225,000	800,941
China Yuhua Education Corp., Ltd. (I)(S)	2,918,000	1,024,143
Hotels, restaurants and leisure 1.9%
ClubCorp Holdings, Inc.	62,163	836,092
Hilton Worldwide Holdings, Inc.	50,247	2,963,066
Hyatt Hotels Corp., Class A (I)(L)	68,383	3,795,257
Melco Resorts & Entertainment, Ltd., ADR	71,000	1,558,450
Planet Fitness, Inc., Class A (L)	136,209	2,833,147
Household durables 0.6%
Neinor Homes SLU (I)(S)	42,793	843,954
Panasonic Corp.	118,999	1,423,019
Sony Corp.	44,800	1,537,281
Internet and direct marketing retail 3.5%
Amazon.com, Inc. (I)(L)	3,162	2,924,818
Expedia, Inc. (L)	19,815	2,649,662
Netflix, Inc. (I)(L)	48,833	7,432,383
Rakuten, Inc.	86,800	889,183
The Priceline Group, Inc. (I)(L)	4,167	7,695,699
Media 1.6%
DISH Network Corp., Class A (I)(L)	9,644	621,459
SES SA	86,359	1,887,514
Viacom, Inc., Class B (L)	170,823	7,270,227
Consumer staples 1.1%		7,074,043
Beverages 0.4%
Monster Beverage Corp. (I)(L)	51,055	2,316,876
Food and staples retailing 0.7%
Smart & Final Stores, Inc. (I)(L)	133,189	1,571,630
Walgreens Boots Alliance, Inc. (L)	36,810	3,185,537
Energy 3.3%		20,532,098
Energy equipment and services 0.3%
Calfrac Well Services, Ltd. (I)	232,800	591,785
Canyon Services Group, Inc. (I)	51,400	238,352
Hunting PLC	61,208	445,288
Trican Well Service, Ltd. (I)	224,716	617,329

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       12

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels 3.0%
Callon Petroleum Company (I)	84,672	$1,002,516
Cameco Corp. (L)	111,922	1,073,332
Cimarex Energy Company (L)	7,155	834,845
EOG Resources, Inc.	26,863	2,484,828
Pioneer Natural Resources Company	13,730	2,375,153
Plains All American Pipeline LP (L)	25,881	757,019
Resolute Energy Corp. (I)(L)	56,452	2,114,127
Scorpio Tankers, Inc. (L)	137,699	605,876
Targa Resources Corp. (L)	19,635	1,082,478
Viper Energy Partners LP (L)	281,912	4,778,408
WPX Energy, Inc. (I)(L)	128,312	1,530,762
Financials 23.1%		142,900,476
Banks 11.3%
Bank Central Asia Tbk PT	894,300	1,189,366
Bank Mandiri Persero Tbk PT	1,861,600	1,629,106
Bank of America Corp.	506,847	11,829,809
Bank of the Ozarks, Inc.	111,343	5,285,452
BNP Paribas SA	23,075	1,628,569
Cadence BanCorp (I)	7,200	161,856
CaixaBank SA	280,987	1,275,805
Citigroup, Inc. (L)	91,292	5,397,183
DBS Group Holdings, Ltd.	124,300	1,716,633
FinecoBank Banca Fineco SpA	400,082	2,850,080
First BanCorp (I)	171,832	1,010,372
First Citizens BancShares, Inc., Class A	3,427	1,192,802
First Republic Bank (L)	10,516	972,309
ICICI Bank, Ltd., ADR (L)	250,415	2,146,057
IndusInd Bank, Ltd.	122,506	2,760,115
ING Groep NV	82,870	1,350,742
JPMorgan Chase & Co.	14,451	1,257,237
Metro Bank PLC (I)	98,890	4,508,894
Sberbank of Russia PJSC, ADR	477,500	5,677,475
State Bank of India, GDR	45,012	2,040,303
The PNC Financial Services Group, Inc. (L)	81,936	9,811,836
UniCredit SpA (I)	181,834	2,960,710
Western Alliance Bancorp (I)	26,385	1,263,842
Capital markets 4.4%
Anima Holding SpA (S)	401,506	2,624,726
Banca Generali SpA	71,068	2,042,197
Deutsche Bank AG (L)	119,561	2,160,467
Deutsche Bank AG (Frankfurt Stock Exchange)	175,226	3,150,705
Fairfax India Holdings Corp. (I)(S)	319,200	4,433,688

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       13

	Shares	Value
Financials (continued)
Capital markets (continued)
Financial Engines, Inc.	61,255	$2,603,338
GAM Holding AG (I)	157,695	2,020,723
Intercontinental Exchange, Inc. (L)	37,163	2,237,213
Julius Baer Group, Ltd. (I)	18,115	944,637
Lazard, Ltd., Class A (L)	10,009	429,786
Sanne Group PLC	173,838	1,464,664
TD Ameritrade Holding Corp. (L)	37,326	1,428,466
UBS Group AG	90,112	1,538,287
Uranium Participation Corp. (I)	29,700	85,289
Consumer finance 1.9%
Ally Financial, Inc.	59,220	1,172,556
Capital One Financial Corp.	35,886	2,884,517
China Rapid Finance, Ltd., ADR (I)	69,100	442,240
OneMain Holdings, Inc. (I)(L)	98,563	2,298,489
Santander Consumer USA Holdings, Inc. (I)(L)	124,723	1,588,971
Synchrony Financial (L)	119,334	3,317,485
Diversified financial services 0.3%
Banca Farmafactoring SpA (I)(S)	226,800	1,072,211
Cerved Information Solutions SpA	81,344	868,445
Insurance 4.0%
Ageas	42,636	1,745,766
AIA Group, Ltd.	184,600	1,277,697
American International Group, Inc. (L)	119,197	7,260,289
ASR Nederland NV (I)	31,303	926,127
Assured Guaranty, Ltd. (L)	75,509	2,879,158
Athene Holding, Ltd. (I)	29,260	1,559,851
Aviva PLC	179,008	1,217,327
ING Life Insurance Korea, Ltd. (I)	13,851	401,690
Marsh & McLennan Companies, Inc. (L)	12,669	939,153
Prudential Financial, Inc. (L)	12,480	1,335,734
Sony Financial Holdings, Inc.	71,200	1,184,249
The Hartford Financial Services Group, Inc. (L)	27,149	1,312,926
Tokio Marine Holdings, Inc.	24,900	1,049,873
XL Group, Ltd.	39,986	1,673,414
Thrifts and mortgage finance 1.2%
Astoria Financial Corp.	91,421	1,864,074
Indiabulls Housing Finance, Ltd.	192,445	3,041,232
LIC Housing Finance, Ltd.	52,600	547,667
MGIC Investment Corp. (I)	185,825	1,958,596
Health care 36.8%		227,570,681
Biotechnology 11.7%
Aduro Biotech, Inc. (I)(L)	157,710	1,521,902

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       14

	Shares	Value
Health care (continued)
Biotechnology (continued)
Aimmune Therapeutics, Inc. (I)(L)	46,609	$906,079
Alder Biopharmaceuticals, Inc. (I)(L)	70,820	1,419,941
Alkermes PLC (I)(L)	75,614	4,404,516
Alnylam Pharmaceuticals, Inc. (I)(L)	21,710	1,163,656
Amgen, Inc. (L)	11,995	1,959,023
Amicus Therapeutics, Inc. (I)(L)	240,840	1,849,651
Arena Pharmaceuticals, Inc. (I)(L)	175,874	235,671
BeiGene, Ltd., ADR (I)(L)	26,120	1,067,786
Biogen, Inc. (I)(L)	9,575	2,596,836
Bluebird Bio, Inc. (I)(L)	26,465	2,354,062
Blueprint Medicines Corp. (I)(L)	62,665	2,918,936
Celgene Corp. (I)(L)	29,355	3,641,488
Coherus Biosciences, Inc. (I)(L)	60,030	1,152,576
Dyax Corp. (I)	107,720	263,914
Five Prime Therapeutics, Inc. (I)(L)	23,154	807,148
Galapagos NV (I)	48,639	4,261,190
Genmab A/S (I)	18,343	3,649,793
Genus PLC	31,500	699,677
Global Blood Therapeutics, Inc. (I)(L)	73,345	2,123,338
Incyte Corp. (I)(L)	30,678	3,812,662
Innate Pharma SA (I)	66,614	822,876
Invitae Corp. (I)	48,217	531,834
Ironwood Pharmaceuticals, Inc. (I)(L)	112,727	1,839,705
Jounce Therapeutics, Inc. (I)	16,600	470,112
Karyopharm Therapeutics, Inc. (I)(L)	170,980	1,747,416
Loxo Oncology, Inc. (I)(L)	48,680	2,242,201
Otonomy, Inc. (I)(L)	61,329	818,742
Portola Pharmaceuticals, Inc. (I)(L)	103,207	4,127,248
Prothena Corp. PLC (I)(L)	42,695	2,311,080
Regeneron Pharmaceuticals, Inc. (I)(L)	12,050	4,681,305
TESARO, Inc. (I)(L)	22,500	3,320,775
Ultragenyx Pharmaceutical, Inc. (I)	39,665	2,554,029
Vertex Pharmaceuticals, Inc. (I)(L)	32,127	3,800,624
Health care equipment and supplies 7.7%
Abbott Laboratories (L)	46,844	2,044,272
ABIOMED, Inc. (I)(L)	7,935	1,034,089
Align Technology, Inc. (I)(L)	43,099	5,801,987
AtriCure, Inc. (I)(L)	76,140	1,560,870
Baxter International, Inc.	25,804	1,436,767
Becton, Dickinson and Company (L)	7,666	1,433,312
BioMerieux	6,795	1,358,834
Boston Scientific Corp. (I)(L)	158,580	4,183,340
Cardiovascular Systems, Inc. (I)(L)	52,792	1,576,897

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       15

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
ConforMIS, Inc. (I)	130,664	$734,332
ConvaTec Group PLC (I)(S)	698,616	2,777,959
Edwards Lifesciences Corp. (I)(L)	12,705	1,393,357
Glaukos Corp. (I)(L)	8,675	412,323
Globus Medical, Inc., Class A (I)	33,214	1,007,381
Hologic, Inc. (I)(L)	88,569	3,998,890
Insulet Corp. (I)(L)	75,171	3,263,173
Intuitive Surgical, Inc. (I)	1,875	1,567,256
K2M Group Holdings, Inc. (I)(L)	36,713	813,193
Medtronic PLC (L)	25,909	2,152,779
Nevro Corp. (I)(L)	38,676	3,644,053
Olympus Corp.	9,890	381,337
Penumbra, Inc. (I)(L)	4,800	410,160
STERIS PLC	9,925	732,465
Stryker Corp. (L)	10,610	1,446,886
Teleflex, Inc. (L)	3,622	749,356
The Spectranetics Corp. (I)	51,263	1,466,122
Health care providers and services 6.1%
Acadia Healthcare Company, Inc. (I)(L)	23,048	1,004,432
Aetna, Inc. (L)	21,812	2,946,147
Anthem, Inc. (L)	16,925	3,010,788
Cardinal Health, Inc. (L)	59,907	4,348,649
China Resources Phoenix Healthcare Holdings Company, Ltd.	393,740	505,213
Cigna Corp. (L)	18,598	2,908,169
Cross Country Healthcare, Inc. (I)(L)	51,491	719,329
Envision Healthcare Corp. (I)(L)	38,441	2,153,849
HCA Holdings, Inc. (I)(L)	24,067	2,026,682
Humana, Inc. (L)	13,170	2,923,477
Laboratory Corp. of America Holdings (I)(L)	9,885	1,385,383
LifePoint Health, Inc. (I)(L)	10,985	682,718
McKesson Corp. (L)	30,420	4,206,782
R1 RCM, Inc. (I)(L)	231,535	900,671
Teladoc, Inc. (I)	29,530	732,344
UDG Healthcare PLC	77,269	748,387
UnitedHealth Group, Inc. (L)	21,022	3,676,327
Universal Health Services, Inc., Class B	10,554	1,274,501
WellCare Health Plans, Inc. (I)(L)	10,167	1,559,719
Health care technology 1.0%
Allscripts Healthcare Solutions, Inc. (I)	34,505	413,025
athenahealth, Inc. (I)(L)	16,741	1,640,785
Cerner Corp. (I)(L)	21,570	1,396,658
Veeva Systems, Inc., Class A (I)	55,928	2,998,859

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       16

	Shares	Value
Health care (continued)
Life sciences tools and services 1.0%
Bio-Techne Corp.	4,767	$510,450
ICON PLC (I)	8,965	757,453
Illumina, Inc. (I)	8,320	1,538,035
Patheon NV (I)(L)	26,640	716,882
Tecan Group AG	4,332	739,288
Thermo Fisher Scientific, Inc. (L)	13,535	2,237,742
Pharmaceuticals 9.3%
Aerie Pharmaceuticals, Inc. (I)(L)	63,171	2,782,683
Allergan PLC (L)	28,209	6,879,047
AstraZeneca PLC	94,944	5,686,135
Bristol-Myers Squibb Company (L)	212,872	11,931,476
China Traditional Chinese Medicine Holdings Company, Ltd.	1,176,550	688,840
Chugai Pharmaceutical Company, Ltd.	25,105	892,083
Eisai Company, Ltd.	62,925	3,308,571
Eli Lilly & Company (L)	28,335	2,325,170
Galenica Sante, Ltd. (I)(S)	4,000	174,874
Hikma Pharmaceuticals PLC	36,101	905,818
Hutchison China MediTech, Ltd., ADR (I)(L)	17,800	346,922
Intersect ENT, Inc. (I)	44,575	846,925
Kyowa Hakko Kirin Company, Ltd.	23,750	408,048
Mylan NV (I)(L)	81,380	3,039,543
MyoKardia, Inc. (I)(L)	133,050	1,736,303
Novartis AG	1,588	122,252
Ocular Therapeutix, Inc. (I)(L)	127,830	1,273,187
Ono Pharmaceutical Company, Ltd.	194,540	4,012,726
Revance Therapeutics, Inc. (I)	55,883	1,215,455
Roche Holding AG	9,182	2,402,601
Sino Biopharmaceutical, Ltd.	1,082,245	889,372
Teva Pharmaceutical Industries, Ltd., ADR (L)	50,910	1,607,738
The Medicines Company (I)(L)	51,135	2,521,978
UCB SA	18,591	1,451,008
Industrials 11.6%		71,562,021
Aerospace and defense 0.3%
Cobham PLC	584,826	1,003,459
Zodiac Aerospace	29,657	719,939
Air freight and logistics 0.2%
Kerry Logistics Network, Ltd.	739,000	1,040,399
Airlines 0.2%
Japan Airlines Company, Ltd.	35,600	1,124,297
Building products 0.3%
Advanced Drainage Systems, Inc. (L)	84,546	1,948,785

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       17

	Shares	Value
Industrials (continued)
Commercial services and supplies 0.9%
Atento SA (I)(L)	128,418	$1,149,341
Clean Harbors, Inc. (I)	49,982	2,904,454
Edenred	64,674	1,656,732
Construction and engineering 0.2%
China Machinery Engineering Corp., H Shares	1,328,000	989,876
Electrical equipment 0.2%
Zumtobel Group AG	55,245	1,150,398
Machinery 1.5%
Colfax Corp. (I)(L)	21,202	858,045
Milacron Holdings Corp. (I)(L)	172,500	3,246,450
The Middleby Corp. (I)	38,502	5,241,277
Marine 0.9%
Irish Continental Group PLC	816,364	4,708,075
Nippon Yusen KK (I)	227,000	456,397
Scorpio Bulkers, Inc. (I)(L)	19,800	147,510
Professional services 3.1%
Equifax, Inc. (L)	15,520	2,100,011
Experian PLC	88,283	1,899,210
Huron Consulting Group, Inc. (I)(L)	34,342	1,528,219
IHS Markit, Ltd. (I)	47,051	2,042,013
ManpowerGroup, Inc.	613	61,901
TransUnion (I)(L)	204,694	8,193,901
TriNet Group, Inc. (I)(L)	67,430	1,982,442
WageWorks, Inc. (I)(L)	21,252	1,568,398
Road and rail 2.1%
Hertz Global Holdings, Inc. (I)	26,252	432,895
J.B. Hunt Transport Services, Inc.	27,549	2,470,043
Knight Transportation, Inc.	109,074	3,741,238
Localiza Rent a Car SA	246,430	3,672,324
Swift Transportation Company (I)(L)	117,307	2,883,406
Trading companies and distributors 1.7%
AerCap Holdings NV (I)(L)	69,619	3,203,170
Fastenal Company (L)	81,828	3,656,075
Rexel SA	211,741	3,781,341
Information technology 28.0%		173,262,812
Communications equipment 1.5%
Arista Networks, Inc. (I)(L)	16,557	2,312,019
Cisco Systems, Inc. (L)	30,887	1,052,320
Lumentum Holdings, Inc. (I)(L)	36,370	1,554,818
Nokia OYJ	142,728	815,954
Oclaro, Inc. (I)(L)	187,531	1,502,123

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       18

	Shares	Value
Information technology (continued)
Communications equipment (continued)
Quantenna Communications, Inc. (I)(L)	20,891	$384,394
Radware, Ltd. (I)(L)	33,103	540,572
Telefonaktiebolaget LM Ericsson, B Shares	176,532	1,146,898
Electronic equipment, instruments and components 2.6%
Alps Electric Company, Ltd.	37,400	1,099,287
Fabrinet (I)(L)	11,165	387,091
Flex, Ltd. (I)(L)	78,700	1,216,701
II-VI, Inc. (I)	45,875	1,520,756
Itron, Inc. (I)(L)	46,212	2,996,848
Largan Precision Company, Ltd.	4,500	747,313
TE Connectivity, Ltd. (L)	13,446	1,040,317
Tongda Group Holdings, Ltd.	4,340,000	1,704,789
VeriFone Systems, Inc. (I)(L)	99,271	1,840,484
Zebra Technologies Corp., Class A (I)	34,679	3,269,189
Internet software and services 6.5%
Akamai Technologies, Inc. (I)(L)	21,932	1,336,536
Alibaba Group Holding, Ltd., ADR (I)(L)	25,930	2,994,915
Alphabet, Inc., Class A (I)(L)	1,999	1,848,115
Alphabet, Inc., Class C (I)(L)	2,044	1,851,782
Benefitfocus, Inc. (I)(L)	15,815	498,173
CoStar Group, Inc. (I)	6,000	1,445,340
Coupa Software, Inc. (I)	26,300	729,825
eBay, Inc. (I)(L)	48,218	1,610,963
Envestnet, Inc. (I)	23,009	800,713
Facebook, Inc., Class A (I)(L)	67,336	10,117,234
GoDaddy, Inc., Class A (I)(L)	18,000	700,560
GrubHub, Inc. (I)(L)	36,900	1,585,962
Just Eat PLC (I)	554,312	4,143,703
Mimecast, Ltd. (I)(L)	74,887	1,810,019
SINA Corp. (I)	5,000	384,050
Tencent Holdings, Ltd.	40,000	1,253,333
VeriSign, Inc. (I)(L)	23,113	2,055,208
Wix.com, Ltd. (I)	34,134	2,814,348
Yandex NV, Class A (I)	12,500	340,750
Zillow Group, Inc., Class A (I)(L)	17,281	665,146
Zillow Group, Inc., Class C (I)(L)	32,913	1,283,607
IT services 7.8%
Accenture PLC, Class A (L)	12,197	1,479,496
Alliance Data Systems Corp. (L)	15,062	3,759,927
Automatic Data Processing, Inc. (L)	22,229	2,322,708
Blackhawk Network Holdings, Inc. (I)(L)	18,500	748,325
Cardtronics PLC, Class A (I)(L)	25,753	1,070,810
Cognizant Technology Solutions Corp., Class A (I)(L)	26,875	1,618,681

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       19

	Shares	Value
Information technology (continued)
IT services (continued)
EPAM Systems, Inc. (I)(L)	25,865	$1,991,605
ExlService Holdings, Inc. (I)	67,477	3,219,328
FleetCor Technologies, Inc. (I)(L)	27,800	3,923,692
Genpact, Ltd. (L)	156,365	3,818,433
Global Payments, Inc. (L)	76,784	6,277,860
Mastercard, Inc., Class A (L)	15,965	1,857,049
Nets A/S (I)(S)	54,281	987,681
PayPal Holdings, Inc. (I)(L)	69,552	3,319,021
Total System Services, Inc. (L)	54,800	3,140,588
Vantiv, Inc., Class A (I)	18,511	1,148,422
Visa, Inc., Class A (L)	42,096	3,839,997
WEX, Inc. (I)(L)	28,896	2,931,788
Worldpay Group PLC (S)	158,642	616,095
Semiconductors and semiconductor equipment 4.0%
Advanced Micro Devices, Inc. (I)	197,854	2,631,458
Analog Devices, Inc. (L)	12,688	966,826
Broadcom, Ltd. (L)	4,391	969,577
Cavium, Inc. (I)(L)	46,149	3,177,359
First Solar, Inc. (I)(L)	23,656	699,035
Impinj, Inc. (I)(L)	11,700	438,516
Intel Corp.	27,164	981,979
MACOM Technology Solutions Holdings, Inc. (I)(L)	68,864	3,366,072
MaxLinear, Inc. (I)(L)	17,200	478,676
Microchip Technology, Inc. (L)	43,373	3,278,131
NVIDIA Corp. (L)	4,853	506,168
Semiconductor Manufacturing International Corp. (I)	357,900	452,117
Siltronic AG (I)	2,563	184,250
SunPower Corp. (I)(L)	97,638	677,608
Tower Semiconductor, Ltd. (I)(L)	211,558	4,552,728
X-Fab Silicon Foundries SE (I)(S)	191,037	1,698,068
Software 4.3%
Activision Blizzard, Inc. (L)	14,813	773,979
Adobe Systems, Inc. (I)(L)	7,951	1,063,367
Atlassian Corp. PLC, Class A (I)(L)	28,200	972,336
Blackbaud, Inc. (L)	8,700	699,567
Globant SA (I)	20,900	791,901
Guidewire Software, Inc. (I)(L)	23,487	1,444,216
HubSpot, Inc. (I)(L)	22,817	1,529,880
Intuit, Inc. (L)	8,261	1,034,360
Microsoft Corp. (L)	26,700	1,827,882
Netmarble Games Corp. (I)(S)	2,771	382,324
Nexon Company, Ltd.	31,100	529,302
Nintendo Company, Ltd.	1,500	377,372

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       20

	Shares	Value
Information technology (continued)
Software (continued)
Nintendo Company, Ltd., ADR (L)	41,300	$1,308,384
salesforce.com, Inc. (I)(L)	22,959	1,977,229
ServiceNow, Inc. (I)(L)	34,981	3,305,005
Silver Spring Networks, Inc. (I)	23,114	263,731
SS&C Technologies Holdings, Inc. (L)	56,140	2,062,584
Workday, Inc., Class A (I)(L)	73,356	6,411,314
Technology hardware, storage and peripherals 1.3%
Apple, Inc. (L)	34,417	4,944,002
Pure Storage, Inc., Class A (I)(L)	65,375	693,629
Seagate Technology PLC (L)	21,648	912,030
Western Digital Corp. (L)	16,012	1,426,189
Materials 3.1%		19,272,773
Chemicals 1.3%
Platform Specialty Products Corp. (I)(L)	401,685	5,691,877
UPL, Ltd.	174,561	2,188,617
Construction materials 0.2%
Ibstock PLC (S)	481,476	1,428,709
Containers and packaging 1.4%
International Paper Company (L)	75,407	4,069,716
RPC Group PLC	86,609	909,818
WestRock Company (L)	68,610	3,674,752
Metals and mining 0.2%
Kinross Gold Corp. (I)	375,153	1,309,284
Real estate 2.1%		12,815,332
Equity real estate investment trusts 1.2%
Axiare Patrimonio SOCIMI SA	107,670	1,785,613
Beni Stabili SpA SIIQ	1,211,528	769,062
Grivalia Properties REIC AE	169,395	1,575,264
Hibernia REIT PLC	968,316	1,344,469
Immobiliare Grande Distribuzione SIIQ SpA	546,157	488,820
Merlin Properties Socimi SA	58,102	687,086
Viva Energy REIT	357,920	646,076
Real estate management and development 0.9%
Godrej Properties, Ltd. (I)	74,249	537,878
Kennedy Wilson Europe Real Estate PLC	85,328	1,148,128
Kennedy-Wilson Holdings, Inc. (L)	139,521	2,846,228
Oberoi Realty, Ltd. (I)	74,795	461,153
The Phoenix Mills, Ltd.	81,840	525,555

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       21

			Shares	Value
Telecommunication services 1.0%				$5,925,525
Diversified telecommunication services 0.9%
	AT&T, Inc. (L)		23,983	950,446
	Bharti Infratel, Ltd.		136,416	757,223
	BT Group PLC		225,213	888,453
	China Unicom Hong Kong, Ltd.		1,433,000	1,854,336
	Hellenic Telecommunications Organization SA		50,776	493,136
	ORBCOMM, Inc. (I)(L)		26,307	253,599
Wireless telecommunication services 0.1%
	NTT DOCOMO, Inc.		30,100	728,332
Utilities 1.3%				8,274,714
Electric utilities 0.4%
	Avangrid, Inc. (L)		37,241	1,619,984
	Power Assets Holdings, Ltd.		70,500	634,084
Gas utilities 0.1%
	ENN Energy Holdings, Ltd.		132,000	715,557
Independent power and renewable electricity producers 0.8%
	China Longyuan Power Group Corp., Ltd., H Shares		1,585,000	1,218,585
	China Resources Power Holdings Company, Ltd.		351,345	632,566
	Datang International Power Generation Company, Ltd., H Shares		3,724,000	1,109,467
	Huadian Fuxin Energy Corp., Ltd., H Shares		3,558,000	822,500
	Huaneng Power International, Inc., H Shares		2,208,000	1,521,971
Preferred securities 0.7%				$4,114,251
(Cost $3,402,359)
Financials 0.7%				4,114,251
Diversified financial services 0.7%
Mandatory Exchangeable Trust, 5.750% (S)			29,924	4,114,251
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.2%				$1,277,925
(Cost $1,208,138)
Energy 0.2%				1,277,925
Energy equipment and services 0.2%
Bristow Group, Inc.	6.250	10-15-22	1,549,000	1,277,925
			Shares	Value
Rights 0.0%				$172,702
(Cost $129,421)
	Cobham PLC (Expiration Date: 5-4-17; Strike Price: GBP 0.75) (I)		233,930	172,702

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       22

	Shares/Par	Value
Purchased options 0.4%		$2,556,698
(Cost $4,840,072)
Call options 0.2%		1,157,646
Exchange Traded Option on SPDR S&P Oil & Gas Exploration ETF Expiration Date: 6-16-17; Strike Price: $40.00) (I)	98,700	15,792
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 6-16-17; Strike Price: EUR 130.00; Counterparty: Goldman Sachs & Company) (I)	32,557	179,082
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 6-16-17; Strike Price: EUR 130.00; Counterparty: Goldman Sachs & Company) (I)	36,179	199,006
Over the Counter Option on Hang Seng Index (Expiration Date: 6-29-17; Strike Price: HKD 25,200; Counterparty: Goldman Sachs & Company) (I)	3,626	68,921
Over the Counter Option on the USD vs. JPY (Expiration Date: 9-23-21; Strike Price: $114.00; Counterparty: Goldman Sachs & Company) (I)	20,020,323	694,845
Put options 0.2%		1,399,052
Exchange Traded Option on iShares MSCI Emerging Markets ETF (Expiration Date: 6-16-17; Strike Price: $34.50) (I)	946,600	56,796
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 6-16-17; Strike Price: $130.00) (I)	141,100	99,476
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 6-16-17; Strike Price: $133.00) (I)	59,900	65,890
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 7-21-17; Strike Price: $130.00) (I)	53,900	80,311
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 9-15-17; Strike Price: $133.00) (I)	68,700	223,305
Exchange Traded Option on PowerShares QQQ Trust Series 1 (Expiration Date: 6-16-17; Strike Price: $115.00) (I)	27,000	1,890
Exchange Traded Option on PowerShares QQQ Trust Series 1 (Expiration Date: 6-16-17; Strike Price: $124.00) (I)	59,400	13,662
Exchange Traded Option on PowerShares QQQ Trust Series 1 (Expiration Date: 7-21-17; Strike Price: $125.00) (I)	24,900	16,932
Exchange Traded Option on PowerShares QQQ Trust Series 1 (Expiration Date: 7-21-17; Strike Price: $126.00) (I)	31,100	23,947
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-16-17; Strike Price: $2,150.00) (I)	1,400	5,040
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-16-17; Strike Price: $2,200.00) (I)	1,800	9,090
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-16-17; Strike Price: $2,250.00) (I)	3,200	24,640
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-16-17; Strike Price: $2,275.00) (I)	4,800	46,320
Exchange Traded Option on S&P 500 Index (Expiration Date: 7-21-17; Strike Price: $2,250.00) (I)	3,100	51,150
Over the Counter Option on EURO STOXX 50 Volatility Index (Expiration Date: 5-17-17; Strike Price: EUR 17.00; Counterparty: JPMorgan Chase Bank N.A.) (I)	398	683
Over the Counter Option on Financial Select Sector SPDR Fund FLEX (Expiration Date: 7-19-17; Strike Price: $23.45; Counterparty: Morgan Stanley Company, Inc.) (I)	578,300	404,888
Over the Counter Option on Financial Select Sector SPDR Fund FLEX (Expiration Date: 8-16-17; Strike Price: $22.45; Counterparty: Morgan Stanley Company, Inc.) (I)	4,950	237,813

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       23

		Shares/Par	Value
Put options (continued)
	Over the Counter Option on Financial Select Sector SPDR Fund FLEX (Expiration Date: 9-13-17; Strike Price: $22.00; Counterparty: Morgan Stanley Company, Inc.) (I)	4,916	$2,268
	Over the Counter Option on FTSE 100 Index (Expiration Date: 12-15-17; Strike Price: GBP 6,506.08; Counterparty: JPMorgan Chase Bank N.A.) (I)	221,732	2,055
	Over the Counter Option on FTSE 100 Index (Expiration Date: 12-15-17; Strike Price: GBP 6,599.95; Counterparty: Goldman Sachs & Company) (I)	225,287	1,754
	Over the Counter Option on KOSPI 200 Index (Expiration Date: 12-14-17; Strike Price: KRW 267.14; Counterparty: JPMorgan Chase Bank N.A.) (I)	4,612,627	18,594
	Over the Counter Option on KOSPI 200 Index (Expiration Date: 6-8-17; Strike Price: KRW 267.14; Counterparty: JPMorgan Chase Bank N.A.) (I)	4,612,627	1,746
	Over the Counter Option on KOSPI 200 Index (Expiration Date: 9-14-17; Strike Price: KRW 267.14; Counterparty: JPMorgan Chase Bank N.A.) (I)	4,612,420	10,802
	Yield (%)	Shares	Value
Short-term investments 2.4%			$14,686,477
(Cost $14,686,477)
Money market funds 2.4%			14,686,477
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.6809(Y)	14,686,477	14,686,477
Total investments (Cost $669,979,314)† 123.7%			$764,965,998
Other assets and liabilities, net (23.7%)*			($146,666,334)
Total net assets 100.0%			$618,299,664
		Shares	Value
Investments sold short (56.0)%			($345,967,380)
(Proceeds received $319,881,417)
Exchange-traded funds (56.0)%			(345,967,380)
	Consumer Discretionary Select Sector SPDR Fund	(146,122)	(13,159,747)
	Financial Select Sector SPDR Fund	(61,495)	(1,446,977)
	Health Care Select Sector SPDR Fund	(187,595)	(14,163,423)
	iShares Core S&P Small-Cap ETF	(72,260)	(5,043,025)
	iShares Edge MSCI USA Momentum Factor ETF	(42,527)	(3,605,439)
	iShares JP Morgan USD Emerging Markets Bond ETF	(15,347)	(1,767,974)
	iShares Micro-Cap ETF	(22,684)	(1,963,300)
	iShares MSCI Brazil Capped ETF	(74,836)	(2,781,654)
	iShares MSCI Indonesia ETF	(75,130)	(1,978,173)
	iShares MSCI Taiwan Capped ETF	(59,978)	(2,024,857)
	iShares MSCI United Kingdom ETF	(212,015)	(7,017,697)
	iShares Nasdaq Biotechnology ETF	(97,415)	(28,994,601)
	iShares North American Tech ETF	(36,365)	(5,166,012)
	iShares North American Tech-Multimedia Networking ETF	(35,238)	(1,585,358)
	iShares North American Tech-Software ETF	(47,592)	(6,217,895)
	iShares PHLX Semiconductor ETF	(43,525)	(5,924,188)
	iShares Russell 1000 Growth ETF	(17,432)	(2,027,865)
	iShares Russell 2000 ETF	(280,230)	(38,968,784)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       24

	Shares	Value
Exchange-traded funds (56.0)%
iShares Russell 2000 Growth ETF	(63,819)	($10,511,627)
iShares Russell 2000 Value ETF	(105,677)	(12,533,292)
iShares Russell Mid-Cap Growth ETF	(461,091)	(48,562,104)
iShares S&P 500 Growth ETF	(4,309)	(577,880)
iShares S&P Small-Cap 600 Growth ETF	(32,854)	(5,092,370)
iShares UK Property UCITS ETF	(222,912)	(1,788,821)
iShares US Consumer Goods ETF	(13,428)	(1,598,201)
iShares US Medical Devices ETF	(4,680)	(738,223)
PowerShares QQQ Trust Series 1	(18,410)	(2,503,576)
PureFunds ISE Cyber Security ETF	(233,813)	(6,766,548)
SPDR S&P 500 ETF Trust	(21,506)	(5,120,148)
SPDR S&P Biotech ETF	(501,805)	(35,848,949)
SPDR S&P Metals & Mining ETF	(77,092)	(2,297,342)
SPDR S&P MidCap 400 ETF Trust	(10,881)	(3,425,883)
SPDR S&P Pharmaceuticals ETF	(355,800)	(15,320,748)
SPDR S&P Regional Banking ETF	(24,351)	(1,316,172)
Vanguard FTSE Developed Markets ETF	(782,593)	(31,436,761)
Vanguard FTSE Europe ETF	(185,475)	(9,937,751)
Vanguard Small-Cap Growth ETF	(47,370)	(6,754,015)
Total Investments sold short (Proceeds received $319,881,417)		($345,967,380)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       25

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
USD	U.S. Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
FTSE	Financial Times and Stock Exchange
GDR	Global Depositary Receipts
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
UCITS	Undertakings for Collective Investments in Transferable Securities
(I)	Non-income producing security.
(L)	A portion of this security is segregated at the custodian as collateral for securities sold short. At 4-30-17, the value segregated was $281,240,576.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-17.
*	Includes investments sold short.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $685,340,283. Net unrealized appreciation aggregated to $79,625,715, of which $99,156,990 related to appreciated investment securities and $19,531,275 related to depreciated investment securities.

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	832,000	USD	629,612	Australia and New Zealand Banking Group	5/31/2017	—	($6,937)	($6,937)
AUD	833,000	USD	630,187	Commonwealth Bank of Australia Sydney	5/31/2017	—	(6,764)	(6,764)
EUR	4,600,000	USD	5,008,491	Morgan Stanley and Company International PLC	6/21/2017	$14,639	—	14,639
GBP	2,562,000	USD	3,178,289	Goldman Sachs International	6/21/2017	144,641	—	144,641

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       26

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
JPY	73,960,000	USD	670,529	Deutsche Bank AG London	5/31/2017	—	($6,353)	($6,353)
JPY	217,529,000	USD	1,975,184	HSBC Bank USA	5/31/2017	—	(21,731)	(21,731)
JPY	143,569,000	USD	1,304,479	Nomura International Plc	5/31/2017	—	(15,201)	(15,201)
JPY	205,014,000	USD	1,862,663	Goldman Sachs International	6/21/2017	—	(19,938)	(19,938)
SEK	32,485,000	USD	3,674,002	Barclays Bank PLC Wholesale	6/21/2017	$2,947	—	2,947
SGD	330,000	USD	236,258	Barclays Bank PLC Wholesale	5/31/2017	7	—	7
USD	3,667,006	AUD	4,896,000	Goldman Sachs International	6/21/2017	4,108	—	4,108
USD	2,036,001	CNY	14,195,000	Credit Suisse International	6/21/2017	—	(15,376)	(15,376)
USD	16,893,985	EUR	15,700,000	Citibank N.A.	5/31/2017	—	(230,945)	(230,945)
USD	3,672,896	EUR	3,374,000	Barclays Bank PLC Wholesale	6/21/2017	—	(11,461)	(11,461)
USD	4,882,118	EUR	4,600,000	Citibank N.A.	6/21/2017	—	(141,012)	(141,012)
USD	7,628,144	GBP	5,960,000	UBS AG	5/31/2017	—	(97,076)	(97,076)
USD	3,124,180	GBP	2,562,000	JPMorgan Chase Bank N.A.	6/21/2017	—	(198,750)	(198,750)
USD	1,806,140	JPY	205,014,000	BNP Paribas SA	6/21/2017	—	(36,586)	(36,586)
USD	1,219,318	KRW	1,406,788,000	Bank of America, N.A.	6/21/2017	—	(17,622)	(17,622)
USD	1,849,976	SGD	2,612,000	UBS AG	6/21/2017	—	(20,492)	(20,492)
						$166,342	($846,244)	($679,902)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       27

WRITTEN OPTIONS

Options on securities

Counterparty/Exchange-Traded	Name of issuer	Exercise price	Expiration date		Notional amount/ Number of contracts*	Premium	Value
Calls
Deutsche Bank AG	Calfrac Well Services Ltd.	2.56	Jul 2017	CAD	116,400	$25,742	($25,581)
						$25,742	($25,581)
Exchange-Traded	Resolute Energy Corp.	42	May 2017		200	$44,390	($16,500)
Exchange-Traded	Veeva Systems, Inc.	55	Jun 2017		310	30,146	(63,550)
						$74,536	($80,050)
Puts
Morgan Stanley & Company, Inc.	Financial Select Sector SPDR ETF FLEX	21.00	Jul 2017	USD	5,783	$105,288	($75,304)
Morgan Stanley & Company, Inc.	Financial Select Sector SPDR ETF FLEX	20.00	Aug 2017	USD	4,950	59,185	(59,185)
Morgan Stanley & Company, Inc.	Financial Select Sector SPDR ETF FLEX	19.00	Sep 2017	USD	4,916	63,695	(538)
						$228,168	($135,027)
Exchange-Traded	iShares Russell 2000 ETF	116.00	Jun 2017		239	54,003	(3,107)
Exchange-Traded	iShares Russell 2000 ETF	118.00	Jun 2017		599	57,253	(9,584)
Exchange-Traded	iShares Russell 2000 ETF	115.00	Jun 2017		301	35,504	(3,612)
Exchange-Traded	iShares Russell 2000 ETF	117.00	Jul 2017		299	21,216	(11,811)
Exchange-Traded	iShares Russell 2000 ETF	116.00	Jul 2017		240	19,909	(8,640)
Exchange-Traded	iShares Russell 2000 ETF	119.00	Sep 2017		687	68,669	(68,669)
Exchange-Traded	PowerShares QQQ Trust Series 1	110.00	Jun 2017		594	33,302	(2,079)
Exchange-Traded	PowerShares QQQ Trust Series 1	103.00	Jun 2017		270	39,948	(540)
Exchange-Traded	PowerShares QQQ Trust Series 1	113.00	Jul 2017		311	15,225	(5,443)
Exchange-Traded	PowerShares QQQ Trust Series 1	112.00	Jul 2017		249	12,937	(3,984)
						$357,966	($117,469)
						$686,412	($358,127)

Options on index

Counterparty/Exchange-Traded	Name of issuer	Exercise price	Expiration date		Notional amount/ Number of contracts*	Premium	Value
Puts
JPMorgan Chase Bank	KOSPI 200 Index	0.20	Dec 2017	KRW	4,612,627	$4,624	($4,060)
						$4,624	($4,060)
Exchange-Traded	S&P 500 Index	1950.00	Jun 2017		18	$21,702	($2,340)
Exchange-Traded	S&P 500 Index	1925.00	Jun 2017		14	32,633	(1,610)
Exchange-Traded	S&P 500 Index	2000.00	Jun 2017		32	30,023	(5,200)
Exchange-Traded	S&P 500 Index	2025.00	Jun 2017		48	40,654	(8,760)
Exchange-Traded	S&P 500 Index	2000.00	Jul 2017		31	25,162	(11,625)
						$150,174	($29,535)
						$154,798	($33,595)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       28

Foreign currency options

Description	Counterparty	Exercise price	Expiration date		Notional amount/ Number of contracts*	Premium	Value
Calls
U.S. Dollar versus Japenese Yen	Goldman Sachs	135.00	Sep 2021	USD	20,020,323	$271,275	($254,478)
						$271,275	($254,478)

*The amounts for exchange-traded options represent number of contracts. The amounts for OTC options represent notional amount.

SWAPS

Total return swaps

Pay/ receive	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty	Unrealized appreciation (depreciation)	Market value
Receive	CSI300 Net Total Return Index	USD LIBOR- BBA	Monthly	USD	390	Jul 2017	Goldman Sachs Co.	($36,884)	($36,884)
Receive	CSI300 Net Total Return Index	USD LIBOR- BBA	Monthly	USD	290	Jan 2018	Goldman Sachs Co.	(27,427)	(27,427)
Receive	PHLX Semi Conductor-SOX	USD LIBOR- BBA	Monthly	USD	519,350	Feb 2018	Goldman Sachs Co.	(17,604)	(17,604)
Receive	CSI300 Net Total Return Index	USD LIBOR- BBA	Monthly	USD	184	Feb 2018	Goldman Sachs Co.	(4,821)	(4,821)
Receive	PHLX Semi Conductor-SOX	USD LIBOR- BBA	Monthly	USD	462,580	Feb 2018	Goldman Sachs Co.	1,041	1,041
Receive	PHLX Semi Conductor-SOX	USD LIBOR- BBA	Monthly	USD	870,738	Feb 2018	Goldman Sachs Co.	1,960	1,960
Receive	TRS 0.0000% 3-1-2018	USD LIBOR- BBA	Monthly	USD	544,137	Mar 2018	Goldman Sachs Co.	145	145
								($83,590)	(83,590)

Derivative currency abbreviations

AUD	Australian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Derivative abbreviations
BBA	The British Bankers' Association
LIBOR	London Interbank Offered Rate

See Notes to financial statements regarding investment transactions and other derivatives information.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       29

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-17 (unaudited)

Assets
Investments, at value (Cost $669,979,314)	$764,965,998
Cash	16,289
Foreign currency, at value (Cost $187,890)	187,805
Cash segregated at custodian for OTC derivative contracts	3,815,000
Cash collateral at prime broker for short sales	192,892,238
Receivable for investments sold	19,518,585
Receivable for fund shares sold	974,820
Unrealized appreciation on forward foreign currency contracts	166,342
Dividends and interest receivable	687,877
Swap contracts, at value	3,146
Other receivables and prepaid expenses	44,681
Total assets	983,272,781
Liabilities
Investments sold short, at value (proceeds received $319,881,417)	345,967,380
Payable for collateral on OTC derivatives	324,000
Foreign capital gains tax payable	404,343
Payable for investments purchased	14,912,369
Unrealized depreciation on forward foreign currency contracts	846,244
Payable for fund shares repurchased	1,198,474
Written options, at value (premium received $1,112,485)	646,200
Swap contracts, at value	86,736
Payable for broker fees and expenses on short sales	249,295
Payable to affiliates
Accounting and legal services fees	28,491
Transfer agent fees	40,229
Trustees' fees	516
Other liabilities and accrued expenses	268,840
Total liabilities	364,973,117
Net assets	$618,299,664
Net assets consist of
Paid-in capital	$583,015,764
Accumulated net investment loss	(19,169,138)
Accumulated net realized gain (loss) on investments, securities sold short, options written, foreign currency transactions and swap agreements	(13,749,138)
Net unrealized appreciation (depreciation) on investments, securities sold short, options written, translation of assets and liabilities in foreign currencies and swap agreements	68,202,176
Net assets	$618,299,664

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       30

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($13,892,576 ÷ 1,244,246 shares)[1]	$11.17
Class C ($11,838,879 ÷ 1,079,172 shares)[1]	$10.97
Class I ($412,477,973 ÷ 36,529,137 shares)	$11.29
Class R6 ($6,110,588 ÷ 538,227 shares)	$11.35
Class NAV ($173,979,648 ÷ 15,325,030 shares)	$11.35
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.76

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       31

STATEMENT OF OPERATIONS   For the six months ended 4-30-17 (unaudited)

Investment income
Dividends	$3,905,743
Interest	1,795,678
Less foreign taxes withheld	(101,036)
Total investment income	5,600,385
Expenses
Investment management fees	4,567,590
Dividends on investment sold short	2,864,481
Broker fees and expenses on short sales	2,961,203
Distribution and service fees	88,753
Accounting and legal services fees	70,550
Transfer agent fees	237,503
Trustees' fees	4,312
State registration fees	29,214
Printing and postage	40,701
Professional fees	61,258
Custodian fees	115,125
Other	13,492
Total expenses	11,054,182
Less expense reductions	(23,745)
Net expenses	11,030,437
Net investment loss	(5,430,052)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	27,592,087 [1]
Securities sold short	(26,991,800)
Written options	1,039,984
Swap contracts	(448,485)
1,191,786
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	74,477,836 [2]
Securities sold short	(28,889,029)
Written options	489,923
Swap contracts	(155,825)
45,922,905
Net realized and unrealized gain	47,114,691
Increase in net assets from operations	$41,684,639

1	Net of India foreign taxes of $69,778.
2	Net of $371,720 increase in deferred India foreign withholding taxes.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       32

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-17	Year ended 10-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment loss	($5,430,052)	($17,318,021)
Net realized gain (loss)	1,191,786	(3,145,344)
Change in net unrealized appreciation (depreciation)	45,922,905	(440,120)
Increase (decrease) in net assets resulting from operations	41,684,639	(20,903,485)
Distributions to shareholders
From net realized gain
Class A	(8,982)	(120,068)
Class C	(6,334)	(77,011)
Class I	(190,572)	(2,580,781)
Class R6	(2,624)	(2,268)
Class NAV	(82,720)	(1,066,230)
Total distributions	(291,232)	(3,846,358)
From fund share transactions	(73,194,848)	(82,821,789)
Total decrease	(31,801,441)	(107,571,632)
Net assets
Beginning of period	650,101,105	757,672,737
End of period	$618,299,664	$650,101,105
Accumulated net investment loss	($19,169,138)	($13,739,086)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       33

STATEMENT OF CASH FLOWS For the six months ended 4-30-17 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$41,684,639
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(452,932,312)
Long-term investments sold	521,971,749
Purchases to cover short sales	(325,828,349)
Proceeds from short sales	205,774,990
Net options purchased	(334,007)
Decrease in short-term investments	3,985,570
Net amortization of premium (discount)	(213,389)
Decrease in foreign currency	231,799
Increase in cash segregated at custodian for OTC derivative contracts	(1,335,000)
Increase in receivable for investments sold	(3,211,081)
Decrease in unrealized appreciation/depreciation on forward foreign currency contracts	840,565
Decrease in dividends and interest receivable	55,844
Decrease in unrealized appreciation/depreciation of swap contracts	155,825
Increase in other assets	(9,876)
Decrease in cash held at prime broker for short sales	125,349,986
Increase in payable for collateral on OTC derivatives	277,000
Increase in payable for investments purchased	4,732,313
Decrease in payable for written options	(212,569)
Decrease in payable to affiliates	(12,889)
Increase in other liabilities and accrued expenses	35,324
Increase in payable for foreign capital gain tax	371,720
Net change in unrealized (appreciation) depreciation on investments	(75,679,131)
Net change in unrealized (appreciation) depreciation on investments sold short	28,889,029
Net realized gain on investments	(27,082,978)
Net realized loss on investments sold short	26,991,800
Net cash provided by operating activities	$74,496,572
Cash flows from financing activities
Decrease in payable for broker fees and expenses on short sales	$(233,892)
Distributions to common shareholders net of reinvestments	(15,585)
Portfolio shares sold	81,272,783
Portfolio shares repurchased	(154,743,278)
Increase in receivable for fund shares sold	(231,874)
Decrease in payable for fund shares repurchased	(976,634)
Net cash used in financing activities	$(74,928,480)
Net decrease in cash	$(431,908)
Cash at beginning of period	$448,197
Cash at end of period	$16,289
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consists of reinvestment of dividends and distributions of:	$(275,647)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       34

Financial highlights

Class A Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14[2]
Per share operating performance
Net asset value, beginning of period	$10.45		$10.81	$10.10	$10.00
Net investment loss[3]	(0.11)		(0.28)	(0.24)	(0.21)
Net realized and unrealized gain (loss) on investments	0.84		(0.03)	0.95	0.31
Total from investment operations	0.73		(0.31)	0.71	0.10
Less distributions
From net realized gain	(0.01)		(0.05)	—	—
Total distributions	(0.01)		(0.05)	—	—
Net asset value, end of period	$11.17		$10.45	$10.81	$10.10
Total return (%)[4,5]	6.85	[6]	(2.94)	7.13	1.00	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$14		$22	$16	$5
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	3.89	[8]	4.22	3.43	4.29	[8]
Expenses including reductions[7]	3.89	[8]	4.21	3.28	3.44	[8]
Net investment loss	(2.05	) [8]	(2.71)	(2.31)	(2.51	) [8]
Portfolio turnover (%)	201		403	396	375

1	Six months ended 4-30-17. Unaudited.
2	Period from 12-20-13 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended April 30, 2017, October 31, 2016, October 31, 2015 and October 31, 2014 which were equivalent to a net annual effective rate of 1.91%, 2.16%, 1.34% and 1.11%, respectively, of the fund's average daily net assets.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       35

Class C Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14[2]
Per share operating performance
Net asset value, beginning of period	$10.30		$10.74	$10.10	$9.86
Net investment loss[3]	(0.14)		(0.35)	(0.32)	(0.15)
Net realized and unrealized gain (loss) on investments	0.82		(0.04)	0.96	0.39
Total from investment operations	0.68		(0.39)	0.64	0.24
Less distributions
From net realized gain	(0.01)		(0.05)	—	—
Total distributions	(0.01)		(0.05)	—	—
Net asset value, end of period	$10.97		$10.30	$10.74	$10.10
Total return (%)[4,5]	6.56	[6]	(3.61)	6.34	2.43	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$12		$16	$9	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	4.60	[9]	4.93	4.34	10.15	[9]
Expenses including reductions[8]	4.59	[9]	4.92	4.00	4.12	[9]
Net investment loss	(2.76	) [9]	(3.42)	(3.04)	(3.31	) [9]
Portfolio turnover (%)	201		403	396	375	[10]

1	Six months ended 4-30-17. Unaudited.
2	The inception date for Class C shares is 5-16-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Less than $500,000.
8	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended April 30, 2017, October 31, 2016, October 31, 2015 and October 31, 2014 which were equivalent to a net annual effective rate of 1.91%, 2.16%, 1.34% and 1.11%, respectively, of the fund's average daily net assets.
9	Annualized.
10	The portfolio turnover is shown for the period from 12-20-13 to 10-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       36

Class I Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14[2]
Per share operating performance
Net asset value, beginning of period	$10.55		$10.89	$10.13	$10.00
Net investment loss[3]	(0.10)		(0.25)	(0.21)	(0.19)
Net realized and unrealized gain (loss) on investments	0.85		(0.04)	0.97	0.32
Total from investment operations	0.75		(0.29)	0.76	0.13
Less distributions
From net realized gain	(0.01)		(0.05)	—	—
Total distributions	(0.01)		(0.05)	—	—
Net asset value, end of period	$11.29		$10.55	$10.89	$10.13
Total return (%)[4]	7.06	[5]	(2.64)	7.50	1.30	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$412		$422	$502	$18
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	3.62	[7]	3.87	3.00	3.16	[7]
Expenses including reductions[6]	3.62	[7]	3.87	2.99	3.03	[7]
Net investment loss	(1.80	) [7]	(2.40)	(2.04)	(2.20	) [7]
Portfolio turnover (%)	201		403	396	375

1	Six months ended 4-30-17. Unaudited.
2	Period from 12-20-13 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended April 30, 2017, October 31, 2016, October 31, 2015 and October 31, 2014 which were equivalent to a net annual effective rate of 1.91%, 2.16%, 1.34% and 1.11%, respectively, of the fund's average daily net assets.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       37

Class R6 Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14[2]
Per share operating performance
Net asset value, beginning of period	$10.60		$10.93	$10.16	$10.00
Net investment loss[3]	(0.09)		(0.23)	(0.22)	(0.17)
Net realized and unrealized gain (loss) on investments	0.85		(0.05)	0.99	0.33
Total from investment operations	0.76		(0.28)	0.77	0.16
Less distributions
From net realized gain	(0.01)		(0.05)	—	—
Total distributions	(0.01)		(0.05)	—	—
Net asset value, end of period	$11.35		$10.60	$10.93	$10.16
Total return (%)[4]	7.13	[5]	(2.54)	7.58	1.60	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$6		$5	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	3.57	[8]	4.04	5.99	22.57	[8]
Expenses including reductions[7]	3.55	[8]	4.01	3.03	2.84	[8]
Net investment loss	(1.75	) [8]	(2.34)	(2.05)	(1.90	) [8]
Portfolio turnover (%)	201		403	396	375

1	Six months ended 4-30-17. Unaudited.
2	Period from 12-20-13 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended April 30, 2017, October 31, 2016, October 31, 2015 and October 31, 2014 which were equivalent to a net annual effective rate of 1.91%, 2.16%, 1.34% and 1.11%, respectively, of the fund's average daily net assets.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       38

Class NAV Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14[2]
Per share operating performance
Net asset value, beginning of period	$10.60		$10.93	$10.16	$10.00
Net investment loss[3]	(0.09)		(0.24)	(0.20)	(0.17)
Net realized and unrealized gain (loss) on investments	0.85		(0.04)	0.97	0.33
Total from investment operations	0.76		(0.28)	0.77	0.16
Less distributions
From net realized gain	(0.01)		(0.05)	—	—
Total distributions	(0.01)		(0.05)	—	—
Net asset value, end of period	$11.35		$10.60	$10.93	$10.16
Total return (%)[4]	7.13	[5]	(2.54)	7.58	1.60	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$174		$185	$230	$196
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	3.51	[7]	3.78	2.99	2.87	[7]
Expenses including reductions[6]	3.50	[7]	3.77	2.99	2.85	[7]
Net investment loss	(1.68	) [7]	(2.30)	(1.82)	(1.91	) [7]
Portfolio turnover (%)	201		403	396	375

1	Six months ended 4-30-17. Unaudited.
2	Period from 12-20-13 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended April 30, 2017, October 31, 2016, October 31, 2015 and October 31, 2014 which were equivalent to a net annual effective rate of 1.91%, 2.16%, 1.34% and 1.11%, respectively, of the fund's average daily net assets.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       39

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Seaport Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund, including exchange-traded funds sold short, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       40

fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017, by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$52,967,470	$43,249,298	$9,718,172	—
Consumer staples	7,074,043	7,074,043	—	—
Energy	20,532,098	20,086,810	445,288	—
Financials	142,900,476	91,871,930	50,626,856	$401,690
Health care	227,570,681	190,419,885	36,886,882	263,914
Industrials	71,562,021	53,031,898	18,530,123	—
Information technology	173,262,812	157,124,326	16,138,486	—
Materials	19,272,773	14,745,629	4,527,144	—
Real estate	12,815,332	2,846,228	9,969,104	—
Telecommunication services	5,925,525	1,204,045	4,721,480	—
Utilities	8,274,714	1,619,984	6,654,730	—
Preferred securities	4,114,251	—	4,114,251	—
Corporate bonds	1,277,925	—	1,277,925	—
Rights	172,702	172,702	—	—
Purchased options	2,556,698	734,241	1,822,457	—
Short-term investments	14,686,477	14,686,477	—	—
Total investments in securities	$764,965,998	$598,867,496	$165,432,898	$665,604
Investments sold short and other financial instruments:
Exchange-traded funds	($345,967,380)	($344,178,559)	($1,788,821)	—
Forward foreign currency contracts	(679,902)	—	(679,902)	—
Written options	(646,200)	(227,054)	(419,146)	—
Total return swaps	(83,590)	—	(83,590)	—

Securities sold short. The fund may sell securities short or maintain a short position in anticipation of the decline in the market value of that security (a short sale), including securities that the fund does not own. To complete the short sale, the fund must borrow the security to make delivery to the buyer. The fund is required to pay the lender any dividends or interest,

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       41

which accrues during the period of the loan. For the six months ended April 30, 2017, the fund paid $2,864,481 in dividends on short sales, as shown in the Statement of operations.

The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price of the security at replacement may differ from the price at which the security was sold. The fund will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the fund replaces the borrowed security. This loss may be unlimited. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

The fund has agreements with two prime brokers in order to execute its short sales strategy. The usage of a prime broker involves counterparty risk, including the risk that a prime broker may default on its obligation and that the fund may lose its collateral deposit or short sale proceeds. The fund incurs expenses as a result of executing the short sale strategy and the maintenance of any margin, as required by the prime brokerage agreement. For the six months ended April 30, 2017, the fund incurred broker fees and expenses on short sales in the amount of $2,961,203, as shown in the Statement of operations.

Dividends on investments sold short and broker fees and expenses on short sales incurred for the six months ended April 30, 2017 were equivalent to a net annual effective rate of 1.91% of the fund's average daily net assets.

The proceeds of the short sale may be retained by the broker to meet margin requirements or the fund may reinvest short sale proceeds. Because the fund may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The fund is required to segregate cash or securities with its custodian, so that the amount segregated plus the amount retained by the broker is at least equal to the current value of the securities sold short. At April 30, 2017, the fund had cash collateral held at the broker for securities sold short in the amount of $192,892,238 as shown in the Statement of assets and liabilities. In addition, at April 30, 2017, the fund had segregated securities at the custodian with market value of $281,240,576 as shown in the Fund's investments.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       42

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds and subject to the need of other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2017 were $1,955.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, investments in passive foreign investment companies and wash sale loss deferrals.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       43

Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund's Statement of assets and liabilities and represents the cash on hand at the fund's custodian and does not include any short-term investments, cash segregated at the custodian for derivative contracts or cash held at prime broker for securities sold short.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       44

or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended April 30, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with U.S. dollar notional values ranging from $34.3 million to $65.9 million, as measured at each quarter end.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended April 30, 2017, the fund used purchased options to manage against anticipated changes in securities markets, gain exposure to certain securities markets and as a substitute for securities purchased. The fund held purchased options with market values ranging from $2.4 million to $3.7 million, as measured at each quarter end.

During the six months ended April 30, 2017, the fund used written options to manage against anticipated changes in securities markets, gain exposure to certain securities markets and as a substitute for securities purchased. The following tables summarize the fund's written options activities during the six months ended April 30, 2017:

	CAD notional amount*	JPY notional amount*	KRW notional amount*	USD notional amount*	Number of contracts*	Premiums received
Outstanding, beginning of period	—	1,656,081	—	20,020,323	3,440	$835,131
Options written	116,400	471,254	4,612,627	507,249	10,616	2,336,239
Options closed	—	(2,127,335)	—	(491,600)	(8,784)	(1,725,382)
Options exercised	—	—	—	—	(148)	(244,189)
Options expired	—	—	—	—	(682)	(89,314)
Outstanding, end of period	116,400	—	4,612,627	20,035,972	4,442	$1,112,485
*The amounts for exchange-traded options represent number of contracts. The amounts for OTC options represent notional amount.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       45

swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Total return swaps. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer or the Seller.

During the six months ended April 30, 2017, the fund used total return swaps to manage equity exposure. The fund held total return swaps with total USD notional amounts ranging from $4.4 million to $6.7 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at April 30, 2017 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	$166,342	($846,244)
Equity	Investments, at value*	Purchased options	1,861,853	—
Foreign currency	Investments, at value*	Purchased options	694,845	—
Equity	Written options, at value	Written options	—	(254,478)
Foreign currency	Written options, at value	Written options	—	(391,722)
Equity	Swap contracts, at value	Total return swaps	3,146	(86,736)
* Purchased options are included in the fund's investment.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2017:

Statements of operations location - net realized gain (loss) on:
Risk	Investments and foreign currency transactions [1]	Written options	Swap contracts	Investments and foreign currency transactions [2]	Total
Equity	($310,052)	$1,039,984	($448,485)	—	$281,447

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       46

Statements of operations location - net realized gain (loss) on:
Risk	Investments and foreign currency transactions [1]	Written options	Swap contracts	Investments and foreign currency transactions [2]	Total
Foreign currency	—	—	—	$522,070	$522,070
Total	($310,052)	$1,039,984	($448,485)	$522,070	$803,517
[1] Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.
[2] Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2017:

Statements of operations location - change in net unrealized appreciation (depreciation) on:
Risk	Investments and foreign currency transactions [1]	Written options	Swap contracts	Investments and foreign currency transactions [2]	Total
Equity	($1,214,843)	$446,158	($155,825)	—	($924,510)
Foreign currency	—	43,765	—	($840,565)	(796,800)
Total	($1,214,843)	$489,923	($155,825)	($840,565)	($1,721,310)
[1] Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.
[2] Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.500% of the first $250 million of the fund's average aggregate daily net assets (together with the assets of any other applicable fund indentified in the advisory agreement); and (b) 1.450% of the fund's average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees. Prior to April 1, 2017, the daily manangement fee to the Advisor was equivalent on an annual basis to 1.500% of average aggregate net assets.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating funds). This waiver is based upon aggregate net assets of all the participating funds. The amount of the reimbursement is calculated daily and allocated among all the participating funds in proportion to the daily net assets of each fund. During the six months ended April 30, 2017, this

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       47

waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above for the six months ended April 30, 2017 amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$632	Class R6	$474
Class C	490	Class NAV	6,717
Class I	15,432	Total	$23,745

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2017 were equivalent to a net annual effective rate of 1.49% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $9,845 for the six months ended April 30, 2017. Of this amount, $1,517 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $8,328 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2017, CDSCs received by the Distributor amounted to $3,290 and $1,461 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares,

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       48

Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$24,869	$10,147
Class C	63,884	7,804
Class I	—	219,116
Class R6	—	436
Total	$88,753	$237,503

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2017 and for the year ended October 31, 2016 were as follows:

		Six months ended 4-30-17		Year ended 10-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	256,426	$2,753,667	2,665,356	$28,162,200
Distributions reinvested	649	6,767	9,956	108,524
Repurchased	(1,160,097)	(12,327,315)	(2,038,602)	(21,234,815)
Net increase (decrease)	(903,022)	($9,566,881)	636,710	$7,035,909
Class C shares
Sold	227,946	$2,404,028	1,095,385	$11,680,110
Distributions reinvested	408	4,194	5,206	56,272
Repurchased	(723,295)	(7,555,209)	(366,447)	(3,781,483)
Net increase (decrease)	(494,941)	($5,146,987)	734,144	$7,954,899
Class I shares
Sold	6,060,712	$66,188,672	20,881,188	$221,227,175
Distributions reinvested	17,015	179,342	212,644	2,334,830
Repurchased	(9,530,014)	(102,856,023)	(27,208,473)	(286,302,745)
Net decrease	(3,452,287)	($36,488,009)	(6,114,641)	($62,740,740)
Class R6 shares
Sold	69,824	$750,000	438,249	$4,518,534
Distributions reinvested	248	2,624	156	1,721
Repurchased	—	—	(11,725)	(120,561)
Net increase	70,072	$752,624	426,680	$4,399,694
Class NAV shares
Sold	99,426	$1,086,458	589,404	$6,096,924
Distributions reinvested	7,811	82,720	96,754	1,066,230
Repurchased	(2,211,227)	(23,914,773)	(4,308,604)	(46,634,705)
Net decrease	(2,103,990)	($22,745,595)	(3,622,446)	($39,471,551)
Total net decrease	(6,884,168)	($73,194,848)	(7,939,553)	($82,821,789)

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       49

Affiliates of the fund owned 100% of shares of the fund of Class NAV on April 30, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $452,932,312 and $521,971,749, respectively, for the six months ended April 30, 2017. Purchases to cover shorts and proceeds from short sales, amounted to $325,828,349 and $205,774,990, respectively, for the six months ended April 30, 2017.

Note 8 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2017, funds within the John Hancock group of funds complex held 31.0% of the fund's net assets. The following affiliated funds owned 5% or more of the fund's net assets:

Fund name	Affiliated concentration
John Hancock Funds II Alternative Asset Allocation Portfolio	11.1%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	6.9%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	6.5%

Note 10 — New rule issuance

In October 2016, the Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The Commission is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       50

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company LLP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       51

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Seaport Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF368614	437SA 4/17 6/17

John Hancock

Enduring Assets Fund

Semiannual report 4/30/17

A message to shareholders

Dear shareholder,

International equity markets rallied sharply in recent months, buoyed by a combination of stronger economic growth, a rebound in corporate earnings, and mostly low inflation. Strengthening currencies relative to the U.S. dollar also helped boost returns in several areas. Adding to the market's momentum, in a year of key European elections, investors have been encouraged by the rejection of candidates with potentially trade-inhibiting agendas; for example, the recent victory of moderate French presidential candidate Emmanuel Macron has been well received by the markets. While it is still possible for this sentiment to shift in the months ahead, the risk of political uncertainty in Europe appears to be diminishing.

Regardless of what happens in the political sphere, stocks globally are enjoying the support of strengthening fundamentals on many fronts. Equity markets outside the United States today have the added attraction of relatively favorable valuations.

Just as John Hancock Investments regularly monitors the risks taken by the portfolio teams managing our funds, it is prudent to periodically check in with your financial advisor to ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Enduring Assets Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
14	Financial statements
17	Financial highlights
22	Notes to financial statements
30	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/17 (%)

Class A shares (without sales charge)
MSCI AC World Index
Morningstar infrastructure fund category average
12.06
5.14
7.76
15.77
6.90
9.87
3.73
5.86
3.65
5.55
6.70
6 month (cumulative)
1 year
3 year
Since inception (12/20/13)

The MSCI AC World Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

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PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Global equities rallied during the period

Accelerating economic growth and rising investor optimism propelled the fund's benchmark, the MSCI AC World Index, to a gain of 12.06%.

The fund underperformed its benchmark

At a time of elevated investor risk appetites, overweight positions in the utilities, real estate, energy, and telecommunication services sectors detracted from performance.

Geographic weightings also affected results

The fund's overweight position in certain international markets was an additional headwind.

SECTOR COMPOSITION AS OF 4/30/17 (%)

A note about risks

Since the fund is not managed to track a benchmark, its multiple strategies and focus on investments in certain sectors may lead it to lag broad market rallies. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused on one sector may fluctuate more widely than investments diversified across sectors. Master limited partnerships and other energy companies are susceptible to changes in energy and commodity prices. Natural resource investments are subject to political and regulatory developments and the uncertainty of exploration. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Real estate investment trusts may decline in value, just like direct ownership of real estate. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       3

Discussion of fund performance

An interview with Portfolio Manager G. Thomas Levering, Wellington Management Company LLP

G. Thomas Levering
Portfolio Manager
Wellington Management Company LLP

How would you describe the market environment during the six months ended April 30, 2017?

The fund's benchmark, the MSCI AC World Index, surged 12.06% for the reporting period, reflecting the continued improvement in the global investment backdrop. Economic growth accelerated across the globe, with the developed international and emerging markets moving into expansion mode after a long interval of relative dormancy compared with the United States. Stocks were further aided by the Republican sweep of the U.S. elections, which raised hopes for reductions in both taxes and regulation. In addition, concerns about European political risk, commodity prices, and the outlook for China's economy largely faded as the period progressed.

This set of circumstances translated to relative strength for financial stocks, which tend to outperform when interest rates are expected to rise. Growth-oriented sectors such as information technology and healthcare outpaced the broader market as well. Conversely, higher-dividend segments lagged amid investors' expanding appetite for risk, weighing on the relative performance of utility, real estate, and telecommunication service stocks. Energy also trailed the index return, reflecting concerns about the potential for higher-than-expected oil supply.

Can you review your investment approach?

We invest the fund in companies with physical assets that have very long economic lives, typically measured in decades. These assets tend to have a built-in competitive advantage because they produce attractive returns that are set by regulations or long-term contracts. Examples include electric, gas, and water networks; power generation plants; oil and gas pipelines; and transportation infrastructure; as well as the real estate, telecommunications, and natural resources sectors. Our primary valuation metric is intrinsic return, a measure of annualized value creation that evaluates companies based on their free cash flow, the net present value of their investments, and the net present value of their pricing power.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       4

"... the positive tone of global equity markets led to reduced demand for companies with assets that provide a greater margin of long-term safety."

How did the fund's broader positioning affect its results?

Our bottom-up approach translated to above-average weightings in utilities, telecommunication services, energy infrastructure stocks, and real estate investment trusts. This positioning detracted from relative performance during the period. Generally speaking, the positive tone of global equity markets led to reduced demand for companies with assets that provide a greater margin of long-term safety. The fund's results were also hurt by significant exposure to the international markets, given the United States' meaningful outperformance.

Despite the fund's recent performance shortfall, we are encouraged that the companies in the portfolio continued to increase their earnings, cash flow, and dividends. While market fluctuations can lead to variations in the fund's short-term results versus the index, we believe the collective intrinsic return of the fund's investments is consistent with our objective of attractive absolute returns and longer-term outperformance.

Which individual stocks hurt and helped the fund's performance?

BT Group PLC, a U.K. telecommunication services holding company, was the largest detractor. The stock lost ground following the company's announcement that overstated profits in its Italian business unit will have a larger-than-expected negative impact on future earnings. However, we kept the fund invested in BT Group based on our view that the company has a solid balance sheet, a strong position in its main domestic market, and multiple avenues through which to grow free cash flow.

TOP 10 HOLDINGS AS OF 4/30/17 (%)

UGI Corp.	5.5
NextEra Energy, Inc.	4.7
Iberdrola SA	4.3
NTT DOCOMO, Inc.	4.1
TransCanada Corp.	4.1
American Tower Corp.	4.0
Equity LifeStyle Properties, Inc.	3.8
Avangrid, Inc.	3.8
Comcast Corp., Class A	3.6
Sempra Energy	3.6
TOTAL	41.5
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       5

"Consistent with the long-term nature of the underlying assets owned by the fund's portfolio holdings, we maintained a low-turnover approach."

Shares of the Luxembourg-based communications satellite owner and operator SES SA declined due to concerns about the sustainability of its business and volatility in the broader satellite market. We believe SES SA has valuable assets that are not vulnerable to material competitive threats, and we see upside potential in its stock price. NTT DOCOMO, Inc. also weighed on the fund's results. We view the weakness as transitory given that the company is well positioned in a market best defined as an oligopoly.

Comcast Corp. was a leading contributor to performance during the period. Comcast shares gained after posting earnings that were above consensus expectations. Shares of the airport operator Flughafen Zuerich AG also rallied, thanks to its robust operating performance. Specifically, the company's aviation division generated higher-than-expected earnings, which offset some weakness in its energy and consulting business. Vinci SA, a French engineering and construction company that traded higher on news that it had won a contract for the expansion of Paris's metro, also had a favorable effect on fund performance.

What are some of the changes you made to the fund's portfolio?

Consistent with the long-term nature of the underlying assets owned by the fund's holdings, we maintained a low-turnover approach. We purchased shares of the France-based utility Engie SA due to its favorable valuation and intrinsic return profile. Engie appeared to have excessive execution risk embedded in its valuation due to the company's debt levels and history of involvement in merger-and-acquisition deals, as well as its exposure to the energy exploration and production

TOP 10 COUNTRIES AS OF 4/30/17 (%)

United States	29.0
Hong Kong	12.1
Canada	10.5
United Kingdom	9.2
China	6.2
Japan	5.6
Italy	5.5
France	4.5
Germany	4.4
Spain	4.3
TOTAL	91.3
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       6

business. We believe the company is more likely to sell its exploration and production operation and focus on organic growth, derisking its balance sheet, and developing business areas with higher returns on capital than it is to engage in an expensive acquisition.

The European utilities Suez and Italgas SpA represented our largest sales from the portfolio. Suez, a France-based water utility, announced that it would acquire a 70% stake in GE Water in a joint venture with Caisse de Depot et Placement du Quebec. With the added leverage and likely low returns of this transaction, combined with a lack of apparent synergies, the stock became increasingly less compelling relative to other opportunities. Italgas, an Italy-based gas utility focused on natural gas distribution, was a company we acquired in a spin-off from its parent, Snam SpA. Italgas rallied in the first quarter, which prompted us to eliminate the position in favor of other opportunities, but we maintained the position in Snam.

MANAGED BY

G. Thomas Levering On the fund since 2013 Investing since 1993

The views expressed in this report are exclusively those of G. Thomas Levering, Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2017

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	1.55	3.95	-0.11	13.91
Class C2	5.10	4.86	3.72	17.30
Class I3	7.15	5.83	5.22	20.99
Class R6[3]	7.32	5.99	5.34	21.58
Class NAV[3]	7.32	6.01	5.34	21.67
Index†	15.77	6.70	12.06	24.35

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.68	2.38	1.37	1.28	1.26
Net (%)	1.48	2.18	1.17	1.08	1.06

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI AC World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Enduring Assets Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI AC World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	12-20-13	11,730	11,730	12,435
Class I3	12-20-13	12,099	12,099	12,435
Class R6[3]	12-20-13	12,158	12,158	12,435
Class NAV[3]	12-20-13	12,167	12,167	12,435

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The MSCI AC World Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-20-13
2	Class C shares were first offered on 5-16-14. The returns prior to this date are those of Class NAV shares, which have lower expenses than Class C. Had the returns reflected Class C expenses, returns would be lower.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2016	Ending value on 4-30-2017	Expenses paid during period ended 4-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,051.40	$7.58	1.49%
	Hypothetical example for comparison purposes	1,000.00	1,017.40	7.45	1.49%
Class C	Actual expenses/actual returns	1,000.00	1,047.20	11.07	2.18%
	Hypothetical example for comparison purposes	1,000.00	1,014.00	10.89	2.18%
Class I	Actual expenses/actual returns	1,000.00	1,052.20	5.70	1.12%
	Hypothetical example for comparison purposes	1,000.00	1,019.20	5.61	1.12%
Class R6	Actual expenses/actual returns	1,000.00	1,053.40	5.45	1.07%
	Hypothetical example for comparison purposes	1,000.00	1,019.50	5.36	1.07%
Class NAV	Actual expenses/actual returns	1,000.00	1,053.40	5.40	1.06%
	Hypothetical example for comparison purposes	1,000.00	1,019.50	5.31	1.06%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       11

Fund's investments

As of 4-30-17 (unaudited)
	Shares	Value
Common stocks 95.7%		$107,322,347
(Cost $90,940,719)
Canada 10.5%		11,740,165
Canadian National Railway Company	52,464	3,792,259
Enbridge, Inc.	82,117	3,403,750
TransCanada Corp.	97,870	4,544,156
China 6.2%		6,920,557
China Longyuan Power Group Corp., Ltd., H Shares	3,986,348	3,064,797
ENN Energy Holdings, Ltd.	711,279	3,855,760
France 4.5%		5,035,445
Engie SA	89,795	1,266,113
Vinci SA	44,221	3,769,332
Germany 4.4%		4,972,041
E.ON SE	432,883	3,374,490
Innogy SE (S)	43,445	1,597,551
Hong Kong 12.1%		13,557,258
Beijing Enterprises Holdings, Ltd.	595,510	2,906,822
Cheung Kong Infrastructure Holdings, Ltd.	425,423	3,724,417
Guangdong Investment, Ltd.	2,460,106	3,805,237
Power Assets Holdings, Ltd.	346,981	3,120,782
Italy 5.5%		6,122,980
Enel SpA	748,298	3,557,546
Snam SpA	580,669	2,565,434
Japan 5.6%		6,266,004
NTT DOCOMO, Inc.	188,895	4,570,704
Osaka Gas Company, Ltd.	452,898	1,695,300
Luxembourg 1.4%		1,610,001
SES SA	73,662	1,610,001
Spain 4.3%		4,782,557
Iberdrola SA	665,282	4,782,557
Switzerland 3.0%		3,411,444
Flughafen Zuerich AG	15,480	3,411,444
United Kingdom 9.2%		10,362,828
BT Group PLC	830,582	3,276,597
National Grid PLC	86,147	1,115,453
Severn Trent PLC	116,767	3,515,026
SSE PLC	136,322	2,455,752

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       12

	Shares	Value
United States 29.0%		$32,541,067
American Tower Corp.	35,351	4,452,105
Avangrid, Inc.	97,686	4,249,341
Comcast Corp., Class A	104,286	4,086,968
Equity LifeStyle Properties, Inc.	52,745	4,267,598
NextEra Energy, Inc.	39,785	5,313,685
Sempra Energy	35,896	4,056,966
UGI Corp.	121,898	6,114,404
	Par value^	Value
Short-term investments 3.5%		$4,000,000
(Cost $4,000,000)
Repurchase agreement 3.5%		4,000,000
Royal Bank of Scotland Tri-Party Repurchase Agreement dated 4-28-17 at 0.780% to be repurchased at $4,000,260 on 5-1-17, collateralized by $4,015,000 U.S. Treasury Notes, 2.250% due 11-30-17 (valued at $4,080,204, including interest)	4,000,000	4,000,000
Total investments (Cost $94,940,719)† 99.2%		$111,322,347
Other assets and liabilities, net 0.8%		$841,608
Total net assets 100.0%		$112,163,955

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $96,459,933. Net unrealized appreciation aggregated to $14,862,414, of which $19,048,331 related to appreciated investment securities and $4,185,917 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       13

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-17 (unaudited)

Assets
Investments, at value (Cost $94,940,719)	$111,322,347
Cash	99,220
Foreign currency, at value (Cost $330,002)	329,697
Receivable for investments sold	366,994
Dividends and interest receivable	150,698
Receivable for securities lending income	39
Other receivables and prepaid expenses	35,689
Total assets	112,304,684
Liabilities
Payable for investments purchased	111,585
Payable to affiliates
Accounting and legal services fees	5,298
Transfer agent fees	522
Trustees' fees	37
Other liabilities and accrued expenses	23,287
Total liabilities	140,729
Net assets	$112,163,955
Net assets consist of
Paid-in capital	$98,945,573
Undistributed net investment income	360,207
Accumulated net realized gain (loss) on investments and foreign currency transactions	(3,519,878)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	16,378,053
Net assets	$112,163,955

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($4,183,238 ÷ 367,363 shares)[1]	$11.39
Class C ($581,815 ÷ 51,469 shares)[1]	$11.30
Class I ($342,625 ÷ 30,048 shares)	$11.40
Class R6 ($1,246,366 ÷ 109,129 shares)	$11.42
Class NAV ($105,809,911 ÷ 9,265,132 shares)	$11.42
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.99

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       14

STATEMENT OF OPERATIONS  For the six months ended 4-30-17 (unaudited)

Investment income
Dividends	$1,646,578
Interest	10,932
Securities lending	264
Less foreign taxes withheld	(78,721)
Total investment income	1,579,053
Expenses
Investment management fees	615,726
Distribution and service fees	7,673
Accounting and legal services fees	12,929
Transfer agent fees	2,777
Trustees' fees	1,036
State registration fees	23,768
Printing and postage	12,938
Professional fees	19,707
Custodian fees	16,257
Other	5,306
Total expenses	718,117
Less expense reductions	(116,309)
Net expenses	601,808
Net investment income	977,245
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,005,492)
Affiliated investments	97
(1,005,395)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	5,391,754
5,391,754
Net realized and unrealized gain	4,386,359
Increase in net assets from operations	$5,363,604

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-17	Year ended 10-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$977,245	$2,791,642
Net realized loss	(1,005,395)	(1,065,898)
Change in net unrealized appreciation (depreciation)	5,391,754	2,628,891
Increase in net assets resulting from operations	5,363,604	4,354,635
Distributions to shareholders
From net investment income
Class A	(17,175)	(49,252)
Class C	(964)	(5,851)
Class I	(2,060)	(52,182)
Class R6	(8,541)	(9,502)
Class NAV	(778,586)	(2,518,747)
Total distributions	(807,326)	(2,635,534)
From fund share transactions	(15,092,880)	(21,666,868)
Total decrease	(10,536,602)	(19,947,767)
Net assets
Beginning of period	122,700,557	142,648,324
End of period	$112,163,955	$122,700,557
Undistributed net investment income	$360,207	$190,288

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       16

Financial highlights

Class A Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14[2]
Per share operating performance
Net asset value, beginning of period	$10.89		$10.70	$10.99	$10.00
Net investment income[3]	0.07		0.19	0.10	0.10	[4]
Net realized and unrealized gain (loss) on investments	0.49		0.20	(0.17)	0.98
Total from investment operations	0.56		0.39	(0.07)	1.08
Less distributions
From net investment income	(0.06)		(0.20)	(0.22)	(0.09)
Net asset value, end of period	$11.39		$10.89	$10.70	$10.99
Total return (%)[5,6]	5.14	[7]	3.64	(0.69)	10.80	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$4		$3	$5	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70	[8]	1.75	1.85	2.28	[8]
Expenses including reductions	1.49	[8]	1.68	1.83	1.90	[8]
Net investment income	1.40	[8]	1.79	0.95	1.10	[4,8]
Portfolio turnover (%)	5		35	35	17

1	Six months ended 4-30-17. Unaudited.
2	Period from 12-20-13 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.15 and 1.39%, respectively.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the period.
7	Not annualized.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       17

Class C Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14[2]
Per share operating performance
Net asset value, beginning of period	$10.81		$10.64	$11.00	$10.80
Net investment income (loss)[3]	0.03		0.12	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.48		0.19	(0.14)	0.28
Total from investment operations	0.51		0.31	(0.17)	0.26
Less distributions
From net investment income	(0.02)		(0.14)	(0.19)	(0.06)
Net asset value, end of period	$11.30		$10.81	$10.64	$11.00
Total return (%)[4,5]	4.72	[6]	2.94	(1.58)	2.43	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	— [7]	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.39	[8]	2.45	3.18	3.49	[8]
Expenses including reductions	2.18	[8]	2.36	2.60	2.60	[8]
Net investment income (loss)	0.65	[8]	1.11	(0.29)	(0.40	) [8]
Portfolio turnover (%)	5		35	35	17	[9]

1	Six months ended 4-30-17. Unaudited.
2	The inception date for Class C shares is 5-16-14.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the period.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 12-20-13 to 10-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
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Class I Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14[2]
Per share operating performance
Net asset value, beginning of period	$10.91		$10.71	$11.00	$10.00
Net investment income[3]	0.06		0.24	0.14	0.24	[4]
Net realized and unrealized gain (loss) on investments	0.51		0.18	(0.19)	0.87
Total from investment operations	0.57		0.42	(0.05)	1.11
Less distributions
From net investment income	(0.08)		(0.22)	(0.24)	(0.11)
Net asset value, end of period	$11.40		$10.91	$10.71	$11.00
Total return (%)[5]	5.22	[6]	3.98	(0.44)	11.07
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	$4	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32	[8]	1.44	6.36	15.29	[8]
Expenses including reductions	1.12	[8]	1.26	1.52	1.60	[8]
Net investment income	1.03	[8]	2.21	1.26	2.58	[4,8]
Portfolio turnover (%)	5		35	35	17

1	Six months ended 4-30-17. Unaudited.
2	Period from 12-20-13 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.15 and 1.39%, respectively.
5	Total returns would have been lower had certain expenses not been reduced during the period.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       19

Class R6 Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14[2]
Per share operating performance
Net asset value, beginning of period	$10.92		$10.72	$11.00	$10.00
Net investment income[3]	0.10		0.25	0.16	0.29	[4]
Net realized and unrealized gain (loss) on investments	0.48		0.18	(0.18)	0.82
Total from investment operations	0.58		0.43	(0.02)	1.11
Less distributions
From net investment income	(0.08)		(0.23)	(0.26)	(0.11)
Net asset value, end of period	$11.42		$10.92	$10.72	$11.00
Total return (%)[6]	5.34	[7]	4.08	(0.22)	11.13	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	— [5]	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28	[8]	1.35	7.86	20.14	[8]
Expenses including reductions	1.07	[8]	1.18	1.34	1.50	[8]
Net investment income	1.79	[8]	2.29	1.46	3.15	[4,8]
Portfolio turnover (%)	5		35	35	17

1	Six months ended 4-30-17. Unaudited.
2	Period from 12-20-13 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.15 and 1.39%, respectively.
5	Less than $500,000.
6	Total returns would have been lower had certain expenses not been reduced during the period.
7	Not annualized.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       20

Class NAV Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14[2]
Per share operating performance
Net asset value, beginning of period	$10.92		$10.72	$11.01	$10.00
Net investment income[3]	0.09		0.24	0.15	0.28	[4]
Net realized and unrealized gain (loss) on investments	0.49		0.19	(0.18)	0.85
Total from investment operations	0.58		0.43	(0.03)	1.13
Less distributions
From net investment income	(0.08)		(0.23)	(0.26)	(0.12)
Net asset value, end of period	$11.42		$10.92	$10.72	$11.01
Total return (%)[5]	5.34	[6]	4.09	(0.28)	11.28	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$106		$113	$137	$149
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	[7]	1.33	1.35	1.38	[7]
Expenses including reductions	1.06	[7]	1.26	1.34	1.37	[7]
Net investment income	1.77	[7]	2.21	1.41	3.03	[4,7]
Portfolio turnover (%)	5		35	35	17

1	Six months ended 4-30-17. Unaudited.
2	Period from 12-20-13 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.15 and 1.39%, respectively.
5	Total returns would have been lower had certain expenses not been reduced during the period.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Enduring Assets Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2

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includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017, by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Canada	$11,740,165	$11,740,165	—	—
China	6,920,557	—	$6,920,557	—
France	5,035,445	—	5,035,445	—
Germany	4,972,041	—	4,972,041	—
Hong Kong	13,557,258	—	13,557,258	—
Italy	6,122,980	—	6,122,980	—
Japan	6,266,004	—	6,266,004	—
Luxembourg	1,610,001	—	1,610,001	—
Spain	4,782,557	—	4,782,557	—
Switzerland	3,411,444	—	3,411,444	—
United Kingdom	10,362,828	—	10,362,828	—
United States	32,541,067	32,541,067	—	—
Short-term investments	4,000,000	—	4,000,000	—
Total investments in securities	$111,322,347	$44,281,232	$67,041,115	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income,

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net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2017 were $1,446.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       24

assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of October 31, 2016, the fund has a short-term capital loss carryforward of $573,042 and a long-term capital loss carryforward of $422,227 available to offset future net realized capital gains. These carryforwards do not expire.

As of October 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 1.100% of the first $250 million of the fund's average daily net assets; and (b) 1.050% of the fund's average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       25

participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2017, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor contractually agreed to reduce its management fee by an annual rate of 0.20% of the fund's average daily net assets. This agreement expires on February 28, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that is appropriate under the circumstances at that time.

Prior to March 1, 2017, the Advisor had contractually agreed to limit the fund's total expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees to 2.60% for Class C shares of the fund's average daily net assets.

Prior to March 1, 2017, the Advisor had contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets.

For the six months ended April 30, 2017, the expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$3,478	Class R6	$1,268
Class C	555	Class NAV	110,377
Class I	631	Total	$116,309

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2017 were equivalent to a net annual effective rate of 0.89% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $18,392 for the six months ended April 30, 2017. Of this amount, $2,895 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $14,356 was paid as sales commissions to broker-dealers and $1,141 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       26

to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2017, there were no CDSCs received by the Distributor for Class A and Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$5,004	$2,031
Class C	2,669	326
Class I	—	328
Class R6	—	92
Class NAV	—	—
Total	$7,673	$2,777

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2017 and for the year ended October 31, 2016 were as follows:

		Six months ended 4-30-17		Year ended 10-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	157,154	$1,705,245	156,582	$1,734,143
Distributions reinvested	1,589	17,175	4,430	47,819
Repurchased	(73,610)	(789,827)	(348,677)	(3,504,321)
Net increase (decrease)	85,133	$932,593	(187,665)	($1,722,359)
Class C shares
Sold	7,306	$79,215	29,765	$325,988
Distributions reinvested	63	670	472	5,082
Repurchased	(10,680)	(111,676)	(6,126)	(65,532)
Net increase (decrease)	(3,311)	($31,791)	24,111	$265,538

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       27

		Six months ended 4-30-17		Year ended 10-31-16
	Shares	Amount	Shares	Amount
Class I shares
Sold	11,726	$127,891	402,597	$4,539,057
Distributions reinvested	119	1,305	4,544	49,952
Repurchased	(386,019)	(3,932,559)	(14,967)	(165,969)
Net increase (decrease)	(374,174)	($3,803,363)	392,174	$4,423,040
Class R6 shares
Sold	—	—	97,778	$1,100,000
Distributions reinvested	718	7,755	633	7,164
Net increase	718	$7,755	98,411	$1,107,164
Class NAV shares
Sold	298,819	$3,170,516	441,626	$4,752,625
Distributions reinvested	72,216	778,586	233,765	2,518,747
Repurchased	(1,491,507)	(16,147,176)	(3,074,878)	(33,011,623)
Net decrease	(1,120,472)	($12,198,074)	(2,399,487)	($25,740,251)
Total net decrease	(1,412,106)	($15,092,880)	(2,072,456)	($21,666,868)

Affiliates of the fund owned 33%, 9% and 100% of shares of the fund of Class I, Class R6 and Class NAV shares, respectively, on April 30, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $5,854,128 and $20,938,461, respectively, for the six months ended April 30, 2017.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2017, funds within the John Hancock group of funds complex held 94.3% of the fund's net assets. The following affiliated funds owned 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	48.1%
John Hancock Funds II Alternative Asset Allocation Portfolio	28.4%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	17.8%

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       28

Note 9 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       29

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company LLP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       30

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Enduring Assets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF368603	438SA 4/17 6/17

John Hancock

Small Cap Core Fund

Semiannual report 4/30/17

John Hancock
Small Cap Core Fund

2	Portfolio summary
4	Your expenses
6	Fund's investments
10	Financial statements
13	Financial highlights
15	Notes to financial statements
20	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       1

Portfolio summary

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

SECTOR COMPOSITION AS OF 4/30/17 (%)

A note about risks

The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Shares purchased in an initial public offering may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       2

TOP 10 HOLDINGS AS OF 4/30/17 (%)

Bio-Rad Laboratories, Inc., Class A	2.7
The Cooper Companies, Inc.	2.3
Vail Resorts, Inc.	2.1
Interface, Inc.	2.1
Univest Corp. of Pennsylvania	2.1
The Timken Company	2.0
Patterson-UTI Energy, Inc.	1.9
EPR Properties	1.9
American Assets Trust, Inc.	1.9
Retail Opportunity Investments Corp.	1.9
TOTAL	20.9
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       3

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       4

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2016	Ending value on 4-30-2017	Expenses paid during period ended 4-30-2017[1]	Annualized expense ratio
Class I	Actual expenses/actual returns	$1,000.00	$1,187.10	$5.97	1.10%
	Hypothetical example for comparison purposes	1,000.00	1,019.30	5.51	1.10%
Class NAV	Actual expenses/actual returns	1,000.00	1,188.20	5.32	0.98%
	Hypothetical example for comparison purposes	1,000.00	1,019.90	4.91	0.98%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       5

Fund's investments

As of 4-30-17 (unaudited)
	Shares	Value
Common stocks 97.5%		$129,886,842
(Cost $99,934,619)
Consumer discretionary 11.3%		15,081,658
Auto components 1.8%
Tenneco, Inc.	37,253	2,348,057
Hotels, restaurants and leisure 2.1%
Vail Resorts, Inc.	14,361	2,838,595
Household durables 1.0%
Tupperware Brands Corp.	18,506	1,328,916
Leisure products 1.5%
Malibu Boats, Inc., Class A (I)	84,585	1,948,838
Media 1.8%
Cinemark Holdings, Inc.	56,755	2,451,816
Specialty retail 3.1%
Build-A-Bear Workshop, Inc. (I)	132,637	1,379,425
Lithia Motors, Inc., Class A	17,188	1,642,313
Williams-Sonoma, Inc.	21,160	1,143,698
Consumer staples 5.6%		7,395,974
Food and staples retailing 1.0%
United Natural Foods, Inc. (I)	32,307	1,341,710
Food products 2.5%
Amira Nature Foods, Ltd. (I)	269,692	1,399,701
TreeHouse Foods, Inc. (I)	21,585	1,890,846
Household products 2.1%
Central Garden & Pet Company, Class A (I)	54,789	1,930,216
Orchids Paper Products Company	34,230	833,501
Energy 2.5%		3,352,244
Energy equipment and services 2.5%
Patterson-UTI Energy, Inc.	119,771	2,592,443
Smart Sand, Inc. (I)	62,381	759,801
Financials 17.0%		22,598,271
Banks 12.8%
Access National Corp.	37,271	1,055,887
Banner Corp.	41,907	2,313,266
Brookline Bancorp, Inc.	125,549	1,826,738
Columbia Banking System, Inc.	56,919	2,248,870
ConnectOne Bancorp, Inc.	102,327	2,271,659
Hope Bancorp, Inc.	133,423	2,442,975
Park Sterling Corp.	171,920	2,114,616

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       6

	Shares	Value
Financials (continued)
Banks (continued)
Univest Corp. of Pennsylvania	91,310	$2,766,693
Capital markets 4.2%
Evercore Partners, Inc., Class A	18,496	1,364,080
Golub Capital BDC, Inc.	94,445	1,918,178
Moelis & Company, Class A	38,020	1,395,334
PennantPark Floating Rate Capital, Ltd.	63,582	879,975
Health care 15.3%		20,363,630
Biotechnology 3.2%
Emergent BioSolutions, Inc. (I)	39,324	1,176,181
Halozyme Therapeutics, Inc. (I)	54,007	752,858
MiMedx Group, Inc. (I)	90,670	1,150,602
Osiris Therapeutics, Inc. (I)	249,684	1,183,502
Health care equipment and supplies 8.4%
Globus Medical, Inc., Class A (I)	54,002	1,637,881
Integer Holdings Corp. (I)	32,020	1,176,735
Integra LifeSciences Holdings Corp. (I)	36,773	1,690,455
Merit Medical Systems, Inc. (I)	73,815	2,487,566
SeaSpine Holdings Corp. (I)	144,281	1,155,691
The Cooper Companies, Inc.	15,223	3,049,624
Life sciences tools and services 3.7%
Bio-Rad Laboratories, Inc., Class A (I)	16,629	3,629,446
PAREXEL International Corp. (I)	19,945	1,273,089
Industrials 18.7%		24,913,677
Aerospace and defense 1.0%
Esterline Technologies Corp. (I)	13,918	1,272,801
Building products 3.0%
American Woodmark Corp. (I)	22,134	2,034,115
Simpson Manufacturing Company, Inc.	46,456	1,937,680
Commercial services and supplies 7.9%
ABM Industries, Inc.	50,402	2,176,862
Copart, Inc. (I)	53,278	1,646,290
Deluxe Corp.	25,627	1,842,838
Interface, Inc.	141,996	2,825,720
UniFirst Corp.	14,466	2,013,667
Construction and engineering 1.6%
EMCOR Group, Inc.	32,592	2,142,598
Electrical equipment 1.3%
Regal Beloit Corp.	22,865	1,802,905
Machinery 2.6%
Luxfer Holdings PLC, ADR	78,412	916,636

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       7

	Shares	Value
Industrials (continued)
Machinery (continued)
The Timken Company	53,964	$2,603,763
Trading companies and distributors 1.3%
Watsco, Inc.	12,232	1,697,802
Information technology 17.4%		23,246,469
Electronic equipment, instruments and components 1.4%
AVX Corp.	113,370	1,917,087
Internet software and services 3.1%
Five9, Inc. (I)	117,539	2,144,499
LogMeIn, Inc.	17,691	1,999,083
Semiconductors and semiconductor equipment 4.6%
Integrated Device Technology, Inc. (I)	53,661	1,287,327
MKS Instruments, Inc.	24,754	1,937,001
NVE Corp.	16,440	1,338,380
ON Semiconductor Corp. (I)	114,137	1,618,463
Software 8.3%
Barracuda Networks, Inc. (I)	65,368	1,328,931
Cadence Design Systems, Inc. (I)	46,055	1,500,011
Monotype Imaging Holdings, Inc.	37,353	760,134
Nice, Ltd., ADR	26,260	1,771,237
SS&C Technologies Holdings, Inc.	54,457	2,000,750
Synchronoss Technologies, Inc. (I)	45,540	728,640
Verint Systems, Inc. (I)	36,092	1,418,416
Workiva, Inc. (I)	89,078	1,496,510
Materials 1.6%		2,193,977
Chemicals 1.6%
HB Fuller Company	41,529	2,193,977
Real estate 7.2%		9,575,386
Equity real estate investment trusts 7.2%
American Assets Trust, Inc.	59,353	2,542,089
EPR Properties	35,013	2,545,795
Retail Opportunity Investments Corp.	121,846	2,510,028
Urban Edge Properties	77,548	1,977,474
Utilities 0.9%		1,165,556
Electric utilities 0.9%
Portland General Electric Company	25,707	1,165,556
Total investments (Cost $99,934,619)† 97.5%		$129,886,842
Other assets and liabilities, net 2.5%		$3,368,513
Total net assets 100.0%		$133,255,355

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       8

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $100,487,572. Net unrealized appreciation aggregated to $29,399,270, of which $33,065,997 related to appreciated investment securities and $3,666,727 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       9

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-17 (unaudited)

Assets
Investments, at value (Cost $99,934,619)	$129,886,842
Cash	2,779,243
Receivable for investments sold	539,714
Dividends receivable	80,072
Other receivables and prepaid expenses	555
Total assets	133,286,426
Liabilities
Payable to affiliates
Accounting and legal services fees	6,170
Transfer agent fees	52
Trustees' fees	37
Other liabilities and accrued expenses	24,812
Total liabilities	31,071
Net assets	$133,255,355
Net assets consist of
Paid-in capital	$94,393,353
Undistributed net investment income	83,784
Accumulated net realized gain (loss) on investments	8,825,995
Net unrealized appreciation (depreciation) on investments	29,952,223
Net assets	$133,255,355

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class I ($585,303 ÷ 45,247 shares)	$12.94
Class NAV ($132,670,052 ÷ 10,254,353 shares)	$12.94

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       10

STATEMENT OF OPERATIONS  For the six months ended 4-30-17 (unaudited)

Investment income
Dividends	$1,040,543
Less foreign taxes withheld	(1,298)
Total investment income	1,039,245
Expenses
Investment management fees	596,866
Accounting and legal services fees	15,209
Transfer agent fees	284
Trustees' fees	1,251
Printing and postage	10,306
Professional fees	21,748
Custodian fees	8,264
Other	4,624
Total expenses	658,552
Less expense reductions	(5,098)
Net expenses	653,454
Net investment income	385,791
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	10,392,475
10,392,475
Change in net unrealized appreciation (depreciation) of
Investments	12,667,646
12,667,646
Net realized and unrealized gain	23,060,121
Increase in net assets from operations	$23,445,912

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-17	Year ended 10-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$385,791	$1,079,646
Net realized gain (loss)	10,392,475	(1,339,893)
Change in net unrealized appreciation (depreciation)	12,667,646	18,183,115
Increase in net assets resulting from operations	23,445,912	17,922,868
Distributions to shareholders
From net investment income
Class A1	—	(95)
Class I	(4,505)	(1,449)
Class NAV	(1,098,566)	(747,543)
From net realized gain
Class A1	—	(1,028)
Class I	—	(4,124)
Class NAV	—	(1,594,852)
Total distributions	(1,103,071)	(2,349,091)
From fund share transactions	(28,003,215)	(30,432,141)
Total decrease	(5,660,374)	(14,858,364)
Net assets
Beginning of period	138,915,729	153,774,093
End of period	$133,255,355	$138,915,729
Undistributed net investment income	$83,784	$801,064

1 All Class A shares were redeemed on 3-10-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       12

Financial highlights

Class I Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14[2]
Per share operating performance
Net asset value, beginning of period	$10.98		$9.85	$10.08	$10.00
Net investment income[3]	0.03		0.06	0.03	—	[4]
Net realized and unrealized gain (loss) on investments	2.02		1.21	(0.06)	0.08
Total from investment operations	2.05		1.27	(0.03)	0.08
Less distributions
From net investment income	(0.09)		(0.04)	—	—
From net realized gain	—		(0.10)	(0.20)	—
Total distributions	(0.09)		(0.14)	(0.20)	—
Net asset value, end of period	$12.94		$10.98	$9.85	$10.08
Total return (%)[5]	18.71	[6]	13.18	(0.35)	0.80	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	[8]	1.09	1.09	1.12	[8]
Expenses including reductions	1.10	[8]	1.09	1.09	1.11	[8]
Net investment income (loss)	0.52	[8]	0.60	0.28	(0.03	) [8]
Portfolio turnover (%)	21		59	68	59

1	Six months ended 4-30-17. Unaudited.
2	Period from 12-20-13 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       13

Class NAV Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14[2]
Per share operating performance
Net asset value, beginning of period	$10.98		$9.85	$10.09	$10.00
Net investment income[3]	0.04		0.07	0.04	—	[4]
Net realized and unrealized gain (loss) on investments	2.02		1.21	(0.07)	0.09
Total from investment operations	2.06		1.28	(0.03)	0.09
Less distributions
From net investment income	(0.10)		(0.05)	(0.01)	—
From net realized gain	—		(0.10)	(0.20)	—
Total distributions	(0.10)		(0.15)	(0.21)	—
Net asset value, end of period	$12.94		$10.98	$9.85	$10.09
Total return (%)[5]	18.82	[6]	13.21	(0.23)	0.90	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$133		$138	$153	$169
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	[7]	0.98	0.98	1.00	[7]
Expenses including reductions	0.98	[7]	0.97	0.97	0.99	[7]
Net investment income	0.58	[7]	0.74	0.37	0.04	[7]
Portfolio turnover (%)	21		59	68	59

1	Six months ended 4-30-17. Unaudited.
2	Period from 12-20-13 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       14

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Small Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2017, all investments are categorized as Level 1 under the hierarchy described above.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       15

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2017, were $1,468.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of October 31, 2016, the fund has a short-term capital loss carryfoward of $667,020 and a long-term capital loss carryforward of $346,507 available to offset future net realized capital gains. These carryforwards as of October 31, 2016, do not expire.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       16

As of October 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.900% of the first $500 million of the fund's aggregate average daily net assets (together with the assets of any other applicable fund identified in the advisory agreement), (b) 0.850% of the next $500 million of the fund's aggregate average daily net assets, and (c) 0.800% of the fund's aggregate average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2017, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above amounted to $20 and $5,078 for Class I and Class NAV shares, respectively, for the six months ended April 30, 2017

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2017 were equivalent to a net annual effective rate of 0.89% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       17

the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2017 were:

Class	Transfer agent fees
Class I	$284

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2017 and for the year ended October 31, 2016 were as follows:

		Six months ended 4-30-17		Year ended 10-31-16
	Shares	Amount	Shares	Amount
Class A shares[1]
Repurchased	—	—	(10,000)	($92,610)
Net increase (decrease)	—	—	(10,000)	($92,610)
Class I shares
Sold	14,445	$184,751	20,276	$190,269
Distributions reinvested	369	4,505	431	4,184
Repurchased	(20,394)	(250,045)	(10,000)	(93,000)
Net increase (decrease)	(5,580)	($60,789)	10,707	$101,453
Class NAV shares
Sold	19,040	$236,895	21,513	$204,403
Distributions reinvested	90,046	1,098,566	241,484	2,342,395
Repurchased	(2,455,371)	(29,277,887)	(3,218,809)	(32,987,782)
Net decrease	(2,346,285)	($27,942,426)	(2,955,812)	($30,440,984)
Total net decrease	(2,351,865)	($28,003,215)	(2,955,105)	($30,432,141)

1All Class A shares were redeemed on 3-10-16.

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on April 30, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       18

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $26,565,748 and $53,993,550, respectively, for the six months ended April 30, 2017.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2017, funds within the John Hancock group of funds complex held 99.6% of the fund's net assets. The following affiliated funds owned 5% or more of the fund's net assets:

Fund	Affliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	48.3%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	29.5%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	21.8%

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       19

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       20

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Small Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
445SA 4/17 6/17

John Hancock

Value Equity Fund

Semiannual report 4/30/17

A message to shareholders

Dear shareholder,

U.S. stocks and the credit segments of the bond market rallied sharply over the past six months, with several indexes reaching all-time highs before pulling back in the first half of April. In some ways, this recent pause wasn't surprising: Much of the fuel for the rally had been investor optimism over the Trump administration's ability to implement pro-growth policies that would boost economic expansion. Instead, the new administration has struggled with a series of controversies, and investors seem to be waiting for policy to catch up with expectations before bidding asset prices up further.

Regardless of what happens in Washington, asset prices in the United States enjoy the support of solid economic growth, low inflation, and rising levels of employment. Potential headwinds include high valuations—particularly when compared with foreign stocks—and any sustained increase in political uncertainty. Just as John Hancock Investments regularly monitors the risks taken by the portfolio teams managing our funds, it is prudent to periodically check in with your financial advisor to ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Value Equity Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
24	Notes to financial statements
31	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks capital appreciation over the long term.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/17 (%)

Class A shares (without sales charge)
Russell 1000 Value Index
Morningstar large value fund category average
14.30
11.69
12.08
17.50
16.55
15.85
6.61
7.20
6 month
(cumulative)
1 year
Since inception
(6/26/14)

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

U.S. stocks rose sharply

An unexpected result in the U.S. presidential election propelled the U.S. equity market higher based on expectations of pro-growth policies from the new administration.

Stock selection fueled outperformance

The fund outpaced its benchmark, the Russell 1000 Value Index, thanks to strong stock selection in the consumer discretionary, financials, and materials sectors.

Industrials and energy detracted

Security selection in the industrials and energy sectors detracted from relative results.

SECTOR COMPOSITION AS OF 4/30/17 (%)

A note about risks

Large company stocks could fall out of favor and the stock prices of small and midsize companies may be more volatile and less liquid than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investing in foreign securities may entail the risk of currency fluctuations or heightened economic and political instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       3

Discussion of fund performance

An interview with Portfolio Manager Mark Giambrone, Barrow, Hanley, Mewhinney & Strauss, LLC

Mark Giambrone
Portfolio Manager
Barrow, Hanley, Mewhinney &Strauss

Can you describe the equity market environment during the six months ended April 30, 2017?

U.S. stocks posted robust returns for the six-month period, extending the current bull market into its ninth year—the second-longest bull market since 1926. The equity market rally began following the surprising outcome of the U.S. presidential election, which created a buildup of investor expectations around growth initiatives and regulatory reform from the new presidential administration. The market remained on an upward trajectory despite two short-term interest-rate hikes by the U.S. Federal Reserve and some setbacks for the new administration that suggested change will prove more difficult than expected.

For the six-month period, the broad S&P 500 Index returned 13.32%, while the fund's benchmark, the Russell 1000 Value Index, returned 11.69%. Value shares underperformed as growth-oriented, economically sensitive sectors—including financials, industrials, materials, and information technology—led the market's advance. In contrast, defensive segments—such as utilities, telecommunication services, and real estate—underperformed after leading the market in 2015 and much of 2016.

How did the fund perform compared with its benchmark?

The fund produced a strong return and outpaced its benchmark. Our emphasis on individual stock selection became an important differentiator of performance in a changing fiscal and monetary policy environment, which created opportunities for our fundamental value investment process. Stock selection was especially strong in the consumer discretionary, financials, and materials sectors of the fund.

Can you give some examples?

In the consumer discretionary sector, the leading contributors were cruise ship operators Norwegian Cruise Line Holdings, Ltd., Royal Caribbean Cruises, Ltd., and Carnival Corp. All three stocks rebounded after a challenging 2016 as concerns about price competition in China dissipated. Pricing and bookings in China remained robust and should be additive to earnings for cruise line operators as China is considerably more profitable than any other region of the world. Given a

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       4

strong pricing environment, slowing global capacity growth, and rising free cash flow, we expect to see better earnings and improving valuations for these stocks.

Student lender SLM Corp. was the top contributor to performance in the financials sector. SLM is a leader in the private education loan industry, with a market share greater than 50%. After struggling with concerns about student lending reform prior to the U.S. presidential election, the stock recovered sharply during the reporting period as these concerns abated. Private lenders are expected to play a greater role in the student lending market going forward, and SLM's profitability is the highest in its industry. Furthermore, nearly all of SLM's loans have floating interest rates, so the company is poised to benefit from higher interest rates.

The most notable contributor in the materials sector was agricultural chemicals producer FMC Corp. The stock rallied in response to a planned asset swap with E.I. du Pont de Nemours and Company (another portfolio holding). FMC agreed to exchange its health and nutrition business for certain crop chemical businesses. The asset swap will have an immediate positive impact on FMC's earnings and result in a more focused company.

Shifting gears, what holdings detracted from relative performance?

One of the most significant detractors was generic drugmaker Teva Pharmaceutical Industries, Ltd. Anemic profit growth and a change in top management put downward pressure on the stock, as did continuing concerns about the loss of patent protection on multiple sclerosis medication COPAXONE, which is Teva's largest brand and profit center. Meanwhile, the company has fully consummated a major acquisition of a competitor's generic drug business and won FDA approval for a new and highly anticipated drug. Teva's valuation has become increasingly attractive, and we remain positive on the stock.

Another detractor from the healthcare sector was Express Scripts Holding Company, the largest pharmacy benefits management company in the United States. Pharmacy benefits management has increasingly become an integral part of the healthcare supply chain, especially in terms of controlling costs. Express Scripts is a market share leader in a drug distribution industry in which

COUNTRY COMPOSITION AS OF 4/30/17 (%)

United States	89.7
United Kingdom	3.8
Ireland	2.2
France	1.1
Germany	1.1
Israel	1.1
Bermuda	1.0
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       5

economies of scale are an important barrier to entry. The weakness in the stock resulted primarily from ongoing concerns about drug pricing, a contract dispute with a healthcare provider, and a recent contract loss. With the company's strong market positioning and discounted valuation, the stock remains attractive.

Outside of the healthcare sector, Fairmount Santrol Holdings, Inc., a supplier of sand for hydraulic fracturing, or fracking, of oil and gas wells, was a noteworthy detractor. Concerns about excess supply, as several sand companies announced plans to increase their production capacity, weighed on the stock. Nonetheless, energy exploration and production companies continue to expand budgets for longer horizontal drilling and increased sand loads for fracking. Expectations of record demand in 2017 and Fairmount's ability to garner additional market share should be favorable for performance going forward.

What changes did you make to the portfolio?

With the major market indexes making new highs, we sold a number of portfolio holdings that reached our estimate of fair value. These included power systems manufacturer Eaton Corp. PLC, engineering firm KBR, Inc., energy producer Marathon Petroleum Corp., regional bank Fifth Third Bancorp, aerospace and defense contractor Raytheon Company, tobacco producer Reynolds American, Inc., agricultural machinery manufacturer Deere & Company, and financial services provider Ameriprise Financial, Inc.

New additions during the reporting period included oil and gas producer Kosmos Energy Ltd., home improvement retailer Lowe's Companies, Inc., consumer products maker Newell Brands, Inc., chemicals producer E.I. du Pont de Nemours & Company, discount retailer Dollar General Corp., and property and casualty insurer XL Group, Ltd.

TOP 10 HOLDINGS AS OF 4/30/17 (%)

Citigroup, Inc.	2.4
JPMorgan Chase & Co.	2.4
Bank of America Corp.	2.0
Carnival Corp.	2.0
Royal Caribbean Cruises, Ltd.	1.9
Anthem, Inc.	1.8
UnitedHealth Group, Inc.	1.8
American Express Company	1.7
Altria Group, Inc.	1.7
Apple, Inc.	1.7
TOTAL	19.4
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       6

Three fund holdings spun off parts of their businesses into new public companies; we sold two of them but held onto materials technology company Versum Materials, Inc.

How was the fund positioned at the end of the reporting period?

Sector weightings within the portfolio are a by-product of our fundamental value stock selection process, so they can vary substantially from those of the benchmark index. As of the end of the reporting period, the fund's largest overweight positions versus the index included the consumer discretionary, healthcare, and materials sectors, while its largest underweight positions were in the real estate, utilities, and telecommunication services sectors.

Since the current bull market began in March 2009, the S&P 500 Index has risen faster than the earnings growth of the companies in the index by a factor of three, resulting in the highest stock market valuations in 15 years. Current valuations are predicated on strong consensus earnings growth, profit margins at peak levels, and the implementation of pro-growth fiscal policies by the federal government. If any of these falter and the markets stumble, it's worth noting that the defensive characteristics of our investment approach have historically provided downside protection in challenging market environments.

MANAGED BY

Mark Giambrone On the fund since inception Investing since 1992
Michael Nayfa, CFA On the fund since inception Investing since 2002
Terry Pelzel, CFA On the fund since inception Investing since 2005

The views expressed in this report are exclusively those of Mark Giambrone, Barrow, Hanley, Mewhinney & Strauss, LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2017

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	11.58	4.70	8.59	13.96
Class C	15.70	5.88	12.96	17.68
Class I2	17.82	6.93	14.50	21.00
Class R6[2]	18.03	7.15	14.48	21.71
Class NAV[2]	17.91	7.14	14.48	21.69
Index†	16.55	7.20	11.69	21.87

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.30	2.00	0.99	0.90	0.88
Net (%)	1.12	1.82	0.81	0.72	0.70

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 1000 Value Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Value Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 1000 Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	6-26-14	11,768	11,768	12,187
Class I2	6-26-14	12,100	12,100	12,187
Class R6[2]	6-26-14	12,171	12,171	12,187
Class NAV[2]	6-26-14	12,169	12,169	12,187

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-26-14.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2016	Ending value on 4-30-2017	Expenses paid during period ended 4-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,143.00	$5.95	1.12%
	Hypothetical example for comparison purposes	1,000.00	1,019.20	5.61	1.12%
Class C	Actual expenses/actual returns	1,000.00	1,139.60	9.66	1.82%
	Hypothetical example for comparison purposes	1,000.00	1,015.80	9.10	1.82%
Class I	Actual expenses/actual returns	1,000.00	1,145.00	4.31	0.81%
	Hypothetical example for comparison purposes	1,000.00	1,020.80	4.06	0.81%
Class R6	Actual expenses/actual returns	1,000.00	1,144.80	3.72	0.70%
	Hypothetical example for comparison purposes	1,000.00	1,021.30	3.51	0.70%
Class NAV	Actual expenses/actual returns	1,000.00	1,144.80	3.72	0.70%
	Hypothetical example for comparison purposes	1,000.00	1,021.30	3.51	0.70%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       11

Fund's investments

As of 4-30-17 (unaudited)
	Shares	Value
Common stocks 99.1%		$623,883,801
(Cost $548,101,597)
Consumer discretionary 13.2%		82,927,134
Hotels, restaurants and leisure 6.3%
Carnival Corp.	207,200	12,798,744
Norwegian Cruise Line Holdings, Ltd. (I)	186,400	10,052,552
Royal Caribbean Cruises, Ltd.	112,400	11,981,840
SeaWorld Entertainment, Inc.	288,600	5,059,158
Household durables 2.1%
Newell Brands, Inc.	132,200	6,311,228
NVR, Inc. (I)	3,250	6,861,563
Media 1.5%
Twenty-First Century Fox, Inc., Class A	306,100	9,348,294
Multiline retail 1.1%
Dollar General Corp.	90,700	6,594,797
Specialty retail 1.1%
Lowe's Companies, Inc.	85,100	7,223,288
Textiles, apparel and luxury goods 1.1%
Hanesbrands, Inc. (L)	307,000	6,695,670
Consumer staples 6.1%		38,343,988
Beverages 1.5%
Coca-Cola European Partners PLC	249,000	9,616,380
Food and staples retailing 1.6%
CVS Health Corp.	120,200	9,909,288
Tobacco 3.0%
Altria Group, Inc.	146,200	10,494,236
Philip Morris International, Inc.	75,100	8,324,084
Energy 9.9%		62,193,125
Energy equipment and services 0.5%
Fairmount Santrol Holdings, Inc. (I)(L)	561,500	2,897,340
Oil, gas and consumable fuels 9.4%
BP PLC, ADR	257,600	8,840,832
Chevron Corp.	88,400	9,432,280
ConocoPhillips	203,600	9,754,476
Hess Corp.	213,000	10,400,790
Kosmos Energy, Ltd. (I)(L)	782,505	4,702,855
Occidental Petroleum Corp.	130,800	8,049,432
Phillips 66	102,000	8,115,120

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       12

	Shares	Value
Financials 26.5%		$166,967,346
Banks 10.6%
Bank of America Corp.	551,900	12,881,346
Citigroup, Inc.	257,000	15,193,840
JPMorgan Chase & Co.	171,400	14,911,800
KeyCorp	230,300	4,200,672
The PNC Financial Services Group, Inc.	78,800	9,436,300
Wells Fargo & Company	189,700	10,213,448
Capital markets 2.7%
E*TRADE Financial Corp. (I)	214,767	7,420,200
State Street Corp.	116,300	9,757,570
Consumer finance 6.7%
American Express Company	132,500	10,500,625
Capital One Financial Corp.	90,000	7,234,200
Discover Financial Services	125,700	7,867,563
Navient Corp.	488,700	7,428,240
SLM Corp. (I)	741,400	9,297,156
Diversified financial services 1.5%
Berkshire Hathaway, Inc., Class B (I)	55,500	9,169,155
Insurance 4.5%
American International Group, Inc.	144,600	8,807,586
FNF Group	175,100	7,170,345
Willis Towers Watson PLC	42,900	5,689,398
XL Group, Ltd.	156,300	6,541,155
Thrifts and mortgage finance 0.5%
New York Community Bancorp, Inc.	244,300	3,246,747
Health care 15.8%		99,694,880
Health care equipment and supplies 1.6%
Medtronic PLC	123,400	10,253,306
Health care providers and services 7.7%
Anthem, Inc.	63,800	11,349,382
Cardinal Health, Inc.	128,900	9,356,851
Cigna Corp.	55,700	8,709,809
Express Scripts Holding Company (I)	127,300	7,808,582
UnitedHealth Group, Inc.	64,500	11,279,760
Pharmaceuticals 6.5%
Bayer AG, ADR (L)	54,200	6,743,998
Johnson & Johnson	48,926	6,040,893
Merck & Company, Inc.	99,900	6,226,767
Pfizer, Inc.	244,400	8,290,048
Sanofi, ADR	146,200	6,915,260
Teva Pharmaceutical Industries, Ltd., ADR	212,800	6,720,224

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       13

			Shares	Value
Industrials 10.6%				$66,707,248
Aerospace and defense 4.0%
	General Dynamics Corp.		33,700	6,530,723
	Spirit AeroSystems Holdings, Inc., Class A		151,300	8,648,308
	United Technologies Corp.		85,010	10,115,340
Building products 3.0%
	Johnson Controls International PLC		228,432	9,495,918
	Owens Corning		155,700	9,474,345
Industrial conglomerates 1.0%
	Honeywell International, Inc.		47,800	6,268,492
Machinery 1.6%
	Stanley Black & Decker, Inc.		71,700	9,761,955
Professional services 1.0%
	Nielsen Holdings PLC		155,900	6,412,167
Information technology 9.5%				59,603,121
Semiconductors and semiconductor equipment 5.0%
	Microchip Technology, Inc.		135,600	10,248,648
	QUALCOMM, Inc.		183,961	9,886,064
	Texas Instruments, Inc.		96,900	7,672,542
	Versum Materials, Inc.		124,300	3,980,086
Software 2.8%
	Microsoft Corp.		130,400	8,927,184
	Oracle Corp.		187,200	8,416,512
Technology hardware, storage and peripherals 1.7%
	Apple, Inc.		72,900	10,472,085
Materials 6.6%				41,391,430
Chemicals 6.1%
	Air Products & Chemicals, Inc.		68,800	9,666,400
	Celanese Corp., Series A		86,600	7,537,664
	E.I. du Pont de Nemours & Company		125,100	9,976,725
	FMC Corp.		67,900	4,972,317
	LyondellBasell Industries NV, Class A		70,300	5,958,628
Construction materials 0.5%
	CRH PLC, ADR		90,300	3,279,696
Telecommunication services 0.9%				6,055,529
Diversified telecommunication services 0.9%
	Verizon Communications, Inc.		131,900	6,055,529
	Yield (%)		Shares	Value
Securities lending collateral 2.5%				$15,755,789
(Cost $15,755,567)
John Hancock Collateral Trust (W)	0.9823(Y	)	1,574,524	15,755,789

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       14

	Yield (%)		Shares	Value
Short-term investments 1.0%				$6,275,584
(Cost $6,275,584)
Money market funds 1.0%				6,275,584
State Street Institutional Treasury Money Market Fund, Premier Class	0.6449(Y	)	6,275,584	6,275,584
Total investments (Cost $570,132,748)† 102.6%				$645,915,174
Other assets and liabilities, net (2.6%)				($16,653,204)
Total net assets 100.0%				$629,261,970

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 4-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-17.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $570,167,764. Net unrealized appreciation aggregated to $75,747,410, of which $94,276,381 related to appreciated investment securities and $18,528,971 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-17 (unaudited)

Assets
Unaffiliated investments, at value (Cost $554,377,181) including $15,408,623 of securities loaned	$630,159,385
Affiliated investments, at value (Cost $15,755,567)	15,755,789
Total investments, at value (Cost $570,132,748)	645,915,174
Cash	1,569
Receivable for fund shares sold	4,560
Dividends and interest receivable	701,950
Receivable for securities lending income	4,307
Receivable due from advisor	9,192
Other receivables and prepaid expenses	26,459
Total assets	646,663,211
Liabilities
Payable for investments purchased	1,571,360
Payable upon return of securities loaned	15,756,209
Payable to affiliates
Accounting and legal services fees	31,463
Transfer agent fees	411
Trustees' fees	22
Other liabilities and accrued expenses	41,776
Total liabilities	17,401,241
Net assets	$629,261,970
Net assets consist of
Paid-in capital	$548,744,479
Undistributed net investment income	2,154,934
Accumulated net realized gain (loss) on investments	2,580,131
Net unrealized appreciation (depreciation) on investments	75,782,426
Net assets	$629,261,970

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($2,170,908 ÷ 186,788 shares)[1]	$11.62
Class C ($441,850 ÷ 38,135 shares)[1]	$11.59
Class I ($1,515,058 ÷ 130,277 shares)	$11.63
Class R6 ($116,414 ÷ 10,000 shares)	$11.64
Class NAV ($625,017,740 ÷ 53,675,961 shares)	$11.64
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.23

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       16

STATEMENT OF OPERATIONS  For the six months ended 4-30-17 (unaudited)

Investment income
Dividends	$6,351,079
Securities lending	20,570
Interest	12,916
Less foreign taxes withheld	(22,052)
Total investment income	6,362,513
Expenses
Investment management fees	2,359,390
Distribution and service fees	4,469
Accounting and legal services fees	70,515
Transfer agent fees	1,998
Trustees' fees	3,793
State registration fees	29,650
Printing and postage	11,756
Professional fees	29,967
Custodian fees	36,036
Other	7,579
Total expenses	2,555,153
Less expense reductions	(438,202)
Net expenses	2,116,951
Net investment income	4,245,562
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	9,126,071
Affiliated investments	(1,697)
9,124,374
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	60,685,850
Affiliated investments	(276)
60,685,574
Net realized and unrealized gain	69,809,948
Increase in net assets from operations	$74,055,510

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-17	Year ended 10-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$4,245,562	$8,045,493
Net realized gain (loss)	9,124,374	(6,517,126)
Change in net unrealized appreciation (depreciation)	60,685,574	4,950,968
Increase in net assets resulting from operations	74,055,510	6,479,335
Distributions to shareholders
From net investment income
Class A	(15,206)	(7,754)
Class C	(1,003)	(876)
Class I	(14,729)	(1,337)
Class R6	(1,560)	(1,603)
Class NAV	(8,636,767)	(6,137,636)
From net realized gain
Class A	—	(5,599)
Class C	—	(2,177)
Class I	—	(745)
Class R6	—	(745)
Class NAV	—	(2,851,901)
Total distributions	(8,669,265)	(9,010,373)
From fund share transactions	161,143,287	1,512,754
Total increase (decrease)	226,529,532	(1,018,284)
Net assets
Beginning of period	402,732,438	403,750,722
End of period	$629,261,970	$402,732,438
Undistributed net investment income	$2,154,934	$6,578,637

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       18

Financial highlights

Class A Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14[2]
Per share operating performance
Net asset value, beginning of period	$10.27		$10.33	$10.04	$10.00
Net investment income[3]	0.05		0.16	0.08	0.02
Net realized and unrealized gain (loss) on investments	1.41		(0.05)	0.26	0.02
Total from investment operations	1.46		0.11	0.34	0.04
Less distributions
From net investment income	(0.11)		(0.10)	(0.05)	—
From net realized gain	—		(0.07)	—	—
Total distributions	(0.11)		(0.17)	(0.05)	—
Net asset value, end of period	$11.62		$10.27	$10.33	$10.04
Total return (%)[4,5]	14.30	[6]	1.17	3.36	0.40	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$1	$1	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27	[8]	1.30	2.86	12.48	[8]
Expenses including reductions	1.12	[8]	1.17	1.42	1.45	[8]
Net investment income	0.93	[8]	1.64	0.78	0.54	[8]
Portfolio turnover (%)	14		27	19	10

1	Six months ended 4-30-17. Unaudited.
2	Period from 6-26-14 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       19

Class C Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14[2]
Per share operating performance
Net asset value, beginning of period	$10.21		$10.27	$10.01	$10.00
Net investment income[3]	0.01		0.09	0.01	—	[4]
Net realized and unrealized gain (loss) on investments	1.41		(0.05)	0.26	0.01
Total from investment operations	1.42		0.04	0.27	0.01
Less distributions
From net investment income	(0.04)		(0.03)	(0.01)	—
From net realized gain	—		(0.07)	—	—
Total distributions	(0.04)		(0.10)	(0.01)	—
Net asset value, end of period	$11.59		$10.21	$10.27	$10.01
Total return (%)[5,6]	13.96	[7]	0.45	2.70	0.10	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[8]	— [8]	— [8]	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.97	[9]	2.00	5.43	18.19	[9]
Expenses including reductions	1.82	[9]	1.88	2.12	2.15	[9]
Net investment income (loss)	0.24	[9]	0.92	0.09	(0.03	) [9]
Portfolio turnover (%)	14		27	19	10

1	Six months ended 4-30-17. Unaudited.
2	Period from 6-26-14 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Less than $500,000.
9	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       20

Class I Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14[2]
Per share operating performance
Net asset value, beginning of period	$10.29		$10.36	$10.04	$10.00
Net investment income[3]	0.07		0.22	0.11	0.03
Net realized and unrealized gain (loss) on investments	1.42		(0.09)	0.27	0.01
Total from investment operations	1.49		0.13	0.38	0.04
Less distributions
From net investment income	(0.15)		(0.13)	(0.06)	—
From net realized gain	—		(0.07)	—	—
Total distributions	(0.15)		(0.20)	(0.06)	—
Net asset value, end of period	$11.63		$10.29	$10.36	$10.04
Total return (%)[4]	14.50	[5]	1.38	3.82	0.40	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$1	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96	[7]	0.99	6.77	18.75	[7]
Expenses including reductions	0.81	[7]	0.84	1.13	1.15	[7]
Net investment income	1.32	[7]	2.18	1.08	0.98	[7]
Portfolio turnover (%)	14		27	19	10

1	Six months ended 4-30-17. Unaudited.
2	Period from 6-26-14 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       21

Class R6 Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14[2]
Per share operating performance
Net asset value, beginning of period	$10.31		$10.38	$10.05	$10.00
Net investment income[3]	0.08		0.20	0.14	0.04
Net realized and unrealized gain (loss) on investments	1.41		(0.04)	0.27	0.01
Total from investment operations	1.49		0.16	0.41	0.05
Less distributions
From net investment income	(0.16)		(0.16)	(0.08)	—
From net realized gain	—		(0.07)	—	—
Total distributions	(0.16)		(0.23)	(0.08)	—
Net asset value, end of period	$11.64		$10.31	$10.38	$10.05
Total return (%)[4]	14.48	[5]	1.64	4.08	0.50	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	[7]	0.90	7.69	18.64	[7]
Expenses including reductions	0.70	[7]	0.75	0.84	0.85	[7]
Net investment income	1.45	[7]	2.05	1.39	1.27	[7]
Portfolio turnover (%)	14		27	19	10

1	Six months ended 4-30-17. Unaudited.
2	Period from 6-26-14 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       22

Class NAV Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14[2]
Per share operating performance
Net asset value, beginning of period	$10.31		$10.38	$10.05	$10.00
Net investment income[3]	0.08		0.20	0.14	0.04
Net realized and unrealized gain (loss) on investments	1.41		(0.04)	0.26	0.01
Total from investment operations	1.49		0.16	0.40	0.05
Less distributions
From net investment income	(0.16)		(0.16)	(0.07)	—
From net realized gain	—		(0.07)	—	—
Total distributions	(0.16)		(0.23)	(0.07)	—
Net asset value, end of period	$11.64		$10.31	$10.38	$10.05
Total return (%)[4]	14.48	[5]	1.64	4.06	0.50	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$625		$401	$403	$439
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85	[6]	0.88	0.88	0.86	[6]
Expenses including reductions	0.70	[6]	0.75	0.84	0.86	[6]
Net investment income	1.41	[6]	2.05	1.39	1.28	[6]
Portfolio turnover (%)	14		27	19	10

1	Six months ended 4-30-17. Unaudited.
2	Period from 6-26-14 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Value Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation over the long term.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities.. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       24

securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2017, the fund loaned common stocks valued at $15,408,623 and received $15,756,209 of cash collateral.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of other affiliated funds, the fund can borrow up to an

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       25

aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2017 were $1,926.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of October 31, 2016, the fund has a long-term capital loss carryforward of $6,509,227 available to offset future net realized capital gains. This carryforward does not expire.

As of October 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at October 31, 2016.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.850% of the first $200 million of the

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       26

fund's average daily net assets; (b) 0.750% of the next $800 million of the fund's average daily net assets; and (c) 0.650% of the fund's average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Barrow, Hanley, Mewhinney & Strauss, LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to limit the maximum annual management fee to 0.66% of the fund's average daily net assets. The advisor also contractually agrees to reduce its management fee for the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.04% (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. Each of these agreements expires on February 28, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2017, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to March 1, 2017, to the extent that expenses of Class A, Class C and Class I shares exceeded 1.45%, 2.15% and 1.15%, respectively, of average net assets (on an annualized basis) attributable to each class (the Class Expense Limitation), the Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Class Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense.

Prior to March 1, 2017, the Advisor had contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceeded 0.00% of average annual net assets, on an annualized basis.

For the six months ended April 30, 2017, the expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$1,316	Class R6	$87
Class C	265	Class NAV	435,607
Class I	927	Total	$438,202

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2017 were equivalent to a net annual effective rate of 0.64% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       27

rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $6,808 for the six months ended April 30, 2017. Of this amount, $1,114 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $5,571 was paid as sales commissions to broker-dealers and $123 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2017, there were no CDSCs received by the Distributor for Class A and Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$2,677	$1,086
Class C	1,792	218
Class I	—	685
Class R6	—	9
Class NAV	—	—
Total	$4,469	$1,998

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$2,554,322	1	0.88%	$62

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       28

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2017 and for the year ended October 31, 2016 were as follows:

		Six months ended 4-30-17		Year ended 10-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	143,492	$1,609,479	83,082	$831,010
Distributions reinvested	1,361	15,206	1,151	11,576
Repurchased	(43,207)	(492,903)	(57,490)	(562,374)
Net increase	101,646	$1,131,782	26,743	$280,212
Class C shares
Sold	20,949	$239,192	16,413	$163,183
Distributions reinvested	90	1,003	200	2,009
Repurchased	(6,414)	(72,770)	(20,889)	(200,447)
Net increase (decrease)	14,625	$167,425	(4,276)	($35,255)
Class I shares
Sold	42,828	$484,646	133,032	$1,336,168
Distributions reinvested	1,189	13,269	—	—
Repurchased	(4,798)	(55,024)	(51,974)	(490,808)
Net increase	39,219	$442,891	81,058	$845,360
Class NAV shares
Sold	17,806,837	$193,527,908	3,310,351	$33,133,222
Distributions reinvested	773,211	8,636,767	893,592	8,989,537
Repurchased	(3,762,994)	(42,763,486)	(4,120,922)	(41,700,322)
Net increase	14,817,054	$159,401,189	83,021	$422,437
Total net increase	14,972,544	$161,143,287	186,546	$1,512,754

There were no fund share transactions for Class R6 for the six months ended April 30, 2017 and for the year ended October 31, 2016.

Affiliates of the fund owned 8%, 100% and 100% of shares of the fund of Class I, Class R6 and Class NAV, respectively, on April 30, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $237,933,419 and $82,842,361, respectively, for the six months ended April 30, 2017.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       29

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2017, funds within the John Hancock group of funds complex held 99.3% of the fund's net assets. The following affiliated funds owned 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	38.1%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	28.6%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	15.2%

Note 9 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       30

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Barrow, Hanley, Mewhinney & Strauss, LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       31

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Value Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF368618	454SA 4/17 6/17

John Hancock

Disciplined Value International Fund

Semiannual report 4/30/17

A message to shareholders

Dear shareholder,

International equity markets rallied sharply in recent months, buoyed by a combination of stronger economic growth, a rebound in corporate earnings, and mostly low inflation. Strengthening currencies relative to the U.S. dollar also helped boost returns in several areas. Adding to the market's momentum, in a year of key European elections, investors have been encouraged by the rejection of candidates with potentially trade-inhibiting agendas; for example, the recent victory of moderate French presidential candidate Emmanuel Macron has been well received by the markets. While it is still possible for this sentiment to shift in the months ahead, the risk of political uncertainty in Europe appears to be diminishing.

Regardless of what happens in the political sphere, stocks globally are enjoying the support of strengthening fundamentals on many fronts. Equity markets outside the United States today have the added attraction of relatively favorable valuations.

Just as John Hancock Investments regularly monitors the risks taken by the portfolio teams managing our funds, it is prudent to periodically check in with your financial advisor to ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Disciplined Value International Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
20	Financial highlights
27	Notes to financial statements
36	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital growth.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/17 (%)

The MSCI EAFE Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends) is a free-float-adjusted market-capitalization-weighted index that is designed to measure developed market equity performance.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

1	After the close of business on 9-26-14, holders of institutional class shares of the former Robeco Boston Partners International Equity Fund (the predecessor fund) became owners of an equal number of full and fractional Class R6 shares of John Hancock Disciplined Value International Fund. Class A shares were first offered on 9-29-14. For periods prior to this date, performance is the actual performance of the sole share class of the predecessor fund and may be higher or lower than if adjusted to reflect the expenses of any other share classes.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

International stocks rose as economic growth picked up

The fund's benchmark, the MSCI EAFE Index, posted a positive return as stocks were supported by prospects of stronger global economic growth.

Security selection in selected sectors weighed on relative performance

Although the fund posted a positive absolute return, it underperformed its benchmark, as our stock picking in the financials and consumer staples sectors weighed on relative results.

Stock picking in industrials and information technology added value

Our security selection in the industrials and information technology sectors aided relative results.

PORTFOLIO COMPOSITION AS OF 4/30/17 (%)

A note about risks

Foreign investing, especially in emerging and frontier markets, has additional risks, such as currency and market volatility and political and social instability. The stock prices of small and midsize companies can change more frequently and dramatically than those of large companies. Currency transactions and valuations are affected by fluctuations in exchange rates. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Large company stocks could fall out of favor. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       3

Discussion of fund performance

An interview with Portfolio Manager Christopher K. Hart, CFA, Boston Partners

Christopher K. Hart, CFA
Portfolio Manager
Boston Partners

Most developed-market stocks outside North America posted strong gains for the six-month period ended April 30, 2017, while the fund trailed the result of its benchmark. What factors drove these results?

The fund's non-U.S. developed-market equity benchmark, the MSCI EAFE Index, posted a positive overall return, as most economic indicators pointed to a positive outlook for global economic growth, and corporate earnings climbed.

Europe's economic outlook improved markedly relative to the sluggish growth of recent years, although the European Central Bank maintained its accommodative monetary policy and signaled that it expects to keep interest rates low for an extended period. These positive factors were mitigated somewhat by concern about changes in Europe's political and economic landscape, including the rise of populist, antiestablishment political forces and Brexit negotiations on the terms of the U.K.'s exit from the European Union. Growth remained slow in Japan, although exports and factory output rose, and the Bank of Japan revised its fiscal year 2017 economic growth forecast upward.

The U.S. dollar rose versus most foreign currencies on the heels of improvement in U.S. economic data, the outcome of the U.S. elections in November, and a December increase in U.S. interest rates. In the United States and in many non-U.S. markets, rising equity prices were supported by expectations that the administration of U.S. President Donald Trump would ease regulatory burdens, reduce tax rates, increase infrastructure spending, and implement other reforms that could support broad economic growth. However, optimism over these policies was mitigated somewhat by concern that the new administration would pursue a protectionist trade agenda.

At the sector level, financials, industrials, and information technology posted the strongest results within the benchmark, while performance was weakest in telecommunication services, utilities, and real estate.

How did the team manage the portfolio in this environment?

We are value investors, and our strategy remained focused on identifying dislocations between underlying fundamentals and equity valuations on an individual company basis. While external events do affect broad market performance, our strategy remains focused on bottom-up company analysis to uncover security mispricings, with stock selection usually driving the fund's performance.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       4

"We are value investors, and our strategy remained focused on identifying dislocations between underlying fundamentals and equity valuations on an individual company basis."

Overall, the incidental sector allocation that resulted from our bottom-up approach to security selection contributed to performance relative to the benchmark. However, this effect was partially offset by the slightly negative overall impact of our stock picking.

At the sector level, our security selection in financials, consumer staples, and energy had the biggest negative impact relative to the benchmark. On the positive side, our stock picking in the industrials and information technology sectors aided relative results, as did the fund's lack of exposure to the real estate sector, which underperformed.

From a geographic standpoint, our security selection in Europe and the fund's underweight on the Continent detracted from relative performance. Conversely, relative results were aided by our security selection in Japan and an underweight in that country, which underperformed. Our stock picking in the United Kingdom also had a positive impact.

At the individual security level, which holdings detracted the most from performance?

Among notable detractors was the fund's position in AURELIUS Equity Opportunities SE & Company KGaA, a German firm that buys and sells companies, such as spin-offs or those in financial distress. Shares of AURELIUS fell in late March after an investment firm with a short position in the stock

SECTOR COMPOSITION AS OF 4/30/17 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       5

"Concerns about the U.K.'s plans to exit the European Union appeared to have eased, and we viewed equity valuations in the benchmark as reasonable."
alleged that AURELIUS appeared to be overstating its earnings results and understating its liabilities. At the end of the period, we maintained the fund's position in AURELIUS.

Another significant detractor was a position in energy company Cenovus Energy, Inc. (Canada). Its shares fell amid concern that the company took on too much debt to finance an acquisition of oil sands and natural gas properties during a period of weak energy prices.

Other significant detractors were positions in pharmaceutical company Astellas Pharma, Inc. (Japan) and food retailer Koninklijke Ahold Delhaize NV (Netherlands).

Which holdings had the biggest positive impact on the fund's relative performance?

The biggest contributor was a position in technology consulting firm Sopra Steria Group (France). The company reported better-than-expected earnings results, and its shares climbed. Another major contributor was a position in diversified industrial firm Siemens AG (Germany), which posted better-than-expected quarterly earnings and lifted its financial outlook for the full year. Other strong contributors included positions in industrials conglomerate Maire Tecnimont SpA (Italy) and movie theater owner Cineworld Group PLC (U.K.).

How was the fund positioned at the end of the period?

At the sector level, the fund's most significant overweight positions were in industrials and information technology. The most significant underweights were in financials and utilities; in the real estate sector, the fund had no direct exposure. In our view, equity valuations in the real estate and utilities sectors have been chronically unattractive. Within financials, a lack of exposure to

TOP 10 HOLDINGS AS OF 4/30/17 (%)

Siemens AG	2.9
Merck KGaA	2.5
CRH PLC	2.1
Roche Holding AG	1.8
Lloyds Banking Group PLC	1.7
Teleperformance	1.6
WH Group, Ltd.	1.6
Cineworld Group PLC	1.5
Nippon Telegraph & Telephone Corp.	1.4
Cap Gemini SA	1.4
TOTAL	18.5
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       6

European banks was responsible for most of the fund's underweight, as we remain concerned about the sufficiency of European bank capitalization levels and relatively slow economic growth in the eurozone.

As the reporting period came to a close, we expected global economic data to be mixed in the near term, with key markets continuing to require the support of central banks' accommodative monetary policies. Concerns about the U.K.'s plans to exit the European Union appeared to have eased, and we viewed equity valuations in the benchmark as reasonable.

MANAGED BY

Christopher K. Hart, CFA On the fund since 2011 Investing since 1991
Joshua M. Jones, CFA On the fund since 2013 Investing since 2004
Joseph F. Feeney, Jr., CFA On the fund since 2011 Investing since 1985

TOP 10 COUNTRIES AS OF 4/30/17 (%)

United Kingdom	25.1
Japan	18.4
Germany	13.4
France	11.4
Switzerland	5.6
Ireland	2.8
Netherlands	2.5
Hong Kong	2.3
Canada	1.9
South Korea	1.8
TOTAL	85.2
As a percentage of net assets.
Cash and cash equivalents are not included.

The views expressed in this report are exclusively those of Christopher K. Hart, CFA, Boston Partners, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Boston Partners Global Investors, Inc. doing business as Boston Partners.
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A2	6.23	6.86	8.20	5.06	39.35	52.30
Class C2	10.07	7.59	8.89	9.13	44.14	57.54
Class I2,3	12.16	8.13	9.41	10.65	47.85	61.60
Class R2[2,3]	11.71	7.95	9.24	10.48	46.62	60.26
Class R4[2,3]	12.09	8.09	9.37	10.67	47.54	61.26
Class R6[2,3]	12.29	8.20	9.47	10.77	48.29	62.08
Class NAV[2,3]	12.29	8.20	9.47	10.77	48.29	62.09
Index†	11.83	7.27	8.80	11.73	42.02	56.83

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.48	2.18	1.16	1.57	1.42	1.07	1.05
Net (%)	1.38	2.08	1.06	1.47	1.22	0.95	0.95

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI EAFE Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value International Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI EAFE Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	12-30-11	15,754	15,754	15,683
Class I2,3	12-30-11	16,160	16,160	15,683
Class R2[2,3]	12-30-11	16,026	16,026	15,683
Class R4[2,3]	12-30-11	16,126	16,126	15,683
Class R6[2,3]	12-30-11	16,208	16,208	15,683
Class NAV[2,3]	12-30-11	16,209	16,209	15,683

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The MSCI EAFE Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-30-2011.
2	After the close of business on 9-26-14, holders of institutional class shares of the former Robeco Boston Partners International Equity Fund (the predecessor fund) became owners of an equal number of full and fractional Class R6 shares of John Hancock Disciplined Value International Fund. Class A, Class C, Class I, Class R2, Class R4, and Class R6 shares were first offered on 9-29-14. Class NAV shares were first offered on 4-13-15. For periods prior to these dates, performance is the actual performance of the sole share class of the predecessor fund and may be higher or lower than if adjusted to reflect the expenses of any other share classes.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2016	Ending value on 4-30-2017	Expenses paid during period ended 4-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,105.90	$7.15	1.37%
	Hypothetical example for comparison purposes	1,000.00	1,018.00	6.85	1.37%
Class C	Actual expenses/actual returns	1,000.00	1,101.30	10.78	2.07%
	Hypothetical example for comparison purposes	1,000.00	1,014.50	10.34	2.07%
Class I	Actual expenses/actual returns	1,000.00	1,106.50	5.54	1.06%
	Hypothetical example for comparison purposes	1,000.00	1,019.50	5.31	1.06%
Class R2	Actual expenses/actual returns	1,000.00	1,104.80	7.62	1.46%
	Hypothetical example for comparison purposes	1,000.00	1,017.60	7.30	1.46%
Class R4	Actual expenses/actual returns	1,000.00	1,106.70	5.90	1.13%
	Hypothetical example for comparison purposes	1,000.00	1,019.20	5.66	1.13%
Class R6	Actual expenses/actual returns	1,000.00	1,107.70	4.96	0.95%
	Hypothetical example for comparison purposes	1,000.00	1,020.10	4.76	0.95%
Class NAV	Actual expenses/actual returns	1,000.00	1,107.70	4.96	0.95%
	Hypothetical example for comparison purposes	1,000.00	1,020.10	4.76	0.95%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       11

Fund's investments

As of 4-30-17 (unaudited)
	Shares	Value
Common stocks 94.8%		$649,193,168
(Cost $583,475,139)
Australia 1.2%		8,382,043
Australia & New Zealand Banking Group, Ltd.	342,418	8,382,043
Austria 0.5%		3,558,413
Wienerberger AG	151,989	3,558,413
Belgium 1.3%		8,972,616
Ageas	82,112	3,362,144
Ontex Group NV	168,154	5,610,472
Canada 1.9%		13,065,993
Cascades, Inc.	490,445	5,906,682
Cenovus Energy, Inc.	239,899	2,391,872
Husky Energy, Inc. (I)	412,931	4,767,439
France 11.4%		77,798,998
Atos SE	68,746	9,004,710
Bollore SA (I)	1,055,908	4,296,414
Cap Gemini SA	96,920	9,703,820
Elis SA	313,084	6,478,087
Havas SA	310,478	2,871,532
IPSOS	178,694	5,731,446
LISI	123,453	4,841,730
Sopra Steria Group	63,606	9,536,408
Teleperformance	88,160	11,086,019
TOTAL SA	125,768	6,456,073
Vinci SA	91,423	7,792,759
Germany 13.0%		88,950,553
Allianz SE	27,044	5,148,572
AURELIUS Equity Opportunities SE & Company KGaA	98,881	4,880,930
Bayer AG	33,753	4,176,362
Fresenius SE & Company KGaA	70,578	5,726,011
Henkel AG & Company KGaA	29,132	3,398,270
KION Group AG	74,838	5,069,929
Merck KGaA	144,173	16,936,233
Muenchener Rueckversicherungs-Gesellschaft AG	23,716	4,546,813
Norma Group SE	117,519	6,301,319
ProSiebenSat.1 Media SE	176,216	7,480,303
RIB Software SE	387,341	5,676,597
Siemens AG	136,704	19,609,214
Hong Kong 2.3%		15,649,755
CK Hutchison Holdings, Ltd.	267,912	3,345,493

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       12

	Shares	Value
Hong Kong (continued)
NewOcean Energy Holdings, Ltd.	4,656,000	$1,405,277
WH Group, Ltd. (S)	12,216,500	10,898,985
India 1.2%		8,342,066
ICICI Bank, Ltd., ADR	406,977	3,487,793
Videocon d2h, Ltd., ADR (I)	452,824	4,854,273
Indonesia 0.5%		3,516,746
Bank Rakyat Indonesia Persero Tbk PT	3,640,900	3,516,746
Ireland 2.8%		18,786,034
CRH PLC	397,042	14,476,529
Greencore Group PLC	1,459,842	4,309,505
Italy 1.1%		7,820,452
Maire Tecnimont SpA (L)	1,968,326	7,820,452
Japan 18.4%		125,970,604
Alps Electric Company, Ltd.	233,000	6,848,501
Amano Corp.	169,700	3,624,347
Astellas Pharma, Inc.	433,800	5,720,569
Coca-Cola Bottlers Japan, Inc.	311,500	9,288,119
Fuji Electric Company, Ltd.	1,192,000	6,533,685
Fujitsu General, Ltd.	252,200	5,349,334
Haseko Corp.	628,500	7,174,156
Inpex Corp.	407,800	3,907,713
Matsumotokiyoshi Holdings Company, Ltd.	144,300	7,237,063
Meitec Corp.	55,800	2,411,858
Nippon Telegraph & Telephone Corp.	228,800	9,805,368
Nippon Television Holdings, Inc.	324,600	5,440,244
NSK, Ltd.	509,000	6,960,601
Sanwa Holdings Corp.	594,100	5,988,625
Seven & i Holdings Company, Ltd.	126,600	5,346,820
Shinsei Bank, Ltd.	3,338,000	6,232,225
Sumitomo Osaka Cement Company, Ltd.	1,370,000	5,945,908
Suzuki Motor Corp.	194,000	8,109,771
Tokio Marine Holdings, Inc.	204,000	8,601,366
Zenkoku Hosho Company, Ltd.	150,500	5,444,331
Luxembourg 0.9%		5,878,975
Ternium SA, ADR	232,187	5,878,975
Malta 0.0%		47,304
BGP Holdings PLC (I)	2,714,128	47,304
Netherlands 2.5%		17,333,612
Koninklijke Ahold Delhaize NV	201,265	4,169,254
Koninklijke Philips NV	254,331	8,782,678
Randstad Holding NV	73,496	4,381,680

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       13

	Shares	Value
Norway 1.1%		$7,548,175
Telenor ASA	317,691	5,131,858
Yara International ASA (L)	64,981	2,416,317
South Africa 0.7%		4,527,573
Petra Diamonds, Ltd. (I)	2,694,325	4,527,573
South Korea 1.3%		8,982,794
LG Uplus Corp.	484,930	6,161,739
Samsung Electronics Company, Ltd.	1,439	2,821,055
Sweden 0.5%		3,287,889
SKF AB, B Shares	149,823	3,287,889
Switzerland 5.6%		38,379,430
dormakaba Holding AG (I)	4,321	3,702,326
Dufry AG (I)	18,514	3,033,644
Ferrexpo PLC	1,917,650	3,924,700
Georg Fischer AG	7,956	7,502,247
Roche Holding AG	46,821	12,251,384
Swiss Re AG	91,575	7,965,129
Taiwan 0.6%		4,025,007
Hon Hai Precision Industry Company, Ltd.	1,229,700	4,025,007
United Kingdom 25.1%		171,981,613
Admiral Group PLC	98,758	2,571,725
Aldermore Group PLC (I)	2,326,114	7,789,136
AstraZeneca PLC	83,618	5,007,828
Babcock International Group PLC	679,939	7,920,616
BAE Systems PLC	422,465	3,431,248
Cairn Energy PLC (I)	1,451,876	3,651,959
Cineworld Group PLC	1,109,011	10,111,721
ConvaTec Group PLC (I)(S)	1,352,093	5,376,428
Direct Line Insurance Group PLC	1,379,520	6,233,894
Equiniti Group PLC (S)	2,322,105	6,647,968
Howden Joinery Group PLC	1,137,149	6,818,643
Imperial Brands PLC	99,020	4,849,338
Liberty Global PLC LiLAC, Class C (I)	131,162	2,864,578
Lloyds Banking Group PLC	13,291,194	11,942,470
Melrose Industries PLC	786,873	2,408,773
Micro Focus International PLC	215,137	7,208,152
Nomad Foods, Ltd. (I)	622,899	7,350,208
Persimmon PLC	222,179	6,703,829
Polypipe Group PLC	898,657	4,640,270
RPC Group PLC	502,886	5,282,764
Shawbrook Group PLC (I)(S)	1,268,843	5,627,845
SSE PLC	382,744	6,894,883
Tesco PLC (I)	1,585,520	3,762,775

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       14

			Shares	Value
United Kingdom (continued)
Victrex PLC			222,263	$5,513,140
Vodafone Group PLC			3,096,736	7,976,076
WH Smith PLC			394,660	9,038,979
Whitbread PLC			114,801	5,998,016
WPP PLC			390,331	8,358,351
United States 0.9%				6,386,523
Shire PLC			108,322	6,386,523
Preferred securities 0.9%				$5,971,669
(Cost $4,811,953)
Germany 0.4%				2,380,566
Volkswagen AG			14,996	2,380,566
South Korea 0.5%				3,591,103
Samsung Electronics Company, Ltd.			2,332	3,591,103
	Yield (%)		Shares	Value
Securities lending collateral 1.5%				$10,355,299
(Cost $10,355,184)
John Hancock Collateral Trust (W)	0.9823(Y	)	1,034,837	10,355,299
Short-term investments 3.3%				$22,466,415
(Cost $22,466,415)
Money market funds 3.3%				22,466,415
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.6809(Y	)	22,466,415	22,466,415
Total investments (Cost $621,108,691)† 100.5%				$687,986,551
Other assets and liabilities, net (0.5%)				($3,436,080)
Total net assets 100.0%				$684,550,471

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 4-30-17.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-17.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $623,892,893. Net unrealized appreciation aggregated to $64,093,658, of which $73,877,091 related to appreciated investment securities and $9,783,433 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-17 (unaudited)

Assets
Unaffiliated investments, at value (Cost $610,753,507) including $9,829,683 of securities loaned	$677,631,252
Affiliated investments, at value (Cost $10,355,184)	10,355,299
Total investments, at value (Cost $621,108,691)	687,986,551
Foreign currency, at value (Cost $506,043)	507,354
Receivable for investments sold	5,616,628
Receivable for fund shares sold	3,232,019
Dividends and interest receivable	4,543,224
Receivable for securities lending income	19,221
Receivable due from advisor	843
Other receivables and prepaid expenses	68,350
Total assets	701,974,190
Liabilities
Payable for investments purchased	3,162,237
Payable for fund shares repurchased	3,628,329
Payable upon return of securities loaned	10,355,588
Payable to affiliates
Accounting and legal services fees	43,456
Transfer agent fees	44,138
Distribution and service fees	4,569
Trustees' fees	1,323
Other liabilities and accrued expenses	184,079
Total liabilities	17,423,719
Net assets	$684,550,471
Net assets consist of
Paid-in capital	$639,611,040
Undistributed net investment income	2,235,790
Accumulated net realized gain (loss) on investments and foreign currency transactions	(24,114,637)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	66,818,278
Net assets	$684,550,471

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       16

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($122,051,891 ÷ 9,440,097 shares)[1]	$12.93
Class C ($17,088,465 ÷ 1,323,709 shares)[1]	$12.91
Class I ($324,231,462 ÷ 25,049,417 shares)	$12.94
Class R2 ($12,416,710 ÷ 958,878 shares)	$12.95
Class R4 ($222,561 ÷ 17,194 shares)	$12.94
Class R6 ($77,280,643 ÷ 5,971,645 shares)	$12.94
Class NAV ($131,258,739 ÷ 10,144,658 shares)	$12.94
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.61

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       17

STATEMENT OF OPERATIONS   For the six months ended 4-30-17 (unaudited)

Investment income
Dividends	$7,068,627
Securities lending	94,083
Interest	50,233
Less foreign taxes withheld	(670,398)
Total investment income	6,542,545
Expenses
Investment management fees	2,703,621
Distribution and service fees	291,941
Accounting and legal services fees	57,251
Transfer agent fees	240,109
Trustees' fees	2,219
State registration fees	67,573
Printing and postage	7,717
Professional fees	33,159
Custodian fees	98,406
Registration and filing fees	2,817
Other	10,381
Total expenses	3,515,194
Less expense reductions	(82,824)
Net expenses	3,432,370
Net investment income	3,110,175
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,081,422
Affiliated investments	(61)
1,081,361
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	65,090,347
Affiliated investments	60
65,090,407
Net realized and unrealized gain	66,171,768
Increase in net assets from operations	$69,281,943

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       18

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-17	Year ended 10-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$3,110,175	$7,813,020
Net realized gain (loss)	1,081,361	(19,958,540)
Change in net unrealized appreciation (depreciation)	65,090,407	13,054,203
Increase (decrease) in net assets resulting from operations	69,281,943	908,683
Distributions to shareholders
From net investment income
Class A	(1,550,874)	(320,542)
Class C	(76,552)	(11,433)
Class I	(3,598,096)	(464,005)
Class R2	(104,060)	(3,902)
Class R4	(2,854)	(1,314)
Class R6	(1,060,305)	(984,149)
Class NAV	(1,860,385)	(1,229,774)
Total distributions	(8,253,126)	(3,015,119)
From fund share transactions	234,904,656	149,688,906
Total increase	295,933,473	147,582,470
Net assets
Beginning of period	388,616,998	241,034,528
End of period	$684,550,471	$388,616,998
Undistributed net investment income	$2,235,790	$7,378,741

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       19

Financial highlights

Class A Shares Period ended	4-30-17[1]		10-31-16	10-31-15[2]		8-31-15[3]
Per share operating performance
Net asset value, beginning of period	$11.83		$12.04	$12.13		$13.10
Net investment income[4]	0.04		0.29 [5]	0.01		0.13
Net realized and unrealized gain (loss) on investments	1.20		(0.39)	(0.10)		(0.38)
Total from investment operations	1.24		(0.10)	(0.09)		(0.25)
Less distributions
From net investment income	(0.14)		(0.11)	—		(0.10)
From net realized gain	—		—	—		(0.62)
Total distributions	(0.14)		(0.11)	—		(0.72)
Net asset value, end of period	$12.93		$11.83	$12.04		$12.13
Total return (%)[6,7]	10.59	[8]	(0.86)	(0.74	) [8]	(1.75	) [8]
Ratios and supplemental data
Net assets, end of period (in millions)	$122		$36	$33		$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40	[9]	1.53	1.66	[9]	1.81	[9]
Expenses including reductions	1.37	[9]	1.37	1.39	[9]	1.39	[9]
Net investment income	0.65	[9]	2.52 [5]	0.74	[9]	1.03	[9]
Portfolio turnover (%)	38	[11]	63	14		91	[10]

1	Six months ended 4-30-17. Unaudited.
2	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
3	The inception date for Class A shares is 9-29-14.
4	Based on average daily shares outstanding.
5	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.14 and 1.17%, respectively.
6	Total returns would have been lower had certain expenses not been reduced during the period.
7	Does not reflect the effect of sales charges, if any.
8	Not annualized.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
11	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       20

Class C Shares Period ended	4-30-17[1]		10-31-16	10-31-15[2]		8-31-15[3]
Per share operating performance
Net asset value, beginning of period	$11.78		$11.98	$12.08		$13.10
Net investment income[4]	—	[5]	0.20 [10]	—	[5]	0.08
Net realized and unrealized gain (loss) on investments	1.19		(0.38)	(0.10)		(0.40)
Total from investment operations	1.19		(0.18)	(0.10)		(0.32)
Less distributions
From net investment income	(0.06)		(0.02)	—		(0.08)
From net realized gain	—		—	—		(0.62)
Total distributions	(0.06)		(0.02)	—		(0.70)
Net asset value, end of period	$12.91		$11.78	$11.98		$12.08
Total return (%)[6,7]	10.13	[8]	(1.42)	(0.83	) [8]	(2.33	) [8]
Ratios and supplemental data
Net assets, end of period (in millions)	$17		$7	$6		$6
Ratios (as a percentage of average net assets):
Expenses before reductions	2.10	[9]	2.23	2.36	[9]	2.64	[9]
Expenses including reductions	2.07	[9]	2.08	2.08	[9]	2.08	[9]
Net investment income	0.03	[9]	1.71 [10]	0.02	[9]	0.60	[9]
Portfolio turnover (%)	38	[12]	63	14		91	[11]

1	Six months ended 4-30-17. Unaudited.
2	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
3	The inception date for Class C shares is 9-29-14.
4	Based on average daily shares outstanding.
5	Less than $0.005 per share.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Does not reflect the effect of sales charges, if any.
8	Not annualized.
9	Annualized.
10	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.14 and 1.17%, respectively.
11	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
12	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       21

Class I Shares Period ended	4-30-17[1]		10-31-16	10-31-15[2]		8-31-15[3]
Per share operating performance
Net asset value, beginning of period	$11.87		$12.07	$12.16		$13.10
Net investment income[4]	0.07		0.25 [8]	0.02		0.19
Net realized and unrealized gain (loss) on investments	1.17		(0.30)	(0.11)		(0.40)
Total from investment operations	1.24		(0.05)	(0.09)		(0.21)
Less distributions
From net investment income	(0.17)		(0.15)	—		(0.11)
From net realized gain	—		—	—		(0.62)
Total distributions	(0.17)		(0.15)	—		(0.73)
Net asset value, end of period	$12.94		$11.87	$12.07		$12.16
Total return (%)[5]	10.65	[6]	(0.45)	(0.74	) [6]	(1.43	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$324		$201	$36		$30
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	[7]	1.21	1.35	[7]	1.49	[7]
Expenses including reductions	1.06	[7]	1.08	1.07	[7]	1.08	[7]
Net investment income	1.15	[7]	2.13 [8]	1.00	[7]	1.64	[7]
Portfolio turnover (%)	38	[10]	63	14		91	[9]

1	Six months ended 4-30-17. Unaudited.
2	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
3	The inception date for Class I shares is 9-29-14.
4	Based on average daily shares outstanding.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.14 and 1.17%, respectively.
9	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
10	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       22

Class R2 Shares Period ended	4-30-17[1]		10-31-16	10-31-15[2]		8-31-15[3]
Per share operating performance
Net asset value, beginning of period	$11.85		$12.05	$12.14		$13.10
Net investment income[4]	0.04		0.30 [9]	0.01		0.16
Net realized and unrealized gain (loss) on investments	1.19		(0.40)	(0.10)		(0.40)
Total from investment operations	1.23		(0.10)	(0.09)		(0.24)
Less distributions
From net investment income	(0.13)		(0.10)	—		(0.10)
From net realized gain	—		—	—		(0.62)
Total distributions	(0.13)		(0.10)	—		(0.72)
Net asset value, end of period	$12.95		$11.85	$12.05		$12.14
Total return (%)[5]	10.48	[6]	(0.87)	(0.74	) [6]	(1.68	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$12		$8	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.49	[8]	1.61	1.61	[8]	4.32	[8]
Expenses including reductions	1.46	[8]	1.61	1.30	[8]	1.31	[8]
Net investment income	0.70	[8]	2.57 [9]	0.73	[8]	1.33	[8]
Portfolio turnover (%)	38	[11]	63	14		91	[10]

1	Six months ended 4-30-17. Unaudited.
2	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
3	The inception date for Class R2 shares is 9-29-14.
4	Based on average daily shares outstanding.
5	Total returns would have been lower had certain expenses not been reduced during the period.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.14 and 1.17%, respectively.
10	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
11	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       23

Class R4 Shares Period ended	4-30-17[1]		10-31-16	10-31-15[2]		8-31-15[3]
Per share operating performance
Net asset value, beginning of period	$11.86		$12.06	$12.15		$13.10
Net investment income[4]	0.06		0.33 [9]	0.02		0.14
Net realized and unrealized gain (loss) on investments	1.19		(0.40)	(0.11)		(0.36)
Total from investment operations	1.25		(0.07)	(0.09)		(0.22)
Less distributions
From net investment income	(0.17)		(0.13)	—		(0.11)
From net realized gain	—		—	—		(0.62)
Total distributions	(0.17)		(0.13)	—		(0.73)
Net asset value, end of period	$12.94		$11.86	$12.06		$12.15
Total return (%)[5]	10.67	[6]	(0.57)	(0.74	) [6]	(1.53	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	[8]	1.37	1.51	[8]	5.28	[8]
Expenses including reductions	1.13	[8]	1.37	1.51	[8]	1.17	[8]
Net investment income	1.00	[8]	2.84 [9]	0.97	[8]	1.20	[8]
Portfolio turnover (%)	38	[11]	63	14		91	[10]

1	Six months ended 4-30-17. Unaudited.
2	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
3	The inception date for Class R4 shares is 9-29-14.
4	Based on average daily shares outstanding.
5	Total returns would have been lower had certain expenses not been reduced during the period.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.14 and 1.17%, respectively.
10	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
11	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
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Class R6 Shares Period ended	4-30-17[1]		10-31-16	10-31-15[2]		8-31-15[3]	8-31-14[4]	8-31-13[4]	8-31-12[4,5]
Per share operating performance
Net asset value, beginning of period	$11.87		$12.08	$12.16		$13.54	$12.88	$10.79	$10.00
Net investment income[6]	0.07		0.34 [10]	0.02		0.27	0.27	0.20	0.15
Net realized and unrealized gain (loss) on investments	1.19		(0.39)	(0.10)		(0.91)	1.98	2.10	0.64
Total from investment operations	1.26		(0.05)	(0.08)		(0.64)	2.25	2.30	0.79
Less distributions
From net investment income	(0.19)		(0.16)	—		(0.12)	(0.20)	(0.13)	—
From net realized gain	—		—	—		(0.62)	(1.39)	(0.08)	—
Total distributions	(0.19)		(0.16)	—		(0.74)	(1.59)	(0.21)	—
Net asset value, end of period	$12.94		$11.87	$12.08		$12.16	$13.54	$12.88	$10.79
Total return (%)[7]	10.77	[8]	(0.41)	(0.66	) [8]	(4.56)	18.18	21.52	7.90	[8]
Ratios and supplemental data
Net assets, end of period (in millions)	$77		$46	$74		$73	$14	$11	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	[9]	1.12	1.24	[9]	1.38	2.84	3.18	3.77	[9]
Expenses including reductions	0.95	[9]	0.95	0.95	[9]	0.95	0.98	1.30	1.30	[9]
Net investment income	1.18	[9]	2.92 [10]	1.15	[9]	2.12	1.99	1.63	2.16	[9]
Portfolio turnover (%)	38	[11]	63	14		91	67	87	81

1	Six months ended 4-30-17. Unaudited.
2	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
3	After the close of business on 9-26-14, holders of Institutional Class shares of the former Robeco Boston Partners International Equity Fund (the Predecessor fund) became owners of an equal number of full and fractional Class R6 shares of the John Hancock Disciplined Value International Fund. These shares were first offered on 9-29-14. Additionally, the accounting and performance history of the Institutional Class shares of the Predecessor fund was redesignated as that of John Hancock Disciplined Value International Fund Class R6.
4	Audited by previous independent registered public accounting firm.
5	Period from 12-30-11 (commencement of operations) to 8-31-12.
6	Based on average daily shares outstanding.
7	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
8	Not annualized.
9	Annualized.
10	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.14 and 1.17%, respectively.
11	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
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Class NAV Shares Period ended	4-30-17[1]		10-31-16	10-31-15[2]		8-31-15[3]
Per share operating performance
Net asset value, beginning of period	$11.87		$12.07	$12.16		$12.98
Net investment income[4]	0.07		0.34 [8]	0.02		0.11
Net realized and unrealized gain (loss) on investments	1.19		(0.38)	(0.11)		(0.93)
Total from investment operations	1.26		(0.04)	(0.09)		(0.82)
Less distributions
From net investment income	(0.19)		(0.16)	—		—
Net asset value, end of period	$12.94		$11.87	$12.07		$12.16
Total return (%)[5]	10.77	[6]	(0.33)	(0.74	) [6]	(6.32	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$131		$91	$92		$91
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	[7]	1.10	1.22	[7]	1.35	[7]
Expenses including reductions	0.95	[7]	1.10	0.95	[7]	0.95	[7]
Net investment income	1.17	[7]	2.90 [8]	1.15	[7]	2.29	[7]
Portfolio turnover (%)	38	[10]	63	14		91	[9]

1	Six months ended 4-30-17. Unaudited.
2	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
3	The inception date for Class NAV shares is 4-13-15.
4	Based on average daily shares outstanding.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.14 and 1.17%, respectively.
9	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
10	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Disciplined Value International Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

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The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017, by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$8,382,043	—	$8,382,043	—
Austria	3,558,413	—	3,558,413	—
Belgium	8,972,616	—	8,972,616	—
Canada	13,065,993	$13,065,993	—	—
France	77,798,998	—	77,798,998	—
Germany	88,950,553	—	88,950,553	—
Hong Kong	15,649,755	—	15,649,755	—
India	8,342,066	8,342,066	—	—
Indonesia	3,516,746	—	3,516,746	—
Ireland	18,786,034	—	18,786,034	—
Italy	7,820,452	—	7,820,452	—
Japan	125,970,604	—	125,970,604	—
Luxembourg	5,878,975	5,878,975	—	—
Malta	47,304	—	—	$47,304
Netherlands	17,333,612	—	17,333,612	—
Norway	7,548,175	—	7,548,175	—
South Africa	4,527,573	—	4,527,573	—
South Korea	8,982,794	—	8,982,794	—
Sweden	3,287,889	—	3,287,889	—
Switzerland	38,379,430	—	38,379,430	—
Taiwan	4,025,007	—	4,025,007	—
United Kingdom	171,981,613	10,214,786	161,766,827	—
United States	6,386,523	—	6,386,523	—
Preferred securities	5,971,669	5,971,669	—	—
Securities lending collateral	10,355,299	10,355,299	—	—
Short-term investments	22,466,415	22,466,415	—	—
Total investments in securities	$687,986,551	$76,295,203	$611,644,044	$47,304

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for

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dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30 2017, the fund loaned common stocks valued at $9,829,683 and received $10,355,588 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of other affiliated funds, the fund can borrow up to an

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aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2017, were $809.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of October 31, 2016, the fund has a short-term capital loss carryforward of $18,953,557 and a long-term capital loss carryforward of $3,803,663 available to offset future net realized capital gains. These carryforwards do not expire.

As of October 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, foreign currency transactions, non-deductible merger expenses, and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

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Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.900% of the first $250 million of the fund's average aggregate net assets (together with the assets of any other applicable fund identified in the advisory agreement); and (b) 0.875% the fund's average aggregate net assets in excess of $250 million. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., doing business as Boston Partners. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2017, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.95% of average annual net assets, on an annualized basis, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This expense limitation expires on February 28, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Additionally, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets attributable to the class. This expense limitation expires on February 28, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to the following for the six months ended April 30, 2017:

Class	Expense reduction	Class	Expense reduction
Class A	$16,408	Class R4	$25
Class C	2,034	Class R6	14,215
Class I	33,489	Class NAV	15,274
Class R2	1,280	Total	$82,725

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended April 30, 2017 were equivalent to a net annual effective rate of 0.86% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4, the fund pays for certain other services. The fund may pay up to the following contractual rates of

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distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $99 for Class R4 shares for the six months ended April 30, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $91,645 for the six months ended April 30, 2017. Of this amount, $15,192 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $73,439 was paid as sales commissions to broker-dealers and $3,014 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2017, CDSCs received by the Distributor amounted to $1,826 and $2,494 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$186,497	$75,837
Class C	79,518	9,695
Class I	—	148,266
Class R2	25,669	821
Class R4	257	16
Class R6	—	5,474
Total	$291,941	$240,109

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no

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interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$4,698,497	1	0.845%	$110

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2017 and for the year ended October 31, 2016 were as follows:

		Six months ended 4-30-17		Year ended 10-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	726,963	$8,767,278	1,951,540	$22,704,904
Issued in reorganization (Note 8)	8,821,998	102,236,368	—	—
Distributions reinvested	131,787	1,533,998	21,919	260,400
Repurchased	(3,268,515)	(39,276,363)	(1,650,164)	(19,306,642)
Net increase	6,412,233	$73,261,281	323,295	$3,658,662
Class C shares
Sold	208,023	$2,487,257	293,135	$3,399,642
Issued in reorganization (Note 8)	726,082	8,372,961	—	—
Distributions reinvested	6,432	74,932	937	11,151
Repurchased	(244,581)	(2,939,967)	(182,760)	(2,107,632)
Net increase	695,956	$7,995,183	111,312	$1,303,161
Class I shares
Sold	8,414,359	$101,408,103	16,195,196	$192,288,580
Issued in reorganization (Note 8)	3,057,479	35,531,569	—	—
Distributions reinvested	298,143	3,470,382	32,008	380,261
Repurchased	(3,639,486)	(44,046,661)	(2,285,020)	(26,796,961)
Net increase	8,130,495	$96,363,393	13,942,184	$165,871,880
Class R2 shares
Sold	232,004	$2,803,000	690,812	$8,091,782
Issued in reorganization (Note 8)	144,921	1,681,431	—	—
Distributions reinvested	7,867	91,734	168	2,005
Repurchased	(71,861)	(873,439)	(83,587)	(955,542)
Net increase	312,931	$3,702,726	607,393	$7,138,245
Class R4 shares
Sold	2,213	$26,675	—	—
Issued in reorganization (Note 8)	8,183	95,074	—	—
Distributions reinvested	136	1,578	27	308
Repurchased	(972)	(11,741)	(2,658)	(30,489)
Net increase (decrease)	9,560	$111,586	(2,631)	($30,181)

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       33

		Six months ended 4-30-17		Year ended 10-31-16
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	803,682	$9,698,873	3,802,845	$43,753,933
Issued in reorganization (Note 8)	1,858,693	21,607,859	—	—
Distributions reinvested	91,036	1,058,751	5,722	67,972
Repurchased	(644,159)	(7,717,877)	(6,076,868)	(72,721,573)
Net increase (decrease)	2,109,252	$24,647,606	(2,268,301)	($28,899,668)
Class NAV shares
Sold	2,934,358	$34,566,400	940,286	$10,726,362
Distributions reinvested	159,964	1,860,385	103,604	1,229,774
Repurchased	(623,518)	(7,603,904)	(967,103)	(11,309,329)
Net increase	2,470,804	$28,822,881	76,787	$646,807
Total net increase	20,141,231	$234,904,656	12,790,039	$149,688,906

Affiliates of the fund owned 44% and 100% of shares of the fund of Class R4 and Class NAV, respectively, on April 30, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $277,847,170 and $217,716,652, respectively, for the six months ended April 30, 2017.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2017, funds within the John Hancock group of funds complex held 1.9% of the fund's net assets.

Note 8 — Reorganization

On August 19, 2016, the shareholders of John Hancock Funds III International Core Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the John Hancock Disciplined Value International Fund (the Acquiring Fund) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund's shareholders of such Acquiring Fund's shares. The reorganization was intended to consolidate the Acquired Fund with funds with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund's identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       34

the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on November 4, 2016. The following outlines the reorganization:

Acquiring Fund	Acquired Fund	Net asset value of the Acquired Fund	Depreciation of the Acquired Fund's investment	Shares redeemed by the Acquired Fund	Shares issued by the Acquiring Fund	Acquiring Fund net assets prior to combination	Acquiring Fund total net assets after combination
Disciplined Value International Fund	International Core Fund	$169,525,262	($5,512,994)	34,296,896	14,617,355	$398,438,749	$567,964,011

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio's Statement of operations at April 30, 2017. See Note 5 for capital shares issued in connection with the above referenced reorganizations.

Note 9 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       35

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Boston Partners Global Investors, Inc., doing business as Boston Partners

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       36

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Disciplined Value International Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF368601	455SA 4/17 6/17

John Hancock

Emerging Markets Equity Fund

Semiannual report 4/30/17

A message to shareholders

Dear shareholder,

International equity markets rallied sharply in recent months, buoyed by a combination of stronger economic growth, a rebound in corporate earnings, and mostly low inflation. Strengthening currencies relative to the U.S. dollar also helped boost returns in several areas. Adding to the market's momentum, in a year of key European elections, investors have been encouraged by the rejection of candidates with potentially trade-inhibiting agendas; for example, the recent victory of moderate French presidential candidate Emmanuel Macron has been well received by the markets. While it is still possible for this sentiment to shift in the months ahead, the risk of political uncertainty in Europe appears to be diminishing.

Regardless of what happens in the political sphere, stocks globally are enjoying the support of strengthening fundamentals on many fronts. Equity markets outside the United States today have the added attraction of relatively favorable valuations.

Just as John Hancock Investments regularly monitors the risks taken by the portfolio teams managing our funds, it is prudent to periodically check in with your financial advisor to ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Emerging Markets Equity Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
25	Notes to financial statements
32	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital growth.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/17 (%)

The MSCI Emerging Markets Index (gross of foreign withholding tax on dividends) is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

A better backdrop for emerging markets

Stocks in emerging markets enjoyed positive performance for the period, producing especially strong results in the first quarter of 2017.

Relative underperformance

The fund lagged its benchmark, the MSCI Emerging Markets Index, primarily due to security selection in the financials and consumer discretionary sectors.

Sources of strength

Favorable stock picking and an overweighting in the outperforming information technology sector added value, as did positive results in healthcare.

PORTFOLIO COMPOSITION AS OF 4/30/17 (%)

A note about risks

The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Investments in foreign securities listed and traded on a foreign stock exchange are subject to additional risks that may affect the performance of the fund. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Events in the U.S. and global financial markets have resulted, and may continue to result, in an unusually high degree of volatility. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       3

Discussion of fund performance

An interview with Portfolio Manager Kathryn Langridge, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Kathryn Langridge
Portfolio Manager
John Hancock Asset Management

What market backdrop did emerging-market stocks encounter during the six months ended April 30, 2017, and how did the fund perform in this environment?

Emerging-market stocks performed very well for the period. This was especially true in the first quarter of 2017, one of the best quarters for the asset class in some time. The strong results were driven by a return to fundamental drivers surrounding corporate earnings growth, as opposed to the more narrowly focused commodity-driven rally in deep cyclical stocks that defined emerging-market performance in 2016.

Against this backdrop, the fund's Class A shares returned 7.94% (excluding sales charges), compared with a 9.03% increase in its benchmark, the MSCI Emerging Markets Index. Tempering the underperformance in the early part of the review period, however, was the fund's strong relative showing in the first four months of 2017, which helped close the gap with the benchmark for the full period.

On a sector basis relative to the benchmark, the combination of positive security selection and a helpful overweighting in information technology added value, as did favorable stock picking in healthcare. In contrast, the fund was hurt by security selection in the financials and consumer discretionary categories.

In light of this market environment, how were you managing the fund?

Regardless of underlying market conditions, our approach to managing the fund remains consistent: We buy and sell stocks based on individual company fundamentals. Our investment decisions are based on our belief that well-run businesses in emerging markets can generate and sustain superior growth and returns. Ultimately, we are searching for high-return, best-in-class businesses offering the potential for sustainable quality growth at a reasonable price.

Which individual stocks detracted from relative performance?

In the consumer discretionary sector, shares of Indian auto manufacturer Tata Motors, Ltd. weighed on relative performance. Tata produced unexpectedly poor financial results, mainly resulting from higher-than-expected launch costs for its new products as well as the impact of currency hedging on profits. Indonesia's Matahari Department Store Tbk PT struggled for most of the period, as the department store retailer experienced slowing same-store sales growth and weak consumer

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       4

"Ultimately, we are searching for high-return, best-in-class businesses offering the potential for sustainable quality growth at a reasonable price."
confidence. Worldwide, brick-and-mortar retailers such as Matahari have struggled under the weight of competition from online shopping outlets. Another detractor was Magnit PJSC, a leading Russian supermarket operator that struggled amid falling consumer demand.

Elsewhere, CNOOC, Ltd., a Chinese oil and gas producer, was a significant detractor, hampered by falling energy prices for much of the period. Another China-based detractor was Semiconductor Manufacturing International Corp., the country's leading semiconductor foundry business. We have met with the firm's management several times recently and believe that the company's weakness has been partly due to seasonal factors. We also see the firm as a potential beneficiary of domestic growth in the Chinese semiconductor industry. We took advantage of the stock's underperformance to add to the fund's position.

Which stocks contributed to performance relative to the benchmark?

Several of the fund's top contributors were technology stocks, led by Korean electronics giant Samsung Electronics Company, Ltd. Samsung, the fund's largest holding as of period end, continued to grow market share and maintain profitability in its key businesses, in which the company enjoys technological leadership and world-class manufacturing capabilities. Another contributor was Win Semiconductors Corp., a Taiwanese-listed semiconductor manufacturer that has benefited from broad growth trends in the communications business.

SECTOR COMPOSITION AS OF 4/30/17 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       5

Also in technology, AAC Technologies Holdings, Inc., a China-based manufacturer and retailer of audio components, produced stronger-than-expected financial results and appeared to be successfully expanding into new business areas. Subsequent to the end of the reporting period, we took profits in this stock, as its valuation appeared to fully reflect the company's long-term prospects. Yandex NV, Russia's leading domestic-internet search engine, similarly delivered better-than-anticipated financial performance, while investors also cheered the company's recent settlement of a long-standing antitrust dispute with Google.

Despite overall underperformance in the category, several consumer discretionary holdings added value. China Lodging Group, Ltd. produced favorable quarterly earnings, with the company benefiting from a stronger Chinese economy and improved profit margins. Meanwhile, Samsonite International SA, a luggage manufacturer, benefited from growth in international travel, amplified by the growth in incomes across emerging markets.

Another contributor was Sberbank PJSC of Russia, the nation's leading commercial bank. At period end, we continued to see the company as well managed and strongly capitalized.

As of period end, what was your view of emerging markets, and how was the fund positioned in light of this view?

Emerging markets have continued to perform well, and we are pleased that our strategy delivered good results—especially in 2017—given our relatively conservative quality growth style.

We note that the fund's recent performance has been broad based, with the market rewarding companies displaying good earnings and profitability, two factors that exceeded consensus expectations in early 2017. The nature of this market rebound is important, as we believe that we are at an early stage of a profit-driven recovery across the emerging-market equity asset class. If this trend persists, we believe it should continue to suit our investment style.

On a sector basis, growth-oriented and cyclical stocks have continued to perform well, and at period

TOP 10 HOLDINGS AS OF 4/30/17 (%)

Samsung Electronics Company, Ltd.	5.3
Naspers, Ltd., N Shares	5.0
Alibaba Group Holding, Ltd., ADR	3.6
Ping An Insurance Group Company of China, Ltd., H Shares	3.4
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.2
CNOOC, Ltd.	2.5
AIA Group, Ltd.	2.5
Baidu, Inc., ADR	2.3
Reliance Industries, Ltd.	2.0
Sberbank of Russia PJSC, ADR	2.0
TOTAL	31.8
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       6

end the fund remained overweighted in technology hardware and software as well as consumer discretionary stocks, with an emphasis on companies we see as poised to benefit from growth in e-commerce and cloud computing. In contrast, the fund continued to be underweighted in the traditionally defensive telecommunication services and utilities sectors; we believe this positioning makes sense in light of the improving earnings growth environment for emerging-market stocks.

As of period end, we continued to be optimistic about the Brazilian market, despite recent political challenges, as we believe economic recovery will slowly unfold along with the potential for cuts in real interest rates, supporting the long-term prospects for good-quality domestic businesses.

In addition, we kept the fund significantly exposed to India in light of stabilizing corporate earnings, declining interest rates, and the apparent success—so far—of the country's reform process as reflected by the government's demonetization efforts.

MANAGED BY

Kathryn Langridge On the fund since inception Investing since 1985

TOP 10 COUNTRIES AS OF 4/30/17 (%)

China	24.0
India	11.4
South Korea	10.7
Brazil	8.1
Hong Kong	7.6
Taiwan	7.3
South Africa	6.4
Mexico	4.9
Indonesia	4.5
Russia	4.1
TOTAL	89.0
As a percentage of net assets.
Cash and cash equivalents are not included.

The views expressed in this report are exclusively those of Kathryn Langridge, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2017

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	9.47	-2.57	2.53	-4.77
Class C	13.34	-0.59	6.50	-1.10
Class I2	15.53	0.38	8.09	0.71
Class R2[2]	15.31	0.17	7.87	0.32
Class R4[2]	15.41	0.29	7.97	0.55
Class R6[2]	15.61	0.44	8.04	0.82
Class NAV[2]	15.61	0.42	8.04	0.78
Index†	19.58	3.17	9.03	6.04

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.59	2.29	1.27	1.68	1.53	1.18	1.16
Net (%)	1.51	2.21	1.26	1.61	1.36	1.18	1.16

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI Emerging Markets Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI Emerging Markets Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	6-16-15	9,890	9,890	10,604
Class I2	6-16-15	10,071	10,071	10,604
Class R2[2]	6-16-15	10,032	10,032	10,604
Class R4[2]	6-16-15	10,055	10,055	10,604
Class R6[2]	6-16-15	10,082	10,082	10,604
Class NAV[2]	6-16-15	10,078	10,078	10,604

The MSCI Emerging Markets Index (gross of foreign withholding tax on dividends) is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-16-15.
2	For certain type of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on Novemeber 1, 2016, with the same investment held until April 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2016	Ending value on 4-30-2017	Expenses paid during period ended 4-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,079.40	$7.73	1.50%
	Hypothetical example for comparison purposes	1,000.00	1,017.40	7.50	1.50%
Class C	Actual expenses/actual returns	1,000.00	1,075.00	11.32	2.20%
	Hypothetical example for comparison purposes	1,000.00	1,013.90	10.99	2.20%
Class I	Actual expenses/actual returns	1,000.00	1,080.90	6.35	1.23%
	Hypothetical example for comparison purposes	1,000.00	1,018.70	6.16	1.23%
Class R2	Actual expenses/actual returns	1,000.00	1,078.70	7.16	1.39%
	Hypothetical example for comparison purposes	1,000.00	1,017.90	6.95	1.39%
Class R4	Actual expenses/actual returns	1,000.00	1,079.70	6.65	1.29%
	Hypothetical example for comparison purposes	1,000.00	1,018.40	6.46	1.29%
Class R6	Actual expenses/actual returns	1,000.00	1,080.40	5.93	1.15%
	Hypothetical example for comparison purposes	1,000.00	1,019.10	5.76	1.15%
Class NAV	Actual expenses/actual returns	1,000.00	1,080.40	5.78	1.12%
	Hypothetical example for comparison purposes	1,000.00	1,019.20	5.61	1.12%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       11

Fund's investments

As of 4-30-17 (unaudited)
	Shares	Value
Common stocks 92.0%		$835,482,702
(Cost $719,586,354)
Argentina 2.1%		18,975,467
Banco Macro SA, ADR	102,595	8,794,443
YPF SA, ADR	394,155	10,181,024
Brazil 7.0%		63,603,036
Ambev SA, ADR	1,832,409	10,499,704
BM&F Bovespa SA	1,653,600	9,903,731
Klabin SA	2,064,900	10,278,798
Kroton Educacional SA	2,715,700	12,791,139
Odontoprev SA	2,589,900	9,342,750
Ultrapar Participacoes SA	486,200	10,786,914
China 24.0%		218,464,817
3SBio, Inc. (I)(S)	8,911,500	11,884,717
AAC Technologies Holdings, Inc.	848,000	12,430,827
Alibaba Group Holding, Ltd., ADR (I)	284,797	32,894,054
Anhui Conch Cement Company, Ltd., H Shares	3,596,500	12,577,153
Baidu, Inc., ADR (I)	118,184	21,300,302
China Construction Bank Corp., H Shares	21,442,000	17,403,695
China Lodging Group, Ltd., ADR (I)	169,764	12,049,849
CITIC Securities Company, Ltd., H Shares	4,069,000	8,528,889
CNOOC, Ltd.	19,544,000	22,799,991
Dali Foods Group Company, Ltd. (S)	15,276,000	9,016,227
Ping An Insurance Group Company of China, Ltd., H Shares	5,542,000	31,158,526
Semiconductor Manufacturing International Corp. (I)	7,235,500	9,140,251
Tencent Holdings, Ltd.	551,500	17,280,336
Hong Kong 7.6%		68,842,078
AIA Group, Ltd.	3,276,400	22,677,390
China Mobile, Ltd.	1,121,500	11,940,187
Dah Sing Banking Group, Ltd.	5,219,600	10,488,008
Hong Kong Exchanges & Clearing, Ltd.	407,500	10,022,076
Samsonite International SA	3,554,100	13,714,417
India 11.4%		103,240,827
HDFC Bank, Ltd.	402,480	9,780,947
Housing Development Finance Corp., Ltd.	668,616	15,961,640
ICICI Bank, Ltd.	2,134,874	9,185,884
ICICI Bank, Ltd., ADR	220,423	1,889,025
ITC, Ltd.	2,335,990	10,079,145
Reliance Industries, Ltd. (I)	837,989	18,148,259
Tata Motors, Ltd., ADR	344,046	12,272,121

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       12

	Shares	Value
India (continued)
UltraTech Cement, Ltd.	203,030	$13,354,868
Vakrangee, Ltd.	2,365,656	12,568,938
Indonesia 4.5%		40,796,111
Astra International Tbk PT	20,949,700	14,040,321
Bank Rakyat Indonesia Persero Tbk PT	10,166,000	9,819,350
Indocement Tunggal Prakarsa Tbk PT	7,444,000	9,448,969
Matahari Department Store Tbk PT	6,852,200	7,487,471
Jordan 1.1%		9,556,900
Hikma Pharmaceuticals PLC	380,885	9,556,900
Macau 1.2%		11,192,415
Sands China, Ltd.	2,471,200	11,192,415
Mexico 4.9%		44,143,756
Fomento Economico Mexicano SAB de CV	961,900	8,652,642
Grupo Aeroportuario del Sureste SAB de CV, B Shares	518,975	9,834,067
Grupo Financiero Banorte SAB de CV, Series O	1,829,700	10,559,148
Grupo Mexico SAB de CV, Series B	2,914,800	8,517,451
Infraestructura Energetica Nova SAB de CV	1,411,400	6,580,448
Peru 1.5%		13,763,173
Credicorp, Ltd.	89,569	13,763,173
Russia 4.1%		37,443,086
Magnit PJSC, GDR	274,772	9,610,572
Sberbank of Russia PJSC, ADR	1,494,873	17,774,040
Yandex NV, Class A (I)	368,983	10,058,474
South Africa 6.4%		58,008,875
Mondi PLC	499,926	12,933,839
Naspers, Ltd., N Shares	237,048	45,075,036
South Korea 4.5%		40,567,943
LG Household & Health Care, Ltd.	19,457	14,796,164
NAVER Corp.	18,583	13,060,576
Netmarble Games Corp. (I)(S)	32,617	4,500,280
Samsung Fire & Marine Insurance Company, Ltd.	34,876	8,210,923
Switzerland 1.1%		10,179,771
Luxoft Holding, Inc. (I)	165,122	10,179,771
Taiwan 7.3%		66,616,273
Delta Electronics, Inc.	2,122,000	11,944,190
Taiwan Semiconductor Manufacturing Company, Ltd.	2,452,000	15,795,526
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	871,655	28,825,631
Win Semiconductors Corp.	2,256,840	10,050,926

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       13

			Shares	Value
Thailand 1.7%				$15,571,367
	Kasikornbank PCL		789,900	4,220,548
	Siam Cement PCL, NVDR		733,050	11,350,819
United Kingdom 1.6%				14,516,807
	Rio Tinto PLC		367,977	14,516,807
Preferred securities 7.3%				$66,762,364
(Cost $45,261,445)
Brazil 1.1%				10,303,089
	Itau Unibanco Holding SA		832,973	10,303,089
South Korea 6.2%				56,459,275
	Hyundai Motor Company		101,736	8,248,836
	Samsung Electronics Company, Ltd.		31,307	48,210,439
	Yield (%)		Shares	Value
Short-term investments 1.3%				$11,430,687
(Cost $11,430,687)
Money market funds 1.3%				11,430,687
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.5800(Y	)	11,430,687	11,430,687
Total investments (Cost $776,278,486)† 100.6%				$913,675,753
Other assets and liabilities, net (0.6%)				($5,138,607)
Total net assets 100.0%				$908,537,146

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $25,401,224 or 2.8% of the fund's net assets as of 4-30-17.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-17.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $778,297,394. Net unrealized appreciation aggregated to $135,378,359, of which $141,746,026 related to appreciated investment securities and $6,367,667 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       14

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-17 (unaudited)

Assets
Investments, at value (Cost $776,278,486)	$913,675,753
Foreign currency, at value (Cost $795,459)	806,300
Receivable for fund shares sold	8,562
Dividends and interest receivable	1,002,368
Receivable due from advisor	6
Other receivables and prepaid expenses	67,241
Total assets	915,560,230
Liabilities
Due to custodian	4,576,540
Foreign capital gains tax payable	2,284,342
Payable to affiliates
Accounting and legal services fees	43,415
Transfer agent fees	115
Trustees' fees	33
Other liabilities and accrued expenses	118,639
Total liabilities	7,023,084
Net assets	$908,537,146
Net assets consist of
Paid-in capital	$808,319,545
Undistributed net investment income	281,227
Accumulated net realized gain (loss) on investments and foreign currency transactions	(35,190,386)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	135,126,760
Net assets	$908,537,146

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($961,866 ÷ 96,125 shares)[1]	$10.01
Class C ($113,149 ÷ 11,438 shares)[1]	$9.89
Class I ($122,464 ÷ 12,227 shares)	$10.02
Class R2 ($100,037 ÷ 10,000 shares)	$10.00
Class R4 ($100,105 ÷ 10,000 shares)	$10.01
Class R6 ($192,014 ÷ 19,174 shares)	$10.01
Class NAV ($906,947,511 ÷ 90,563,038 shares)	$10.01
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$10.54

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       15

STATEMENT OF OPERATIONS  For the six months ended 4-30-17 (unaudited)

Investment income
Dividends	$5,823,495
Interest	18,642
Less foreign taxes withheld	(631,428)
Total investment income	5,210,709
Expenses
Investment management fees	4,331,230
Distribution and service fees	1,447
Accounting and legal services fees	98,402
Transfer agent fees	438
Trustees' fees	6,283
State registration fees	39,338
Printing and postage	11,518
Professional fees	49,496
Custodian fees	206,808
Other	15,777
Total expenses	4,760,737
Less expense reductions	(32,625)
Net expenses	4,728,112
Net investment income	482,597
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(14,036,903)
(14,036,903)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	82,201,423 [1]
82,201,423
Net realized and unrealized gain	68,164,520
Increase in net assets from operations	$68,647,117

1	Net of $978,337 increase in deferred India foreign withholding taxes.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-17	Year ended 10-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$482,597	$4,689,401
Net realized loss	(14,036,903)	(15,204,964)
Change in net unrealized appreciation (depreciation)	82,201,423	59,075,123
Increase in net assets resulting from operations	68,647,117	48,559,560
Distributions to shareholders
From net investment income
Class A	(665)	—
Class I	(423)	(73)
Class R2	(277)	—
Class R4	(365)	(23)
Class R6	(512)	(107)
Class NAV	(4,825,297)	(438,179)
Total distributions	(4,827,539)	(438,382)
From fund share transactions	(14,954,005)	446,042,437
Total increase	48,865,573	494,163,615
Net assets
Beginning of period	859,671,573	365,507,958
End of period	$908,537,146	$859,671,573
Undistributed net investment income	$281,227	$4,626,169

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       17

Financial highlights

Class A Shares Period ended	4-30-17[1]		10-31-16		10-31-15[2]
Per share operating performance
Net asset value, beginning of period	$9.29		$8.99		$10.00
Net investment income (loss)[3]	(0.01)		0.02		0.01
Net realized and unrealized gain (loss) on investments	0.74		0.28		(1.02)
Total from investment operations	0.73		0.30		(1.01)
Less distributions
From net investment income	(0.01)		—		—
Net asset value, end of period	$10.01		$9.29		$8.99
Total return (%)[4,5]	7.94	[6]	3.34		(10.10	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.58	[8]	1.58		1.64	[8]
Expenses including reductions	1.50	[8]	1.50		1.50	[8]
Net investment income (loss)	(0.20	) [8]	0.24		0.44	[8]
Portfolio turnover (%)	22		42		17

1	Six months ended 4-30-17. Unaudited.
2	Period from 6-16-15 (commencement of operations) to 10-31-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       18

Class C Shares Period ended	4-30-17[1]		10-31-16	10-31-15[2]
Per share operating performance
Net asset value, beginning of period	$9.20		$8.97	$10.00
Net investment loss[3]	(0.04)		(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	0.73		0.26	(1.02)
Total from investment operations	0.69		0.23	(1.03)
Net asset value, end of period	$9.89		$9.20	$8.97
Total return (%)[4,5]	7.50	[6]	2.56	(10.30	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.26	[8]	2.28	2.35	[8]
Expenses including reductions	2.20	[8]	2.20	2.20	[8]
Net investment loss	(0.94	) [8]	(0.36)	(0.17	) [8]
Portfolio turnover (%)	22		42	17

1	Six months ended 4-30-17. Unaudited.
2	Period from 6-16-15 (commencement of operations) to 10-31-15.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       19

Class I Shares Period ended	4-30-17[1]		10-31-16		10-31-15[2]
Per share operating performance
Net asset value, beginning of period	$9.31		$9.00		$10.00
Net investment income[3]	—	[4]	0.05		0.03
Net realized and unrealized gain (loss) on investments	0.75		0.27		(1.03)
Total from investment operations	0.75		0.32		(1.00)
Less distributions
From net investment income	(0.04)		(0.01)		—
Net asset value, end of period	$10.02		$9.31		$9.00
Total return (%)[5]	8.09	[6]	3.53		(10.00	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24	[8]	1.26		1.33	[8]
Expenses including reductions	1.23	[8]	1.25		1.25	[8]
Net investment income	0.03	[8]	0.63		0.78	[8]
Portfolio turnover (%)	22		42		17

1	Six months ended 4-30-17. Unaudited.
2	Period from 6-16-15 (commencement of operations) to 10-31-15.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       20

Class R2 Shares Period ended	4-30-17[1]		10-31-16		10-31-15[2]
Per share operating performance
Net asset value, beginning of period	$9.30		$8.99		$10.00
Net investment income (loss)[3]	(0.01)		0.04		0.02
Net realized and unrealized gain (loss) on investments	0.74		0.27		(1.03)
Total from investment operations	0.73		0.31		(1.01)
Less distributions
From net investment income	(0.03)		—		—
Net asset value, end of period	$10.00		$9.30		$8.99
Total return (%)[4]	7.87	[5]	3.45		(10.10	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40	[7]	1.42		1.48	[7]
Expenses including reductions	1.39	[7]	1.41		1.48	[7]
Net investment income (loss)	(0.15	) [7]	0.44		0.56	[7]
Portfolio turnover (%)	22		42		17

1	Six months ended 4-30-17. Unaudited.
2	Period from 6-16-15 (commencement of operations) to 10-31-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       21

Class R4 Shares Period ended	4-30-17[1]		10-31-16		10-31-15[2]
Per share operating performance
Net asset value, beginning of period	$9.31		$8.99		$10.00
Net investment income[3]	—	[4]	0.05		0.02
Net realized and unrealized gain (loss) on investments	0.74		0.27		(1.03)
Total from investment operations	0.74		0.32		(1.01)
Less distributions
From net investment income	(0.04)		—	[4]	—
Net asset value, end of period	$10.01		$9.31		$8.99
Total return (%)[5]	7.97	[6]	3.59		(10.10	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40	[8]	1.42		1.48	[8]
Expenses including reductions	1.29	[8]	1.31		1.35	[8]
Net investment income (loss)	(0.05	) [8]	0.54		0.68	[8]
Portfolio turnover (%)	22		42		17

1	Six months ended 4-30-17. Unaudited.
2	Period from 6-16-15 (commencement of operations) to 10-31-15.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       22

Class R6 Shares Period ended	4-30-17[1]		10-31-16		10-31-15[2]
Per share operating performance
Net asset value, beginning of period	$9.32		$9.00		$10.00
Net investment income[3]	0.01		0.06		0.03
Net realized and unrealized gain (loss) on investments	0.73		0.27		(1.03)
Total from investment operations	0.74		0.33		(1.00)
Less distributions
From net investment income	(0.05)		(0.01)		—
Net asset value, end of period	$10.01		$9.32		$9.00
Total return (%)[4]	8.04	[5]	3.69		(10.00	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17	[7]	1.17		1.23	[7]
Expenses including reductions	1.15	[7]	1.14		1.21	[7]
Net investment income	0.20	[7]	0.71		0.82	[7]
Portfolio turnover (%)	22		42		17

1	Six months ended 4-30-17. Unaudited.
2	Period from 6-16-15 (commencement of operations) to 10-31-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       23

Class NAV Shares Period ended	4-30-17[1]		10-31-16	10-31-15[2]
Per share operating performance
Net asset value, beginning of period	$9.32		$9.00	$10.00
Net investment income[3]	0.01		0.07	0.02
Net realized and unrealized gain (loss) on investments	0.73		0.26	(1.02)
Total from investment operations	0.74		0.33	(1.00)
Less distributions
From net investment income	(0.05)		(0.01)	—
Net asset value, end of period	$10.01		$9.32	$9.00
Total return (%)[4]	8.04	[5]	3.65	(10.00	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$907		$859	$365
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	[6]	1.15	1.22	[6]
Expenses including reductions	1.12	[6]	1.14	1.21	[6]
Net investment income	0.12	[6]	0.77	0.61	[6]
Portfolio turnover (%)	22		42	17

1	Six months ended 4-30-17. Unaudited.
2	Period from 6-16-15 (commencement of operations) to 10-31-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       24

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Emerging Markets Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       25

securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017, by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Argentina	$18,975,467	$18,975,467	—	—
Brazil	63,603,036	63,603,036	—	—
China	218,464,817	66,244,205	$152,220,612	—
Hong Kong	68,842,078	—	68,842,078	—
India	103,240,827	14,161,146	89,079,681	—
Indonesia	40,796,111	—	40,796,111	—
Jordan	9,556,900	—	9,556,900	—
Macau	11,192,415	—	11,192,415	—
Mexico	44,143,756	44,143,756	—	—
Peru	13,763,173	13,763,173	—	—
Russia	37,443,086	27,832,514	9,610,572	—
South Africa	58,008,875	—	58,008,875	—
South Korea	40,567,943	—	40,567,943	—
Switzerland	10,179,771	10,179,771	—	—
Taiwan	66,616,273	28,825,631	37,790,642	—
Thailand	15,571,367	—	15,571,367	—
United Kingdom	14,516,807	—	14,516,807	—
Preferred securities	66,762,364	10,303,089	56,459,275	—
Short-term investments	11,430,687	—	11,430,687	—
Total investments in securities	$913,675,753	$298,031,788	$615,643,965	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       26

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2017, were $2,314.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the NAV of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of October 31, 2016, the fund has a short-term capital loss carryforward of $19,134,575 available to offset future net realized capital gains. This carryforward does not expire.

As of October 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       27

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 1.050% of the first $500 million of the fund's average daily net assets; (b) 1.000% of the next $500 million of the fund's average daily net assets; (c) 0.950% of the fund's average daily net assets, if aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the rate applies retroactively to all assets; and (d) 0.900% of the fund's average daily net assets, if the aggregate net assets exceed $2 billion, the rate applies retroactively to all assets. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2017, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive and/or reimburse expenses for Class A, Class C, Class I, Class R2 and Class R4 shares of the fund to the extent they exceed 1.50%, 2.20%, 1.25%, 1.60% and 1.35% of the respective class's average net assets, on an annualized basis. This limit excludes taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business. The waiver expires on February 28, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Prior to March 1, 2017, the Advisor had contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceeded 0.00% of average net assets, on annualized basis.

For the six months ended April 30, 2017, these expense reductions described above amounted to the following:

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       28

Class	Expense reduction	Class	Expense reduction
Class A	$202	Class R4	$4
Class C	27	Class R6	9
Class I	4	Class NAV	32,329
Class R2	4	Total	$32,579

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2017 were equivalent to a net annual effective rate of 1.02% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2017, amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	—
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $46 for Class R4 shares for the six months ended April 30, 2017.

Sales charges. Class A shares may be subject to up-front sales charges. For the six months ended April 30, 2017, no sales charges were assessed.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2017, there were no CDSCs received by the Distributor for Class A and Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares,

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       29

Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$721	$292
Class C	498	61
Class I	—	61
Class R2	114	7
Class R4	114	7
Class R6	—	10
Total	$1,447	$438

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2017 and the year ended October 31, 2016 were as follows:

		Six months ended 4-30-17		Year ended 10-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	70,572	$671,548	37,446	$338,746
Distributions reinvested	59	513	—	—
Repurchased	(17,572)	(156,615)	(7,746)	(66,781)
Net increase	53,059	$515,446	29,700	$271,965
Class C shares
Sold	799	$7,250	639	$5,600
Net increase	799	$7,250	639	$5,600
Class I shares
Sold	2,227	$21,000	1,425	$12,570
Distributions reinvested	6	53	—	—
Repurchased	(1,431)	(14,112)	—	—
Net increase	802	$6,941	1,425	$12,570
Class R6 shares
Sold	9,174	$86,514	—	—
Net increase	9,174	$86,514	—	—
Class NAV shares
Sold	3,749,095	$33,292,164	52,066,839	$450,621,022
Distributions reinvested	559,131	4,825,297	51,309	438,179
Repurchased	(5,862,765)	(53,687,617)	(568,909)	(5,306,899)
Net increase (decrease)	(1,554,539)	($15,570,156)	51,549,239	$445,752,302
Total net increase (decrease)	(1,490,705)	($14,954,005)	51,581,003	$446,042,437

There were no fund share transactions during the six months ended April 30, 2017 and for the year ended October 31, 2016 for Class R2 and Class R4 shares.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       30

Affiliates of the fund owned 10%,87%,82%,100%,100%,52% and 100% of shares of the fund of Class A, Class C, Class I, Class R2, Class R4, Class R6 and Class NAV, respectively, on April 30, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $185,459,080 and $204,161,416, respectively, for the six months ended April 30, 2017.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Emerging-market risk

Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging-market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2017, funds within the John Hancock group of funds complex held 99.8% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
JHF II Multimanager Lifestyle Growth Portfolio	32.4%
JHF II Multimanager Lifestyle Balanced Portfolio	19.0%
JHF II Multimanager Lifestyle Aggressive Portfolio	15.7%
JHVIT Lifestyle Growth MVP	8.4%

Note 10 — New rule issuance

In October 2016, the Securities Exchange Commission (SEC) issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       31

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       32

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
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John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF368602	456SA 4/17 6/17

John Hancock

Global Focused Strategies Fund

Semiannual report 4/30/17

A message to shareholders

Dear shareholder,

Financial markets are by their very nature unpredictable, but few market observers could have imagined the dramatic twists and turns that would come to characterize the last two months of 2016 and the beginning of 2017. Donald Trump's victory in the November U.S. presidential election sent both U.S. equity prices and bond yields sharply higher. Investors bid up the prices of riskier assets, believing that the Trump administration would pursue more pro-growth, market-friendly economic policies. While this may yet prove to be the case, change in policy has been slow to materialize and valuations in certain sectors and asset classes are now appearing somewhat stretched.

Outside the United States, economic activity in Europe appears to be picking up, but the outlook is far from rosy. Populist factions continue to shape the political landscape across the Atlantic, and 2017 will be a pivotal year for determining the fate of the European Union. Investors have been encouraged by the rejection of candidates with potentially trade-inhibiting agendas; the recent election victory of moderate French presidential candidate Emmanuel Macron has been well received by the markets. Nonetheless, a number of key elections in Europe later this year could quickly shift this sentiment.

While we believe there are good reasons for economic optimism and that stocks may go on to extend their recent rally in the coming months, we encourage you to talk with your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Global Focused Strategies Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
24	Financial statements
28	Financial highlights
33	Notes to financial statements
45	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term total return.

TOTAL RETURNS AS OF 4/30/17 (%)

The Bank of America Merrill Lynch U.S. Dollar 6-Month LIBOR Constant Maturity Index tracks the performance of a synthetic asset paying LIBOR (London Interbank Offered Rate) to a stated maturity.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

The fund was up for the period

The fund posted a positive absolute return, outpacing its cash benchmark, but trailing its average peer in Morningstar's multialternative fund category.

European stock markets helped performance

Long allocations to strategies designed to benefit from rising European equity prices were among the contributors to the fund's positive performance.

U.S. equity large-cap versus small-cap strategy declined

The fund's U.S. equity large-cap versus small-cap relative value strategy detracted from performance, as shares of smaller U.S. companies outpaced those of their larger counterparts.

PORTFOLIO ALLOCATION AS OF 4/30/17 (%)

Common stocks	24.9	Corporate bonds	4.7
Real estate	9.3	Foreign government obligations	3.1
Financials	4.9	Purchased options	0.6
Utilities	3.4	Short-term investments and other	51.8
Telecommunication services	2.5	Commercial paper	19.8
Energy	1.7	Certificate of deposit	9.4
Information technology	1.4	U.S. Government	8.4
Consumer staples	0.9	Time deposits	7.8
Industrials	0.5	Money market funds	4.2
Consumer discretionary	0.3	Other assets and liabilities, net	2.2
U.S. Government	14.9	TOTAL	100.0
As a percentage of net assets.

A note about risks

Absolute return funds are not designed to outperform stocks and bonds in strong markets. There is no guarantee of a positive return, of the fund achieving its objective, or that volatility-reducing strategies will be successful. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if an issuer is unable or unwilling to make principal or interest payments. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Currency transactions are affected by fluctuations in exchange rates. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       3

Discussion of fund performance

An interview with Portfolio Manager Neil J. Richardson, Standard Life Investments

Neil J. Richardson
Portfolio Manager
Standard Life Investments

How would you describe your investment philosophy and process in implementing the mandate of this relatively new fund?

The investment process is designed to capitalize on our broader team's macro- and microeconomic research findings across an array of asset classes around the world, with an emphasis on a multi-year view. We work closely with specialist colleagues in rigorously examining and reviewing any new strategy proposals as they arise, and we continually revisit and test the thesis behind each existing position in the fund. The fund seeks long-term total return: Our goal is to build and maintain a collection of strategies that can work well together in a number of different market environments. The portfolio construction process blends asset allocation and risk management expertise to achieve what we view as a favorable combination of return-generation potential and resilience.

What was the global capital market and macroeconomic environment like during the six months ended April 30, 2017?

Global equities delivered robust returns for the period. In general, markets were propelled by hopes that the new U.S. administration's proposed policies—tax cuts, fiscal spending, and regulatory rollbacks—would boost economic growth and lift corporate profits. Additional positives included renewed merger-and-acquisition activity and growing optimism about the health of the global economy overall. The outlook for emerging markets in particular also improved. Meanwhile, the U.S. Federal Reserve increased interest rates twice, once in December 2016 and then again in March 2017.

European equities performed well, in both absolute terms and relative to many markets in other regions. Investor sentiment rose on signs that the eurozone economy was improving, with business surveys hitting multi-year highs and consumer confidence approaching levels not seen since prior to the 2008 global financial crisis. This led some to anticipate that the European Central Bank might hike interest rates this year. Meanwhile, anti-European Union parties failed to gain popular support in elections held in Austria and the Netherlands, another positive for financial asset prices.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       4

"European equities performed well, in both absolute terms and relative to many markets in other regions."

How did the fund perform?

The fund's Class A shares, excluding sales charges, were up 1.90% for the period. By comparison, the fund's cash benchmark, the Bank of America Merrill Lynch U.S. Dollar 6-Month LIBOR Constant Maturity Index, was up 0.59%.

Among the fund's underlying strategies, which approaches stood out as the most positive contributors to performance?

The fund's European equity dividends strategy was the top contributor to performance for the period, and other strategies with long exposure to European equity assets also fared well. Eurozone equity markets continued to recover and advance as economic momentum gained further traction across much of the Continent. An allocation to Argentinian equity also boosted the fund's performance, as investors focused on the new government's pro-business agenda.

Contributions to the fund's performance weren't limited to rising equity markets. The fund's U.K. versus French duration strategy, implemented with bond futures and designed to benefit from changes in relative interest-rate expectations, was another positive contributor. In our view, the consequences of the Brexit vote are likely to include slower U.K. growth and lower U.K. inflation, which has led us to favor U.K. government bonds over those of Europe. We expect eurozone growth to remain robust and the European Central Bank to taper its asset purchases over a medium-term time horizon; we chose France in particular for the short leg, as we viewed its bond market as overvalued. In addition, the uncertainty around France's presidential election suggested that

PORTFOLIO COMPOSITION AS OF 4/30/17 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       5

yields—which move inversely with bond prices—would have to rise to compensate investors for the heightened risk.

What kinds of strategies detracted from the fund's performance for the period?

The fund's U.S. equity large-cap versus small-cap strategy suffered losses as the short exposure to the smaller-cap portion of the U.S. market more than offset the favorable effects of the long exposure to the larger-cap portion. Both segments of the U.S. market posted increases, but smaller company shares, often more sensitive to domestic drivers of U.S. economic growth, outpaced larger company shares, which are typically more tied to the global trade cycle.

Meanwhile, another relative value equity pairing of note, the fund's Indonesian equity versus emerging-market equity strategy, also declined, as stocks in Indonesia trailed those across a broader universe of emerging markets.

Long exposure to the Swedish government bond market also weighed on results. Interest rates and bond prices move inversely, and the fund's Swedish duration strategy, implemented with swap agreements and designed to benefit from falling interest-rate expectations, posted a loss as interest-rate expectations rose instead. A long position in the Japanese yen, set against a short in the Korean won, also fared poorly for the period.

What were a few of the strategy changes you made within the fund over the course of the period?

We closed the fund's U.S. equity large-cap versus small-cap strategy prior to the end of the period, as we felt that its investment thesis had been weakened by a range of developments, including those linked to Donald Trump's presidential election victory in the United States. Although strategies with short exposure to small-cap stocks tend to provide some measure of protection

COUNTRY COMPOSITION AS OF 4/30/17 (%)

United States	39.6
France	10.0
Germany	7.8
Indonesia	6.3
United Kingdom	6.2
Netherlands	4.5
Sweden	4.2
Belgium	3.9
Russia	3.4
Argentina	2.6
Other countries	11.5
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       6

during periods of equity market stress, this benefit would likely be offset by substantial fiscal stimulus, an outcome that now seems more likely than when we initiated the position. We also exited the fund's U.K. versus French interest-rates position after it performed well, playing out in line with our expectations.

How was the fund positioned at the end of the period?

The fund closed the period with meaningful equity allocations to benefit from a reflationary expansion. Key market return strategies included those emphasizing European equities. We expect European stocks to continue benefiting from economic growth and earnings upgrades. Lower funding costs have stimulated the demand for credit, while relatively low oil prices and an accommodative monetary policy have served as powerful forces to revive activity. We see continued signs of a recovery sufficiently robust to allow companies to rebuild margins to higher levels, more in line with their long-term historical averages.

In our view, a broad-based risk asset rally is likely to continue over the medium term, and the fund's combination of underlying strategies is designed to benefit from those potential rewards while providing a sufficient balance to offset some of the risks. In addition to exposure to equity markets, the fund also continued to hold a range of diversifying credit, currency, inflation, interest-rate, and real estate strategies.

MANAGED BY

Neil J. Richardson On the fund since inception Investing since 1985
David Sol On the fund since inception Investing since 2003

The views expressed in this report are exclusively those of Neil J. Richardson, Standard Life Investments, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2017

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	-6.14	-6.96	-3.16	-7.29
Class C	-2.92	-2.97	0.55	-3.12
Class I2	-0.91	-2.00	2.08	-2.10
Class R6[2]	-0.72	-1.82	2.18	-1.91
Class NAV[2]	-0.72	-1.82	2.18	-1.91
Index 1†	0.98	0.97	0.59	1.02

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	2.92	3.67	2.65	2.56	1.86
Net (%)	2.00	2.75	1.73	1.62	1.62

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bank of America Merrill Lynch U.S. Dollar 6-Month LIBOR Constant Maturity Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Focused Strategies Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bank of America Merrill Lynch U.S. Dollar 6-Month LIBOR Constant Maturity Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C	4-13-16	9,688	9,688	10,102
Class I2	4-13-16	9,790	9,790	10,102
Class R6[2]	4-13-16	9,809	9,809	10,102
Class NAV[2]	4-13-16	9,809	9,809	10,102

The Bank of America Merrill Lynch U.S. Dollar 6-Month LIBOR Constant Maturity Index tracks the performance of a synthetic asset paying LIBOR (London Interbank Offered Rate) to a stated maturity.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 4-13-16
2	For certain types of investors, as described in the fund's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2016	Ending value on 4-30-2017	Expenses paid during period ended 4-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,019.00	$9.96	1.99%
	Hypothetical example for comparison purposes	1,000.00	1,014.90	9.94	1.99%
Class C	Actual expenses/actual returns	1,000.00	1,015.50	13.69	2.74%
	Hypothetical example for comparison purposes	1,000.00	1,011.20	13.66	2.74%
Class I	Actual expenses/actual returns	1,000.00	1,020.80	8.67	1.73%
	Hypothetical example for comparison purposes	1,000.00	1,016.20	8.65	1.73%
Class R6	Actual expenses/actual returns	1,000.00	1,021.80	8.12	1.62%
	Hypothetical example for comparison purposes	1,000.00	1,016.80	8.10	1.62%
Class NAV	Actual expenses/actual returns	1,000.00	1,021.80	8.12	1.62%
	Hypothetical example for comparison purposes	1,000.00	1,016.80	8.10	1.62%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       11

Fund's investments

As of 4-30-17 (unaudited)
	Shares	Value
Common stocks 24.9%		$11,953,349
(Cost $11,460,712)
Argentina 2.6%		1,267,012
Adecoagro SA (I)	4,179	46,345
Banco Macro SA, ADR	1,687	144,610
BBVA Banco Frances SA, ADR	6,466	118,328
Grupo Financiero Galicia SA, ADR	3,833	149,755
Grupo Supervielle SA, ADR (I)	1,999	33,963
IRSA Inversiones y Representaciones SA, ADR (I)	1,501	37,855
MercadoLibre, Inc.	854	195,489
Pampa Energia SA, ADR (I)	1,646	89,773
Petrobras Argentina SA, ADR (I)	5,341	60,353
Telecom Argentina SA, ADR	4,677	105,981
Transportadora de Gas del Sur SA (I)	4,228	62,913
YPF SA, ADR	8,581	221,647
Belgium 0.1%		46,182
Proximus SADP	1,510	46,182
Finland 0.2%		100,810
Elisa OYJ	1,423	48,392
Fortum OYJ	3,605	52,418
France 1.1%		531,648
Engie SA	11,537	162,672
Orange SA	15,353	237,624
Suez	3,010	49,445
Veolia Environnement SA	4,304	81,907
Germany 1.1%		501,631
Deutsche Telekom AG	14,324	251,255
E.ON SE	13,574	105,815
Freenet AG	1,338	41,991
Innogy SE (S)	1,116	41,037
RWE AG (I)	3,715	61,533
Indonesia 3.2%		1,539,173
Adhi Karya Persero Tbk PT	464,900	78,687
Agung Podomoro Land Tbk PT (I)	3,704,500	58,313
AKR Corporindo Tbk PT	145,300	73,760
Alam Sutera Realty Tbk PT (I)	2,495,700	65,002
Bank Central Asia Tbk PT	66,000	87,776
Bank Mandiri Persero Tbk PT	91,900	80,423
Bank Negara Indonesia Persero Tbk PT	185,000	88,338
Bank Rakyat Indonesia Persero Tbk PT	85,200	82,295

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       12

	Shares	Value
Indonesia (continued)
Bank Tabungan Negara Persero Tbk PT	571,300	$98,362
Bekasi Fajar Industrial Estate Tbk PT	3,565,300	79,043
Bumi Serpong Damai Tbk PT	532,800	71,376
Ciputra Development Tbk PT	640,803	61,454
Indofood Sukses Makmur Tbk PT	124,800	78,212
Intiland Development Tbk PT	1,806,400	59,587
Kawasan Industri Jababeka Tbk PT (I)	3,292,900	81,411
Lippo Karawaci Tbk PT	1,149,500	68,083
Pakuwon Jati Tbk PT	1,436,900	67,192
Summarecon Agung Tbk PT	729,500	74,251
Surya Semesta Internusa Tbk PT	1,789,400	97,902
United Tractors Tbk PT	43,500	87,706
Italy 1.0%		483,258
Enel SpA	52,154	247,950
Snam SpA	18,745	82,817
Telecom Italia SpA (I)	107,803	95,685
Terna Rete Elettrica Nazionale SpA	11,267	56,806
Luxembourg 0.1%		53,652
Globant SA (I)	1,416	53,652
Netherlands 0.4%		179,735
Altice NV, Class A (I)	3,778	93,869
Koninklijke KPN NV	29,701	85,866
Portugal 0.1%		64,523
EDP - Energias de Portugal SA	19,551	64,523
Russia 3.4%		1,607,495
Lenta, Ltd. (I)	16,035	102,108
LUKOIL PJSC, ADR	4,552	225,946
Magnit PJSC, GDR	5,174	180,969
Mail.Ru Group, Ltd., GDR (I)	7,854	206,745
RusHydro PJSC, ADR	121,178	184,672
Sberbank of Russia PJSC, ADR	22,914	272,447
VTB Bank PJSC, GDR	96,974	224,215
Yandex NV, Class A (I)	7,718	210,393
Spain 1.6%		773,724
Enagas SA	2,033	53,422
Endesa SA	2,596	61,144
Gas Natural SDG SA	2,738	61,872
Iberdrola SA	36,147	259,853
Red Electrica Corp. SA	3,433	66,906
Telefonica SA	24,460	270,527

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       13

Shares	Value
United States 9.9%	$4,744,728
Alexandria Real Estate Equities, Inc.	2,638	296,801
Bank of America Corp.	6,300	147,042
BB&T Corp.	1,008	43,525
Citigroup, Inc.	2,482	146,736
Comerica, Inc.	281	19,867
DCT Industrial Trust, Inc.	5,901	298,355
Douglas Emmett, Inc.	7,586	285,765
Empire State Realty Trust, Inc., Class A	13,986	290,909
Extra Space Storage, Inc.	3,809	287,694
Fifth Third Bancorp	1,183	28,901
GGP, Inc.	12,874	278,207
Hudson Pacific Properties, Inc.	8,546	293,641
Huntington Bancshares, Inc.	1,138	14,635
Invitation Homes, Inc. (I)	13,904	299,631
JPMorgan Chase & Co.	1,696	147,552
KeyCorp	1,650	30,096
M&T Bank Corp.	158	24,555
Mid-America Apartment Communities, Inc.	2,913	288,999
People's United Financial, Inc.	817	14,273
Prologis, Inc.	5,490	298,711
Public Storage	1,324	277,219
Regions Financial Corp.	2,145	29,494
Simon Property Group, Inc.	1,729	285,735
SunTrust Banks, Inc.	617	35,052
The PNC Financial Services Group, Inc.	533	63,827
US Bancorp	1,345	68,972
Vornado Realty Trust	2,925	281,502
Wells Fargo & Company	2,747	147,898
Zions Bancorporation	478	19,134
Uruguay 0.1%	59,778
Arcos Dorados Holdings, Inc., Class A (I)	7,290	59,778
Rate (%)	Maturity date	Par value^	Value
Corporate bonds 4.7%	$2,276,785
(Cost $2,151,803)
Belgium 0.4%	194,988
KBC Groep NV (5.625% to 3-19-19, then 5 Year Euro Swap Rate + 4.759%) (Q)	5.625	03-19-19	EUR	174,000	194,988
France 1.3%	629,818
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%)	8.125	09-19-33	200,000	214,438
Societe Generale SA (6.750% to 4-7-21, then 5 Year Euro Swap Rate + 5.538%) (Q)	6.750	04-07-21	EUR	174,000	203,280

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       14

	Rate (%)	Maturity date	Par value^		Value
France (continued)
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250	11-29-18		200,000	$212,100
Germany 0.5%					228,426
Aareal Bank AG (7.625% to 4-30-20, then 1 Year Euro Swap Rate + 7.180%) (Q)	7.625	04-30-20	EUR	200,000	228,426
Italy 0.4%					203,881
UniCredit SpA	6.950	10-31-22	EUR	157,000	203,881
Switzerland 1.1%					536,993
Credit Suisse Group AG (7.125% to 7-29-22, then 5 Year U.S. Swap Rate + 5.108%) (Q)	7.125	07-29-22		200,000	211,800
UBS AG (4.750% to 2-12-21, then 5 Year Euro Swap Rate + 3.400%)	4.750	02-12-26	EUR	100,000	120,501
UBS AG (4.750% to 5-22-18, then 5 Year U.S. Swap Rate + 3.765%)	4.750	05-22-23		200,000	204,692
United Kingdom 1.0%					482,679
Barclays PLC (7.875% to 9-15-22, then 5 Year British Pound Swap Rate + 6.099%) (Q)	7.875	09-15-22	GBP	200,000	275,554
The Royal Bank of Scotland Group PLC (7.500% to 8-10-20, then 5 Year U.S. Swap Rate + 5.800%) (Q)	7.500	08-10-20		200,000	207,125
U.S. Government and Agency obligations 14.9%					$7,135,622
(Cost $7,138,925)
United States 14.9%					7,135,622
U.S. Treasury Inflation Protected Security (D)	0.625	01-15-24		6,650,000	7,135,622
Foreign government obligations 3.1%					$1,473,131
(Cost $1,529,940)
Indonesia 3.1%					1,473,131
Republic of Indonesia
Bond	8.250	05-15-36	IDR	6,207,000,000	490,675
Bond	8.750	05-15-31	IDR	5,957,000,000	493,842
Bond	8.375	09-15-26	IDR	5,995,000,000	488,614
			Shares		Value
Purchased options 0.6%					$270,619
(Cost $246,451)
Call options 0.6%					270,619
Over the Counter Option on Euro STOXX Banks Index (Expiration Date: 6-19-17; Strike Price: EUR 121.56; Counterparty: Morgan Stanley & Company, Inc.) (I)			7,300		83,000
Over the Counter Option on KOSPI 200 Index (Expiration Date: 12-14-18; Strike Price: KRW 310.00; Counterparty: Societe Generale) (I)			19,628,000		187,619

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       15

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 49.6%				$23,753,020
(Cost $23,754,903)
Certificate of deposit 9.4%				4,499,473
Goldman Sachs International Bank	1.200	06-29-17	500,000	500,192
ING Bank NV	1.220	07-03-17	1,000,000	1,000,236
Natixis SA	1.120	06-01-17	1,000,000	999,081
Sumitomo Mitsui Financial Group, Inc.	1.000	05-18-17	1,000,000	999,964
The Toronto-Dominion Bank	1.120	07-27-17	1,000,000	1,000,000
Commercial paper 19.8%				9,482,969
Agence Centrale Organismes	1.098	05-30-17	500,000	499,499
Bank Nederlandse Gemeenten	1.061	08-21-17	1,000,000	996,254
Dekabank Deutsche Girozentrale	1.097	05-08-17	1,000,000	999,719
Landeskreditbank Baden-Wuerttemberg Foerderbank	0.918	05-24-17	1,000,000	999,417
Nationwide Building Society	1.235	08-14-17	1,000,000	996,307
Nordea Bank AB	0.938	06-09-17	1,000,000	998,842
NRW.BANK	1.027	07-18-17	1,000,000	997,562
Pohjola Bank PLC	1.098	05-30-17	1,000,000	999,105
Skandinaviska Enskilda Banken AB	1.007	07-10-17	1,000,000	997,809
Standard Chartered PLC	1.216	06-19-17	1,000,000	998,455
Time deposits 7.8%				3,747,720
BNP Paribas SA	0.870	05-02-17	1,111,427	1,111,427
KBC Bank NV	0.860	05-02-17	1,636,268	1,636,268
Societe Generale SA	0.830	05-02-17	1,000,025	1,000,025
U.S. Government 8.4%				3,995,026
U.S. Treasury Bill (D)	0.656	06-01-17	2,000,000	1,998,832
U.S. Treasury Bill	0.753	07-27-17	2,000,000	1,996,194
		Yield (%)	Shares	Value
Money market funds 4.2%				2,027,832
Federated Government Obligations Fund, Institutional Class		0.6400(Y)	2,027,832	2,027,832
Total investments (Cost $46,282,734)† 97.8%				$46,862,526
Other assets and liabilities, net 2.2%				$1,070,562
Total net assets 100.0%				$47,933,088

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       16

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
KRW	Korean Won
Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(I)	Non-income producing security.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $46,290,311. Net unrealized appreciation aggregated to $572,215, of which $1,123,871 related to appreciated investment securities and $551,656 related to depreciated investment securities.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
E-mini S&P MidCap 400 Futures	17	Long	Jun 2017	$2,906,690	$2,941,000	$34,310
Euro Stoxx 50 Futures	69	Long	Jun 2017	2,503,661	2,627,655	123,994
Euro Stoxx 50 Index Dividend Futures	343	Long	Dec 2019	4,116,817	4,408,836	292,019
Euro Stoxx 50 Index Dividend Futures	125	Long	Dec 2020	1,507,320	1,553,616	46,296
FTSE 100 Index Futures	17	Long	Jun 2017	1,600,009	1,573,548	(26,461)
Tokyo Price Index Futures	19	Long	Jun 2017	2,626,016	2,611,751	(14,265)
VSTOXX Futures	315	Long	May 2017	744,769	566,164	(178,605)
VSTOXX Futures	305	Long	Jun 2017	633,254	563,141	(70,113)
10-Year U.S. Treasury Note Futues	63	Short	Jun 2017	(7,843,837)	(7,920,281)	(76,444)
CBOE Volatility Index Futures	46	Short	May 2017	(712,383)	(564,650)	147,733
CBOE Volatility Index Futures	44	Short	Jun 2017	(626,435)	(577,500)	48,935
Euro BTP Futures	46	Short	Jun 2017	(6,531,503)	(6,599,703)	(68,200)
						$259,199

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       17

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
BRL	5,661,700	USD	1,808,112	HSBC	5/24/2017	—	($35,095)	($35,095)
CHF	73,384	USD	73,386	Merrill Lynch	5/22/2017	$467	—	467
DKK	198,361	USD	28,398	Bank National Paris	5/22/2017	682	—	682
DKK	40,435	USD	5,801	Morgan Stanley & Company, Inc.	5/22/2017	126	—	126
EUR	111,000	USD	117,632	Barclays Capital	5/22/2017	3,408	—	3,408
EUR	401,327	USD	430,673	Morgan Stanley & Company, Inc.	5/22/2017	6,954	—	6,954
GBP	202,081	USD	246,030	Bank National Paris	5/22/2017	15,859	—	15,859
GBP	1,060,000	USD	1,290,512	Morgan Stanley & Company, Inc.	5/31/2017	83,573	—	83,573
GBP	191,379	USD	238,515	Morgan Stanley & Company, Inc.	7/11/2017	9,872	—	9,872
HKD	778,420	USD	100,365	Societe General	7/11/2017	—	(142)	(142)
HUF	4,925,650	USD	17,001	Societe General	5/22/2017	142	—	142
JPY	12,511,131	USD	113,741	Barclays Capital	5/22/2017	—	(1,423)	(1,423)
JPY	1,738,869	USD	15,397	Societe General	5/22/2017	214	—	214
JPY	268,300,000	USD	2,365,578	Societe General	6/15/2017	45,506	—	45,506
KRW	2,792,000,000	USD	2,437,896	HSBC	5/31/2017	16,582	—	16,582
MXN	28,014	USD	1,364	Merrill Lynch	5/22/2017	118	—	118
NOK	604,090	USD	72,239	Bank National Paris	5/22/2017	—	(1,863)	(1,863)
PEN	8,385,000	USD	2,543,993	HSBC	5/31/2017	31,004	—	31,004
RUB	7,600,000	USD	126,225	HSBC	5/31/2017	6,368	—	6,368
SEK	27,900,000	EUR	2,954,745	Societe General	5/10/2017	—	(68,636)	(68,636)
SEK	626,083	USD	69,639	Merrill Lynch	5/22/2017	1,124	—	1,124
SEK	59,849	USD	6,741	Morgan Stanley & Company, Inc.	5/22/2017	23	—	23
USD	123,606	AUD	163,000	Bank National Paris	5/22/2017	1,596	—	1,596
USD	177,131	BRL	560,000	HSBC	5/24/2017	1,762	—	1,762

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       18

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	1,493,809	CAD	2,010,000	Societe General	6/15/2017	$20,351	—	$20,351
USD	80,034	CHF	79,955	Morgan Stanley & Company, Inc.	5/22/2017	—	($432)	(432)
USD	25,542	DKK	178,030	Morgan Stanley & Company, Inc.	5/22/2017	—	(557)	(557)
USD	163,545	EUR	150,000	Bank National Paris	5/22/2017	—	(23)	(23)
USD	3,634,244	EUR	3,411,029	Morgan Stanley & Company, Inc.	5/22/2017	—	(85,311)	(85,311)
USD	454,140	EUR	421,806	Societe General	5/22/2017	—	(5,818)	(5,818)
USD	247,522	GBP	200,000	Citigroup	5/22/2017	—	(11,671)	(11,671)
USD	2,839,868	GBP	2,283,000	Morgan Stanley & Company, Inc.	5/31/2017	—	(119,599)	(119,599)
USD	535,212	GBP	429,441	Morgan Stanley & Company, Inc.	7/11/2017	—	(22,152)	(22,152)
USD	97,356	HKD	755,086	Societe General	7/11/2017	138	—	138
USD	1,499,128	IDR	20,284,000,000	HSBC	5/31/2017	—	(17,648)	(17,648)
USD	126,178	JPY	14,250,000	Societe General	5/22/2017	—	(1,750)	(1,750)
USD	6,938,938	KRW	7,952,000,000	HSBC	5/31/2017	—	(51,753)	(51,753)
USD	72,845	NOK	609,126	Morgan Stanley & Company, Inc.	5/22/2017	1,882	—	1,882
USD	1,452,098	RUB	86,500,000	HSBC	5/31/2017	—	(57,021)	(57,021)
USD	76,389	SEK	678,181	Morgan Stanley & Company, Inc.	5/22/2017	—	(262)	(262)
USD	4,281	TRY	16,021	Merrill Lynch	5/22/2017	—	(203)	(203)
USD	2,657,292	TWD	81,260,000	HSBC	5/24/2017	—	(38,447)	(38,447)
USD	29,700	ZAR	397,159	Morgan Stanley & Company, Inc.	5/22/2017	94	—	94
						$247,845	($519,806)	($271,961)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       19

WRITTEN OPTIONS

Options on index

Counterparty/ Exchange-Traded	Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Call
Exchange-Traded	S&P 500 Index	2,390.00	Jun 2017	4	$11,192	($10,340)
					$11,192	($10,340)
Put
Morgan Stanley & Company, Inc.	Euro STOXX Bank Index	121.56	Jun 2017	7,300	$50,789	($16,423)
					$50,789	($16,423)
Exchange-Traded	S&P 500 Index	2,390.00	Jun 2017	4	$13,792	($14,140)
					$13,792	($14,140)
					$75,773	($40,903)

SWAPS

Interest rate swaps

Counterparty/ Centrally cleared	Notional amount	Currency	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	34,300,000	AUD	6 Months BBSW	Fixed 2.7300%	Semi- Annual	Semi- Annual	Mar 2021	—	$101,468	$101,468
Centrally cleared	25,800,000	USD	3 Months LIBOR	Fixed 2.1050%	Semi- Annual	Quarterly	Apr 2021	—	2,652	2,652
Centrally cleared	10,500,000	USD	Fixed 2.305%	3 Months LIBOR	Quarterly	Semi- Annual	Apr 2024	—	205	205
Centrally cleared	736,000,000	JPY	6 Months LIBOR	Fixed 0.2425%	Semi- Annual	Semi- Annual	Sep 2028	—	(47,484)	(47,484)
Centrally cleared	68,700,000	JPY	6 Months LIBOR	Fixed 0.3000%	Semi- Annual	Semi- Annual	Dec 2028	—	(2,042)	(2,042)
Centrally cleared	373,000,000	JPY	Fixed 0.5475%	6 Months LIBOR	Semi- Annual	Semi- Annual	Sep 2038	—	102,327	102,327
Centrally cleared	37,300,000	JPY	Fixed 0.6400%	6 Months LIBOR	Semi- Annual	Semi- Annual	Dec 2038	—	5,079	5,079
								—	$162,205	$162,205

Credit default swaps - Buyer

Centrally cleared	Reference obligation	Notional amount	Currency	USD Notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally Cleared	ITRAXX.ASIA IGS.27.V1 5Y	4,910,000	USD	$4,910,000	(1.000)%	Quarterly	Jun 2022	($2,914)	($17,500)	($20,414)
Centrally Cleared	ITRAXX.ASIA. IG.26.V1 5Y	4,910,000	USD	4,910,000	(1.000)%	Quarterly	Dec 2021	47,768	(94,060)	(46,292)
				$9,820,000				$44,854	($111,560)	($66,706)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       20

Credit default swaps - Seller

Centrally cleared	Reference obligation	Implied Credit spread and/or credit rating at 4-30-17	Notional amount	Currency	USD Notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	CDX.NA.IG. 28.V1 5Y	0.642%	7,370,000	USD	$7,370,000	1.000%	Quarterly	Jun 2022	$115,824	$21,533	$137,357
Centrally cleared	ITRAXX.ASIA. IGS.26.V1 5Y	0.808%	4,910,000	USD	4,910,000	1.000%	Quarterly	Dec 2021	31,405	14,887	46,292
					$12,280,000				$147,229	$36,420	$183,649

Total return swaps

Pay/ receive	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty	Unrealized appreciation (depreciation)	Market value
Pay	Kingfisher PLC	LIBOR - BBA	Monthly	GBP	35,702	Sep 2017	BNP Paribas	($1,846)	($1,846)
Pay	Marks & Spencer Group PLC	LIBOR - BBA	Monthly	GBP	89,844	Sep 2017	BNP Paribas	(1,970)	(1,970)
Pay	Tesco PLC	LIBOR - BBA	Monthly	GBP	48,278	Sep 2017	BNP Paribas	(3,400)	(3,400)
Pay	TOPIX	LIBOR - BBA	Quarterly	JPY	280,614,440	Apr 2018	BNP Paribas	(87,241)	(87,241)
Pay	Debenhams PLC	LIBOR - BBA	Monthly	GBP	70,314	Sep 2017	Goldman Sachs	1,915	1,915
Pay	Consumer Staples Select Sector SPDR Fund	LIBOR - BBA	Monthly	USD	948,824	Nov 2017	Goldman Sachs	(4,593)	(4,593)
Pay	Debenhams PLC	LIBOR - BBA	Monthly	GBP	125,303	Apr 2018	HSBC	6,248	6,248
Pay	Kingfisher PLC	LIBOR - BBA	Monthly	GBP	162,883	Apr 2018	HSBC	(8,234)	(8,234)
Pay	Marks & Spencer Group PLC	LIBOR - BBA	Monthly	GBP	114,442	Apr 2018	HSBC	(5,493)	(5,493)
Pay	Sainsbury PLC	LIBOR - BBA	Monthly	GBP	129,062	Apr 2018	HSBC	(13,657)	(13,657)
Pay	Tesco PLC	LIBOR - BBA	Monthly	GBP	135,244	Apr 2018	HSBC	(7,009)	(7,009)
Pay	WM Morrison Supermarkets	LIBOR - BBA	Monthly	GBP	164,280	Apr 2018	HSBC	(11,007)	(11,007)
Pay	Sainsbury PLC	LIBOR - BBA	Monthly	GBP	64,556	Sep 2017	Societe Generale	(2,954)	(2,954)
Pay	WM Morrison Supermarkets	LIBOR - BBA	Monthly	GBP	29,287	Sep 2017	Societe Generale	(1,410)	(1,410)
Pay	Total Return Basket	LIBOR - BBA	Quarterly	USD	1,637,368	Sep 2017	BNP Paribas	$35,596	$35,596
								($105,055)	($105,055)

Inflation swaps

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Merrill Lynch	2,460,000	USD	$2,460,000	USD - Non- Revised CPI	Fixed 2.1450%	At maturity	At maturity	Mar 2022	—	$11,748	$11,748
Merrill Lynch	508,000	USD	508,000	Fixed 2.3050%	USD - Non- Revised CPI	At maturity	At maturity	Mar 2047	—	(4,361)	(4,361)
Morgan Stanley & Company, Inc.	7,000,000	GBP	8,758,101	Fixed 3.6650%	GBP - Non- revised RPI	At maturity	At maturity	Feb 2020	—	(26,619)	(26,619)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       21

Inflation swaps (continued)

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Morgan Stanley & Company, Inc.	7,200,000	GBP	8,765,309	Fixed 3.6600%	GBP - Non- revised RPI	At maturity	At maturity	Mar 2020	—	384	384
Morgan Stanley & Company, Inc.	7,200,000	GBP	8,936,661	Fixed 3.6300%	GBP - Non- revised RPI	At maturity	At maturity	Apr 2020	—	(44,560)	(44,560)
Morgan Stanley & Company, Inc.	9,440,000	USD	9,440,000	USD - Non- Revised CPI	Fixed 1.4900%	At maturity	At maturity	Sep 2021	—	(277,315)	(277,315)
Morgan Stanley & Company, Inc.	1,760,000	USD	1,760,000	USD - Non- Revised CPI	Fixed 2.0100%	At maturity	At maturity	Nov 2021	—	(10,020)	(10,020)
Morgan Stanley & Company, Inc.	9,420,000	USD	9,420,000	USD - Non- Revised CPI	Fixed 2.0100%	At maturity	At maturity	Nov 2021	—	(53,628)	(53,628)
Morgan Stanley & Company, Inc.	7,000,000	GBP	8,758,101	GBP - Non- revised RPI	Fixed 3.6050%	At maturity	At maturity	Feb 2023	—	58,513	58,513
Morgan Stanley & Company, Inc.	7,200,000	GBP	8,765,309	GBP - Non- revised RPI	Fixed 3.5600%	At maturity	At maturity	Mar 2023	—	2,959	2,959
Morgan Stanley & Company, Inc.	7,200,000	GBP	8,936,661	GBP - Non- revised RPI	Fixed 3.5650%	At maturity	At maturity	Apr 2023	—	64,716	64,716
Morgan Stanley & Company, Inc.	1,370,000	USD	1,370,000	Fixed 1.8975%	USD - Non- Revised CPI	At maturity	At maturity	Sep 2046	—	149,975	149,975
Morgan Stanley & Company, Inc.	1,590,000	USD	1,590,000	Fixed 2.3390%	USD - Non- Revised CPI	At maturity	At maturity	Nov 2046	—	(25,729)	(25,729)
Morgan Stanley & Company, Inc.	1,760,000	USD	1,760,000	Fixed 2.3390%	USD - Non- Revised CPI	At maturity	At maturity	Nov 2046	—	(28,480)	(28,480)
			$81,228,142						—	($182,417)	($182,417)

Variance swaps

Counterparty	Reference entity	Currency	Notional amount	USD Notional amount	Pay/ receive variance	Payment frequency	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
Societe Generale	Russell 2000 Index	USD	19,797	19,797	Receive	At maturity	Dec 2018	24.30%	($58,767)	($58,767)
Societe Generale	S&P 500 Index	USD	19,797	19,797	Pay	At maturity	Dec 2018	18.80%	32,114	32,114
				$39,594					($26,653)	($26,653)

Derivative currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       22

Derivative currency abbreviations (continued)

SEK	Swedish Krona
TRY	Turish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Derivatives abbreviations
BBSW	Bank Bill Swap Rate
LIBOR	London Interbank Offered Rate
BBA	The British Banker's Association
CPI	Consumer Price Index
RPI	Retail Prices Index

See Notes to financial statements regarding investment transactions and other derivatives information.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       23

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-17 (unaudited)

Assets
Investments, at value (Cost $46,282,734)	$46,862,526
Cash	4,323
Foreign currency, at value (Cost $397,772)	400,892
Cash held at broker for futures contracts	1,259,974
Cash collateral for derivative contracts	161,766
Receivable for investments sold	24,985
Receivable for fund shares sold	1,543
Unrealized appreciation on forward foreign currency contracts	247,845
Dividends and interest receivable	93,397
Swap contracts, at value	364,168
Receivable for futures variation margin	259,199
Receivable due from advisor	19,137
Other receivables and prepaid expenses	66,036
Total assets	49,765,791
Liabilities
Payable for investments purchased	17,615
Unrealized depreciation on forward foreign currency contracts	519,806
Payable for fund shares repurchased	488,064
Written options, at value (Premium received $75,773)	40,903
Swap contracts, at value	678,293
Payable for centrally cleared swaps	6,625
Payable to affiliates
Accounting and legal services fees	2,423
Transfer agent fees	32
Trustees' fees	20
Other liabilities and accrued expenses	78,922
Total liabilities	1,832,703
Net assets	$47,933,088
Net assets consist of
Paid-in capital	$49,286,792
Accumulated distributions in excess of net investment income	(367,463)
Accumulated net realized gain (loss) on investments, futures contracts, options written, foreign currency transactions and swap agreements	(1,310,523)
Net unrealized appreciation (depreciation) on investments, futures contracts, options written, translation of assets and liabilities in foreign currencies and swap agreements	324,282
Net assets	$47,933,088

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       24

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($106,276 ÷ 10,951 shares)[1]	$9.70
Class C ($114,898 ÷ 11,867 shares)[1]	$9.68
Class I ($97,137 ÷ 10,000 shares)	$9.71
Class R6 ($97,157 ÷ 10,000 shares)	$9.72
Class NAV ($47,517,620 ÷ 4,890,799 shares)	$9.72
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$10.21

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       25

STATEMENT OF OPERATIONS   For the six months ended 4-30-17 (unaudited)

Investment income
Interest	$306,171
Dividends	159,613
Less foreign taxes withheld	(11,969)
Total investment income	453,815
Expenses
Investment management fees	373,515
Distribution and service fees	667
Accounting and legal services fees	5,617
Transfer agent fees	188
Trustees' fees	616
State registration fees	44,508
Printing and postage	18,675
Professional fees	120,608
Custodian fees	45,144
Other	5,297
Total expenses	614,835
Less expense reductions	(223,169)
Net expenses	391,666
Net investment income	62,149
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(27,454)
Realized gain on investments not meeting investment restrictions	2,554
Futures contracts	1,617,899
Written options	(114,134)
Swap contracts	(946,406)
532,459
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	566,577
Futures contracts	(164,620)
Written options	170,944
Swap contracts	(121,565)
451,336
Net realized and unrealized gain	983,795
Increase in net assets from operations	$1,045,944

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       26

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-17	Year ended 10-31-16[1]
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$62,149	$125,976
Net realized gain (loss)	532,459	(1,982,246)
Change in net unrealized appreciation (depreciation)	451,336	(127,054)
Increase (decrease) in net assets resulting from operations	1,045,944	(1,983,324)
Distributions to shareholders
From net investment income
Class A	(640)	—
Class C	(82)	—
Class I	(785)	—
Class R6	(876)	—
Class NAV	(434,624)	—
Total distributions	(437,007)	—
From fund share transactions	37,171	49,270,304
Total increase	646,108	47,286,980
Net assets
Beginning of period	47,286,980	—
End of period	$47,933,088	$47,286,980
Undistributed (accumulated distributions in excess of) net investment income	($367,463)	$7,395

1	Period from 4-13-16 (commencement of operations) to 10-31-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       27

Financial highlights

Class A Shares Period ended	4-30-17[1]		10-31-16[2]
Per share operating performance
Net asset value, beginning of period	$9.58		$10.00
Net investment income (loss)[3]	(0.01)		0.01
Net realized and unrealized gain (loss) on investments	0.19		(0.43)
Total from investment operations	0.18		(0.42)
Less distributions
From net investment income	(0.06)		—
Net asset value, end of period	$9.70		$9.58
Total return (%)[4,5]	1.90	[6]	(4.20	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.92	[8]	2.92	[8]
Expenses including reductions	1.99	[8]	2.00	[8]
Net investment income (loss)	(0.12	) [8]	0.10	[8]
Portfolio turnover (%)	65		36

1	Six months ended 4-30-17. Unaudited.
2	Period from 4-13-16 (commencement of operations) to 10-31-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Class C Shares Period ended	4-30-17[1]		10-31-16[2]
Per share operating performance
Net asset value, beginning of period	$9.54		$10.00
Net investment loss[3]	(0.04)		(0.03)
Net realized and unrealized gain (loss) on investments	0.19		(0.43)
Total from investment operations	0.15		(0.46)
Less distributions
From net investment income	(0.01)		—
Net asset value, end of period	$9.68		$9.54
Total return (%)[4,5]	1.55	[6]	(4.60	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.68	[8]	3.67	[8]
Expenses including reductions	2.74	[8]	2.75	[8]
Net investment loss	(0.87	) [8]	(0.65	) [8]
Portfolio turnover (%)	65		36

1	Six months ended 4-30-17. Unaudited.
2	Period from 4-13-16 (commencement of operations) to 10-31-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       29

Class I Shares Period ended	4-30-17[1]		10-31-16[2]
Per share operating performance
Net asset value, beginning of period	$9.59		$10.00
Net investment income[3]	0.01		0.02
Net realized and unrealized gain (loss) on investments	0.19		(0.43)
Total from investment operations	0.20		(0.41)
Less distributions
From net investment income	(0.08)		—
Net asset value, end of period	$9.71		$9.59
Total return (%)[4]	2.08	[5]	(4.10	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.66	[7]	2.65	[7]
Expenses including reductions	1.73	[7]	1.73	[7]
Net investment income	0.15	[7]	0.37	[7]
Portfolio turnover (%)	65		36

1	Six months ended 4-30-17. Unaudited.
2	Period from 4-13-16 (commencement of operations) to 10-31-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       30

Class R6 Shares Period ended	4-30-17[1]		10-31-16[2]
Per share operating performance
Net asset value, beginning of period	$9.60		$10.00
Net investment income[3]	0.01		0.03
Net realized and unrealized gain (loss) on investments	0.20		(0.43)
Total from investment operations	0.21		(0.40)
Less distributions
From net investment income	(0.09)		—
Net asset value, end of period	$9.72		$9.60
Total return (%)[4]	2.18	[5]	(4.00	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.56	[7]	2.56	[7]
Expenses including reductions	1.62	[7]	1.62	[7]
Net investment income	0.26	[7]	0.48	[7]
Portfolio turnover (%)	65		36

1	Six months ended 4-30-17. Unaudited.
2	Period from 4-13-16 (commencement of operations) to 10-31-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       31

Class NAV Shares Period ended	4-30-17[1]		10-31-16[2]
Per share operating performance
Net asset value, beginning of period	$9.60		$10.00
Net investment income[3]	0.01		0.03
Net realized and unrealized gain (loss) on investments	0.20		(0.43)
Total from investment operations	0.21		(0.40)
Less distributions
From net investment income	(0.09)		—
Net asset value, end of period	$9.72		$9.60
Total return (%)[4]	2.18	[5]	(4.00	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$48		$47
Ratios (as a percentage of average net assets):
Expenses before reductions	2.55	[6]	2.54	[6]
Expenses including reductions	1.62	[6]	1.62	[6]
Net investment income	0.26	[6]	0.48	[6]
Portfolio turnover (%)	65		36

1	Six months ended 4-30-17. Unaudited.
2	Period from 4-13-16 (commencement of operations) to 10-31-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       32

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global Focused Strategies Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       33

established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017, by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks	$11,953,349	$6,608,010	$5,345,339	—
Corporate bonds	2,276,785	—	2,276,785	—
U.S. Government and Agency obligations	7,135,622	—	7,135,622	—
Foreign government obligations	1,473,131	—	1,473,131	—
Purchased options	270,619	—	270,619	—
Short-term investments	23,753,020	2,027,832	21,725,188	—
Total investments in securities	$46,862,526	$8,635,842	$38,226,684	—
Other financial instruments:
Futures	$259,199	$273,464	($14,265)	—
Forward foreign currency contracts	(271,961)	—	(271,961)	—
Written options	(40,903)	(24,480)	(16,423)	—
Interest rate swaps	162,205	—	162,205	—
Credit default swaps	116,943	—	116,943	—
Total return swaps	(105,055)	—	(105,055)	—
Inflation swaps	(182,417)	—	(182,417)	—
Variance swaps	(26,653)	—	(26,653)	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. During the six months ended April 30, 2017, the fund realized gains of $2,554 on the disposal of investments not meeting the fund's respective investment guidelines.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       34

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2017, were $1,454.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of October 31, 2016, the fund has a short-term capital loss carryforward of $1,190,412 and a long-term capital loss carryforward of $54,839 available to offset future net realized capital gains. These carryforwards do not expire.

As of October 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       35

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and derivative transactions.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers' customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts and Payable for centrally cleared swaps, respectively. Securities pledged by the fund for exchange-traded and cleared transactions, if any, are identified in the Fund's investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       36

subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended April 30, 2017, the fund used futures contracts to manage against anticipated changes in securities markets and interest rate changes, to gain exposure to certain securities markets and to foreign bond market, maintain diversity of the fund and manage exposure to equity volatility. The fund held futures contracts with notional values ranging from $32.5 million to $60.2 million, as measured at each quarter end.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended April 30, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, manage currency exposure and to maintain diversity of the fund. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $38.0 million to $60.3 million, as measured at each quarter end.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

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During the six months ended April 30, 2017, the fund used purchased options to manage against anticipated changes in securities markets, gain exposure to certain securities markets and to maintain diversity of the fund. The fund held purchased options with market values ranging up to $270,600, as measured at each quarter end.

During the six months ended April 30, 2017, the fund wrote option contracts to gain exposure to foreign currency and to certain securities markets, to maintain diversity of the fund and to manage against anticipated changes in currency exchange rate and securities markets. The following table summarizes the fund's written options activities during the six months ended April 30, 2017:

	Notional amount (EUR)	Number of contracts	Premiums received
Outstanding, beginning of period	5,610,000	—	$74,930
Options written	—	7,308	158,967
Option closed	(5,610,000)	—	(158,124)
Options exercised	—	—	—
Options expired	—	—	—
Outstanding, end of period	—	7,308	$75,773

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap. Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the six months ended April 30, 2017, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity of the fund and gain exposure to the treasuries market. The fund held interest rate swaps with total USD notional amounts ranging from $28.4 million to $74.2 million, as measured at each quarter end.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps—Buyer

During the six months ended April 30, 2017, the fund used CDS as a Buyer of protection to manage against potential credit events. The fund held credit default swap contracts with total USD notional amounts ranging from $4.9 million to $17.2 million, as measured at each quarter end.

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Credit default swaps—Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the six months ended April 30, 2017 to take a long position in the exposure of the benchmark credit. The fund acted as Seller on credit default swap contracts with total USD notional amounts ranging from $7.4 million to $19.7 million as measured at each quarter end.

Total Return Swaps. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer of the Seller.

During the six months ended April 30, 2017, the fund used total return swaps to manage against anticipated changes in securities, gain exposure to certain securities markets and maintain diversity of the fund. The fund held total return swaps with total USD notional amounts ranging from $6.7 million to $12.2 million, as measured at each quarter end.

Variance Swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

During the six months ended April 30, 2017, the fund used variance swaps to maintain diversity of the fund and to manage against anticipated changes in securities markets/volatility. The fund held variance swaps with total USD notional amounts ranging from $40,000 to $78,600, as measured at each quarter end.

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The fund used inflation swaps during the six months ended April 30, 2017 to manage duration of the fund, maintain diversity of the fund and manage against anticipated changes in inflation. The fund held inflation swap contracts with total U.S. dollar notional values ranging from $10.8 million to $81.2 million, as measured at each quarter end.

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Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at April 30, 2017 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivative fair value
Equity	Receivable/payable for futures	Futures†	$693,287	($289,444)
Interest rate	Receivable/payable for futures	Futures†	—	(144,644)
Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	247,845	(519,806)
Equity	Investments, at value*	Purchased options	270,619	—
Equity	Written options, at value	Written options	—	(40,903)
Credit	Swap contracts, at value	Credit default swaps^	183,649	(66,706)
Equity	Swap contracts, at value	Variance swaps^	32,114	($58,767)
Equity	Swap contracts, at value	Total return swaps^	43,759	(148,814)
Interest rate	Swap contracts, at value	Interest rate swaps^	211,731	(49,526)
Interest rate	Swap contracts, at value	Inflation swaps^	288,295	(470,712)
† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.
* Purchased options are included in the fund's investment.
^ Reflects cumulative value of swap contracts. Receivable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statement of assets and liabilities.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The table below reflects certain fund's exposure to counterparties subject to an ISDA for OTC derivative transactions:

	Asset	Liability
Foreign forward currency contracts	$247,845	($519,806)
Purchased options	270,619	—
Written options	—	(16,423)
Inflation swaps	288,295	(470,712)
Total return swaps	43,759	(148,814)
Variance swaps	32,114	(58,767)
Totals	$882,632	($1,214,522)

Counterparty	Total market value of OTC derivatives	Collateral posted by counterparty	Collateral posted by fund	Net exposure
Barclays Capital	$1,985	—	—	$1,985
BNP Paribas	(42,610)	—	—	(42,610)
Citigroup	(11,671)	—	—	(11,671)
Goldman Sachs	(2,678)	—	—	(2,678)
HSBC	(183,400)	—	$183,400	—
Merrill Lynch	8,893	—	—	8,893
Morgan Stanley & Company, Inc.	(249,016)	—	249,016	—
Societe Generale	146,607	—	—	146,607
Totals	($331,890)	—	$432,416	$100,526

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Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2017:

Risk	Statement of operations location	Investments and foreign currency transactions [1]	Futures contracts	Written options	Swap contracts	Investments and foreign currency transactions [2]	Total
Credit	Net realized gain (loss)	—	—	—	$17,672	—	$17,672
Equity	Net realized gain (loss)	($72,496)	$1,135,013	$11,907	(1,078,120)	—	(3,696)
Foreign currency	Net realized gain (loss)	—	—	(126,041)	—	$860,375	734,334
Interest rate	Net realized gain (loss)	—	482,886	—	114,042	—	596,928
Total		($72,496)	$1,617,899	($114,134)	($946,406)	$860,375	$1,345,238
[1] Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.
[2] Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2017:

Risk	Statement of operations location	Investments and translation of assets and liabilities in foreign currencies [1]	Futures contracts	Written options	Swap contracts	Investments and translation of assets and liabilities in foreign currencies [2]	Total
Credit	Change in net unrealized appreciation (depreciation)	—	—	—	($9,356)	—	($9,356)
Equity	Change in net unrealized appreciation (depreciation)	$97,847	$61,046	$170,944	152,364	—	482,201
Foreign currency	Change in net unrealized appreciation (depreciation)	—	—	—	—	($950,659)	(950,659)
Interest rate	Change in net unrealized appreciation (depreciation)	—	(225,666)	—	(264,573)	—	(490,239)
Total		$97,847	($164,620)	$170,944	($121,565)	($950,659)	($968,053)
[1] Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.
[2] Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

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Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.550% of the first $500 million of the fund's average daily net assets; and (b) 1.500% of the fund's average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Standard Life Investment (Corporate Funds) Limited. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2017, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 1.62% of average annual net assets (on an annualized basis). For purposes of this agreement, "expenses of the fund" means all fund-level operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on February 28, 2018, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

The Advisor contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on February 28, 2018, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2017, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$467	Class R6	$450
Class C	505	Class NAV	221,304
Class I	443	Total	$223,169

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2017 were equivalent to a net annual effective rate of 0.62% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and

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service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.25%
Class C	1.00%

Sales charges. Class A shares may be subject to up-front sales charges. For the six months ended April 30, 2017, no sales charges were assessed.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2017, there were no CDSCs received by the Distributor for Class A and Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$125	$61
Class C	542	67
Class I	—	53
Class R6	—	7
Total	$667	$188

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2017 and for the year ended October 31, 2016 were as follows:

		Six months ended 4-30-17		Year ended 10-31-16[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,463	$14,169	10,000	$100,000
Distributions reinvested	3	32	—	—
Repurchased	(515)	(4,985)	—	—
Net increase	951	$9,216	10,000	$100,000

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		Six months ended 4-30-17		Year ended 10-31-16[1]
	Shares	Amount	Shares	Amount
Class C shares
Sold	1,697	$16,202	10,170	$101,650
Net increase	1,697	$16,202	10,170	$101,650
Class I shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class NAV shares
Sold	183,233	$1,759,938	4,918,816	$49,174,964
Distributions reinvested	45,558	434,624	—	—
Repurchased	(225,262)	(2,182,809)	(31,546)	(306,310)
Net increase	3,529	$11,753	4,887,270	$48,868,654
Total net increase	6,177	$37,171	4,927,440	$49,270,304

1Period from 4-13-16 (commencement of operations) to 10-31-16.

Affiliates of the fund owned 91%, 84%, 100%, 100% and 100% of shares of the fund of Class A, Class C, Class I, Class R6 and Class NAV, respectively, on April 30, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $9,657,812 and $23,802,410, respectively, for the six months ended April 30, 2017. Purchases of U.S. Treasury obligations aggregated $7,087,835 for the six months ended April 30, 2017.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2017, within the John Hancock group of funds complex, JHF II Multimanager Lifestyle Aggressive Portfolio had an affiliated ownership of 5% or more at 99.2% of the fund's net assets.

Note 9 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

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More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, Inc.

Subadvisor

Standard Life Investments (Corporate Funds) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       45

John Hancock family of funds

DOMESTIC EQUITY FUNDS

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Blue Chip Growth

Classic Value

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U.S. Growth

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GLOBAL AND INTERNATIONAL EQUITY FUNDS

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Emerging Markets

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Greater China Opportunities

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INCOME FUNDS

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Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

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Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Global Focused Strategies Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF368608	462SA 4/17 6/17

John Hancock

ESG All Cap Core Fund

Semiannual report 4/30/17
ESG

A message to shareholders

Dear shareholder,

U.S. stocks and the credit segments of the bond market rallied sharply over the past six months, with several indexes reaching all-time highs before plateauing in the first half of April. In some ways, this recent pause wasn't surprising: Much of the fuel for the rally had been investor optimism over the Trump administration's ability to implement pro-growth policies that would boost economic expansion. Instead, the new administration has struggled with a series of controversies, and investors seem to be waiting for policy to catch up with expectations before bidding asset prices up further.

Regardless of what happens in Washington, asset prices in the United States enjoy the support of solid economic growth, low inflation, and rising levels of employment. Potential headwinds include high valuations—particularly when compared with foreign stocks—and any sustained increase in political uncertainty. Just as John Hancock Investments regularly monitors the risks taken by the portfolio teams managing our funds, it is prudent to periodically check in with your financial advisor to ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
ESG All Cap Core Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
23	Notes to financial statements
29	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/17 (%)

The S&P Composite 1500 Index combines three indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600 to cover approximately 90% of the U.S. market capitalization.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Strong market conditions for equities

Stocks enjoyed strong results for most of the period, especially rallying after the November elections, as investors saw the potential for pro-growth policies.

Conservative positioning hurt results

The fund's results trailed its benchmark, the S&P Composite 1500 Index, due partly to the fund's somewhat conservative positioning prior to and during the rally.

Stock selection weighed on performance

The fund was hurt by weak stock picking in the information technology, consumer discretionary, and industrials sectors, although results were favorable in the financials and consumer staples sectors.

SECTOR COMPOSITION AS OF 4/30/17 (%)

A note about risks

Large company stocks could fall out of favor. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Foreign investing has additional risks, such as currency and market volatility and political and social instability. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. The fund's ESG policy could cause it to perform differently than similar funds that do not have such a policy. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       3

Discussion of fund performance

An interview with Portfolio Manager Stephanie R. Leighton, CFA, Trillium Asset Management

Stephanie R. Leighton, CFA
Portfolio Manager
Trillium AssetManagement

An interview with Portfolio Manager Stephanie R. Leighton, CFA, Trillium Asset Management

How did the fund perform relative to its benchmark during the six months ended April 30, 2017?

In a very strong environment for stocks, the fund gained 11.17% (excluding sales charges), trailing its benchmark, the S&P Composite 1500 Index, which rose 13.66% for the same timeframe. Much of this underperformance can be attributed to how the fund was positioned as we entered the six-month period. Starting in the third quarter of last year, we had been reducing the fund's beta (sensitivity to the index) because we expected the stock market would respond in muted fashion to the results of the November U.S. presidential election and slowing economic growth. Like many observers, however, we were surprised not just by Donald Trump's victory, but also the strength of the subsequent rally. Against this backdrop, the portfolio's moderately conservative positioning left the fund at a relative performance disadvantage.

Looking more specifically at the fund's composition, its relative underperformance stemmed primarily from disappointing stock selection, especially in the information technology sector, where several holdings were notable laggards. Picks in consumer discretionary and industrials also weighed on results, although security selection in consumer staples and financials was a partly offsetting positive.

How would you summarize your investment strategy?

As the fund's subadvisor, we focus exclusively on environmental, social, and governance (ESG) investing. Whenever we choose stocks for the fund, we evaluate them from both a financial and an ESG perspective.

Regarding the first criterion, we have a relatively conservative approach to equity investing. The fund will typically include about 70 to 80 stocks that we have determined to be attractively valued and of high quality, which we define as higher-return businesses with relatively low debt. Our bias tends to be in favor of companies we believe can generate sustainable earnings growth while benefiting from large-scale market forces.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       4

"Looking more specifically at the fund's composition, its relative underperformance stemmed primarily from disappointing stock selection, especially in the information technology sector ...."

Our investment approach combines top-down macroeconomic analysis with bottom-up security-by-security research to find companies that we believe can deliver strong financial performance over the long term. To seek to control risk, we limit individual position sizes to no more than 5% of the portfolio while also keeping sector weightings within two percentage points of those in the benchmark.

How do you evaluate potential investments from an ESG standpoint?

Beyond seeking good financial investments, we also want to invest in businesses helping to create a better, more sustainable world. Our research looks for companies that we see as meeting positive thresholds of performance on such issues as strong workplace practices, a demonstrated record of producing safe products for consumers, protecting the environment, fair compensation for employees and executives, and respecting and upholding human rights.

We firmly believe that companies committed to strong ESG policies can both increase their long-term profitability and gain a competitive edge. In our view, integrating ESG factors into the investment-selection process is the best way to deliver strong long-term risk-adjusted returns for the fund's shareholders. This is why we consider companies' stock-performance prospects alongside their ESG profile—both are equally vital components of our strategy.

We also prioritize actively engaging with the companies we invest in. This can entail working closely

TOP 10 HOLDINGS AS OF 4/30/17 (%)

Alphabet, Inc., Class A	3.3
Bank of America Corp.	2.2
Microsoft Corp.	2.0
Cigna Corp.	2.0
Reinsurance Group of America, Inc.	2.0
PayPal Holdings, Inc.	1.9
The Home Depot, Inc.	1.9
American Water Works Company, Inc.	1.8
Merck & Company, Inc.	1.8
The PNC Financial Services Group, Inc.	1.7
TOTAL	20.6
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       5

"Beyond seeking good financial investments, we also want to invest in businesses helping to create a better, more sustainable world."
with the firms' management to encourage them to increase their social dividends, as we often put it. Whether it's through dialogue with company leaders or, in the case of businesses that initially are less eager to engage with us, through our position as investors, we encourage companies to move in socially conscious directions. For example, our efforts have been successful in getting companies to adjust their hiring, corporate governance, and environmental practices.

Which stocks detracted from the fund's relative performance for the semiannual period?

A significant individual detractor was Palo Alto Networks, Inc., a provider of network security services that reported slowing sales growth. The company is in the midst of a shift toward larger business deals, which take longer to close than smaller deals. We still see the business as well positioned, and we also recognize that Palo Alto's management has taken steps to address recent challenges.

Another information technology detractor was F5 Networks, Inc., whose software and hardware applications help companies to manage and optimize data center traffic. During the period, F5 Networks reported weaker-than-expected quarterly earnings and revenues related to the beginning of a new product cycle for the company. As of period end, we do see good potential for this stock and believe that demand for F5's newer products should accelerate.

When measuring performance against a benchmark, sometimes what you don't own is as impactful as what you do. This was the case with Apple, Inc., a very large benchmark component that performed very well and that, unfortunately, the fund lacked any exposure to during the period.

Elsewhere, the fund's overweighting in retailer Target Corp. hurt results. Investors have grown increasingly concerned about the retail industry and mounting competition from online outlets. More specifically to Target this period, the company announced significantly worse-than-expected quarterly earnings and forecasted worse-than-expected profits for its fiscal 2017 year. That said, at period end, we continued to see Target as relatively well positioned in a difficult environment for retailers, while we saw its healthy dividend, strong cash flow, and ability to benefit from higher consumer spending as additional points in the company's favor.

Which stocks contributed to results?

Health insurance provider Cigna Corp. added value. Like those of many other insurers, the company's shares rose following Republican victories in November. In addition to liking Cigna from

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       6

a financial perspective, the company was also a good fit for our ESG criteria; compared to its other HMO competitors, we like the company's focus on wellness and preventive medicine.

Another contributor was Panera Bread Company, whose move toward healthier food and the elimination of artificial ingredients has also made it a good fit for our criteria. During the period, Panera reported robust same-store sales and margin gains. In addition, Panera's shares sharply rose after the company agreed to an acquisition offer at a premium valuation.

Several stocks in the financials sector also performed very well. Higher interest rates and the prospect of regulatory reductions boosted the performance of such bank holdings as Bank of America Corp. and East West Bancorp, Inc., both of which were among the fund's largest individual contributors this period.

How was the fund positioned at the end of the period?

We see increased uncertainty in the economy and stock market. The market remains near a peak and appears to be pricing in tax reform that, in our view, is unlikely to be accomplished this year. While economic indicators are not suggesting an imminent recession, valuations for the market as a whole, and particularly for typically defensive sectors, such as consumer staples and utilities, remain persistently elevated. We are keeping the fund's beta close to that of the market and intend to stay that way until we see less uncertainty in the economic and political environment.

MANAGED BY

Stephanie R. Leighton On the fund since inception Investing since 1986
Elizabeth R. Levy, CFA On the fund since inception Investing since 2004
Cheryl I. Smith, Ph.D., CFA On the fund since inception Investing since 1987

The views expressed in this report are exclusively those of Stephanie R. Leighton, CFA, Trillium Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2017

	Cumulative total returns (%) with maximum sales charge
	6-month	Since inception[1]
Class A	5.65	7.05
Class C	9.75	10.97
Class I2	11.31	12.98
Class R6[2]	11.28	13.06
Index†	13.66	15.97

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I or Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A*	Class C*	Class I*	Class R6*
Gross (%)	1.57	2.32	1.32	1.21
Net (%)	1.19	1.94	0.94	0.81

*Expenses have been estimated for the fund's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P Composite 1500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock ESG All Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P Composite 1500 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C	6-6-16	11,097	11,197	11,597
Class I2	6-6-16	11,298	11,298	11,597
Class R6[2]	6-6-16	11,306	11,306	11,597

The S&P Composite 1500 Index combines three indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600 to cover approximately 90% of the U.S. market capitalization.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-6-16.
2	For certain types of investors as described in the fund's prospectus.
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on Novemeber 1, 2016, with the same investment held until April 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2016	Ending value on 4-30-2017	Expenses paid during period ended 4-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,111.70	$6.18	1.18%
	Hypothetical example for comparison purposes	1,000.00	1,018.90	5.91	1.18%
Class C	Actual expenses/actual returns	1,000.00	1,107.50	10.09	1.93%
	Hypothetical example for comparison purposes	1,000.00	1,015.20	9.64	1.93%
Class I	Actual expenses/actual returns	1,000.00	1,113.10	4.82	0.92%
	Hypothetical example for comparison purposes	1,000.00	1,020.20	4.61	0.92%
Class R6	Actual expenses/actual returns	1,000.00	1,112.80	4.24	0.81%
	Hypothetical example for comparison purposes	1,000.00	1,020.80	4.06	0.81%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       11

Fund's investments

As of 4-30-17 (unaudited)
	Shares	Value
Common stocks 96.2%		$17,786,634
(Cost $16,061,914)
Consumer discretionary 12.3%		2,275,028
Auto components 1.2%
BorgWarner, Inc.	5,437	229,876
Hotels, restaurants and leisure 2.5%
Panera Bread Company, Class A (I)	889	277,973
Starbucks Corp.	2,908	174,654
Household durables 1.2%
Newell Brands, Inc.	4,562	217,790
Internet and direct marketing retail 1.2%
The Priceline Group, Inc. (I)	117	216,078
Media 1.1%
Omnicom Group, Inc.	2,558	210,063
Multiline retail 1.2%
Target Corp.	3,986	222,618
Specialty retail 3.2%
The Home Depot, Inc.	2,223	347,010
The TJX Companies, Inc.	3,199	251,569
Textiles, apparel and luxury goods 0.7%
VF Corp.	2,332	127,397
Consumer staples 7.4%		1,366,810
Food and staples retailing 3.9%
Costco Wholesale Corp.	925	164,206
CVS Health Corp.	2,245	185,078
United Natural Foods, Inc. (I)	4,106	170,522
Whole Foods Market, Inc.	5,611	204,072
Food products 1.4%
McCormick & Company, Inc.	2,467	246,453
Household products 1.0%
The Procter & Gamble Company	2,164	188,982
Personal products 1.1%
Unilever NV	3,972	207,497
Energy 5.3%		978,561
Energy equipment and services 0.2%
National Oilwell Varco, Inc.	1,187	41,509
Oil, gas and consumable fuels 5.1%
Apache Corp.	3,177	154,529
EOG Resources, Inc.	3,141	290,543

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       12

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Hess Corp.	3,337	$162,946
Marathon Petroleum Corp.	2,230	113,596
ONEOK, Inc.	4,095	215,438
Financials 14.4%		2,662,110
Banks 8.4%
Bank of America Corp.	17,775	414,869
East West Bancorp, Inc.	5,174	280,793
First Republic Bank	2,777	256,761
KeyCorp	15,574	284,070
The PNC Financial Services Group, Inc.	2,652	317,577
Capital markets 1.1%
Stifel Financial Corp. (I)	4,336	211,900
Insurance 4.9%
Aflac, Inc.	3,315	248,227
Chubb, Ltd.	2,065	283,421
Reinsurance Group of America, Inc.	2,915	364,492
Health care 13.6%		2,518,731
Biotechnology 1.8%
Celgene Corp. (I)	2,230	276,632
Five Prime Therapeutics, Inc. (I)	1,756	61,214
Health care equipment and supplies 4.3%
DENTSPLY SIRONA, Inc.	2,915	184,345
Hologic, Inc. (I)	5,101	230,310
Medtronic PLC	2,113	175,569
Zimmer Biomet Holdings, Inc.	1,773	212,139
Health care providers and services 3.1%
Cigna Corp.	2,383	372,630
Quest Diagnostics, Inc.	1,902	200,680
Health care technology 1.3%
Cerner Corp. (I)	3,542	229,345
Pharmaceuticals 3.1%
Johnson & Johnson	1,938	239,285
Merck & Company, Inc.	5,400	336,582
Industrials 10.1%		1,872,670
Aerospace and defense 1.0%
Hexcel Corp.	3,622	187,439
Building products 1.1%
Johnson Controls International PLC	4,912	204,192
Commercial services and supplies 0.7%
Interface, Inc.	6,683	132,992

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       13

	Shares	Value
Industrials (continued)
Construction and engineering 0.9%
Quanta Services, Inc. (I)	4,671	$165,540
Electrical equipment 2.4%
Acuity Brands, Inc.	969	170,641
Eaton Corp. PLC	3,484	263,530
Machinery 3.1%
Wabtec Corp.	3,082	258,549
Xylem, Inc.	6,121	314,681
Road and rail 0.9%
JB Hunt Transport Services, Inc.	1,953	175,106
Information technology 20.6%		3,800,244
Communications equipment 3.5%
Cisco Systems, Inc.	6,413	218,491
F5 Networks, Inc. (I)	1,830	236,308
Palo Alto Networks, Inc. (I)	1,815	196,764
Internet software and services 4.1%
Alphabet, Inc., Class A (I)	656	606,485
LogMeIn, Inc.	1,254	141,702
IT services 1.9%
PayPal Holdings, Inc. (I)	7,273	347,068
Semiconductors and semiconductor equipment 3.8%
First Solar, Inc. (I)	2,937	86,788
Maxim Integrated Products, Inc.	3,855	170,198
NXP Semiconductors NV (I)	2,648	280,026
Xilinx, Inc.	2,667	168,314
Software 7.3%
Adobe Systems, Inc. (I)	1,786	238,860
ANSYS, Inc. (I)	2,303	253,698
Citrix Systems, Inc. (I)	2,500	202,350
Microsoft Corp.	5,517	377,694
salesforce.com, Inc. (I)	3,199	275,498
Materials 4.2%		783,599
Chemicals 2.5%
Ecolab, Inc.	1,924	248,369
International Flavors & Fragrances, Inc.	1,589	220,220
Containers and packaging 1.7%
Owens-Illinois, Inc. (I)	9,365	204,344
Sealed Air Corp.	2,514	110,666
Real estate 4.3%		784,475
Equity real estate investment trusts 4.3%
AvalonBay Communities, Inc.	1,392	264,257

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       14

			Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
	Federal Realty Investment Trust		1,013	$132,592
	HCP, Inc.		4,190	131,357
	SBA Communications Corp. (I)		2,026	256,269
Telecommunication services 1.2%				224,821
Diversified telecommunication services 1.2%
	Verizon Communications, Inc.		4,897	224,821
Utilities 2.8%				519,585
Multi-utilities 1.0%
	National Grid PLC, ADR		2,821	182,998
Water utilities 1.8%
	American Water Works Company, Inc.		4,220	336,587
	Yield (%)		Shares	Value
Short-term investments 3.4%				$638,427
(Cost $638,427)
Money market funds 3.4%				638,427
Federated Government Obligations Fund, Institutional Class	0.6400(Y	)	638,427	638,427
Total investments (Cost $16,700,341)† 99.6%				$18,425,061
Other assets and liabilities, net 0.4%				$66,761
Total net assets 100.0%				$18,491,822

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-17.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $16,700,341. Net unrealized appreciation aggregated to $1,724,720, of which $2,214,432 related to appreciated investment securities and $489,712 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-17 (unaudited)

Assets
Investments, at value (Cost $16,700,341)	$18,425,061
Receivable for fund shares sold	5,658
Dividends and interest receivable	12,548
Receivable due from advisor	3,239
Other receivables and prepaid expenses	67,444
Total assets	18,513,950
Liabilities
Payable to affiliates
Accounting and legal services fees	902
Transfer agent fees	1,650
Trustees' fees	13
Other liabilities and accrued expenses	19,563
Total liabilities	22,128
Net assets	$18,491,822
Net assets consist of
Paid-in capital	$16,640,230
Undistributed net investment income	24,943
Accumulated net realized gain (loss) on investments	101,929
Net unrealized appreciation (depreciation) on investments	1,724,720
Net assets	$18,491,822

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($5,057,374 ÷ 452,751 shares)[1]	$11.17
Class C ($1,083,380 ÷ 97,244 shares)[1]	$11.14
Class I ($11,344,451 ÷ 1,014,593 shares)	$11.18
Class R6 ($1,006,617 ÷ 90,000 shares)	$11.18
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$11.76

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       16

STATEMENT OF OPERATIONS  For the six months ended 4-30-17 (unaudited)

Investment income
Dividends	$144,130
Interest	1,030
Less foreign taxes withheld	(31)
Total investment income	145,129
Expenses
Investment management fees	63,377
Distribution and service fees	10,679
Accounting and legal services fees	1,987
Transfer agent fees	9,140
Trustees' fees	300
State registration fees	42,421
Printing and postage	17,199
Professional fees	43,963
Custodian fees	7,138
Other	4,497
Total expenses	200,701
Less expense reductions	(112,513)
Net expenses	88,188
Net investment income	56,941
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	102,432
Change in net unrealized appreciation (depreciation) of investments	1,620,873
Net realized and unrealized gain	1,723,305
Increase in net assets from operations	$1,780,246

SEE NOTES TO FINANCIAL STATEMENTS
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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-17	Period ended 10-31-16[1]
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$56,941	$70,126
Net realized gain	102,432	44,202
Change in net unrealized appreciation (depreciation)	1,620,873	103,847
Increase in net assets resulting from operations	1,780,246	218,175
Distributions to shareholders
From net investment income
Class A	(29,473)	—
Class C	(2,264)	—
Class I	(78,073)	—
Class R6	(8,198)	—
From net realized gain
Class A	(12,393)	—
Class C	(2,608)	—
Class I	(27,096)	—
Class R6	(2,608)	—
Total distributions	(162,713)	—
From fund share transactions	1,393,960	15,262,154
Total increase	3,011,493	15,480,329
Net assets
Beginning of period	15,480,329	—
End of period	$18,491,822	$15,480,329
Undistributed net investment income	$24,943	$86,010

1	Period from 6-6-16 (commencement of operations) to 10-31-16.

SEE NOTES TO FINANCIAL STATEMENTS
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Financial highlights

Class A Shares Period ended	4-30-17[1]		10-31-16[2]
Per share operating performance
Net asset value, beginning of period	$10.14		$10.00
Net investment income[3]	0.03		0.04
Net realized and unrealized gain on investments	1.10		0.10
Total from investment operations	1.13		0.14
Less distributions
From net investment income	(0.07)		—
From net realized gain	(0.03)		—
Total distributions	(0.10)		—
Net asset value, end of period	$11.17		$10.14
Total return (%)[4,5]	11.17	[6]	1.40	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$5		$4
Ratios (as a percentage of average net assets):
Expenses before reductions	2.51	[7]	2.62	[7]
Expenses including reductions	1.18	[7]	1.19	[7]
Net investment income	0.38	[7,8]	0.47	[7,8]
Portfolio turnover (%)	8		13

1	Six months ended 4-30-17. Unaudited.
2	Period from 6-6-16 (commencement of operations) to 10-31-16.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	A portion of income is presented unannualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       19

Class C Shares Period ended	4-30-17[1]		10-31-16[2]
Per share operating performance
Net asset value, beginning of period	$10.11		$10.00
Net investment income (loss)[3]	(0.01)		0.01
Net realized and unrealized gain on investments	1.10		0.10
Total from investment operations	1.09		0.11
Less distributions
From net investment income	(0.03)		—
From net realized gain	(0.03)		—
Total distributions	(0.06)		—
Net asset value, end of period	$11.14		$10.11
Total return (%)[4,5]	10.75	[6]	1.10	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1
Ratios (as a percentage of average net assets):
Expenses before reductions	3.26	[7]	3.37	[7]
Expenses including reductions	1.93	[7]	1.94	[7]
Net investment loss	(0.37	) [7,8]	(0.28	) [7,8]
Portfolio turnover (%)	8		13

1	Six months ended 4-30-17. Unaudited.
2	Period from 6-6-16 (commencement of operations) to 10-31-16.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	A portion of income is presented unannualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       20

Class I Shares Period ended	4-30-17[1]		10-31-16[2]
Per share operating performance
Net asset value, beginning of period	$10.15		$10.00
Net investment income[3]	0.04		0.05
Net realized and unrealized gain (loss) on investments	1.10		0.10
Total from investment operations	1.14		0.15
Less distributions
From net investment income	(0.08)		—
From net realized gain	(0.03)		—
Total distributions	(0.11)		—
Net asset value, end of period	$11.18		$10.15
Total return (%)[4]	11.31	[5]	1.50	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$11		$9
Ratios (as a percentage of average net assets):
Expenses before reductions	2.25	[6]	2.36	[6]
Expenses including reductions	0.92	[6]	0.92	[6]
Net investment income	0.64	[6,7]	0.74	[6,7]
Portfolio turnover (%)	8		13

1	Six months ended 4-30-17. Unaudited.
2	Period from 6-6-16 (commencement of operations) to 10-31-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	A portion of income is presented unannualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       21

Class R6 Shares Period ended	4-30-17[1]		10-31-16[2]
Per share operating performance
Net asset value, beginning of period	$10.16		$10.00
Net investment income[3]	0.05		0.06
Net realized and unrealized gain on investments	1.09		0.10
Total from investment operations	1.14		0.16
Less distributions
From net investment income	(0.09)		—
From net realized gain	(0.03)		—
Total distributions	(0.12)		—
Net asset value, end of period	$11.18		$10.16
Total return (%)[4]	11.28	[5]	1.60	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.16	[6]	2.26	[6]
Expenses including reductions	0.81	[6]	0.81	[6]
Net investment income	0.76	[6,7]	0.84	[6,7]
Portfolio turnover (%)	8		13

1	Period from 6-6-16 (commencement of operations) to 10-31-16.
2	Six months ended 4-30-17. Unaudited.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	A portion of income is presented unannualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       22

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock ESG All Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       23

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2017, were $1,420.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       24

and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the NAV of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to nondeductible stock offering costs.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.750% of the first $250 million of the fund's average daily net assets; (b) 0.725% of the next $250 million of the fund's average daily net assets; (c) 0.700% of the next $500 million of the fund's average daily net assets, and (d) 0.700% of the fund's average daily net assets in excess of $1 billion. If net assets exceed $1 billion, then the advisory fee to be paid is 0.700% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Trillium Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2017, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund's expenses exceed 0.81% of average annual net assets, on an annualized basis. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense,

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       25

litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The limitation will continue in effect until February 28, 2018, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at the time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average net assets, on annualized basis. The waiver expires on February 28, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at the time.

For the six months ended April 30, 2017, these expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$30,878	Class R6	$6,513
Class C	6,469	Total	$112,513
Class I	68,653

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2017 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2017, amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.25%
Class C	1.00%

Sales charges. Class A shares may be subject to up-front sales charges. For the six months ended April 30, 2017, no sales charges were assessed.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2017, there were no CDSCs received by the Distributor for Class A and Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       26

Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$5,803	$2,833
Class C	4,876	595
Class I	—	5,636
Class R6	—	76
Total	$10,679	$9,140

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2017 and for the period ended October 31, 2016 were as follows:

		Six months ended 4-30-17		Period ended 10-31-16[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	35,182	$382,259	426,794	$4,269,992
Distributions reinvested	70	748	—	—
Repurchased	(8,325)	(89,824)	(970)	(10,055)
Net increase	26,927	$293,183	425,824	$4,259,937
Class C shares
Sold	7,244	$78,976	90,000	$900,000
Net increase	7,244	$78,976	90,000	$900,000
Class I shares
Sold	96,248	$1,035,478	919,607	$9,202,217
Distributions reinvested	370	3,937	—	—
Repurchased	(1,632)	(17,614)	—	—
Net increase	94,986	$1,021,801	919,607	$9,202,217
Class R6 shares
Sold	—	—	90,000	$900,000
Net increase	—	—	90,000	$900,000
Total net increase	129,157	$1,393,960	1,525,431	$15,262,154

1Period from 6-6-16 (commencement of operations) to 10-31-16.

Affiliates of the fund owned 93%, 93%, 89%, and 100% of shares of the fund of Class A, Class C, Class I and Class R6, respectively, on April 30, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

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Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $2,433,899 and $1,404,406, respectively, for the six months ended April 30, 2017.

Note 7 — New rule issuance

In October 2016, the Securities Exchange Commission (SEC) issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       28

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Trillium Asset Management, LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       29

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock ESG All Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF368604	466SA 4/17 6/17

John Hancock

ESG Large Cap Core Fund

Semiannual report 4/30/17
ESG

A message to shareholders

Dear shareholder,

U.S. stocks and the credit segments of the bond market rallied sharply over the past six months, with several indexes reaching all-time highs before plateauing in the first half of April. In some ways, this recent pause wasn't surprising: Much of the fuel for the rally had been investor optimism over the Trump administration's ability to implement pro-growth policies that would boost economic expansion. Instead, the new administration has struggled with a series of controversies, and investors seem to be waiting for policy to catch up with expectations before bidding asset prices up further.

Regardless of what happens in Washington, asset prices in the United States enjoy the support of solid economic growth, low inflation, and rising levels of employment. Potential headwinds include high valuations—particularly when compared with foreign stocks—and any sustained increase in political uncertainty. Just as John Hancock Investments regularly monitors the risks taken by the portfolio teams managing our funds, it is prudent to periodically check in with your financial advisor to ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
ESG Large Cap Core Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
23	Notes to financial statements
29	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

TOTAL RETURNS AS OF 4/30/17 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Strong market conditions for equities

Stocks enjoyed strong results for most of the period, especially rallying after the November elections, as investors saw the potential for pro-growth policies.

Conservative positioning hurt results

The fund's results trailed its benchmark, the S&P 500 Index, due partly to the fund's somewhat conservative positioning prior to and during the rally.

Stock selection weighed on performance

The fund was hurt by weak stock picking in the information technology, industrials, and consumer discretionary sectors, although results were favorable in consumer staples and healthcare.

SECTOR COMPOSITION AS OF 4/30/17 (%)

A note about risks

Large company stocks could fall out of favor. Foreign investing has additional risks, such as currency and market volatility and political and social instability. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. The fund's ESG policy could cause it to perform differently than similar funds that do not have such a policy. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       3

Discussion of fund performance

An interview with Portfolio Manager Stephanie R. Leighton, CFA, Trillium Asset Management

Stephanie R. Leighton, CFA
Portfolio Manager
Trillium AssetManagement

An interview with Portfolio Manager Stephanie R. Leighton, CFA, Trillium Asset Management

How did the fund perform relative to its benchmark during the six months ended April 30, 2017?

In a very strong environment for stocks, the fund gained 9.71%, trailing its benchmark, the S&P 500 Index, which rose 13.32% for the same timeframe. Much of this underperformance can be attributed to how the fund was positioned as we entered the period. Prior to the U.S. presidential election, we believed the stock market's momentum might slow, given tempered economic growth, and we positioned the portfolio to ride out a slowdown by reducing its sensitivity to the index. Like many observers, however, we were surprised not just by Donald Trump's victory, but also the strength of the subsequent rally. Against this backdrop, the portfolio's moderately conservative positioning left the fund at a relative performance disadvantage.

Looking more specifically at the fund's composition, its relative underperformance stemmed primarily from disappointing stock selection, especially in the information technology sector, where several holdings were notable laggards. Picks in the industrials and consumer discretionary sectors also weighed on results, while security selection in consumer staples and healthcare was favorable.

How would you summarize your investment strategy?

As the fund's subadvisor, we focus exclusively on environmental, social, and governance (ESG) investing. Whenever we choose stocks for the fund, we evaluate them from both a financial and an ESG perspective.

Regarding the first criterion, we have a relatively conservative approach to equity investing. The fund typically includes about 70 to 80 stocks that we have determined to be attractively valued and of high quality, which we define as higher-return businesses with relatively low debt. Our bias tends to be in favor of companies we believe can generate sustainable earnings growth while benefiting from large-scale market forces.

Our investment approach combines top-down macroeconomic analysis with bottom-up security-by-security research to find companies that we believe can deliver strong financial performance over the long term. To seek to control risk, we limit individual position sizes to no more than 5% of

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       4

"Looking more specifically at the fund's composition, its relative underperformance stemmed primarily from disappointing stock selection, especially in the information technology sector ..."
the portfolio while also keeping sector weightings within two percentage points of those in the benchmark.

How do you evaluate potential investments from an ESG standpoint?

Beyond seeking good financial investments, we also want to invest the fund in businesses that are helping to create a better, more sustainable world. Our ESG research looks for companies that we see as meeting positive thresholds of performance on issues including strong workplace practices, a demonstrated record of producing safe products for consumers, protecting the environment, fair compensation for employees and executives, and respecting and upholding human rights.

We firmly believe that companies committed to strong ESG policies can both increase their long-term profitability and gain a competitive edge. In our view, integrating ESG factors into the investment-selection process is the best way to deliver strong long-term risk-adjusted returns for the fund's shareholders. This is why we consider companies' stock performance prospects alongside their ESG profile—both are equally vital components of our strategy.

We also prioritize actively engaging with the companies we invest in. This can entail working closely with the firms' management to encourage them to increase their social dividends, as we often put it. Whether it's through dialogue with company leaders or, in the case of businesses that initially are less eager to engage with us, via shareholder resolutions; we use our power as large investors to

TOP 10 HOLDINGS AS OF 4/30/17 (%)

Alphabet, Inc., Class A	4.4
Microsoft Corp.	2.8
Cigna Corp.	2.5
Chubb, Ltd.	2.5
Eaton Corp. PLC	2.3
Unilever NV	2.3
Cisco Systems, Inc.	2.2
The Procter & Gamble Company	2.2
American Water Works Company, Inc.	2.1
Verizon Communications, Inc.	2.0
TOTAL	25.3
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       5

"Beyond seeking good financial investments, we also want to invest the fund in businesses that are helping to create a better, more sustainable world."
move companies in socially conscious directions. For example, our efforts have been successful in getting companies to adjust their hiring, corporate governance, and environmental practices.

Which stocks detracted from the fund's relative performance?

The fund's biggest individual detractor was Palo Alto Networks, Inc., a provider of network security services that reported slowing sales growth. The company is in the midst of a shift toward larger business deals, which take longer to close than smaller deals. We still see the business as well positioned, and we also recognize that Palo Alto's management has taken steps to address recent challenges.

Another information technology detractor was F5 Networks, Inc., whose software and hardware applications help companies manage and optimize data center traffic. During the period, F5 Networks reported weaker-than-expected quarterly earnings and revenues related to the beginning of a new product cycle for the company. As of period end, we saw potential for this stock and believe that demand for F5's newer products should accelerate. An underweight in strong-performing consumer electronics giant Apple, Inc. also detracted from performance.

Elsewhere, the fund's overweighting in retailer Target Corp. hurt results. Investors have grown increasingly concerned about the retail industry and mounting competition from online outlets. More specifically to Target this period, the company announced significantly worse-than-expected quarterly earnings and forecast worse-than-expected profits for its fiscal year. That said, at period end, we continued to see Target as relatively well positioned in a difficult environment for retailers, while we saw its healthy dividend, strong cash flow, and ability to benefit from higher consumer spending as additional points in the company's favor.

Which stocks contributed to results?

Health insurance provider Cigna Corp. added value. Like those of many other insurers, the company's shares rose following the Republican electoral victories in November. In addition to liking Cigna from a financial perspective, the company was also a good fit for our ESG criteria; compared with its other HMO competitors, we like the company's focus on wellness and preventive medicine.

Another contributor was Panera Bread Company, whose move toward healthier food and the

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       6

elimination of artificial ingredients has also made it a good fit for our criteria. During the period, Panera reported robust same-store sales and margin gains. In addition, Panera's shares rose sharply after the company agreed to an acquisition offer at a premium valuation.

Several stocks in the financials sector also performed very well. Higher interest rates and the prospect of regulatory reductions boosted the performance of such bank holdings as Bank of America Corp. and KeyCorp, both of which were among the fund's largest individual contributors this period.

How were you positioning the fund as of the end of the period?

As a result of higher interest rates, a stronger dollar, increased geopolitical risk, and postelection uncertainty, we have been positioning the portfolio for a potential slowdown in economic growth.

This is not to say that we anticipate another Great Recession, or even imminently expect a smaller recession. But we do think the potential for an economic slowdown has increased, which has led us to keep the fund's beta slightly below the market, while keeping sector weightings relatively close to those of the index. As of period end, the fund was modestly overweight in defensive sectors such as healthcare and consumer staples, while remaining underweight in energy. As of period end, we remained focused on high-quality, durable companies with the potential for sustainable growth and reasonably valued stocks, coupled with attractive ESG profiles.

MANAGED BY

Stephanie R. Leighton On the fund since inception Investing since 1986
Elizabeth R. Levy, CFA On the fund since inception Investing since 2004
Cheryl I. Smith, Ph.D., CFA On the fund since inception Investing since 1987

The views expressed in this report are exclusively those of Stephanie R. Leighton, CFA, Trillium Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2017

	Cumulative total returns (%) with maximum sales charge
	6-month	Since inception[1]
Class A	4.24	5.33
Class C	8.28	9.16
Class I2	9.85	11.16
Class R6[2]	9.82	11.24
Index†	13.32	15.68

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the fund invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6
Gross (%)	1.49	2.24	1.24	1.13
Net (%)	1.19	1.94	0.94	0.81

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P 500 Index.
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock ESG Large Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P 500 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C	6-6-16	10,916	11,016	11,568
Class I2	6-6-16	11,116	11,116	11,568
Class R6[2]	6-6-16	11,124	11,124	11,568

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

1	From 6-6-2016.
2	For certain types of investors as described in the fund's prospectus.
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2016	Ending value on 4-30-2017	Expenses paid during period ended 4-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,097.10	$6.14	1.18%
	Hypothetical example for comparison purposes	1,000.00	1,018.90	5.91	1.18%
Class C	Actual expenses/actual returns	1,000.00	1,092.80	10.01	1.93%
	Hypothetical example for comparison purposes	1,000.00	1,015.20	9.64	1.93%
Class I	Actual expenses/actual returns	1,000.00	1,098.50	4.79	0.92%
	Hypothetical example for comparison purposes	1,000.00	1,020.20	4.61	0.92%
Class R6	Actual expenses/actual returns	1,000.00	1,098.20	4.21	0.81%
	Hypothetical example for comparison purposes	1,000.00	1,020.80	4.06	0.81%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       11

Fund's investments

As of 4-30-17 (unaudited)
	Shares	Value
Common stocks 98.6%		$17,565,409
(Cost $15,966,791)
Consumer discretionary 12.6%		2,239,238
Auto components 0.7%
BorgWarner, Inc.	2,806	118,638
Hotels, restaurants and leisure 2.2%
Panera Bread Company, Class A (I)	554	173,225
Starbucks Corp.	3,514	211,051
Household durables 1.7%
Newell Brands, Inc.	6,260	298,852
Internet and direct marketing retail 1.2%
The Priceline Group, Inc. (I)	119	219,772
Media 2.2%
Omnicom Group, Inc.	1,314	107,906
Time Warner, Inc.	2,901	287,982
Multiline retail 1.1%
Target Corp.	3,536	197,486
Specialty retail 2.8%
The Home Depot, Inc.	1,270	198,247
The TJX Companies, Inc.	2,023	159,089
Tractor Supply Company	2,163	133,911
Textiles, apparel and luxury goods 0.7%
VF Corp.	2,436	133,079
Consumer staples 10.0%		1,772,185
Food and staples retailing 4.1%
Costco Wholesale Corp.	1,077	191,189
CVS Health Corp.	1,920	158,285
United Natural Foods, Inc. (I)	5,389	223,805
Whole Foods Market, Inc.	4,275	155,482
Food products 1.4%
McCormick & Company, Inc.	2,422	241,958
Household products 2.2%
The Procter & Gamble Company	4,563	398,487
Personal products 2.3%
Unilever NV	7,714	402,979
Energy 4.5%		806,877
Oil, gas and consumable fuels 4.5%
Apache Corp.	2,776	135,025
EOG Resources, Inc.	3,743	346,228

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       12

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Marathon Petroleum Corp.	4,776	$243,289
ONEOK, Inc.	1,565	82,335
Financials 13.9%		2,465,695
Banks 8.7%
Bank of America Corp.	15,200	354,768
Fifth Third Bancorp	8,815	215,350
First Republic Bank	1,749	161,713
KeyCorp	15,333	279,674
The PNC Financial Services Group, Inc.	2,377	284,646
Webster Financial Corp.	4,776	242,669
Insurance 5.2%
Aflac, Inc.	3,293	246,580
Chubb, Ltd.	3,181	436,592
Reinsurance Group of America, Inc.	1,949	243,703
Health care 15.5%		2,757,614
Biotechnology 3.1%
Biogen, Inc. (I)	546	148,081
Celgene Corp. (I)	2,060	255,543
Shire PLC, ADR	841	148,823
Health care equipment and supplies 4.3%
Becton, Dickinson and Company	878	164,160
Hologic, Inc. (I)	2,960	133,644
Medtronic PLC	2,650	220,187
Zimmer Biomet Holdings, Inc.	2,111	252,581
Health care providers and services 4.2%
Cigna Corp.	2,871	448,938
Quest Diagnostics, Inc.	2,871	302,919
Pharmaceuticals 3.9%
Johnson & Johnson	1,469	181,377
Merck & Company, Inc.	5,352	333,590
Novartis AG, ADR	2,178	167,771
Industrials 9.1%		1,628,939
Air freight and logistics 0.9%
United Parcel Service, Inc., Class B	1,550	166,563
Building products 1.3%
Johnson Controls International PLC	5,508	228,968
Electrical equipment 2.9%
Acuity Brands, Inc.	628	110,591
Eaton Corp. PLC	5,352	404,825

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       13

	Shares	Value
Industrials (continued)
Machinery 2.2%
Wabtec Corp.	1,573	$131,959
Xylem, Inc.	5,049	259,569
Professional services 0.6%
Verisk Analytics, Inc. (I)	1,425	118,004
Road and rail 1.2%
JB Hunt Transport Services, Inc.	2,325	208,460
Information technology 23.0%		4,102,584
Communications equipment 4.6%
Cisco Systems, Inc.	11,731	399,675
F5 Networks, Inc. (I)	1,675	216,293
Palo Alto Networks, Inc. (I)	1,905	206,521
Internet software and services 5.3%
Alphabet, Inc., Class A (I)	849	784,917
LogMeIn, Inc.	1,380	155,940
IT services 3.6%
Mastercard, Inc., Class A	2,953	343,493
PayPal Holdings, Inc. (I)	6,481	309,273
Semiconductors and semiconductor equipment 2.5%
Analog Devices, Inc.	2,082	158,648
First Solar, Inc. (I)	1,255	37,085
NXP Semiconductors NV (I)	2,354	248,936
Software 6.0%
Adobe Systems, Inc. (I)	1,528	204,355
Autodesk, Inc. (I)	2,193	197,524
Citrix Systems, Inc. (I)	2,148	173,859
Microsoft Corp.	7,205	493,254
Technology hardware, storage and peripherals 1.0%
Apple, Inc.	1,203	172,811
Materials 1.6%		288,586
Chemicals 1.0%
Ecolab, Inc.	1,337	172,593
Containers and packaging 0.6%
Sealed Air Corp.	2,635	115,993
Real estate 3.3%		587,094
Equity real estate investment trusts 3.3%
AvalonBay Communities, Inc.	982	186,423
Federal Realty Investment Trust	1,528	200,000
HCP, Inc.	6,401	200,671

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       14

			Shares	Value
Telecommunication services 2.0%				$360,623
Diversified telecommunication services 2.0%
Verizon Communications, Inc.			7,855	360,623
Utilities 3.1%				555,974
Multi-utilities 1.0%
National Grid PLC, ADR			2,643	171,451
Water utilities 2.1%
American Water Works Company, Inc.			4,821	384,523
	Yield (%)		Shares	Value
Short-term investments 1.0%				$173,534
(Cost $173,534)
Money market funds 1.0%				173,534
Federated Government Obligations Fund, Institutional Class	0.6400(Y	)	173,534	173,534
Total investments (Cost $16,140,325)† 99.6%				$17,738,943
Other assets and liabilities, net 0.4%				$62,904
Total net assets 100.0%				$17,801,847

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-17.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $16,140,325. Net unrealized appreciation aggregated to $1,598,618, of which $2,052,591 related to appreciated investment securities and $453,973 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-17 (unaudited)

Assets
Investments, at value (Cost $16,140,325)	$17,738,943
Receivable for fund shares sold	4,903
Dividends and interest receivable	12,738
Receivable due from advisor	3,308
Other receivables and prepaid expenses	66,904
Total assets	17,826,796
Liabilities
Payable to affiliates
Accounting and legal services fees	885
Transfer agent fees	1,601
Trustees' fees	13
Other liabilities and accrued expenses	22,450
Total liabilities	24,949
Net assets	$17,801,847
Net assets consist of
Paid-in capital	$16,213,875
Undistributed net investment income	45,379
Accumulated net realized gain (loss) on investments	(56,025)
Net unrealized appreciation (depreciation) on investments	1,598,618
Net assets	$17,801,847

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($5,059,552 ÷ 459,549 shares)[1]	$11.01
Class C ($1,030,909 ÷ 93,884 shares)[1]	$10.98
Class I ($10,719,236 ÷ 972,647 shares)	$11.02
Class R6 ($992,150 ÷ 90,000 shares)	$11.02
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$11.59

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       16

STATEMENT OF OPERATIONS  For the six months ended 4-30-17 (unaudited)

Investment income
Dividends	$174,061
Interest	691
Less foreign taxes withheld	(58)
Total investment income	174,694
Expenses
Investment management fees	62,432
Distribution and service fees	10,886
Accounting and legal services fees	1,964
Transfer agent fees	9,011
Trustees' fees	298
State registration fees	41,805
Printing and postage	17,750
Professional fees	48,117
Custodian fees	7,560
Other	4,500
Total expenses	204,323
Less expense reductions	(117,075)
Net expenses	87,248
Net investment income	87,446
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	17,873
Change in net unrealized appreciation (depreciation) of investments	1,424,625
Net realized and unrealized gain	1,442,498
Increase in net assets from operations	$1,529,944

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-17	Period ended 10-31-16[1]
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$87,446	$73,435
Net realized gain (loss)	17,873	(73,898)
Change in net unrealized appreciation (depreciation)	1,424,625	173,993
Increase in net assets resulting from operations	1,529,944	173,530
Distributions to shareholders
From net investment income
Class A	(34,138)	—
Class C	(3,231)	—
Class I	(84,618)	—
Class R6	(9,020)	—
Total distributions	(131,007)	—
From fund share transactions	962,619	15,266,761
Total increase	2,361,556	15,440,291
Net assets
Beginning of period	15,440,291	—
End of period	$17,801,847	$15,440,291
Undistributed net investment income	$45,379	$88,940

1	Period from 6-6-16 (commencement of operations) to 10-31-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       18

Financial highlights

Class A Shares Period ended	4-30-17[1]		10-31-16[2]
Per share operating performance
Net asset value, beginning of period	$10.11		$10.00
Net investment income[3]	0.05		0.04
Net realized and unrealized gain on investments	0.93		0.07
Total from investment operations	0.98		0.11
Less distributions
From net investment income	(0.08)		—
Net asset value, end of period	$11.01		$10.11
Total return (%)[4,5]	9.71	[6]	1.10	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$5		$4
Ratios (as a percentage of average net assets):
Expenses before reductions	2.59	[7]	2.73	[7]
Expenses including reductions	1.18	[7]	1.19	[7]
Net investment income	0.91	[7]	0.64	[7,8]
Portfolio turnover (%)	9		23

1	Six months ended 4-30-17. Unaudited.
2	Period from 6-6-16 (commencement of operations) to 10-31-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.
8	A portion of income is presented unannualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       19

Class C Shares Period ended	4-30-17[1]		10-31-16[2]
Per share operating performance
Net asset value, beginning of period	$10.08		$10.00
Net investment income[3]	0.01		0.01
Net realized and unrealized gain on investments	0.92		0.07
Total from investment operations	0.93		0.08
Less distributions
From net investment income	(0.03)		—
Net asset value, end of period	$10.98		$10.08
Total return (%)[4,5]	9.28	[6]	0.80	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1
Ratios (as a percentage of average net assets):
Expenses before reductions	3.34	[7]	3.48	[7]
Expenses including reductions	1.93	[7]	1.94	[7]
Net investment income (loss)	0.17	[7]	(0.11	) [7,8]
Portfolio turnover (%)	9		23

1	Six months ended 4-30-17. Unaudited.
2	Period from 6-6-16 (commencement of operations) to 10-31-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.
8	A portion of income is presented unannualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       20

Class I Shares Period ended	4-30-17[1]		10-31-16[2]
Per share operating performance
Net asset value, beginning of period	$10.12		$10.00
Net investment income[3]	0.06		0.05
Net realized and unrealized gain (loss) on investments	0.93		0.07
Total from investment operations	0.99		0.12
Less distributions
From net investment income	(0.09)		—
Net asset value, end of period	$11.02		$10.12
Total return (%)[4]	9.85	[5]	1.20	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$11		$9
Ratios (as a percentage of average net assets):
Expenses before reductions	2.32	[6]	2.47	[6]
Expenses including reductions	0.92	[6]	0.92	[6]
Net investment income	1.18	[6]	0.88	[6,7]
Portfolio turnover (%)	9		23

1	Six months ended 4-30-17. Unaudited.
2	Period from 6-6-16 (commencement of operations) to 10-31-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	A portion of income is presented unannualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       21

Class R6 Shares Period ended	4-30-17[1]		10-31-16[2]
Per share operating performance
Net asset value, beginning of period	$10.13		$10.00
Net investment income[3]	0.07		0.06
Net realized and unrealized gain on investments	0.92		0.07
Total from investment operations	0.99		0.13
Less distributions
From net investment income	(0.10)		—
Net asset value, end of period	$11.02		$10.13
Total return (%)[4]	9.82	[5]	1.30	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.24	[6]	2.38	[6]
Expenses including reductions	0.81	[6]	0.81	[6]
Net investment income	1.29	[6]	0.99	[6,7]
Portfolio turnover (%)	9		23

1	Six months ended 4-30-17. Unaudited.
2	Period from 6-6-16 (commencement of operations) to 10-31-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	A portion of income is presented unannualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       22

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock ESG Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       23

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2017 were $1,420.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       24

and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of October 31, 2016, the fund has a short-term capital loss carryforward of $73,898 available to offset future net realized capital gains. This carryforward does not expire.

As of October 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to nondeductible stock offering costs.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.750% of the first $250 million of the fund's average daily net assets; b) 0.725% of the next $250 million of the fund's average daily net assets; c) 0.700% of the next $500 million of the fund's average daily net assets; and d) 0.700% of the fund's average daily net assets in excess of $1 billion. If net assets exceed $1 billion, then the advisory fee to be paid is 0.700% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Trillium Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2017, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

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The Advisor has contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.81% of average annual net assets (on an annualized basis) of the fund. Expenses of the fund means all expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The expense limitation expires on February 28, 2018, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

The Advisor also contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares. The class expense waiver expires on February 28, 2018, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2017, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$33,354	Class R6	$6,814
Class C	7,001	Total	$117,075
Class I	69,906

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2017 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%

Sales charges. Class A shares may be subject to up-front sales charges. For the six months ended April 30, 2017, no sales charges were assessed.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2017, there were no CDSCs received by the Distributor for Class A and Class C shares.

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Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$5,929	$2,895
Class C	4,957	605
Class I	—	5,436
Class R6	—	75
Total	$10,886	$9,011

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2017 and for the period ended October 31, 2016 were as follows:

		Six months ended 4-30-17		Period ended 10-31-16[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	35,083	$373,675	432,542	$4,327,513
Distributions reinvested	126	1,332	—	—
Repurchased	(8,202)	(88,147)	—	—
Net increase	27,007	$286,860	432,542	$4,327,513
Class C shares
Sold	224	$2,400	93,659	$936,798
Distributions reinvested	12	127	—	—
Repurchased	(11)	(125)	—	—
Net increase	225	$2,402	93,659	$936,798
Class I shares
Sold	67,980	$728,641	909,951	$9,102,450
Distributions reinvested	116	1,224	—	—
Repurchased	(5,400)	(56,508)	—	—
Net increase	62,696	$673,357	909,951	$9,102,450
Class R6 shares
Sold	—	—	90,000	$900,000
Net increase	—	—	90,000	$900,000
Total net increase	89,928	$962,619	1,526,152	$15,266,761

1Period from 6-6-16 (commencement of operations) to 10-31-16.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       27

Affiliates of the fund owned 91%, 96%, 93% and 100% of shares of the fund of Class A, Class C, Class I and Class R6, respectively, on April 30, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $2,627,019 and $1,553,751, respectively, for the six months ended April 30, 2017.

Note 7 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       28

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Trillium Asset Management, LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       29

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock ESG Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF368605	467SA 4/17 6/17

John Hancock

ESG International Equity Fund

Semiannual report 4/30/17
ESG

John Hancock
ESG International Equity Fund

2	Portfolio summary
4	Your expenses
6	Fund's investments
10	Financial statements
13	Financial highlights
16	Notes to financial statements
22	Evaluation of advisory and subadvisory agreements by the Board of Trustees
27	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       1

Portfolio summary

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

SECTOR COMPOSITION AS OF 4/30/17 (%)

The value of a company's equity securities is subject to change in the company's financial condition and overall market and economic conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. The fund's ESG policy could cause it to perform differently than similar funds that do not have such a policy. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       2

TOP 10 HOLDINGS AS OF 4/30/17 (%)

Hoya Corp.	2.2
Unilever NV	2.1
Bank Rakyat Indonesia Persero Tbk PT	2.1
Roche Holding AG	2.0
Naspers, Ltd., N Shares	2.0
Alibaba Group Holding, Ltd., ADR	2.0
Henkel AG & Company KGaA	1.9
Daikin Industries, Ltd.	1.9
Check Point Software Technologies, Ltd.	1.7
SAP SE	1.7
TOTAL	19.6
As a percentage of net assets.
Cash and cash equivalents are not included.

TOP 10 COUNTRIES AS OF 4/30/17 (%)

Japan	15.5
United Kingdom	10.5
Germany	7.6
Switzerland	7.5
France	5.5
China	5.1
Spain	4.7
South Korea	4.5
Netherlands	3.2
Canada	3.1
TOTAL	67.2
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       3

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on December 14, 2016, with the same investment held until April 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       4

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2016	Ending value on 4-30-2017	Expenses paid during period ended 4-30-2017	Annualized expense ratio
Class A	Actual expenses/actual returns[1]	$1,000.00	$1,134.00	$5.17	1.29%
	Hypothetical example for comparison purposes[2]	1,000.00	1,018.40	6.46	1.29%
Class I	Actual expenses/actual returns[1]	1,000.00	1,136.00	4.13	1.03%
	Hypothetical example for comparison purposes[2]	1,000.00	1,019.70	5.16	1.03%
Class R6	Actual expenses/actual returns[1]	1,000.00	1,136.00	3.73	0.93%
	Hypothetical example for comparison purposes[2]	1,000.00	1,020.20	4.66	0.93%

1	The inception date for the fund is 12-14-16. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 137/365 (to reflect the period).
2	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       5

Fund's investments

As of 4-30-17 (unaudited)
	Shares	Value
Common stocks 96.2%		$16,422,558
(Cost $14,590,087)
Australia 2.6%		440,852
Macquarie Group, Ltd.	3,205	222,641
Origin Energy, Ltd. (I)	40,550	218,211
Brazil 1.2%		202,335
Itau Unibanco Holding SA, ADR	16,450	202,335
Canada 3.1%		531,999
Canadian Pacific Railway, Ltd.	1,700	260,525
The Toronto-Dominion Bank	5,765	271,474
Chile 1.0%		174,195
Sociedad Quimica y Minera de Chile SA, ADR	4,900	174,195
China 5.1%		863,631
Alibaba Group Holding, Ltd., ADR (I)	2,925	337,838
BYD Company, Ltd., H Shares	27,000	159,101
Hengan International Group Company, Ltd.	26,500	198,024
Ping An Insurance Group Company of China, Ltd., H Shares	30,000	168,668
Denmark 2.2%		374,357
Novo Nordisk A/S, B Shares	4,830	188,065
Novozymes A/S, B Shares	4,315	186,292
Finland 1.4%		232,588
Sampo OYJ, A Shares	4,860	232,588
France 5.5%		946,244
Air Liquide SA	1,520	183,139
AXA SA	7,745	206,638
JCDecaux SA (I)	5,875	207,385
Schneider Electric SE	2,890	228,905
Veolia Environnement SA	6,315	120,177
Germany 5.7%		973,368
Bayerische Motoren Werke AG	1,840	175,797
Deutsche Telekom AG	13,095	229,697
ProSiebenSat.1 Media SE	6,570	278,895
SAP SE	2,885	288,979
Hong Kong 2.8%		481,725
AIA Group, Ltd.	37,800	261,630
Hang Lung Properties, Ltd.	84,000	220,095
India 2.4%		404,055
HDFC Bank, Ltd., ADR	3,530	281,023

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       6

	Shares	Value
India (continued)
Infosys, Ltd., ADR	8,450	$123,032
Indonesia 3.0%		515,659
Bank Rakyat Indonesia Persero Tbk PT	362,500	350,139
Kalbe Farma Tbk PT	1,393,900	165,520
Israel 1.7%		295,908
Check Point Software Technologies, Ltd. (I)	2,845	295,908
Japan 15.5%		2,650,819
Astellas Pharma, Inc.	18,900	249,236
Daikin Industries, Ltd.	3,300	320,842
Hoya Corp.	7,900	377,563
Keyence Corp.	520	209,047
Kubota Corp.	13,100	206,362
Mitsubishi UFJ Financial Group, Inc.	34,800	220,514
ORIX Corp.	16,800	256,750
Panasonic Corp.	14,800	176,982
Rakuten, Inc.	20,300	207,954
Shimano, Inc.	1,400	214,262
Shiseido Company, Ltd.	7,800	211,307
Mexico 1.3%		227,376
Grupo Financiero Banorte SAB de CV, Series O	39,400	227,376
Netherlands 3.2%		542,477
Akzo Nobel NV	1,620	141,689
ASML Holding NV	1,680	222,145
ING Groep NV	10,960	178,643
Norway 1.0%		163,124
Statoil ASA	9,905	163,124
Russia 1.2%		203,496
Yandex NV, Class A (I)	7,465	203,496
Singapore 1.3%		229,175
Singapore Telecommunications, Ltd.	85,600	229,175
South Africa 2.0%		340,371
Naspers, Ltd., N Shares	1,790	340,371
South Korea 4.5%		771,566
Coway Company, Ltd.	1,945	171,507
LG Household & Health Care, Ltd.	210	159,695
NAVER Corp.	250	175,706
Samsung Electronics Company, Ltd.	135	264,658
Spain 4.7%		796,064
EDP Renovaveis SA	24,650	187,849

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       7

			Shares	Value
Spain (continued)
	Gamesa Corporacion Tecnologica SA		7,365	$158,839
	Melia Hotels International SA		16,750	248,375
	Repsol SA		12,735	201,001
Sweden 2.7%				452,570
	Atlas Copco AB, B Shares		7,185	238,758
	Svenska Handelsbanken AB, A Shares		15,070	213,812
Switzerland 7.5%				1,283,501
	Julius Baer Group, Ltd. (I)		4,950	258,126
	Novartis AG		3,260	250,971
	Roche Holding AG		1,305	341,472
	Sunrise Communications Group AG (I)(S)		2,085	154,869
	Wolseley PLC		4,375	278,063
Taiwan 1.6%				264,229
	Taiwan Semiconductor Manufacturing Company, Ltd., ADR		7,990	264,229
Thailand 1.5%				262,348
	Kasikornbank PCL		49,100	262,348
United Kingdom 10.5%				1,798,526
	Barclays PLC		92,165	252,386
	BT Group PLC		24,810	97,874
	Croda International PLC		5,430	264,677
	National Grid PLC		10,980	142,172
	Reckitt Benckiser Group PLC		2,360	217,445
	Smith & Nephew PLC		13,445	220,891
	Spirax-Sarco Engineering PLC		3,600	242,407
	Unilever NV		6,885	360,674
Preferred securities 1.9%				$327,234
(Cost $278,710)
Germany 1.9%				327,234
	Henkel AG & Company KGaA		2,405	327,234
	Yield (%)		Shares	Value
Short-term investments 1.2%				$208,025
(Cost $208,025)
Money market funds 1.2%				208,025
JPMorgan U.S. Government Money Market Fund, Institutional Class	0.6443(Y	)	208,025	208,025
Total investments (Cost $15,076,822)† 99.3%				$16,957,817
Other assets and liabilities, net 0.7%				$120,949
Total net assets 100.0%				$17,078,766

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       8

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-17.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $15,076,822. Net unrealized appreciation aggregated to $1,880,995, of which $1,963,011 related to appreciated investment securities and $82,016 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       9

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-17 (unaudited)

Assets
Investments, at value (Cost $15,076,822)	$16,957,817
Foreign currency, at value (Cost $16,053)	16,002
Dividends and interest receivable	48,092
Receivable due from advisor	20,150
Other receivables and prepaid expenses	63,007
Total assets	17,105,068
Liabilities
Payable to affiliates
Accounting and legal services fees	1,421
Transfer agent fees	1,458
Trustees' fees	18
Other liabilities and accrued expenses	23,405
Total liabilities	26,302
Net assets	$17,078,766
Net assets consist of
Paid-in capital	$15,047,865
Undistributed net investment income	110,995
Accumulated net realized gain (loss) on investments and foreign currency transactions	38,831
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,881,075
Net assets	$17,078,766

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($5,154,451 ÷ 454,349 shares)[1]	$11.34
Class I ($10,220,272 ÷ 900,000 shares)	$11.36
Class R6 ($1,704,043 ÷ 150,006 shares)	$11.36
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$11.94

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       10

STATEMENT OF OPERATIONS  For the period ended 4-30-17 (unaudited)1

Investment income
Dividends	$197,866
Interest	1,179
Less foreign taxes withheld	(22,184)
Total investment income	176,861
Expenses
Investment management fees	51,004
Distribution and service fees	4,507
Accounting and legal services fees	1,431
Transfer agent fees	6,297
Trustees' fees	173
State registration fees	26,149
Printing and postage	16,440
Professional fees	34,001
Custodian fees	5,136
Other	3,418
Total expenses	148,556
Less expense reductions	(82,690)
Net expenses	65,866
Net investment income	110,995
Realized and unrealized gain (loss)
Net realized gain (loss) on investments and foreign currency transactions	38,831
Changes in net unrealized appreciation(depreciation) of investments and translation of assets and liabilities in foreign currencies	1,881,075
Net realized and unrealized gain	1,919,906
Increase in net assets from operations	$2,030,901

1	Period from 12-14-16 (commencement of operations) to 10-31-17.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       11

STATEMENT OF CHANGES IN NET ASSETS

Period ended 4-30-17[1]
(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$110,995
Net realized gain	38,831
Change in net unrealized appreciation (depreciation)	1,881,075
Increase in net assets resulting from operations	2,030,901
From fund share transactions	15,047,865
Total increase	17,078,766
Net assets
Beginning of period	—
End of period	$17,078,766
Undistributed net investment income	$110,995

1	Period from 12-14-16 (commencement of operations) to 4-30-17.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       12

Financial highlights

Class A Shares Period ended	4-30-17[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.07
Net realized and unrealized gain on investments	1.27
Total from investment operations	1.34
Net asset value, end of period	$11.34
Total return (%)[3,4]	13.40	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.67	[6]
Expenses including reductions	1.29	[6]
Net investment income	1.66	[6]
Portfolio turnover (%)	6

1	Period from 12-14-16 (commencement of operations) to 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       13

Class I Shares Period ended	4-30-17[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.08
Net realized and unrealized gain (loss) on investments	1.28
Total from investment operations	1.36
Net asset value, end of period	$11.36
Total return (%)[3]	13.60	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	2.41	[5]
Expenses including reductions	1.03	[5]
Net investment income	1.92	[5]
Portfolio turnover (%)	6

1	Period from 12-14-16 (commencement of operations) to 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Class R6 Shares Period ended	4-30-17[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.08
Net realized and unrealized gain on investments	1.28
Total from investment operations	1.36
Net asset value, end of period	$11.36
Total return (%)[3]	13.60	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.31	[5]
Expenses including reductions	0.93	[5]
Net investment income	2.01	[5]
Portfolio turnover (%)	6

1	Period from 12-14-16 (commencement of operations) to 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock ESG International Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The fund commenced operations on December 14, 2016.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2

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includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017, by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$440,852	—	$440,852	—
Brazil	202,335	$202,335	—	—
Canada	531,999	531,999	—	—
Chile	174,195	174,195	—	—
China	863,631	337,838	525,793	—
Denmark	374,357	—	374,357	—
Finland	232,588	—	232,588	—
France	946,244	—	946,244	—
Germany	973,368	—	973,368	—
Hong Kong	481,725	—	481,725	—
India	404,055	404,055	—	—
Indonesia	515,659	—	515,659	—
Israel	295,908	295,908	—	—
Japan	2,650,819	—	2,650,819	—
Mexico	227,376	227,376	—	—
Netherlands	542,477	—	542,477	—
Norway	163,124	—	163,124	—
Russia	203,496	203,496	—	—
Singapore	229,175	—	229,175	—
South Africa	340,371	—	340,371	—
South Korea	771,566	—	771,566	—
Spain	796,064	—	796,064	—
Sweden	452,570	—	452,570	—
Switzerland	1,283,501	—	1,283,501	—
Taiwan	264,229	264,229	—	—
Thailand	262,348	—	262,348	—
United Kingdom	1,798,526	—	1,798,526	—
Preferred securities	327,234	—	327,234	—
Short-term investments	208,025	208,025	—	—
Total investments in securities	$16,957,817	$2,849,456	$14,108,361	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are

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reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the period ended April 30, 2017, the fund had no borrowings under the line of credit. Commitment fees for the period ended April 30, 2017, were $709.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       18

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.850% of the first $250 million of the fund's average daily net assets; b) 0.800% of the next $500 million of the fund's average daily net assets; and c) 0.750% of the fund's average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Boston Common Asset Management LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended April 30, 2017, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.91% of average annual net assets (on an annualized basis) of the fund. Expenses of the fund means all expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The expense limitation expires on February 28, 2018, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

For the period ended April 30, 2017, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$24,888	Class R6	$8,259
Class I	49,543	Total	$82,690

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

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The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended April 30, 2017 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended April 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 Fee
Class A	0.25%

Sales charges. Class A shares may be subject to up-front sales charges. For the period ended April 30, 2017, no sales charges were assessed.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the period ended April 30, 2017, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the period ended April 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$4,507	$2,217
Class I	—	3,980
Class R6	—	100
Total	$4,507	$6,297

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

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Note 5 — Fund share transactions

Transactions in fund shares for the period ended April 30, 2017 was as follows:

		Period ended 4-30-17[1]
	Shares	Amount
Class A shares
Sold	455,248	$4,557,804
Repurchased	(899)	(9,989)
Net increase	454,349	$4,547,815
Class I shares
Sold	900,000	$9,000,000
Net increase	900,000	$9,000,000
Class R6 shares
Sold	150,028	$1,500,300
Repurchased	(22)	(250)
Net increase	150,006	$1,500,050
Total net increase	1,504,355	$15,047,865

1Period from 12-14-16 (commencement of operations) to 4-30-17.

Affiliates of the fund owned 99%, 100% and 100% of shares of the fund of Class A, Class I and Class R6, respectively, on April 30, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $15,755,235 and $947,758, respectively, for the period ended April 30, 2017.

Note 7 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on December 6-8, 2016, the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including all of the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the establishment of John Hancock ESG International Equity Fund (the New Fund).

This section describes the evaluation by the Board of:

(a)	an amendment to the advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) (the Advisory Agreement); and
(b)	a subadvisory agreement between the Advisor and Boston Common Asset Management, LLC (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).

In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative fee and expense information for a peer group of similar mutual funds, and including with respect to the Subadvisor, performance information for comparatively managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's anticipated revenues and costs of providing services to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor to the John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by legal counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory arrangement in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history. The Board also noted that, on a regular basis, it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor will be responsible for the management of the day-to-day operations of the New Fund, including but not limited to, general supervision of and coordination of the services to be

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       22

provided by the Subadvisor, and also will be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of its deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, at this and at prior meetings, the performance of other comparable funds or accounts, if any, managed by the Advisor and Subadvisor and the performance of their respective benchmarks and/or peer groups. The Board also considered that a composite of comparable accounts managed by the Subadvisor outperformed an applicable benchmark and the average of a comparable peer group for the three-month, one-year, and three-year periods ended September 30, 2016. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor.

Fees and Expenses. The Board reviewed comparative information including, among other data, the New Fund's anticipated management fees and net total expenses as compared to similarly situated investment companies deemed to be comparable to the New Fund. The Board noted that the New Fund's anticipated management fees, which include both advisory and administrative costs, were higher than the peer group median. The Board also noted that the New Fund's anticipated net total expenses were below the peer group median for Class A shares and that the New Fund's anticipated net total expenses were above the peer group median for Class R6 shares. The Board took into account management's discussion of the New Fund's anticipated expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the New Fund and the services they provide to other such comparable clients or funds.

The Board took into account management's discussion with respect to the proposed advisory/subadvisory fee structure, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees. The Board also took into

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       23

account that management has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Fund, which is discussed further below. The Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the New Fund. The Board also noted management's discussion of certain actions taken over the past several years to reduce the Funds' operating expenses.

The Board concluded that the advisory fees to be paid by the New Fund are reasonable.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the New Fund, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the anticipated net profitability to the Advisor and its affiliates with respect to the New Fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor will also provide administrative services to the New Fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor will provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(i)	noted that the subadvisory fee for the New Fund will be paid by Advisor and is negotiated at arm's length; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the New Fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

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(b)	reviewed the New Fund's advisory fee structure and concluded that: (i) the New Fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements will permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management's discussion of the New Fund's advisory fee structure; and
(c)	the Board also considered the potential effect of the New Fund's future growth in size on its performance and fees. The Board also noted that if the New Fund's assets increase over time, the New Fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(a)	information relating to the Subadvisor's business;
(b)	the performance of comparable funds, as applicable, managed by the New Fund's Subadvisor;
(c)	the proposed subadvisory fee for the New Fund; and
(d)	Information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, Extent, and Quality of Services. With respect to the services to be provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor. The Board considered the Subadvisor's current level of staffing and its overall resources, as well received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who will provide services to the New Fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring processes. The Board reviewed the Subadvisor's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which include evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment processes and philosophies. The Board took into account that the Subadvisor's responsibilities will include the development and maintenance of an investment program for the New Fund that is consistent with the New Fund's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship to the New Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the New Fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       25

the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contract sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest that Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the New Fund, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisor. The Board considered the New Fund's subadvisory fee compared to similarly situated investment companies deemed to be comparable to the New Fund, as applicable. The Board noted the limited size of the peer group. The Board also took into account the subadvisory fees paid by the Advisor to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. The Board considered performance results of comparable funds managed by the Subadvisor against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	a composite of comparable accounts managed by the Subadvisor outperformed an applicable benchmark and the average of a comparable peer group for the three-month, one-year, and three-year periods ended September 30, 2016;
(3)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided; and
(4)	that the subadvisory fees will be paid by the Advisor not the New Fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Fund in order to permit shareholders to benefit from economies of scale if the New Fund grows.
* * *

Based on the Board's evaluation of all factors that it deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendments to the Advisory Agreement and Subadvisory Agreement.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       26

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Boston Common Asset Management, LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       27

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock ESG International Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
469SA 4/17 6/17

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 14, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 14, 2017